As filed with the Securities and Exchange Commission on February 16, 2010

Registration No. 333-74295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __
Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 552-9612

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94163

Name and Address of Agent for Service:

C. David Messman

c/oWellsFargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, California 94105

With copies to:

Marco E. Adelfio, Esq.

GOODWIN PROCTER LLP
901 NEW YORK AVENUE, N.W.
WASHINGTON, D.C. 20001

It is proposed that this filing will become effective on March 18, 2010 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

WELLS FARGO FUNDS TRUST

PART A

PROSPECTUS/PROXY STATEMENT

There will be a special meeting of shareholders of Wells Fargo Funds Trust to be held at 525 Market Street, 12th Floor, San Francisco, California 94105 on February 27, 2009 at 3 p

DRAFT

Retail Money Market Funds (mergers)

[Co-branded logos]

Your Prompt Response Is Requested

The enclosed document is a combined prospectus and proxy statement with proposals that pertain to the reorganization of certain Wells Fargo Advantage Funds. As a shareholder of one or more of the funds, you are being asked to approve a merger of your merging fund(s) into an acquiring Wells Fargo Advantage Fund.

The voting process will only take a few minutes

Instructions for returning your proxy vote are enclosed. Please be sure to respond by June 8, 2010, regardless of the number of shares you own. Your timely response will help ensure a smooth integration of your funds.

Highlights of proxy proposals

For your convenience, the following information highlights the principal aspects of the proposals in the proxy. Full details are provided in the proxy statement.

Why have the proposals for the merger of these Funds been put forward at this time?

The enclosed prospectus/proxy statement for the merger of your funds is part of the overall proposal to combine the fund lineup of Wells Fargo Advantage Funds and Evergreen Funds. As a result of the merger between Wells Fargo & Company and Wachovia Corporation, Wells Fargo Funds Management, LLC, the investment advisor to the Wells Fargo Advantage Funds, and Evergreen Investment Management Company, LLC, the investment advisor to the Evergreen Funds, recommended that the Boards of Trustees of the two fund families approve combining the fund families under the Wells Fargo Advantage Funds name.

What am I being asked to vote on?

As a shareholder of the merging (Target) fund, you are being asked to approve the merger of your fund into a surviving (Acquiring) fund. Your fund’s Board of Trustees believes that the merger is in the best interests of your fund and that the interests of existing shareholders would not be diluted as a result of the merger. As such, they recommend that you vote to approve it.

Upon approval by shareholders and the satisfaction of other closing conditions, the merging fund will transfer all of its assets to the acquiring fund, and the acquiring fund will assume all of the liabilities of the target fund in exchange for shares of a comparable class of the acquiring fund. After the merger, you will receive shares of the surviving fund equal to the number of shares you held in the merging fund.

Each merging fund and its corresponding acquiring fund are listed below:

Merging (Target) Fund       /      Surviving (Acquiring) Fund

Evergreen California Municipal Money Market Fund   /  Wells Fargo Advantage California Municipal Money Market Fund

Evergreen Money Market Fund   /   Wells Fargo Advantage Money Market Fund

Evergreen Municipal Money Market Fund    /  Wells Fargo Advantage Municipal Money Market Fund

Why has my fund’s Board of Trustees recommended that I vote in favor of approving a merger?

Among the factors the Boards considered in recommending the mergers were the following:

Similarities and differences between the investment strategies of the target and acquiring funds.

Shareholders will not bear any direct expenses in connection with the mergers.

The mergers are expected to be a nontaxable event for U.S. federal income tax purposes.

How do I vote my shares?

Please read the enclosed proxy materials, consider the information provided carefully, and then vote promptly. The voting process only takes a few minutes. You may complete, date, sign, and mail your proxy ballot; no postage is necessary if you mail it within the United States. Alternatively, you may vote by calling the toll-free number printed on your proxy ballot, or via the Internet according to the enclosed voting instructions provided on your proxy ballot.

What is the due date for returning my vote?	A final vote will take place at a special meeting of shareholders scheduled on June 8, 2010. Your vote must be received by that date.
Is this a taxable event for shareholders?	No. Each merger is expected to be a nontaxable event for U.S. federal income tax purposes.
Whom should I call with questions about the voting process?

If you have any questions about any proposal or related proxy materials, please call your investment professional, trust officer, or an Evergreen client service representative at 1-800-847-5397, Monday through Friday, 8 a.m. to 6 p.m., Eastern Time, or a Wells Fargo Advantage Funds client service representative at 1-800-260-5969, Monday through Friday, 8 a.m. to 7 p.m., Eastern Time. If you have any questions about the voting process or if you would like to vote by telephone, you may call our proxy solicitor, [  name  ] at    [  phone number  ].

[Back cover]

Evergreen Investments (logo)

Wells Fargo Advantage Funds (logo)

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen Investments SM is a service mark of Evergreen Investment Management Company, LLC.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Advantage Funds.

Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company, is the distributor of the Evergreen Funds and the Wells Fargo Advantage Funds. 120303 02-10

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

____, 2010

Dear Shareholder,

On December 31, 2008, the parent company of the investment adviser to the Evergreen funds, Wachovia Corporation ("Wachovia"), and the parent company of the investment adviser to Wells Fargo Advantage Funds®, Wells Fargo & Company ("Wells Fargo"), merged. Since that date, the investment adviser to the Evergreen funds, Evergreen Investment Management Company, LLC ("EIMC"), and the investment adviser to Wells Fargo Advantage Funds, Wells Fargo Funds Management, LLC ("Funds Management"), have considered rationalizing and reorganizing their mutual fund businesses. After multiple presentations to and discussions with the Boards of Trustees of both the Evergreen funds and Wells Fargo Advantage Funds regarding these matters, on December 30, 2009, EIMC proposed to the Boards of Trustees of the Evergreen funds, and on January 11, 2010, Funds Management proposed to the Boards of Trustees of Wells Fargo Advantage Funds, the mergers outlined in the table below. Both the Boards of Trustees of the Evergreen funds and Wells Fargo Advantage Funds approved the proposed mergers and the related Agreement and Plan of Reorganization subject to the approval by shareholders of each Target Fund (as set forth in the table below), as part of a comprehensive set of mutual fund mergers across the two fund families.

As a result, you are invited to vote on a proposal to merge your Target Fund into a corresponding Acquiring Fund (as set forth in the table below) (each a "Merger," and collectively, the "Mergers"). The Board of Trustees of your Target Trust (as set forth in the table below) has unanimously approved your Target Fund's Merger and recommends that you vote FOR this proposal.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen California Municipal Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund	Wells Fargo Funds Trust
Evergreen Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Money Market Fund	Wells Fargo Funds Trust
Evergreen Municipal Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Municipal Money Market Fund	Wells Fargo Funds Trust

If approved by shareholders, this is how each Merger will work:

  Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund.

  Each Acquiring Fund will assume all of the liabilities of the corresponding Target Fund.

  Each Acquiring Fund will issue new shares that will be distributed to you in an amount equal to the value of your corresponding Target Fund shares.

  If the Merger is consummated, each Target Fund shareholder will become a shareholder of the corresponding Acquiring Fund and will have his or her investment managed in accordance with the Acquiring Fund's investment strategies.

  You will not incur any sales charges or similar transaction charges as a result of the Merger.

  It is expected that the Merger will be a non-taxable event for shareholders for U.S. federal income tax purposes.

Details about each Target Fund's and Acquiring Fund's investment goals, principal investment strategies, portfolio management team, past performance, principal risks, fees, and expenses, along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please read it carefully.

A special meeting of each Target Fund's shareholders will be held on ___, 2010. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. Please complete, date, sign and return the enclosed proxy card in the postage-paid envelope provided. You may also vote by telephone or the internet by following the voting instructions as outlined at the end of this prospectus/proxy statement. If your Target Fund does not receive your vote after several weeks, you may receive a telephone call from [PROXY SOLICITOR], our proxy solicitor, requesting your vote. If you have any questions about the Mergers or the proxy card, please call [PROXY SOLICITOR] at (800) ____ (toll-free).

Remember, your vote is important to us, no matter how many shares you own. Please take this opportunity to vote. Thank you for taking this matter seriously and participating in this important process.

Sincerely,

W. Douglas Munn
President
Evergreen Funds

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

____, 2010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON ___

A Special Meeting (the "Meeting") of Shareholders of your Target Fund, a series of the Target Trust, each set forth in the table below, will be held at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105 on ___, 2010 at 10:00 a.m., Pacific time.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen California Municipal Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund	Wells Fargo Funds Trust
Evergreen Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Money Market Fund	Wells Fargo Funds Trust
Evergreen Municipal Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Municipal Money Market Fund	Wells Fargo Funds Trust

With respect to your Target Fund, the Meeting is being held for the following purposes:

  To consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of ___, 2010, providing for the acquisition of all of the assets of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The Plan also provides for the prompt distribution of the Acquisition Shares to shareholders of the corresponding Target Fund in liquidation of the Target Fund.

  To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. The Board of Trustees of your Target Fund has fixed the close of business on March 10, 2010 as the record date (the "Record Date") for the Meeting. Only shareholders of record as of the close of business on the Record Date will be entitled to this notice, and to vote at the Meeting or any adjournment(s) thereof.

IT IS IMPORTANT THAT PROXY CARDS OR VOTING INSTRUCTION CARDS BE RETURNED PROMPTLY. ALL SHAREHOLDERS ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THEIR ENCLOSED PROXY CARD OR VOTING INSTRUCTION CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD OR VOTING INSTRUCTION CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees,

Michael H. Koonce
Secretary

EVERGREEN FUNDS
200 Berkeley Street
Boston, MA 02116-5034
1.800.343.2898

WELLS FARGO FUNDS TRUST
525 Market Street, 12th Floor
San Francisco, CA 94105
1.800.222.8222

____, 2010

PROSPECTUS/PROXY STATEMENT

This prospectus/proxy statement contains information you should know before voting on the proposed merger (the "Merger") of your Target Fund into the corresponding Acquiring Fund as set forth and defined in the table below, each of which is a series of a registered open-end management investment company. If approved, the Merger will result in your receiving shares of the Acquiring Fund in exchange for your shares of the Target Fund.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen California Municipal Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage California Municipal Money Market Fund	Wells Fargo Funds Trust
Evergreen Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Money Market Fund	Wells Fargo Funds Trust
Evergreen Municipal Money Market Fund	Evergreen Money Market Trust	Wells Fargo Advantage Municipal Money Market Fund	Wells Fargo Funds Trust

The Target and Acquiring Funds listed above are collectively referred to as the "Funds." The Target and Acquiring Trusts listed above are collectively referred to as the "Trusts."

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and/or Merger has been filed with the Securities and Exchange Commission ("SEC").

The prospectuses of each Target Fund and each Acquiring Fund are incorporated into this document by reference and are legally deemed to be part of this prospectus/proxy statement.

The Statement of Additional Information relating to this prospectus/proxy statement (the "Merger SAI"), dated the same date as this prospectus/proxy statement, is also incorporated into this document by reference and is legally deemed to be part of this prospectus/proxy statement.

The Statement of Additional Information ("SAI") and the annual and semi-annual reports of each Target Fund and each Acquiring Fund are incorporated into the Merger SAI by reference and are legally deemed to be part of the Merger SAI.

A copy of your Acquiring Fund's prospectus accompanies this prospectus/proxy statement.

Copies of these documents pertaining to a Target Fund are available upon request without charge by writing to the address above, calling 1.800.343.2898 or visiting the Evergreen funds' Web site at www.evergreeninvestments.com. Copies of these documents pertaining to an Acquiring Fund are available upon request without charge by writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266, calling 1.800.222.8222 or visiting the Wells Fargo Advantage Funds Web site at www.wellsfargo.com/advantagefunds.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F. Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this prospectus/proxy statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

Evergreen Money Market Fund
WF Overland Express Sweep Fund

OVERVIEW

This section summarizes the primary features and consequences of your Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/proxy statement, in the Merger SAI, in each Fund's prospectus, in each Fund's financial statements contained in the annual and semi-annual reports, and in each Fund's SAI, and to the Agreement and Plan of Reorganization (the "Plan"), a form of which is attached as Exhibit A hereto.

Key Features of the Mergers

The Plan sets forth the key features of each Merger and generally provides for the following:

  the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

  the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

  the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund's shareholders; and

  the assumption of the costs of each Merger (other than costs incurred from securities transactions in connection with the Merger) by Wells Fargo Funds Management, LLC ("Funds Management") and/or Evergreen Investment Management Company, LLC ("EIMC") or one of its affiliates.

The Mergers are scheduled to take place on or about July 9, 2010. For a more complete description of the Mergers, see the section entitled "Agreement and Plan of Reorganization," as well as Exhibit A.

Board of Trustees Recommendation

At a meeting held on December 30, 2009 for the Board of Trustees of the Evergreen funds, the Trustees of your Target Fund, including a majority of the Trustees who are not "interested persons" of your Target Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considered and unanimously approved the Merger of your Target Fund.

Before approving the Mergers, the Trustees reviewed, among other things, information about the Funds and the proposed transactions. Those materials set forth a comparison of various factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds, as well as similarities and differences between the Funds' investment goals, principal investment strategies and specific portfolio characteristics.

The Board of Trustees of your Target Fund, including all of the Independent Trustees, has concluded that the Merger would be in the best interests of your Target Fund, and that existing shareholders' interests would not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan to the Target Fund's shareholders and unanimously recommended its approval. The Board of Trustees of Wells Fargo Advantage Funds has also approved the Plan on behalf of each Acquiring Fund.

For further information about the considerations of your Target Trust's Board, please see the section entitled "Reasons for the Mergers."

Merger Summary (Goals, Strategies, Risks, Performance, Expense, Management and Tax Information)

The following section provides a comparison between the Funds with respect to their investment goals, principal investment strategies, fundamental investment policies, risks, performance records, sales charges and expenses. It also provides information about what the management and share class structure of your Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this prospectus/proxy statement and each Fund's prospectus and SAI.

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND INTO WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen California Municipal Money Market Fund:	You will get this class of shares of Wells Fargo Advantage California Municipal Money Market Fund:
Class A	Class A
Class I	Service Class
Class S	Sweep Class[1]
1	Class will be created to receive the assets of the corresponding share class set forth above.

After the Merger, you will receive a number of shares of the Acquiring Fund equal to the number of shares you held in the Target Fund. Both Funds use the "amortized cost" method of valuation to value their investments. For an explanation of how that method may affect the value of the shares you receive in the Merger, please see the section of this prospectus/proxy statement entitled "Pricing Fund Shares."

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are similar. Evergreen California Municipal Money Market Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity, while the Wells Fargo Advantage California Municipal Money Market Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity. Both Funds normally invest at least 80% of their net assets in obligations that pay interest exempt from California individual income tax and regular federal income tax (but not necessarily the federal alternative minimum tax).

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND (Target Fund)	WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND (Acquiring Fund)[1]
INVESTMENT GOAL
The Fund seeks as high a level of current income exempt from regular federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in municipal money market securities issued by the State of California or its political subdivisions, agencies, or instrumentalities, or by other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax and which are determined by the portfolio managers to present minimal credit risk. Examples of municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at a prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.	Under normal circumstances, the Fund invests exclusively in high-quality, short-term money market instruments. The Fund invests at least 80% of its net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal alternative minimum tax (AMT). The Fund may invest any amount of its total assets in municipal obligations that pay interest subject to federal AMT. The Fund may also invest a portion of its total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities, that pay interest exempt from regular federal income tax and California individual income tax.
The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions.	The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.
However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal of tax-exempt income.	The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax or regular federal income tax.
1	Reflects the principal investment strategies of the Wells Fargo Advantage California Municipal Money Market Fund that will be in effect on July 1, 2010.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage California Municipal Money Market Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks
California Municipal Securities Risk
Debt Securities Risk
Issuer Risk
Management Risk
Market Risk
Money Market Fund Risk
Municipal Securities Risk
Regulatory Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how each Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds.

Year-by-Year Total Return for Class A Shares (%)for Evergreen California Municipal Money Market Fund

To obtain 7-day yield information, call (800) 343-2898.

Highest Quarter:	3rd Quarter 2007	+0.76%
Lowest Quarter:	4th Quarter 2009	+0.00%

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage California Municipal Money Market Fund

To obtain 7-day yield information, call (800) 222-8222.

Highest Quarter:	4th Quarter 2000	+0.82%
Lowest Quarter:	3rd Quarter 2009	+0.00%

Average Annual Total Returns for the periods ended 12/31/2009
Evergreen California Municipal Money Market Fund	Inception Date of Share Class	1 Year	5 Year	Performance since 9/24/2001
Class A	9/24/2001	0.09%	1.81%	1.36%
Class I	9/24/2001	0.24%	2.09%	1.66%
Class S	9/24/2001	0.04%	1.60%	1.13%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index[1] (reflects no deduction for fees, expenses, or taxes)		0.21%	3.02%	2.42%
1	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage California Municipal Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/1/1992	0.03%	1.81%	1.58%
Service Class	11/8/1999	0.10%	1.99%	1.77%
Sweep Class	TBD	0.03%	1.81%	1.58%
1	Performance shown for the Sweep Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Class A shares annual returns are substantially similar to what the Sweep Class share returns would be because the Class A and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen California Municipal Money Market Fund
Total Annual Fund Operating Expenses[1]
Class A	0.87%
Class I	0.57%
Class S	1.17%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.84% for Class A and 0.92% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage California Municipal Money Market Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.83%	0.65%
Service Class	0.73%	0.45%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 6/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.
3	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses (After Waiver) were 0.56% for Class A and 0.43% for Service Class. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage California Municipal Money Market Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.64%	0.64%
Service Class	0.54%	0.45%
Sweep Class	0.99%	0.99%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.65% for Class A, 0.45% for Service Class, and 1.05% for Sweep Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen California Municipal Money Market Fund and the Wells Fargo Advantage California Municipal Money Market Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the the 1940 Act (a "Distribution Plan"). The fees charged to the Class A and Class S shares of Evergreen California Municipal Money Market Fund pursuant to the Fund's Distribution Plan are 0.30%, and 0.60%, respectively. Class I shares are not subject to any fees under the Fund's Distribution Plan. The fees charged to the Sweep Class shares of the Wells Fargo Advantage California Municipal Money Market Fund pursuant to the Fund's Distribution Plan are 0.35%. Class A and Service Class shares are not subject to any fees under the Fund's Distribution Plan. Class A, Service Class, and Sweep Class shares of the Wells Fargo Advantage California Municipal Money Market Fund are subject to a shareholder servicing fee equal to 0.25%.

Fund Management Information

The following table identifies the investment adviser and investment sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage California Municipal Money Market Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN MONEY MARKET FUNDINTO WELLS FARGO ADVANTAGE MONEY MARKET FUND

At the same time as your proposed Merger, a Wells Fargo Advantage Fund will be merging into your Acquiring Fund (the "Wells Merger"). Neither merger is contingent on the other.

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Money Market Fund:	You will get this class of shares of Wells Fargo Advantage Money Market Fund:
Class A	Class A
Class B	Class B
Class C	Class C1
Class I	Service Class[1]
Class S	Daily Class[1]
1	Class will be created to receive the assets of the corresponding share class set forth above.

After the Merger, you will receive a number of shares of the Acquiring Fund equal to the number of shares you held in the Target Fund. Both Funds use the "amortized cost" method of valuation to value their investments. For an explanation of how that method may affect the value of the shares you receive in the Merger, please see the section of this prospectus/proxy statement entitled "Pricing Fund Shares."

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are similar. Evergreen Money Market Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity, while the Wells Fargo Advantage Money Market Fund seeks current income, while preserving capital and liquidity. Both Funds invest in high quality U.S. dollar-denominated money market instruments of domestic and foreign issuers. One difference is that the Wells Fargo Advantage Money Market Fund may only purchase "First Tier" securities (as that term is defined in Rule 2a-7 of the 1940 Act). This means that Evergreen Money Market Fund may invest approximately 5% of its assets in securities whose credit quality is below the minimum credit quality of securities in which the Wells Fargo Advantage Money Market Fund may invest.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN MONEY MARKET FUND	WELLS FARGO ADVANTAGE MONEY MARKET FUND
INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.	The Fund seeks current income, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests principally in money market securities. Money market securities include short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations.	Under normal circumstances, the Fund invests exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers.
The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.	The Fund may invest more than 25% of its total assets in U.S. dollar-denominated obligations of U.S. banks.
The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any securities with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.	Security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.
The Fund is not limited to purchasing First Tier securities as part of its principal investment strategies.	The Fund will only purchase First Tier securities.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Money Market Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Advantage Money Market Fund will only purchase "First Tier" securities (as such term is defined in Rule 2a-7 of the 1940 Act), an investment in Evergreen Money Market Fund may be more subject to certain aspects of debt securities risk.

Principal Risks
Counter-Party Risk
Debt Securities Risk
Foreign Investment Risk
Issuer Risk
Management Risk
Market Risk
Money Market Fund Risk
Regulatory Risk
U.S. Government Obligations Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how each Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Money Market Fund

To obtain 7-day yield information, call (800) 343-2898.

Highest Quarter:	4th Quarter 2000	+1.49%
Lowest Quarter:	3rd Quarter 2009	+0.01%

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage Money Market Fund

To obtain 7-day yield information, call (800) 222-8222.

Highest Quarter:	4th Quarter 2000	+1.49%
Lowest Quarter:	4th Quarter 2009	+0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/4/1995	0.26%	2.74%	2.51%
Class B	1/26/1995	-4.76%	1.79%	1.93%
Class C	8/1/1997	-0.76%	2.16%	1.93%
Class I	11/2/1987	0.37%	3.00%	2.78%
Class S	6/30/2000	0.24%	2.49%	2.27%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index[2] (reflects no deduction for fees, expenses, or taxes)		0.21%	3.02%	2.99%
1	Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Class S would have been lower.
2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	7/1/1992	0.12%	2.77%	2.54%
Class B	7/1/1992	-4.99%	1.77%	2.07%
Class C	TBD	-4.99%	1.77%	2.07%
Service Class	TBD	0.12%	2.77%	2.54%
Daily Class	TBD	0.12%	2.77%	2.54%
1	Performance shown for the Class C shares reflects the performance of the Class B shares, and includes sales charges that are not applicable to those of the Class C shares. The Class B shares annual returns are substantially similar to what the Class C share returns would be because the Class B and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar sales charges.
2	Performance shown for the Service Class reflects the performance of the Class A shares, and includes expenses that are not applicable to and higher than those of the Service Class shares. The Class A shares annual returns are substantially similar to what the Service Class share returns would be because the Class A and Service Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.
3	Performance shown for the Daily Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and lower than those of the Daily Class shares. The Class A shares annual returns are substantially similar to what the Daily Class share returns would be because the Class A and Daily Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses are expected to be if the Merger takes place.

The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Money Market Fund are identical to the sales charge schedules for the corresponding class of shares of Evergreen Money Market Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Money Market Fund
	Class A	Class B	Class C	Class I and Class S
Maximum front-end sales charge (load) imposed on purchases (as % of offering price)	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of either the redemption amount or initial investment, whichever is lower)	None	5.00%	1.00%	None

Wells Fargo Advantage Money Market Fund
	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%[1]
1	If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares.

Wells Fargo Advantage Money Market Fund (Pro Forma)
	Class A	Class B	Class C	Daily Class and Service Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None	5.00%[1]	1.00%	None
1	If you exchange Class B shares of a Fund for Money Market Fund Class B shares, and then redeem your Money Market Fund shares, you will be assessed the CDSC applicable to the exchanged shares.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. The pro forma expense information assumes that shareholders of the Target Fund approve the Merger with the Acquiring Fund and that such Merger and the Wells Merger are consummated. If one, but not both, of those Mergers is consummated, the pro forma expense information shown would have been higher. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statements.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Money Market Fund
Total Annual Fund Operating Expenses[1]
Class A	0.90%
Class B	1.60%
Class C	1.60%
Class I	0.60%
Class S	1.20%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.80% for Class A, 0.97% for Class B, 1.01% for Class C, and 0.89% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Money Market Fund
	Total Annual Fund Operating Expenses (Before Waiver)[1]	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.83%	0.76%
Class B	1.58%	1.51%
1	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2	Funds Management has committed through 6/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.
3	The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 0.70% for Class A and 1.06% for Class B. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.

Wells Fargo Advantage Money Market Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.79%	0.70%
Class B	1.54%	1.45%
Class C	1.54%	1.45%
Service Class	0.69%	0.50%
Daily Class	1.04%	1.03%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Money Market Fund and the Wells Fargo Advantage Money Market Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to the Class A, Class B, Class C, and Class S shares of Evergreen Money Market Fund pursuant to the Fund's Distribution Plan are 0.30%, 1.00%, 1.00%, and 0.60%, respectively. Class I shares of Evergreen Money Market Fund are not subject to any fees under the Fund's Distribution Plan. The fees charged to the Class B, Class C and Daily Class shares of the Wells Fargo Advantage Money Market Fund pursuant to the Fund's Distribution Plan are 0.75%, 0.75% and 0.25%, respectively. Class A and Service Class shares of the Wells Fargo Advantage Money Market Fund are not subject to any fees under the Fund's Distribution Plan. Class A, Class B, Class C, Daily Class and Service Class shares of the Wells Fargo Advantage Money Market Fund are subject to a 0.25% shareholder servicing fee.

Fund Management Information

The following table identifies the investment adviser and investment sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Money Market Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN MUNICIPAL MONEY MARKET FUND INTO WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Municipal Money Market Fund:	You will get this class of shares of Wells Fargo Advantage Municipal Money Market Fund:
Class A	Class A1
Class I	Service Class[1]
Class S	Sweep Class[1]
1	Class will be created to receive the assets of the corresponding share class set forth above.

After the Merger, you will receive a number of shares of the Acquiring Fund equal to the number of shares you held in the Target Fund. Both Funds use the "amortized cost" method of valuation to value their investments. For an explanation of how that method may affect the value of the shares you receive in the Merger, please see the section of this prospectus/proxy statement entitled "Pricing Fund Shares."

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

The Funds' investment goals and investment strategies are similar. Evergreen Municipal Money Market Fund seeks to achieve as high a level of current income exempt from regular federal income tax as is consistent with preserving capital and providing liquidity, while the Wells Fargo Advantage Municipal Money Market Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity. Both Funds invest at least 80% of their assets in municipal money market securities the interest from which is exempt from regular federal income tax other than federal alternative minimum tax. One difference is that the Wells Fargo Advantage Municipal Money Market Fund will only purchase "First Tier" securities (as such term is defined in Rule 2a-7 of the 1940 Act). This means that Evergreen Municipal Money Market Fund may currently invest in lower-rated securities with up to 5% of its total assets as compared to the Wells Fargo Advantage Municipal Money Market Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN MUNICIPAL MONEY MARKET FUND	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
INVESTMENT GOAL
The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in municipal money market securities (examples of which include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax. The Fund invests in municipal money market securities determined by the portfolio managers to present minimal credit risk and issued by any U.S. state, the District of Columbia or their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at a prevailing short-term, tax-exempt rate.	Under normal circumstances, the Fund invests exclusively in high-quality, short-term money market instruments, and invests at least 80% of its net assets in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT). The Fund may invest any amount in securities that pay interest subject to federal AMT. The Fund invests principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities; however, it is possible that the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. The Fund actively manages a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. The Fund may invest 25% or more of its total assets in industrial development bonds and in participation interests in these securities.
The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal of tax-exempt income.	The Fund may temporarily deviate from its principal investment strategies by investing its assets in high-quality, short-term money market instruments that pay interest subject to federal income tax. Circumstances in which the Fund may invest in these securities include, but are not limited to, periods of low or no availability of eligible municipal obligations or in order to manage liquidity. If the Fund invests in taxable securities, it may distribute taxable income.
In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.	Security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and average maturity.
The Fund is not limited to purchasing First Tier securities as part of its principal investment strategies.	The Fund will only purchase First Tier securities.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to an investment in the Wells Fargo Advantage Municipal Money Market Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Advantage Municipal Money Market Fund will only purchase "First Tier" securities (as such term is defined in Rule 2a-7 of the 1940 Act), an investment in Evergreen Municipal Money Market Fund may be more subject to certain aspects of counter-party risk and debt securities risk.

Principal Risks
Debt Securities Risk
Issuer Risk
Management Risk
Market Risk
Money Market Fund Risk
Municipal Securities Risk
Regulatory Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth in the Fund's prospectus and SAI.

Fund Performance Comparison

The following bar charts and tables illustrate how each Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com and for a Wells Fargo Advantage Fund at www.wellsfargo.com/advantagefunds. Since the share classes of the Acquiring Fund involved in the Merger have not yet commenced operations, Year-by-Year Total Return information is shown for Investor Class shares, which are not involved in the Merger.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Municipal Money Market Fund

To obtain 7-day yield information, call (800) 343-2898.

Highest Quarter:	4th Quarter 2000	+1.05%
Lowest Quarter:	4th Quarter 2009	+0.00%

Year-by-Year Total Return for Class A Shares (%) for Wells Fargo Advantage Municipal Money Market Fund1

1	Performance shown for the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and lower than those of the Class A shares. The Investor Class shares annual returns are substantially similar to what the Class A share returns would be because the Investor Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.

To obtain 7-day yield information, call (800) 222-8222.

Highest Quarter:	2nd Quarter 2000	+1.08%
Lowest Quarter:	4th Quarter 2009	+0.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
Evergreen Municipal Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	1/5/1995	0.11%	1.89%	1.76%
Class I	11/2/1988	0.26%	2.16%	2.05%
Class S	6/30/2000	0.04%	1.63%	1.51%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index[2] (reflects no deduction for fees, expenses, or taxes)		0.21%	3.02%	2.99%
1	Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, 10-year returns for Class S would have been lower.
2	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Average Annual Total Returns for the periods ended 12/31/2009
Wells Fargo Advantage Municipal Money Market Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A	TBD	0.14%	1.99%	2.01%
Service Class[2]	TBD	0.14%	1.99%	2.01%
Sweep Class	TBD	0.14%	1.99%	2.01%
1	Performance shown for the Class A shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and lower than those of the Class A shares. The Investor Class shares annual returns are substantially similar to what the Class A share returns would be because the Investor Class and Class A shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.
2	Performance shown for the Service Class reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Service Class shares. The Investor Class shares annual returns are substantially similar to what the Service Class share returns would be because the Investor and Service Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses.
3	Performance shown for the Sweep Class reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and lower than those of the Sweep Class shares. The Investor Class shares annual returns are substantially similar to what the Sweep Class share returns would be because the Investor and Sweep Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have similar expenses

Shareholder Fee and Fund Expense Comparison

The expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. With respect to both the Target and Acquiring Funds, no sales charges are imposed on either purchases or sales of fund shares.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for both the Target and the Acquiring Funds set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for both the Target and Acquiring Funds based upon the actual expenses incurred by such Funds during their most recently completed fiscal years. Exhibit C also includes pro forma expense tables and examples for the Acquiring Fund based on the date of the Acquiring Fund's most recent financial statement.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Municipal Money Market Fund
Total Annual Fund Operating Expenses[1]
Class A	0.82%
Class I	0.52%
Class S	1.12%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.75% for Class A, 0.51% for Class I and 0.84% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Municipal Money Market Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.85%	0.65%
Service Class	0.75%	0.45%
Sweep Class	1.20%	1.05%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Municipal Money Market Fund and the Wells Fargo Advantage Municipal Money Market Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). The fees charged to the Class A and Class S shares of Evergreen Municipal Money Market Fund pursuant to the Fund's Distribution Plan are 0.30% and 0.60%, respectively. Class I shares of Evergreen Municipal Money Market Fund are not subject to any fees under the Fund's Distribution Plan. The fees charged to the Sweep Class of the Wells Fargo Advantage Municipal Money Market Fund pursuant to the Fund's Distribution Plan are 0.35%. Class A and Service Class shares of the Wells Fargo Advantage Municipal Money Market Fund are not subject to any fees under the Fund's Distribution Plan. Class A, Service Class, and Sweep Class shares of the Wells Fargo Advantage Municipal Money Market Fund are subject to a 0.25% shareholder servicing fee.

Fund Management Information

The following table identifies the investment adviser and investment sub-adviser for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Municipal Money Market Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

RISK DESCRIPTIONS

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of a Fund will be positive or that the Fund will meet its investment goal. An investment in a mutual fund is not a deposit with a bank; is not insured, endorsed or guaranteed by the FDIC or any government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following provides additional information regarding the various risks referenced in the section entitled "Merger Summary."

  California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

  Counter-Party Risk. When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

  Foreign Investment Risk. Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

  Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

  Management Risk. We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

  Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline in value or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously.

  Money Market Fund Risk. Although each Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a Fund. Generally, short-term funds such as money market funds do not earn as high a level of income as funds that invest in longer-term instruments. Because the Funds invest in short-term instruments, the Fund's dividend yields may be low when short-term market interest rates are low.

  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. A Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can only look to the revenue generated by the project or or other revenue source rather than the revnue of a state or local government authority. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment. In addition, the SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments will impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

  U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the investment adviser and investment sub-adviser of your Acquiring Fund as referenced in the section entitled "Merger Summary."

Investment Adviser

Funds Management is the investment adviser to your Acquiring Fund and will continue to be the investment adviser to your Acquiring Fund following the Merger.

The following are some key facts about Funds Management:

  Funds Management is an indirect, wholly-owned subsidiary of Wells Fargo & Company ("Wells Fargo").

  Funds Management was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank, N.A. ("Wells Fargo Bank") and is an affiliate of Wells Fargo Bank, which was founded in 1852 and is the oldest bank in the western United States and is one of the largest banks in the United States.

  Funds Management is located at 525 Market Street, San Francisco, California 94105.

Advisory Fees

As compensation for its advisory services to your Acquiring Fund, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of the Acquiring Fund's average daily net assets.

Fund[1]	Breakpoint	Fee
Wells Fargo Advantage California Municipal Money Market Fund	All assets	0.10%
Wells Fargo Advantage Money Market Fund	First $1 Billion	0.30%
	Next $4 Billion	0.275%
	Over $5 Billion	0.25%
Wells Fargo Advantage Municipal Money Market Fund	First $1 Billion	0.30%
	Next $4 Billion	0.275%
	Over $5 Billion	0.25%
1	This table reflects fees which will be in effect as of July 1, 2010.

For the Acquiring Fund's most recent fiscal year, the advisory fee paid to Funds Management was as follows:

Fund	As a % of average daily net assets
Wells Fargo Advantage California Municipal Money Market Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage Municipal Money Market Fund

Sub-Adviser

Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Acquiring Funds. Accordingly, Wells Capital is responsible for the day-to-day investment management activities of the Acquiring Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Sub-Advisory Fees

For providing investment sub-advisory services to an Acquiring Fund, Wells Capital is entitled to receive monthly fees at the annual rates indicated below of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Fund	Breakpoint	Fee
Wells Fargo Advantage California Municipal Money Market Fund	First $1 billion	0.05%
	Next $2 billion	0.03%
	Next $3 billion	0.02%
	Over $6 billion	0.01%
Wells Fargo Advantage Money Market Fund	First $1 billion	0.05%
	Next $2 billion	0.03%
	Next $3 billion	0.02%
	Over $6 billion	0.01%
Wells Fargo Advantage Municipal Money Market Fund	First $1 billion	0.05%
	Next $2 billion	0.03%
	Next $3 billion	0.02%
	Over $6 billion	0.01%

For a discussion regarding the basis for the approval of each Acquiring Fund's investment advisory agreements by its Board of Trustees, please see the Acquiring Fund's shareholder report for the period ended August 31, 2009.

Administration and Transfer Agency Fees

Wells Fargo Advantage Funds and Evergreen funds charge fees for administration and transfer agency services in different ways. The Evergreen funds typically pay separate fees for administration and transfer agency services. These fees are imposed by the Evergreen funds on a fund-wide basis, so that shareholders of all classes share equally in the fees. Wells Fargo Advantage Funds pay Funds Management an administrative fee. The administrative fee is paid in two components. One component is paid on a fund-wide basis equally, while the other fee is applied on a class-by-class basis and at rates that differ among classes. Funds Management provides or obtains transfer agency services for the Funds as part of its administrative service, and the portion of the administrative fee paid on a class-by-class basis is intended in part to compensate Funds Management for providing or obtaining those transfer agency services. As a result of these class allocations, the fees that former Evergreen fund shareholders of certain classes will bear after the Mergers relating to transfer agency services will rise, while former Evergreen fund shareholders of certain other classes will experience a decline in those fees. The administration and transfer agency fees paid by the Funds are included among the expenses that comprise the "Other Expenses" column of the Annual Fund Operating Expense tables included in Exhibit C of this prospectus/proxy statement. Each Fund's SAI (or, in the case of a Shell Fund, the Merger SAI) contains more information regarding the administration and transfer agency service fees borne by the Funds.

MERGER INFORMATION

Reasons for the Mergers

After the merger of the Wells Fargo and Wachovia organizations, representatives of the combined Wells Fargo asset management organization ("Funds Management") approached the Trustees of the Evergreen funds with a proposal to combine the Evergreen and Wells Fargo Advantage Fund families. Funds Management's representatives cited a number of important considerations favoring an eventual combination of the Fund families, including, among others, the integration of the Evergreen and Wells Fargo investment management organizations; possible economies of scale through the increased size of the combined Fund family; contractual savings from service providers to the combined Funds; the ability to select the best Funds from each family to continue as part of the combined Fund family; and more seamless integration of the Evergreen funds into the combined Wells Fargo investment and shareholder servicing platforms and programs.

Over the course of 2009, the Board of Trustees of the Evergreen funds worked closely with the management teams of Funds Management and EIMC to refine the proposed combination of the Fund families. The proposed combination involved a large number of merger transactions, including the Mergers described in this prospectus/proxy statement, each of which would result in an Evergreen fund merging into a Wells Fargo Advantage Fund. References to "mergers" in this section refer generally to the merger transactions (including each Merger described in this prospectus/proxy statement, where applicable) involved in the combination of the Evergreen fund family with the Wells Fargo Advantage Fund family. In their discussions, the Board made clear that, although the combination of the Fund families may well benefit the shareholders of the Evergreen funds as a whole, the Board would consider carefully the impact of the proposed combination on each Evergreen fund and its shareholders individually and would evaluate each merger independently. Areas of discussion, as more fully described below, included the investment programs of the Evergreen and Wells Fargo Advantage Funds proposed to be combined; the portfolio management teams with responsibility for the management of Wells Fargo Advantage Funds after the combinations; and the effects of the combinations on the expenses born directly and indirectly by the investors in the Funds. The Trustees also considered carefully the ongoing governance of the Wells Fargo Advantage Fund family after the combination.

The Trustees reviewed information about each merger and the Evergreen funds and Wells Fargo Advantage Funds participating in each merger at numerous in-person and telephonic meetings occurring throughout 2009. This included information about, among other things, the relative sizes of the Funds, the Funds' investment goals and principal investment strategies, their specific portfolio characteristics, the potential for diversification and economies of scale as a result of or following the merger, and the performance records, portfolio management teams, and expenses of the Funds (as is described in more detail below for each of the Mergers). The Trustees requested additional information from representatives of EIMC and Funds Management as they considered appropriate. The Trustees retained an independent industry consultant to assist them in evaluating the mergers and related information. They also met separately on numerous occasions with independent legal counsel to the Independent Trustees.

The Trustees met with management of EIMC and Funds Management repeatedly during the summer and fall of 2009. As a result of these ongoing discussions, management of EIMC and Funds Management made a number of changes to the proposed mergers, reflecting, among other things, a number of significant changes that the Trustees proposed in the belief that the changes would further improve the mergers for Evergreen fund shareholders. Those changes included such things as changes in the identities of Funds proposed to participate in certain mergers; changes in portfolio management teams; changes in the Wells Fargo Advantage Fund share classes that Evergreen fund shareholders would receive in certain mergers; reductions in advisory fee schedules in certain instances; and the introduction of additional break points or modifications in break point schedules for certain Wells Fargo Advantage Funds which, while not impacting current advisory fees, offered the potential for future advisory fee savings if the Funds increase in size as a result of or following the mergers. Many of the changes, to the extent applicable, are reflected in the descriptions of the Mergers presented in this prospectus/proxy statement.

At a meeting held on December 30, 2009, the Board of Trustees of the Evergreen funds, including all of the Independent Trustees, considered and unanimously approved each of the mergers. The Board of Trustees determined that each merger was in the best interests of the applicable Evergreen fund and that the interests of existing shareholders of each applicable Evergreen fund would not be diluted as a result of the merger.

The Trustees' determinations were based on a comprehensive evaluation of the information provided to them. During their review, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. Although the Trustees considered broader issues arising in the context of the combination of two large mutual fund families, their determinations with respect to each proposed merger were made on a fund-by-fund basis. For each merger the Trustees considered a number of additional matters, including the general factors described above, any significant differences between the investment objectives and policies of the Funds proposed to be merged, the historic investment performance of the Funds proposed to be merged, and the anticipated expenses of Wells Fargo Advantage Funds following the merger (each referred to in this discussion as a "combined Fund"). Detailed information about each of these factors is provided elsewhere in this prospectus/proxy statement. Set out below is a brief summary of the Trustees' considerations of a number of the most important, but not necessarily all, of the factors considered by the Board and the Independent Trustees.

Differences in overall approaches to fees; contract differences; Wells Fargo Expense Limitations.

General. The Trustees reviewed differences between the contractual arrangements of the Evergreen funds and Wells Fargo Advantage Funds, including arrangements with investment advisers, sub-advisers, administrators, transfer agents, and custodians, considering both services and fees. In relevant instances, the Trustees also considered that, in some instances, an Evergreen fund was proposed to be reorganized into a Wells Fargo Advantage Fund that was part of a Master/Gateway structure. Many of those differences are highlighted elsewhere in this prospectus/proxy statement.

Expense limitations. The Trustees noted that the expense limitations currently in effect for the Evergreen funds are generally voluntary expense limitations implemented by EIMC, which EIMC may terminate at any time. The Trustees considered that EIMC would not necessarily be willing to provide those expense limitations indefinitely if the mergers did not occur. (Notwithstanding the voluntary nature of these expense limitations, as a result of discussions of the proposed combination of the Fund families, in December 2009, EIMC management agreed not to reduce or terminate any voluntary expense limitations then in place for the Evergreen funds through the completion of the mergers.) By contrast, they considered that the expense limitations currently in effect for Wells Fargo Advantage Funds ("Wells Fargo Expense Limitations") are contractual obligations on the part of Funds Management, and may only be changed by a vote of the Trustees of Wells Fargo Advantage Funds. The Trustees took into account Funds Management's representations that it has historically sought the termination or relaxation of any Wells Fargo Expense Limitation only in unusual and isolated circumstances. The Trustees placed significant weight on Funds Management's assertion in this regard and on the fact that they had obtained Funds Management's commitment that it would not, in any event, seek or propose to terminate or raise any applicable Wells Fargo Expense Limitation for a period of at least three years following the merger. Thus, in any case where a Wells Fargo Advantage Fund's net expense ratio after a merger would be lower than that of the corresponding Evergreen fund due to a Wells Fargo Expense Limitation, the Trustees considered that the Wells Fargo Expense Limitation would be a contractual commitment in effect for at least three years.

Administrative fees. The Trustees noted that the Evergreen funds typically pay separate fees for administration and transfer agency services. These fees are imposed on a Fund-wide basis, so that shareholders of all classes share equally in the fees. The Trustees noted that Wells Fargo Advantage Funds pay a single fee to Funds Management for both administrative and transfer agency services, and that that fee is charged in part on a Fund-wide basis, and in part separately, and at different rates, to the various share classes within a Fund. In considering the effect of these differences, the Trustees noted that the differences would not likely result in any decrease in the nature or quality of services provided to shareholders and that they may, in some cases, result in a more precise alignment of expenses charged to a share class with services provided to shareholders of that class.

The Trustees considered that Funds Management retained a third party to provide certain transfer agency services to Wells Fargo Advantage Funds, and had negotiated improved fee arrangements with this service provider that were contingent, in part, upon the integration of the Fund families. They also considered that, following discussions with the Trustees and their advisers, Funds Management had agreed to make such changes as were necessary to its administrative service contracts with Wells Fargo Advantage Funds with respect to retail share classes so that all of the negotiated fee savings for these share classes would be passed through directly to Wells Fargo Advantage Funds, to the benefit of those Funds' shareholders, including the former Evergreen fund shareholders, following the mergers.

Share classes. The Trustees considered differences between the share classes offered by the Evergreen funds and those offered by Wells Fargo Advantage Funds. The Trustees noted that certain Class IS shareholders of the Evergreen funds would receive Class A shares of a Wells Fargo Advantage Fund. With respect to those share classes, the Trustees noted that former Class IS shareholders would be able to purchase additional shares of the Wells Fargo Advantage Fund's Class A shares at net asset value, which more closely aligned the Wells Fargo Advantage Fund's Class A shares with the terms of the Evergreen fund's Class IS shares, since those shares generally bear the same operating expenses as Class A shares, but are sold without sales charges. The Trustees also considered that some current Evergreen fund shareholders who do not currently pay a shareholder servicing fee would receive shares that are subject to a shareholder servicing fee as a result of a merger. The Trustees considered the effect of those fees on the Wells Fargo Advantage Fund's gross and net operating expense ratios. In the limited number of cases where those fees were expected to contribute to a shareholder of an Evergreen fund bearing increased net operating expenses as a result of a merger, the Trustees concluded that any increase should not prevent the Trustees from approving the merger in light of the other potential benefits of the merger (such as improved performance) that may inure to the benefit of those same shareholders.

The Trustees considered that there were some significant differences between the shares held by certain Evergreen fund shareholders and the shares they would receive in the mergers. But they concluded, in light of the services provided to the shareholders of the different classes and the overall expenses to be paid by shareholders of those classes, that the differences were not such as to prevent consummation of the mergers.

Method of comparing fees. Each Wells Fargo Advantage Fund pays fees to Funds Management or its affiliates for investment advisory and administrative (including transfer agency) services. Each Evergreen fund pays fees to EIMC or its affiliates for investment advisory, administrative, and transfer agency services. In comparing fees charged by EIMC (and affiliates) with those charged by Funds Management (and affiliates), the Trustees compared the aggregate amount paid by the Evergreen funds for investment advisory, administrative, and transfer agency services with the aggregate amount paid by Wells Fargo Advantage Funds for investment advisory and administrative (including transfer agency) services (the aggregate of those amounts paid by Wells Fargo Advantage Funds referred to below as the "Aggregate Wells Fargo Fees" paid by a Wells Fargo Advantage Fund), as well as the Funds' gross operating expense ratios and net operating expense ratios (net of voluntary expense limitations and, in the case of Wells Fargo Advantage Funds, net of Wells Fargo Expense Limitation). In addition, the Trustees considered the Funds' expenses in light of the average expenses, and average advisory, administrative, and transfer agency fees, paid by other funds in a peer group of competitive funds selected by Lipper Inc.

During the course of their consideration of fees that Wells Fargo Advantage Funds pay for investment advisory services, the Trustees noted that in certain cases, Funds Management and/or its affiliates provide to other clients advisory services that are comparable in some degree to the advisory services that they provide to particular Wells Fargo Advantage Funds. The Trustees considered information that Funds Management provided regarding the rates at which those other clients pay advisory fees. Fees charged to those other clients (generally large institutions) were generally lower than those charged to the respective Wells Fargo Advantage Funds. The Trustees also noted that certain fees paid to Funds Management by the variable trust Wells Fargo Advantage Funds were lower than those paid by comparable retail Wells Fargo Advantage Funds. They considered management's representation that many of those fees are set in light of the expenses of the variable products through which the variable trust Wells Fargo Advantage Funds are sold, and that, as a result, the market for the variable Funds, and the pricing of the variable Funds, is typically different from those of the retail Funds.

Custody and fund accounting savings. The Trustees considered that Funds Management had been able to negotiate improved fee arrangements for custody and fund-accounting services for Wells Fargo Advantage Funds, which were contingent in part upon the integration of the two fund families. Wells Fargo Advantage Funds contract directly for these services, so that these improved fee arrangements will operate to the benefit of those Funds' shareholders, including the former Evergreen fund shareholders, following the mergers.

Tax considerations.

The Trustees considered the relative tax situations of the Evergreen funds and the resulting impact of the mergers on the Funds' shareholders. They reviewed information relating to the Funds' capital loss carryforwards, unrealized and realized gains and losses, and the potential impact of the mergers on these tax attributes. In the case of each merger, the Trustees determined, based upon an evaluation of a variety of factors including the size of the capital loss carryforwards and unrealized and realized gains and losses, the size of each Fund participating in the merger, the expiration schedule for the capital loss carryforwards, and the likelihood that a Fund would be able to take advantage of its capital loss carryforwards, that any loss or limitation on the benefit of a Fund's capital loss carryforward or other tax attributes as a result of the merger should not be seen, in light of all of the aspects of the proposed merger, as dilutive of shareholder interests.

Governance.

The Trustees considered information regarding the Trustees of Wells Fargo Advantage Funds, and a number of the Evergreen Trustees met with all or some of the Wells Fargo Trustees. They considered the experience and expertise of those Trustees. The Trustees also considered, and placed substantial reliance on the facts, that two members of the Evergreen funds Board of Trustees (expected to be Michael S. Scofield and K. Dun Gifford) would be joining Wells Fargo Advantage Funds Board of Trustees upon consummation of the first of the mergers and would resign from the Evergreen funds Board of Trustees at that time, and that the remaining members of the Evergreen funds Board of Trustees would serve in an advisory capacity for a period of two years following the mergers.

Consideration of investment matters and expenses.

The Trustees considered generally that the combination of the Wells Fargo Advantage and Evergreen money market funds had the potential to benefit shareholders in the context of the platforms or products through which they hold their shares. For example, the Trustees noted that certain benefits of a money market fund account, such as cash sweep functions or investment account integration, might be unavailable or more limited for shareholders of an Evergreen money market fund than for a Wells Fargo Advantage money market fund in light of the consolidation of many legacy Wachovia platforms and products into Wells Fargo platforms and products. The Trustees also considered that, in many, though not necessarily all, cases, the combined Funds would be significantly larger than the Evergreen money market funds in question, and so potentially more likely to benefit from economies of scale in expenses and greater diversification.

The Trustees considered that the investment objectives and policies of the surviving Wells Fargo Advantage Funds generally were substantially similar to those of the corresponding Evergreen funds. They noted a number of specific differences between investment policies, but determined that they were not so significant as to prevent the Mergers. All of the Funds are managed to comply with Rule 2a-7 under the 1940 Act so as to permit the Funds to sell and redeem shares at a constant net asset value per share of $1.

The Trustees considered differences in the expenses paid by the various Wells Fargo Advantage and Evergreen funds. They noted that, in most, though not all, cases, the gross expense ratios of the various Evergreen fund share classes are higher than the anticipated gross expense ratios of the corresponding share classes of the combined Funds. They also noted that, in all cases, the net expense ratios of the combined Funds compared favorably to the gross expense ratios of the Evergreen funds. They noted specifically in this regard that during the current period of extraordinarily low interest rates EIMC and Funds Management have both implemented unusual voluntary expense limitations for nearly all of the money market funds, intended to provide shareholders at least a minimal positive yield after expenses for each class of shares. As a result, the current net expense ratios of the money market Funds are generally significantly lower than they would be under normal circumstances, and in some cases, the current net expense ratios of an Evergreen money market Fund may be lower than those of a combined Fund after a merger. However, the Trustees considered that the expense limitations implemented by EIMC are voluntary and may be terminated at any time, and that, if all the voluntary expense limitations were terminated, the gross expense ratio of each class of shares of the Evergreen funds would be higher than the net expense ratio of the corresponding combined Fund share class, as a result of the three-year contractual Wells Fargo Expense Limitation. They also considered that, prior to the current difficult market environment, EIMC had not historically implemented voluntary expense limitations for the money market Funds and that, historically, the net expense ratios of each of the Evergreen funds' share classes had been closer to their current gross expense ratios and higher than the expected net expense ratio of each share class of the corresponding combined Fund after the mergers.

The Trustees considered information about the so-called "shadow" values of shares of certain of the Funds (valuations performed on the basis of actual market quotations and not on the basis of amortized cost valuation as permitted by Rule 2a-7) were less than $1 per share. They considered that, to the extent the differences between the Funds' shadow prices and $1 per share were the result of unrealized losses on portfolio securities, in light of the short-term nature of the Funds' portfolio securities and the high degree of likelihood that the securities would be held to maturity and would mature at par, the difference should not be seen to give rise to a dilution of shareholders' interests.

Agreement and Plan of Reorganization

Each Target Fund will be reorganized into its corresponding Acquiring Fund pursuant to the Plan, a form of which is attached at Exhibit A. The following summary of the Plan is qualified in its entirety by reference to Exhibit A attached hereto.

The Plan provides that the Acquiring Fund will acquire all of the assets of the corresponding Target Fund(s) in exchange for shares of equal value of the Acquiring Fund (measured using the amortized cost method at the close of business on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund(s), on a particular Merger date (the "Closing Date").

The number of full and fractional shares of each class of an Acquiring Fund to be received by each class of its corresponding Target Fund will be determined by dividing the value of assets net of liabilities attributable to such Target Fund class by the net asset value ("NAV") of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course, which in the case of each Evergreen money market fund and each Wells Fargo Advantage money market fund is the "amortized cost" method of valuation. The valuation will be conducted on the business day immediately preceding the Closing Date or upon such other date as the parties may agree, as of the time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the "Valuation Date").

On the Closing Date or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of its applicable Trust, in accordance with applicable law and its Declaration of Trust.

A majority of the applicable Board of Trustees may terminate the Plan on behalf of any Target Fund or Acquiring Fund under certain circumstances. In addition completion of a Merger is subject to numerous conditions set forth in the particular Plan, including approval by Target Fund shareholders, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a "reorganization" for U.S. federal income tax purposes. The Plan also contemplates that the Board of the Acquiring Trust take all actions prior to the Closing Date necessary or appropriate to appoint and constitute two current Trustees of the Evergreen Target Trust as members of the Acquiring Trust's Board. Also, the Plan contemplates that an Advisory Committee be established in accordance with the "Charter of the Advisory Committee of the Trustees of the Legacy Evergreen Funds" that would initially be comprised of the current Trustees of the Evergreen Target Trust ("Evergreen Trustees") who are not appointed to the Acquiring Trust's Board and that a special letter agreement of Funds Management providing, among other things, for Funds Management to compensate Advisory Committee members be in full force and effect. The amount of such compensation will be comparable to the annual retainer amount each current Evergreen Trustee earns as Trustee of such Evergreen Trust, but will in no case be more than the total compensation such Trustee earns for his or her service as Evergreen Trustee. Another condition of the Evergreen Target Trust's obligations under the Plan is that satisfactory arrangements regarding the indemnification of the Evergreen Trustees be entered into. Pursuant to these arrangements, Funds Management is expected to provide operational and financial assurances in respect of liabilities the former Evergreen Trustees may incur in the future relating to their past service as Trustees to the Evergreen Target Trust.

Whether or not the Merger is consummated, Funds Management, EIMC or one of their affiliates will pay all expenses incurred by the Target Fund and Acquiring Fund in connection with the Merger (including the cost of any proxy solicitor). No portion of the expenses incurred in connection with the Merger, except portfolio transaction costs incurred in purchasing or disposing of securities, will be borne directly or indirectly by the Target Fund or Acquiring Fund or their respective shareholders. If a Target Fund's shareholders do not approve the Merger, the Board of Trustees of the Target Trust may consider other possible courses of action in the best interests of the Target Fund and its shareholders.

Information concerning the pro forma capitalization of each Fund is contained in Exhibit D to this prospectus/proxy statement.

Material U.S. Federal Income Tax Consequencesof the Mergers

The following discussion summarizes certain material U.S. federal income tax consequences of your Merger, including an investment in Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this prospectus/proxy statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Mergers or of holding Acquiring Fund shares. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Mergers; or an entity taxable as a partnership for U.S. federal income tax purposes.

We have not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to the U.S. federal income tax consequences of the Mergers or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisers and financial planners as to the particular tax consequences of your Merger and of holding Acquiring Fund shares to you, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of the Mergers as Tax-Free "Reorganizations" Under the Internal Revenue Code

The obligation of the Funds to consummate the Mergers is contingent upon their receipt of an opinion from Proskauer Rose LLP, special tax counsel to the Acquiring Funds, generally to the effect that each Merger will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code with respect to each Acquiring Fund and its corresponding Target Fund(s), and therefore generally:

  no gain or loss will be recognized by the Acquiring Fund upon receipt of the corresponding Target Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

  the Acquiring Fund's tax basis in the assets of the corresponding Target Fund transferred to the Acquiring Fund in the Merger will be the same as the Target Fund's tax basis in the assets immediately prior to the transfer;

  the Acquiring Fund's holding periods for the assets of the corresponding Target Fund will include the periods during which such assets were held by the Target Fund;

  no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon distribution of Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

  no gain or loss will be recognized by the Target Fund's shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares;

  the tax basis of Acquiring Fund shares a Target Fund shareholder receives in connection with the Merger will be the same as the tax basis of his or her Target Fund shares exchanged therefor;

  a Target Fund shareholder's holding period for his or her Acquiring Fund shares will include the period for which he or she held the Target Fund shares exchanged therefor; and

  the Acquiring Fund will succeed to, and take into account the items of the Target Fund described in Section 381(c) of the Internal Revenue Code, subject to the conditions and limitations specified in the Internal Revenue Code and the U.S. Treasury regulations thereunder.

The tax opinion described above will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by us on behalf of the Acquiring Funds and the Target Funds.

Status as a Regulated Investment Company

Since its formation, each Fund has elected and believes it has qualified to be treated as a separate "regulated investment company," or "RIC," under Subchapter M of the Internal Revenue Code. Accordingly, each Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its income and gains to its shareholders.

U.S. Federal Income Taxation of an Investment in an Acquiring Fund

The following discussion summarizes certain material U.S. federal income tax consequences of an investment in an Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the prospectuses and statements of additional information for the Acquiring Funds for additional U.S. federal income tax information.

Qualification as a Regulated Investment Company. It is intended that each Acquiring Fund will qualify as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code. Each Acquiring Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to each Acquiring Fund even though each Acquiring Fund is a series of the Acquiring Trust. Furthermore, each Acquiring Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Internal Revenue Code, each Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to an Acquiring Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Acquiring Fund must also diversify its holdings so that, at the end of each quarter of an Acquiring Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Acquiring Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership.

In addition, with respect to each taxable year, each Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If an Acquiring Fund meets all of the RIC requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, an Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, an Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from an Acquiring Fund in the year they are actually distributed. However, if an Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution by December 31 of the first taxable year. Each Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that an Acquiring Fund will not be subject to U.S. federal income taxation.

Moreover, the Acquiring Funds may retain for investment all or a portion of their net capital gain. If an Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long- term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of an Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. An Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, an Acquiring Fund fails to qualify as a RIC under the Internal Revenue Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, an Acquiring Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if an Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Excise Tax. If an Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, an Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Funds generally intend to actually distribute or be deemed to have distributed substantially all of their ordinary income and capital gain net income, if any, by the end of each calendar year and thus expect not to be subject to the excise tax. However, no assurance can be given that an Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by an Acquiring Fund is determined to be de minimis).

Taxation of Acquiring Fund Investments. It is expected that substantially all of the Acquiring Funds' net income will consist of ordinary income, short-term capital gain and tax-exempt interest income.

Additionally, prospective shareholders should be aware that other investments made by the Acquiring Funds may involve complex tax rules that may result in income or gain recognition by the Acquiring Funds without corresponding current cash receipts. Although the Acquiring Funds seeks to avoid significant non-cash income, such non-cash income could be recognized by the Acquiring Funds, in which case the Acquiring Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Acquiring Funds could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by Wells Fargo Advantage California Municipal Money Market Fund and Wells Fargo Advantage Municipal Money Market Fund (the "Tax-Free Funds"), distributions paid out of an Acquiring Funds' current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Acquiring Funds, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For U.S. federal income tax purposes, the Acquiring Funds' earnings and profits, described above, are determined at the end of the Acquiring Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of an Acquiring Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Acquiring Fund shares and then as capital gain. The Acquiring Funds may make distributions in excess of their earnings and profits, from time to time.

Dividends and distributions on the Acquiring Funds' shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when an Acquiring Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that an Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by the Acquiring Funds as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed an Acquiring Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Acquiring Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Acquiring Funds will designate capital gain dividends, if any, in a written notice mailed by each Acquiring Fund to its shareholders not later than 60 days after the close of such Acquiring Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest an Acquiring Fund earned on direct obligations of the U.S. government if such Acquiring Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Acquiring Fund Shares. In general, as long as the Acquiring Funds maintain a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Acquiring Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Acquiring Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Acquiring Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Acquiring Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of an Acquiring Fund or a different RIC, the sales charge previously incurred in acquiring the Acquiring Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Acquiring Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61 day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to any Acquiring Fund share and such Acquiring Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Acquiring Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this filing.

In addition, if a shareholder holds Acquiring Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Additionally, where an Acquiring Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.

U.S. Federal Income Tax Rates. Non-corporate Acquiring Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2010. Under current law, long-term capital gain will be taxed at a maximum rate of 20% for taxable years beginning on or after January 1, 2011. Reductions in individual U.S. federal income tax enacted in 2003 on "qualified dividend income" generally will not apply to Acquiring Fund distributions.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Distributions from the Acquiring Funds generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends.

Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of U.S. federal income tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Backup Withholding. The Acquiring Funds are generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an Acquiring Fund shareholder if (i) the shareholder fails to furnish an Acquiring Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies an Acquiring Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, distributions made to foreign shareholders may be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Acquiring Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

Tax-Deferred Plans. Shares of the Acquiring Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Tax-Free Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax exempt status of certain distributions from the Tax-Free Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Acquiring Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Tax-Free Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-excempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Acquiring Funds.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Additional Considerations for the Tax-Free Funds. If at least 50% of the value of an Acquiring Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Acquiring Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly designated as such in a written notice mailed to its shareholders.

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your tax adviser to discuss the tax consequences of your investment in a Tax-Free Fund. In the case of the Wells Fargo Advantage California Municipal Money Market Fund, it is intended that its distributions of net interest from California state and municipal obligations generally not be subject to California personal income tax.

No later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax.

In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.

The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

Buying, Selling and Exchanging Fund Shares

Share Class Information

Because the Mergers will be effected at net asset value (NAV) without the imposition of a sales charge, Target Fund shareholders will not pay any contingent deferred sales charges ("CDSC") as a result of the Merger. Target Fund shareholders who receive shares of an Acquiring Fund class that is subject to a CDSC will, however, be subject to a CDSC upon subsequent redemption of the Acquiring Fund shares they receive as a result of the Merger. The CDSC will be based on the date of the original purchase of your Target Fund shares and will continue to be subject to the Target Fund's CDSC schedule listed below and will be calculated using the method described in your Target Fund's prospectus.

The following is a summary description of the charges and fees applicable to the various classes of the Target and Acquiring Funds. Not all Funds offer all of the classes listed. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

Evergreen Funds

  12b-1 Fees. To compensate Wells Fargo Funds Distributor, LLC ("WFFD"), the principal underwriter for the Evergreen funds, for the service it provides and for the expenses it bears in connection with the distribution of shares, certain classes of the Evergreen funds make payments to WFFD from fees assessed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Because 12b-1 fees are paid out of the assets of each applicable class on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales loads. The following table sets forth the 12b-1 fee charged to each class of the Evergreen funds.

Evergreen Fund Class	12b-1 Fee as a Percentage of Net Assets
Class A	0.30%
Class B	1.00%
Class C	1.00%
Class I	0.00%
Class S	0.60%

  Class A. Class A shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Class A shares are subject to 12b-1 fees.

  Class B. If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Target Fund. However, you may pay a contingent deferred sales charge if you sell your shares within six years. See "Calculating the Contingent Deferred Sales Charge" in your Target Fund's prospectus for information on how the contingent deferred sales charge is determined. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares. Depending on your investment timeframe, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A or Class C shares. The amount of the contingent deferred sales charge you pay depends on the length of time you held your shares, as shown below:

Class B Contingent Deferred Sales Charge
Years Held	Maximum Contingent Deferred Sales Charge
1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Thereafter	0.00%
8	Converts to Class A
Dealer Allowance[1]	4.00%
1	The dealer allowance, or commission, is paid by WFFD to investment firms for sales of shares.

The contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "Sales Charge Reduction" in your Evergreen Target Fund's prospectus.

  Class C. If you select Class C shares, you do not pay a front-end sales charge, but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you sell your shares within one year. See "Calculating the Contingent Deferred Sales Charge" in your Target Fund's prospectus for information on how the contingent deferred sales charge is determined. Depending on your investment timeframe, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A shares. The amount of the contingent deferred sales charge you pay depends on the length of time you held your shares, as shown below:

Class C Contingent Deferred Sales Charge
Years Held	Maximum Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance[1]	1.00%
1	The dealer allowance, or commission, is paid by WFFD to investment firms for sales of shares.

The contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "Sales Charge Reduction" in your Target Fund's prospectus.

  Class I. Class I shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee.

  Class S. Class S shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Class S shares are subject to 12b-1 fees. Class S shares are typically purchased in connection with "sweep programs" made available by broker-dealers or other financial intermediaries. Such broker-dealers or financial intermediaries may impose account fees or other charges and certain broker-dealers or financial institutions may impose a fee in connection with purchases of Class S shares.

Wells Fargo Advantage Funds

  12b-1 Fees. Wells Fargo Advantage Funds have adopted a Distribution Plan (a "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for certain classes. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges. The following table sets forth the 12b-1 fee charged to each class of Wells Fargo Advantage Funds.

Wells Fargo Advantage Fund Class	12b-1 Fee as a Percentage of Net Assets
Class A	0.00%
Class B	0.75%
Class C	0.75%
Daily Class	0.25%
Service Class	0.00%
Sweep Class	0.35%

Wells Fargo Advantage Funds have a shareholder servicing plan. Under this plan, each Fund, with respect to certain of its classes of shares, has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the applicable share classes of a Fund pay an annual fee of up to 0.25% of the applicable class's average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

  Class A. Class A shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. However, Class A shares are subject to a shareholder servicing fee of 0.25%.

  Class B. Class B shares are available only for investment in connection with non-commission purchases. Class B shares of the Money Market Fund may also be exchanged for Class B shares of other Wells Fargo Advantage Funds (see "How to Exchange Shares" in your Acquiring Fund's prospectus). Class B shares are subject to a shareholder servicing fee of 0.25%. Class B shareholders who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers" in your Acquiring Fund's prospectus. The CDSC schedule is as follows:

Class B Shares CDSC Schedule
Redemption Within	CDSC
1 Year	5.00%
2 Years	4.00%
3 Years	3.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years	0.00%
8 Years	A Shares

To determine whether the CDSC applies to a redemption, a Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses. For Target Fund shareholders who receive Class B shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

If you exchange Class B shares received in a reorganization for Class B shares of another Wells Fargo Advantage Fund, you will retain the CDSC schedules of your exchanged shares.

  Class C. Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo Advantage family of funds. Class C shares are subject to a CDSC of 1.00% if redeemed, rather than exchanged, within one year of the original purchase date.

  Daily Class. Daily Class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Daily Class shares are subject to a 12b-1 fee of 0.25% and a shareholder servicing fee of 0.25%. Daily Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Daily Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

  Service Class. Service Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. However, Service Class shares are subject to a shareholder servicing fee of 0.25%.

  Sweep Class. Sweep Class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Sweep Class shares are subject to a 12b-1 fee of 0.35% and a shareholder servicing fee of 0.25%. Sweep Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Sweep Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

CDSC WAIVERS

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  Waiver of the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  Waiver of the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  Waiver of the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  We waive the Class B CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits.

  No CDSC is imposed on withdrawals of Class B shares that meet the following circumstances:

  Withdrawals are made by participating in the Systematic Withdrawal Plan; and

  Withdrawals may not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Purchase and Redemption Information

Shares of the Target and Acquiring Funds may be purchased and sold through broker-dealers and other financial intermediaries who have entered into sales agreements with the Funds' principal underwriter. Additional information on how you can buy, redeem or exchange shares of each Fund is available in that Fund's prospectus and SAI. WFFD serves as the principal underwriter for all the Funds.

The following tables set forth the minimum initial purchase amounts for each applicable class of shares of the Target and Acquiring Funds, respectively.

Evergreen Funds
	Minimum Initial Purchase of Classes A, B and C Shares	Minimum Initial Purchase of Class I Shares
Regular Accounts	$1,000	$1,000,000
IRAs	$1,000	N/A
Systematic Investment Plan	$500	N/A

There is no minimum amount for additional purchases for any share class listed above of an Evergreen Target Fund with respect to regular and IRA accounts. For additional purchases through a systematic investment plan, there is a minimum additional purchase amount of $50 a month for Classes A, B and C. Information regarding certain applicable exceptions is available in the Evergreen Target Funds' prospectuses and statements of additional information.

  Class I. Class I shares are only offered in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005. For regular accounts, the minimum initial purchase amount for Institutional shares is $1,000,000. With respect to additional purchases, there is no minimum. There is also no maximum purchase amount.

  Class S. Class S shares are sold through certain broker-dealers and financial institutions which have selling agreements with the Funds' principal underwriter. You can also redeem your Class S shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with the Funds' principal underwriter on any day the New York Stock Exchange is open pursuant to the Funds' procedures. The Evergreen funds do not impose minimum or maximum purchase amounts for Class S shares. With respect to additional purchases, there is also no minimum. Investors should refer to their broker-dealer or financial insititution as appropriate for instruction and further information.

Wells Fargo Advantage Funds®
Minimum Initial Purchase of Classes A, B and C Shares
Regular Accounts	$1,000
Minimum Initial IRAs, IRA Rollovers and Roth IRAs	$250
UGMA/UTMA Accounts	$50
Employer Sponsored Retirment Plans	None

  Daily Class. Daily Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Daily Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

  Service Class.  Service Class shares are typically offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. The minimum initial purchase amount for Service Class shares is $100,000. With respect to additional purchases, there is no minimum. There is also no maximum purchase amount.

  Sweep Class. You can buy Sweep Class shares exclusively through a shareholder servicing agent who has entered into an agreement with us to make investments in a Fund on your behalf. Share purchases are made through your customer account with a shareholder servicing agent and are governed in accordance with the terms of the customer account. Shareholder servicing agents automatically invest or "sweep" balances in your customer account into Sweep Class shares. Please contact your shareholder servicing agent for more information.

For additional purchases of Classes A, B and C shares, there is a minimum purchase amount of $100 for any share class of an Acquiring Fund with respect to regular, IRA, IRA rollovers and Roth IRA accounts. For additional purchases through UGMA/UTMA accounts, there is a minimum additional purchase amount of $50. There is no minimum with respect to additional purchases through employer sponsored retirement plans. Aggregate purchases of Class C shares may not exceed $1,000,000.

Foreign Shareholders. Funds Management has adopted a policy that generally only permits investments in Wells Fargo Advantage Funds by shareholders having both a U.S. address and taxpayer identification number on record with the Funds. As a result of this policy, following the Merger, shareholders of a Target Fund for whom the Funds do not have both a U.S. address and taxpayer identification number on record and for whom an exception has not been made will no longer be able to make additional investments in Wells Fargo Advantage Funds, including additional purchases, exchanges, or transfers, into a Wells Fargo Advantage Fund. This includes purchases through direct deposit, automatic investments, or automatic exchanges. In addition, following the Merger, all dividend or capital gains distributions will be paid to foreign shareholders in cash and mailed to each affected shareholder at their current address of record, except that for IRAs, dividends and capital gains will continue to be reinvested until an affected shareholder reaches age 59 ½. For accounts to be eligible for future purchase transactions, the account registration with the Funds must be at a valid U.S. address and have a valid U.S. taxpayer identification number on record.

The Funds reserve the right to refuse or cancel a purchase or exchange order for any reason. Additional information concerning purchases and redemptions of shares is contained in each Fund's prospectus and statement of additional information.

Exchange Privileges

Shares of the Evergreen funds may be exchanged for shares of the same class of any other Evergreen fund. Shares of Wells Fargo Advantage Funds may be exchanged for shares of the same class of any other Wells Fargo Advantage Fund. Generally, no sales charge is imposed on an exchange; however, a sales charge is imposed when you exchange Class A shares of a money market fund for Class A shares of a non-money market fund that imposes a sales charge. If you are making an initial investment into a fund through an exchange, you generally must exchange at least the minimum initial purchase amount for the share class of the new fund. An exchange is considered both a sale and a purchase of shares and may create a taxable event. Further information regarding the current exchange privileges, the requirements and limitations attendant thereto, and the tax implications are described in each Fund's prospectus and statement of additional information.

Small Accounts and Small Account Fee

Wells Fargo Advantage Funds reserve the right to redeem certain accounts that fall below the minimum initial investment amount as a result of shareholder redemptions (as opposed to market movement). Before doing so, Wells Fargo Advantage Funds will notify you and give you approximately 60 days to bring your account above the minimum investment amount.

The Evergreen funds reserve the right to assess a $15 annual low balance fee on each fund account with a value of less than $1,000, subject to certain exceptions as described in the Evergreen funds' prospectuses.

Financial Intermediary Compensation

If you purchase a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Fund Policies and Procedures

Short-Term Trading Policy

Although the short-term trading policies of the Target and Acquiring Funds do not apply directly to purchases and sales of money market fund shares, they apply to exchanges of money market fund shares for shares of other Evergreen funds and Wells Fargo Advantage Funds, respectively.

The Evergreen funds' short-term trading policy is substantially similar to that of Wells Fargo Advantage Funds, which is set forth below. The Evergreen funds' policy is described in the Target Funds' prospectuses and statement of additional information.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market funds. Moreover, because all money market funds typically maintain a $1.00 net asset value, there is no significant incentive for an investor to attempt to market time investments into a money market fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market funds, Funds Management will seek to prevent an investor for utilizing a money market fund to facilitate frequent purchases and redemptions of shares in non-money market funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Funds' policies (as described in the prospectus for the non-money market fund), Funds Management will prevent such investor from investing in the non-money market fund for a period of 30 calendar days.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

Dividend Policy

Both the Target and Acquiring Funds declare distributions of any net investment income daily, and make such distributions monthly. The Funds make distributions of any realized net capital gains annually.

With respect to both the Evergreen funds and Wells Fargo Advantage Funds, unless a shareholder chooses otherwise on the account application, all dividend, capital gain and other distribution payments made by a Fund will be reinvested in additional shares of the Fund. Alternatively, a shareholder may elect to receive all distributions in cash.

Distribution options for the Evergreen funds include the following: (i) to reinvest dividends earned in one Fund into an existing account in another fund in the same share class and same registration automatically, with capital gains reinvested in the original fund or (ii) to reinvest capital gains but receive all ordinary income distributions in cash.

Shareholders of Wells Fargo Advantage Funds may reinvest dividends and capital gains earned in one Fund into an existing account in another fund in the same share class and same registration automatically.

Pricing Fund Shares

The following describes how Wells Fargo Advantage Funds price their shares. The Evergreen funds follow similar procedures. See each Fund's prospectus and statement of additional information for further information about the pricing of shares.

The share price (net asset value per share or NAV) for each Acquiring Fund is calculated each business day. To calculate a share's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV of each share class is calculated separately. Wells Fargo Advantage Funds calculate the NAV at the following times each business day for the purpose of accepting purchase orders and redemption requests:

Fund	NAV Calculation Times
Wells Fargo Advantage California Municipal Money Market Fund	10:00a.m., 12:00p.m. and 4:00p.m. (ET)
Wells Fargo Advantage Money Market Fund	10:00a.m., 12:00p.m., 2:00p.m., 3:00p.m. and 4:00p.m. (ET)
Wells Fargo Advantage Municipal Money Market Fund	10:00a.m., 12:00p.m. and 4:00p.m. (ET)

Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the New York Stock Exchange ("NYSE") is closed. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. An order will be priced at the next NAV calculated after the order is received in proper form by the Fund's transfer agent. Information on the timing of dividend accrual in connection with a purchase or a redemption of shares is referenced in the Funds' prospectuses.

Each Fund's assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the 1940 Act. Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable each Fund to price its shares at $1.00 per share, although each Fund's share price may deviate from $1.00 per share.

The Board has established procedures designed to monitor each Fund's price per share. Funds Management will report to the Board any deviations of more than 0.25% from the Fund's net asset value using the amortized cost valuation method. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, including, but not limited to, establishing a net asset value per share (of less than or more than $1.00) solely by using available market quotations.

Additional Information about the Pricing of Money Market Fund Shares. The "amortized cost" method of valuation generally allows a money market fund to assume that all of the securities held by the fund will be held to maturity and that all interest and principal will be paid at maturity. As a result, a Fund may issue and redeem shares - including issuance of shares in the Mergers - at an amortized cost-based net asset value of a share of $1 per share even though the Fund's net asset value per share based on market quotations (or other market-based pricing) may be more or less than $1 per share, and the market-based net asset value of the shares received by you in a Merger may be more or less than the market-based net asset value of your shares in the Target Fund. In this prospectus/proxy statement, unless it is specifically stated otherwise, a reference to a Fund's "net asset value" or "NAV," including for purposes of determining the number of shares to be issued by an Acquiring Fund in a Merger, will be determined based on the amortized cost-based net asset value of the Fund in question, even if the market-based net asset value per share of the Fund is more or less than $1.

INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

The Target and Acquiring Funds are series of the corresponding Target and Acquiring Trusts, respectively, as identified above. The Trusts are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Each Trust is organized as a Delaware statutory trust and is governed by its respective Amended and Restated Declaration of Trust (each referred to hereinafter as a "Declaration of Trust"), its Amended and Restated By-Laws, with respect to an Evergreen Target Trust only (each referred to hereinafter as "By-Laws"), and applicable state and federal law.

Capitalization

The beneficial interests in the Acquiring and Target Funds are represented by an unlimited number of transferable shares of beneficial interest. Each Fund's governing documents permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trusts or shareholders of the Trusts are subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the relevant Trust may be subject to liability. To guard against this risk, each Declaration of Trust (a) provides that any written obligation of such Trust may contain a statement that such obligation may only be enforced against the assets of the relevant Trust or the particular series in question and the obligation is not binding upon the shareholders of the relevant Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the relevant Trust. Accordingly, the risk of a shareholder of a Trust incurring financial loss beyond that shareholder's investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the relevant Trust itself is unable to meet its obligations.

Shareholder Meeting and Voting Rights

The Trusts are not required to hold annual meetings of shareholders and do not currently intend to hold regular shareholder meetings. With respect to each Trust, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the relevant Trust. With respect to each Trust, any Trustee may generally be removed by action of at least 2/3 of the outstanding shares as interpreted by the staff of the SEC.

Each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Cumulative voting is not permitted in the election of Trustees. Except when a larger quorum is required by applicable law, 25% of the issued and outstanding shares of each Target Fund, and 33 1/3% of the issued and outstanding shares of each Acquiring Fund entitled to vote constitutes a quorum for consideration of a matter. For each Fund, when a quorum is present a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act), except that, with respect to the Target Trust, a plurality of the shares voted may elect a Trustee.

The Declaraton of Trust of a Target Trust provides that each share of a Target Fund is entitled to one vote for each dollar and a fractional vote for each fraction of a dollar, of net asset value applicable to such share.

The Declaration of Trust of the Acquiring Trust provides that each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

Liquidation

In the event of the liquidation of the Acquiring or Target Funds, the shareholders would be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust for a Target Trust, a Trustee is liable to the relevant Target Fund and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Target Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the relevant Target Fund; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or on a reasonable determination based on a review of the facts by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" of the Fund (within the meaning of the 1940 Act) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Target Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the relevant Target Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

If a Merger is consummated, the obligations of a Target Trust to indemnify a Trustee would be assumed by its corresponding Acquiring Trust.

Under the Declaration of Trust for the Acquiring Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such Trustee by this Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Acquiring Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Acquiring Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of each Trust's Declaration of Trust, By-Laws (with respect to a Target Trust) and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws (as applicable) and Delaware law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

Shareholder Information

This prospectus/proxy statement is being sent to shareholders of your Target Trust in connection with the solicitation of proxies by the Board of Trustees of the Target Trust, to be used at the Meeting to be held at 10:00 a.m., Pacific time, on ___ at the offices of Wells Fargo Advantage Funds, 525 Market Street, San Francisco, California 94105, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about ___. Only shareholders of record as of the close of business on March 10, 2010 (the "Record Date") are entitled to notice and to vote at the Meeting or any adjournment(s) thereof. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, vote by telephone or the Internet, or attend the Meeting in person. (See the back of this prospectus/proxy statement for voting instructions.)

You can vote by returning your properly executed proxy card in the envelope provided. When you complete and sign your proxy card, the proxies named will vote on your behalf at the Meeting (or any adjournments thereof) as you have indicated. If you return a properly executed proxy card, but no choice is specified, your shares will be voted FOR approval of the Plan. If any other matters are properly presented at the Meeting for action, the persons named as proxies will vote in accordance with the views of management of the Target Fund. Abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of a vote against the Plan. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal. In certain circumstances in which the Target Fund has received sufficient votes to approve a matter being recommended for approval by the Board of Trustees, the Target Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the matter.

Shareholders may revoke a proxy prior to the Meeting by timely written notice delivered to the Target Trust at the address above stating that the proxy is revoked, by submitting a subsequent proxy timely and in accordance with the methods prescribed by this prospectus/proxy statement, or by attending the Meeting and voting in person. Any shareholder who has returned a properly executed proxy card, including a broker who may hold shares on your behalf, has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person, by submitting a letter of revocation to the Trust prior to the date of the Meeting, by submitting a later dated and properly executed proxy card to the Trust prior to the date of the Meeting, or by telephone or Internet. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan.

The Target Trust's Declaration of Trust provides that the holders of twenty-five percent (25%) of a Target Fund's shares issued and outstanding, present in person or by proxy, shall constitute a quorum for the transaction of business at the Meeting.

Approval of each Merger requires the affirmative vote of the holders of a "majority of the outstanding voting securities " (as defined in the 1940 Act) of the Target Fund. A vote of the majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of your Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of your Target Fund. The outcome of the vote for any Merger will not affect the outcome of the vote for any other proposal.

In voting on the Plan, all classes of the Target Fund will vote together as if they were a single class. Each share of a Target Fund will be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value applicable to such share (each share is anticipated to have a net asset value of $1.00).

Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of the Target Fund (who will not be paid for their soliciting activities). In addition, ____, the Fund's proxy solicitor, may make proxy solicitations and will receive compensation for seeking shareholder votes and answering shareholder questions in an amount estimated to be $____. That cost and other expenses of the Meeting and the Merger (other than costs incurred from securities transactions in connection with the Merger) will be paid by Funds Management, EIMC or one of their affiliates.

In the event a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares of a Target Fund represented at the Meeting, either in person or by proxy, or by the chair of the Meeting, in his or her discretion. Abstentions and broker non-votes will not be voted on a motion to adjourn.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for U.S. federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their then-current net asset value. Shares of the Target Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of the Target Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

If the Target Fund shareholders do not vote to approve a Merger, the Board of Trustees of the Target Trust may consider other possible courses of action in the best interests of shareholders.

The votes of the shareholders of the Acquiring Funds are not being solicited by this prospectus/proxy statement and are not required to carry out the Mergers.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Target Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

For each class of your Target Fund's shares entitled to vote at the meeting, the number of shares outstanding as of the Record Date was as follows:

Classes of Shares	Number of Shares Outstanding and Entitled to Vote	Number of Votes by Class
Evergreen California Municipal Money Market Fund
Class A
Class I
Class S
All Classes
Evergreen Money Market Fund
Class A
Class B
Class C
Class I
Class S
All Classes
Evergreen Municipal Money Market Fund
Class A
Class I
Class S
All Classes

As of _____, the officers and Trustees of your Target Trust owned as a group less than 1% of the outstanding shares of any class of each Fund that is a series of the Trust. Except as noted below in the table, to each Fund's knowledge, no persons owned of record or beneficially 5% or more of any class of shares of the respective Fund. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, including the vote to approve the Plan, and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

Evergreen California Municipal Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage California Municipal Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Municipal Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Wells Fargo Advantage Municipal Money Market Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

FINANCIAL STATEMENTS

The Merger SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and, with respect to audited financial statements, the reports of KPMG LLP, independent registered public accounting firm to both the Target Funds and Acquiring Funds, thereon. The Merger SAI includes unaudited pro forma financial statements.

Fund Name	Financial Statements as of	Audited or Unaudited
Evergreen California Municipal Money Market Fund	January 31, 2009 July 31, 2009[1]	Audited Unaudited
Wells Fargo Advantage California Municipal Money Market Fund	February 28, 2009 August 31, 2009[1]	Audited Unaudited
Evergreen Money Market Fund	January 31, 2009 July 31, 2009[1]	Audited Unaudited
Wells Fargo Advantage Money Market Fund	February 28, 2009 August 31, 2009[1]	Audited Unaudited
Evergreen Municipal Money Market Fund	January 31, 2009 July 31, 2009[1]	Audited Unaudited
Wells Fargo Advantage Municipal Money Market Fund	February 28, 2009 August 31, 2009[1]	Audited Unaudited
1	The unaudited financial highlights for the six-month period ended on the date indicated above are provided in Exhibit F.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of an Acquiring Fund will be passed upon by Goodwin Procter LLP as counsel to the Acquiring Trust.

ADDITIONAL INFORMATION

Each Target Fund and Acquiring Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

Certificated Shares

In connection with the Merger, all issued and outstanding shares of the Target Fund, including certificated shares, will be canceled. The Acquiring Fund will not issue certificates representing its shares in connection with the Merger, and any certificated shares you possess will be considered on deposit as book entry shares of the Acquiring Fund. After the Merger, the certificates themselves will have no monetary value and should be destroyed.

If you hold certificated shares, we ask you to destroy the certificates. Please contact the Evergreen funds at our toll free number before you destroy the certificate so that we may gather some information from you that will assist us with this process. If you have physical certificates but cannot locate them, please contact us so that we may update our files with that information.

Legal Proceedings

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC has reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's NAV being overstated during the period; second, that EIMC acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc. ("EIS"), EIMC's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. EIMC neither admitted nor denied the regulators' conclusions.

In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

OTHER BUSINESS

The Trustees of your Target Fund do not intend to present any other business at the Meeting. If any other matters are properly presented at the Meeting for action by shareholders of a Target Fund, the persons named as proxies will vote in accordance with the views of management of the Target Fund.

THE TRUSTEES OF YOUR TARGET TRUST RECOMMEND APPROVAL OF THE PLAN WITH RESPECT TO YOUR FUND. ANY PROPERLY EXECUTED PROXY CARDS RECEIVED WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

____, 2010

Instructions for Executing Proxy Card/Voting Instructions Card

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION CORPORATE ACCOUNTS	VALID SIGNATURE
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe, Trustee
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) John B. Smith	John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Call the toll-free number on your proxy card.

VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the Web site indicated on your proxy card and follow the voting instructions.

The Internet and telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Please note that, although there is no charge to you for voting by telephone or electronically through the Internet associated with this prospectus/proxy statement, there may be costs associated with electronic access, such as usage charges from Internet service providers and telephone companies, that must be borne by the shareholders.

Voting by telephone or Internet is generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about voting, please call [PROXY SOLICITOR], our proxy solicitor, at (800) ___ (toll free).

Exhibit A

Form of Agreement and Plan of Reorganization

WELLS FARGO FUNDS TRUST

WELLS FARGO VARIABLE TRUST

EVERGREEN EQUITY TRUST

EVERGREEN FIXED INCOME TRUST

EVERGREEN INTERNATIONAL TRUST

EVERGREEN MONEY MARKET TRUST

EVERGREEN MUNICIPAL TRUST

EVERGREEN SELECT EQUITY TRUST

EVERGREEN SELECT FIXED INCOME TRUST

EVERGREEN SELECT MONEY MARKET TRUST

EVERGREEN VARIABLE ANNUITY TRUST

"FORM OF"AGREEMENT AND PLAN OF REORGANIZATION

Dated as of __________________

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this February [__], 2010, by and among Wells Fargo Funds Trust and Wells Fargo Variable Trust (each a "WFA Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is an Acquiring Fund, as defined below, or a Target Fund, as defined below, each WFA Fund Trust, Acquiring Fund and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; Evergreen Equity Trust, Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Money Market Trust, Evergreen Municipal Trust, Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust (each an "Evergreen Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is a Target Fund, as defined below, each Evergreen Fund Trust and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; as to Section 18 of this Plan only, Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management"), the investment adviser to each series of each WFA Fund Trust; and as to Section 18 of this Plan only, Evergreen Investment Management Company, LLC ("EIMC"), the investment adviser to each series of each Evergreen Fund Trust;

WHEREAS, the WFA Fund Trusts and the Evergreen Fund Trusts are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, Wells Fargo Funds Management and EIMC are "affiliated persons" of each other under Section 2(a)(3)(C) of the 1940 Act due to their common ownership;

WHEREAS, the parties desire that each Acquiring Fund acquire all of the Assets of its Corresponding Target Fund, as defined below, in return for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Liabilities of the Corresponding Target Fund; and that such shares of the Acquiring Fund be distributed to the shareholders of the Corresponding Target Fund in connection with the liquidation and termination of the Corresponding Target Fund (each transaction between an Acquiring Fund and its Corresponding Target Fund, a "Reorganization");

WHEREAS, this Plan contemplates multiple Reorganizations but is intended to have effect in respect of each Reorganization as a separate agreement and plan of reorganization between an Acquiring Fund and one Corresponding Target Fund and is to be read and interpreted accordingly;

WHEREAS, each Acquiring Fund and each WFA Fund Trust acting for itself and on behalf of such Acquiring Fund, and each Target Fund and each Selling Fund Trust acting for itself and on behalf of such Target Fund, is acting separately from all of the other parties and their series, as applicable, and not jointly or jointly and severally with any other party;

WHEREAS, without limiting the foregoing, references in this Plan to "the WFA Fund Trust" and "the Selling Fund Trust" or otherwise to parties to this Plan shall be references only to the WFA Fund Trust or the Selling Fund Trust whose series are engaged in any specific Reorganization transaction; and

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions.

The following terms shall have the following meanings:

1933 Act	The Securities Act of 1933, as amended.
1934 Act	The Securities Exchange Act of 1934, as amended.
Acquiring Class	The class of shares of an Acquiring Fund that a WFA Fund Trust will issue to a Target Fund in respect of the Assets and Liabilities of the Target Fund attributable to the Corresponding Target Class, as set forth in Annex A.
Acquiring Fund	Each Fund listed in the column entitled "Acquiring Fund" in Annex A.
Acquiring Fund Financial Statements	The audited financial statements of an Acquiring Fund for its most recently completed fiscal year together with the unaudited financial statements of the Acquiring Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Active Reorganization	Each Reorganization set forth in the Active Reorganization Table on Annex A.
Annex A	Annex A to this Plan, as it may be amended from time to time.
Assets	All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables and receivables for shares sold) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund's books.
Assets List	A list of securities and other Assets of or attributable to a Fund as of the date provided.
Board	The Board of Trustees of a WFA Fund Trust or an Evergreen Fund Trust.
Closing Date	The closing date for each Reorganization listed in the column entitled "Closing Date" in Annex A or such other date as the parties may agree to in writing, including any postponements described in the definition of Valuation Time.
Corresponding Acquiring Class	The Acquiring Fund share class set forth opposite a Target Class in Annex A.
Corresponding Acquiring Fund	The Acquiring Fund set forth opposite a Target Fund in Annex A.
Corresponding Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Corresponding Target Fund	The Target Fund set forth opposite an Acquiring Fund in Annex A.
Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.
Fund	An Acquiring Fund or a Target Fund.
HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.
Liabilities	All liabilities of, or allocated or attributable to, a Fund, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or fixed, matured or unmatured. For clarity and without limitation, the Liabilities of a Target Fund of an Evergreen Fund Trust include all of its present or future obligations (or the obligations of any Evergreen Fund Trust relating to the Target Fund) under or in respect of deferred compensation and as to indemnification (including without limitation with respect to any action, suit, or proceeding, whether or not currently pending or threatened).
Material Agreements	The agreements set forth in Schedule A, as it may be amended from time to time.
Reorganization Documents	With respect to an Acquiring Fund, such bills of sale, assignments, and other instruments of transfer as the WFA Fund Trust in question reasonably deems necessary or desirable to effect any Corresponding Target Fund's transfer of all of its rights and title to and interest in its Assets to the Acquiring Fund. With respect to a Target Fund, such instruments of assumption, instruments of transfer, and other documents as the Selling Fund Trust in question reasonably deems necessary or desirable to effect the Corresponding Acquiring Fund's assumption of all of the Target Fund's Liabilities.
Schedule A	Schedule A to this Plan, as it may be amended from time to time.
Selling Fund Trust	Each WFA Fund Trust and Evergreen Fund Trust that has a Target Fund as a series.
Shell Acquiring Fund	Each Acquiring Fund set forth in the "Shell Reorganization Table" in Annex A.
Shell Reorganization	Each Reorganization set forth in the Shell Reorganization Table in Annex A.
Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Target Fund	Each Fund listed in the column entitled "Target Fund" in Annex A.
Target Fund Financial Statements	The audited financial statements of a Target Fund for its most recently completed fiscal year together with the unaudited financial statements of the Target Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Valuation Time	With respect to each Reorganization, the last time on the Closing Date, or such other time and date as the parties may agree to in writing, when a WFA Fund Trust determines the net asset value of the shares of the Acquiring Fund as set forth in the Acquiring Fund's registration statement on Form N-1A. In the event the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund shall be closed to trading, or trading thereon shall be restricted or trading or the reporting of trading on the New York Stock Exchange or other primary trading market shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or any Target Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored. In such event, the Effective Time shall automatically be postponed so that it occurs on the first business day after the Valuation Time.

2. Regulatory Filings. For each Reorganization, the WFA Fund Trust whose series is the Acquiring Fund shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities in connection with the Reorganization, and each Selling Fund Trust whose series is a Corresponding Target Fund shall assist the WFA Fund Trust in preparing any such required filings.

3. Transfer of Target Fund Assets. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Corresponding Acquiring Fund will advise the Target Fund in writing of any investments shown on the Assets List that the Corresponding Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Corresponding Acquiring Fund.

(b) The Selling Fund Trust shall assign, transfer, deliver and convey the Target Fund's Assets to its Corresponding Acquiring Fund at the Reorganization's Effective Time. In exchange for the transfer of the Assets, the Corresponding Acquiring Fund shall simultaneously assume the Target Fund's Liabilities and issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Corresponding Acquiring Fund shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Liabilities attributable to its Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Corresponding Acquiring Fund shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Liabilities of the Corresponding Target Class. The Corresponding Acquiring Fund shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets shall become and be Assets of its Corresponding Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Corresponding Acquiring Fund, and be enforceable against the Corresponding Acquiring Fund to the same extent as if initially incurred by the Corresponding Acquiring Fund.

(c) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, as of the Valuation Time in accordance with the applicable WFA Fund Trust's current valuation procedures as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. For money market funds, the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, will be calculated using the amortized cost valuation procedures approved by the Board of Trustees of WFA Fund Trust, as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(d) The Selling Fund Trust shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the account of its Corresponding Acquiring Fund. The Selling Fund Trust shall also cause its custodian to transfer all cash in the form of immediately available funds. In addition, the Selling Fund Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's account at the Effective Time to the Acquiring Fund's account at the earliest practicable date thereafter.

4. Liquidation and Termination of Target Funds, Registration of Shares and Access to Records. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) At or as soon as is reasonably practical after the Effective Time, the Selling Fund Trust shall distribute to shareholders of record of each Target Class the shares of beneficial interest of its Corresponding Acquiring Class pro rata on the basis of the shares of the Target Class owned by such shareholders. Each shareholder also shall have the right to receive, at or as soon as practicable after the Effective Time, any unpaid dividends or other distributions that the Selling Fund Trust may have declared with respect to the Target Class shares. The WFA Fund Trust shall record on its books the ownership by the Target Fund shareholders of the Corresponding Acquiring Fund shares. The WFA Fund Trusts do not issue certificates representing the Acquiring Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. The Selling Fund Trust shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to dissolve, liquidate and terminate the Target Fund and the Selling Fund Trust (to the extent it is an Evergreen Fund Trust) in accordance with applicable law and regulations and its Declaration of Trust and By-Laws, as soon as is reasonably practicable after the Effective Time.

(b) At and after the Closing Date, the Selling Fund Trust, with respect to the Target Fund, shall provide the applicable WFA Fund Trust, with respect to the Corresponding Acquiring Fund, and its transfer agent with immediate access to: (i) all of its records containing the names, addresses and taxpayer identification numbers of all of the Target Fund's shareholders and the number and percentage ownership of the outstanding shares of the Target Class owned by each shareholder immediately prior to the Effective Time; and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) in the possession or control of the Selling Fund Trust relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Any payments made to service providers in connection with such direction shall be borne by both Wells Fargo Funds Management and EIMC pursuant to Section 18 of this Plan. As soon as practicable following the Reorganization, the Selling Fund Trust shall deliver all books and records with respect to the Target Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each Target Class, to the WFA Fund Trust, and the WFA Fund Trust shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Representations, Warranties and Agreements of a Selling Fund Trust. Each Selling Fund Trust, for itself and with respect to each of its series that is a Target Fund, separately and not jointly, represents and warrants to, and agrees with, the applicable WFA Fund Trust in any Reorganization involving such Target Fund, as follows:

(a) The Selling Fund Trust is a statutory trust, duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the Selling Fund Trust duly established and designated the Target Fund as a series of the Selling Fund Trust and each Target Class as a class of the Target Fund. The Selling Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The Selling Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the Selling Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the Selling Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the Selling Fund Trust with respect to the Target Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the Selling Fund Trust, the Declaration of Trust or By-Laws of the Selling Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the Selling Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Target Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue so to qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) The Selling Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Target Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there outstanding any securities convertible into Target Fund shares.

(f) The Selling Fund Trust with respect to the Target Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The Selling Fund Trust with respect to the Target Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Target Fund, except as has been disclosed to its Corresponding Acquiring Fund.

(g) Except as otherwise provided herein, the Selling Fund Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Target Fund's Board prior to the date of this Plan or otherwise in the ordinary course of business, (ii) the declaration and payment of any other dividends and distributions deemed advisable by the Target Fund after consultation with its Corresponding Acquiring Fund in anticipation of the Reorganization, including the declaration and payment of dividends necessary to avoid a fund-level tax for the taxable year ending on the Closing Date and, as applicable, any prior taxable year in respect of which such Target Fund is eligible as of the Closing Date to declare a "spillback" dividend under Section 855 of the Code, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (and obtaining such additional "run off" insurance coverage as the Selling Fund Trust's Board may approve, and selling assets for purposes of recognizing taxable gains to offset tax-loss carryforwards). Notwithstanding anything in this Plan to the contrary, the Selling Fund Trust shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all actions reasonably necessary to ensure satisfaction of the representations in the certificate to be provided to Proskauer Rose LLP in connection with their opinion described in Section 8(f) of this Plan.

(h) At the Effective Time, the Selling Fund Trust with respect to the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(i) The Target Fund Financial Statements fairly present the financial position of the Target Fund as of the date indicated. The Target Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the Selling Fund Trust, except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Target Fund Financial Statements; and 2) Liabilities incurred in the ordinary course of business subsequent to the Target Fund Financial Statements. The Target Fund does not have any Liabilities to any service provider of the Selling Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Acquiring Fund: (i) the Selling Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund; and (ii) the Selling Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Target Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Target Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Acquiring Fund, no material default has occurred and is continuing in respect of the Target Fund under any such contract or agreement.

(m) The Selling Fund Trust has timely filed all tax returns in respect of the Target Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns, and made available to its Corresponding Acquiring Fund all of the Target Fund's previously filed tax returns. To the knowledge of the Selling Fund Trust, no such tax return has been or is currently under audit, and no assessment has been asserted with respect to any return. The Selling Fund Trust will file all of the Target Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Target Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information, each as supplemented, of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. The registration statement on Form N-1A of the Target Fund, as of the date such registration statement became effective under the 1933 Act, conformed in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) Any information provided in writing by the Selling Fund Trust in respect of the Target Fund or by the Target Fund for use, to the extent applicable, in a WFA Fund Trust's registration statement on Form N-14 relating to the Reorganization (the "Registration Statement"), does not, and from the date provided through and until the date of the shareholder meeting will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q) The Target Fund shall issue and deliver or cause its custodian to issue and deliver to the Secretary of the WFA Fund Trust a certificate identifying the Assets of the Target Fund held by it as of the Valuation Time.

(r) Subject to the provisions of this Plan, the Target Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

6. Representations, Warranties and Agreements of a WFA Fund Trust. Each WFA Fund Trust, for itself and with respect to each of its series that is an Acquiring Fund, separately and not jointly, represents and warrants to, and agrees with the applicable Selling Fund Trust in any Reorganization involving such Acquiring Fund, as follows:

(a) The WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the WFA Fund Trust duly established and designated the Acquiring Fund as a series of the WFA Fund Trust and each Acquiring Class as a class of the Acquiring Fund. The WFA Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The WFA Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and as described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the WFA Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the WFA Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the WFA Fund Trust with respect to the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the WFA Fund Trust, the Declaration of Trust or By-Laws of the WFA Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the WFA Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Acquiring Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) If the Reorganization is a Shell Reorganization, the applicable Acquiring Fund shall have no Assets or Liabilities as of the Closing Date, and there shall be no issued and outstanding shares of such Acquiring Fund prior to or at the Closing Date, other than those acquired, assumed or issued in order to facilitate the commencement of the operations of such Acquiring Fund.

(f) The WFA Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Acquiring Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. Before the Closing Date, the WFA Fund Trust shall have duly authorized the shares of the Acquiring Fund to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the shares of the Acquiring Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there outstanding any securities convertible into Acquiring Fund shares.

(g) The WFA Fund Trust with respect to the Acquiring Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The WFA Fund Trust with respect to the Acquiring Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund, except as has been disclosed to its Corresponding Target Fund.

(h) Except as otherwise provided herein, the WFA Fund Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Acquiring Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Acquiring Fund and its Corresponding Target Fund in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization. Notwithstanding anything in this Plan to the contrary, the WFA Fund Trust shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all actions reasonably necessary to ensure satisfaction of representations in the certificate to be provided to Proskauer Rose LLP in connection with their opinion described in Section 7(f) of this Plan.

(i) The Acquiring Fund Financial Statements fairly present the financial position of the Acquiring Fund as of the date indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the WFA Fund Trust, except as has been disclosed to its Corresponding Target Fund, the Acquiring Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Acquiring Fund Financial Statements, and 2) Liabilities incurred in the ordinary course of business subsequent to the Acquiring Fund Financial Statements. The Acquiring Fund does not have any Liabilities to any service provider of the WFA Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Target Fund, (i) the WFA Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund; and (ii) the WFA Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither the WFA Fund Trust in respect of the Acquiring Fund, nor to its knowledge, any investment adviser or principal underwriter of the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Acquiring Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Acquiring Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Target Fund, no material default has occurred and is continuing in respect of the Acquiring Fund under any such contract or agreement.

(m) The WFA Fund Trust has timely filed all tax returns in respect of the Acquiring Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns and has made available to the Corresponding Target Fund all of the Acquiring Fund's previously filed tax returns. To the knowledge of the WFA Fund Trust, no such return is currently under audit and no assessment has been asserted with respect to any return. The WFA Fund Trust will file all of the Acquiring Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information and registration statement on Form N-1A of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) To the extent applicable, as of the effective date of the WFA Fund Trust's Registration Statement, the date of the meeting of shareholders of the Target Fund relating to the Reorganization, and the Closing Date, the Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") which forms a part of the Registration Statement and the Registration Statement insofar as it relates to the applicable WFA Fund Trust in respect to the Acquiring Fund or the Acquiring Fund itself, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Target Fund to the Acquiring Fund in writing for use in the Registration Statement or the Prospectus/Proxy Statement.

(q) On the Closing Date, the Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Selling Fund Trust a confirmation evidencing that the shares of the Acquiring Fund to be credited on the Closing Date have been credited to the Corresponding Target Fund's account on the books of the Acquiring Fund.

(r) Subject to the provisions of this Plan, the WFA Fund Trust shall cause the Acquiring Fund to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

(s) Each Acquiring Fund Trust, on behalf of each Acquiring Fund, agrees that any information regarding the Corresponding Target Fund that is known, or reasonably should be known, by any of the Selling Fund Trust or the Selling Fund Trust's investment adviser or any one or more of their officers, employees or affiliates shall be deemed to have been disclosed to the Acquiring Fund prior to the date of this Plan or the Valuation Time, whichever is earlier.

7. Conditions to a Target Fund's Obligations. The obligations of the Selling Fund Trust with respect to each of its series that is a Target Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Sections 7(o), 7(p) and 7(q) are conditions precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the Selling Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Trustees of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The WFA Fund Trust shall have duly executed and delivered to the Target Fund its Corresponding Acquiring Fund's Reorganization Documents.

(c) All representations and warranties of the WFA Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The WFA Fund Trust shall have delivered to the Selling Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the WFA Fund Trust in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; 2) that the Target Fund's Assets are consistent with its Corresponding Acquiring Fund's investment objectives, policies and restrictions and that the Target Fund's Assets may be lawfully acquired by its Corresponding Acquiring Fund and the Target Fund's Liabilities may be lawfully assumed by its Corresponding Acquiring Fund; and 3) that the WFA Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan in respect of the Acquiring Fund.

(e) The Selling Fund Trust shall have received an opinion of Goodwin Procter LLP, or Richards, Layton & Finger, P.A., as counsel to the WFA Fund Trust, in form and substance reasonably satisfactory to the Selling Fund Trust and dated as of the Closing Date, addressed to the Selling Fund Trust, with respect to the Target Fund, to the effect that:

(1) the WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all its properties and to carry on its business all as described in its governing instrument and the Registration Statement, and is an open-end, management investment company registered under the 1940 Act;

(2) the Acquiring Fund has been duly established as a separate series of shares of beneficial interest of the WFA Fund Trust;

(3) each Acquiring Class has been duly established as a separate class of shares of beneficial interest of the Acquiring Fund;

(4) the WFA Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable beneficial interests in the Acquiring Fund, subject to any required payments of shareholders, if any, set forth in the applicable trust agreement, and under the governing instruments of WFA Fund Trust, no shareholder of the Acquiring Fund has any preemptive right or similar rights in respect thereof;

(6) this Plan has been duly authorized, executed and delivered by the WFA Fund Trust with respect to the Acquiring Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the WFA Fund Trust or any Material Agreement or any law, rule or regulation to which the WFA Fund Trust is a party or by which it is bound;

(7) if applicable, the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued by the SEC and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act;

(8) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the Reorganization, or for the execution and delivery of the WFA Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws; and

(9) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Target Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the Selling Fund Trust) of officers or trustees of the WFA Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The Selling Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Target Fund and its shareholders may rely based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and Selling Fund Trust, and in a form reasonably satisfactory to the Selling Fund Trust substantially to the effect that , on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The WFA Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Selling Fund Trust shall have received from the WFA Fund Trust a duly executed instrument reasonably acceptable to it whereby the Acquiring Fund assumes its Corresponding Target Fund's Liabilities.

(k) Wells Fargo Funds Management, EIMC and the Board of Trustees of each WFA Fund Trust and each Evergreen Fund Trust (collectively, the "Addressees") shall have received a letter dated as of the effective date of the Registration Statement, if applicable, from KPMG LLP ("KPMG") addressed to the Addressees with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 7(k) for the Target Fund and the Acquiring Fund.

(l) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The determination whether the pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(o) In connection with its evaluation of qualified candidates and its independent determination to nominate Michael S. Scofield and K. Dun Gifford to the Board of each WFA Fund Trust and Wells Fargo Master Trust ("WFA Master Trust"), the Board of each WFA Fund Trust and WFA Master Trust shall have taken all action necessary or appropriate to appoint and constitute such nominees duly appointed members of the Board of each trust, their service as such to become effective at the Effective Time of any Reorganization with a closing date of July 9, 2010 as listed in Annex A. Simultaneously with the effectiveness of his appointment as a member of the Board of a WFA Fund Trust or WFA Master Trust, each of Messrs. Scofield and Gifford shall resign his service as a member of the Board of all Evergreen Fund Trusts that are open-end management investment companies.

(p) The Advisory Committee of the Trustees of the Legacy Evergreen Funds shall have been duly established in accordance with its Charter and the letter agreement of Wells Fargo Funds Management dated [date] providing, among other things, for Wells Fargo Funds Management to compensate Advisory Committee members shall be in full force and effect.

(q) [Arrangements reasonably satisfactory to the Board of the Selling Fund Trust shall have been implemented in respect of insurance; deferred compensation; indemnity; pending or threatened litigation, actions, claims, or proceedings of any kind in respect of any of the Evergreen Funds or any of their Trustees or officers; and such other matters as the Board may reasonably determine, including that each WFA Fund Trust with respect to each Acquiring Fund shall have entered into an indemnification agreement with each Trustee of each Evergreen Fund Trust, substantially in the form of Exhibit A, committing to maintain and preserve all indemnity rights that each such Trustee currently has by reason of his or her being or having been a Trustee of such Evergreen Fund Trust.]

(r) With respect to any Target Fund that is a money market fund, the current net asset value per share calculated pursuant to Rule 2a-7(c)(7)(ii)(A)(1) (the "Shadow Price") of the Target Fund shall not exceed the Shadow Price of the Corresponding Acquiring Fund, calculated on a pro forma, post-Closing basis, by more than $0.0025.

8. Conditions to an Acquiring Fund's Obligations. The obligations of each WFA Fund Trust with respect to each of its series that is an Acquiring Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Section 8(e) is a condition precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the WFA Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The Selling Fund Trust shall have duly executed and delivered to the Acquiring Fund its Corresponding Target Fund's Reorganization Documents.

(c) All representations and warranties of the Selling Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The Selling Fund Trust shall have delivered to the WFA Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the Selling Fund Trust in this Plan that are by their terms qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; and 2) that the Selling Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan.

(e) The WFA Fund Trust shall have received an opinion of Ropes & Gray LLP or Richards, Layton & Finger, P.A., as counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to the WFA Fund Trust and dated as of the Closing Date, addressed to the WFA Fund Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) the Evergreen Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all of its properties and to carry on its business all as described in its governing instrument and its registration statement on Form N-1A as currently in effect, and is an open-end, management investment company registered under the 1940 Act;

(2) the Target Fund has been duly established as a separate series of shares of beneficial interest of the Evergreen Fund Trust;

(3) each Target Class has been duly established as a separate class of shares of beneficial interest of the Target Fund;

(4) the Evergreen Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) this Plan has been duly authorized, executed and delivered by the Evergreen Fund Trust with respect to the Target Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the Evergreen Fund Trust or any Material Agreement or any law, rule or regulation to which the Evergreen Fund Trust is a party or by which it is bound;

(6) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Evergreen Fund Trust of the Reorganization, or for the execution and delivery of the Evergreen Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, or the HSR Act; and

(7) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Acquiring Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Evergreen Fund Trust, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the WFA Fund Trust) of officers or directors/trustees of the Evergreen Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The WFA Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Acquiring Fund and its shareholders may rely, based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and the Selling Fund Trust and in a form reasonably satisfactory to the WFA Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The Selling Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 8(j) for the Target Fund and the Acquiring Fund.

(k) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures  reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The determination whether the pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(l) Except to the extent prohibited by law, and unless, in the opinion of Proskauer Rose LLP, a Target Fund's Reorganization constitutes a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders, with respect to taxable periods or years ending on or before the Effective Time for which the Target Fund is eligible to take a deduction for dividends paid, all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(o) The Selling Fund Trust shall have delivered to the WFA Fund Trust, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) Assets of the Target Fund, showing the tax basis of such Assets for federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Time; (ii) the capital loss carryforwards for each Target Fund for federal income tax purposes and the taxable year(s) of the Target Fund (or its predecessors) in which such capital losses were recognized; (iii) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Plan); (iv) any unrealized gain or loss in such Assets (as determined as of the Valuation Time) for federal income tax purposes; (v) the tax books and records of each Target Fund for preparing any tax returns required by law to be filed after the Closing Date; and (vi) such other tax information reasonably requested by the WFA Fund Trust.

(p) With respect to any Acquiring Fund that is a money market fund, theShadow Price of the Acquiring Fund, calculated on a pro forma, post-Closing basis, shall not exceed the Shadow Price of the Corresponding Target Fundby more than $0.0025.

9. Tax Matters. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. Survival of Representations and Warranties. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

11. Termination of Plan. The Board of either a Selling Fund Trust or a WFA Fund Trust, as the case may be, may terminate this Plan with respect to any Reorganization, by majority vote, upon notice to the other party, if: (i) the conditions precedent set forth in Sections 7 or 8, as the case may be, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to such Board that such conditions precedent will not be satisfied on the Closing Date; or (iii) it determines that the consummation of the Reorganization is not in the best interests of the shareholders of any of its participating Funds. The termination of this Plan with respect to any Reorganization shall not affect the continued effectiveness of this Plan with respect to any other Reorganization. No Trust or Fund or any Trustee, officer, or agent thereof shall incur any liability or other obligation, by way of damages or otherwise, for any determination by its Board not to consummate any Reorganization for any reason or for any breach of any provision of this Agreement that results in such Reorganization's not being consummated.

12. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

13. Amendments. The parties may, by written agreement, amend this Plan or any annex or schedule to this Plan with respect to any Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund's shareholders approve of the Reorganization. After a Target Fund's shareholders approve a Reorganization; provided, however, that, after approval of this Plan by shareholders of the Target Fund, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This section shall not preclude the parties from changing the Valuation Time, Closing Date or the Effective Time of a Reorganization.

14. Waivers. At any time prior to the Closing Date, a WFA Fund Trust or a Selling Fund Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it herein or (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Each of a WFA Fund Trust and a Selling Fund Trust agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

15. Limitation on Liabilities. The obligations of a WFA Fund Trust or a Selling Fund Trust shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the WFA Fund Trust or the Selling Fund Trust personally, but shall bind only the Assets and property of the particular Fund, in respect of which the obligations arise. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.

Each of the parties hereby acknowledges that use of this form of agreement, governing multiple Reorganizations by various Funds, is for ease of administration only, and it is hereby acknowledged and agreed that by executing this Plan each WFA Fund Trust and each Selling Fund Trust shall be deemed to have entered into and executed a separate agreement with respect to each of its Funds separately with the other Fund(s) (and only such other Fund(s)) with which this Plan contemplates it will enter into a Reorganization, Wells Fargo Funds Management, and EIMC, each such agreement containing terms and provisions identical to those contained in this Plan, and without reference to any other entity. Notwithstanding any other provision of this Plan, each Reorganization shall for all purposes be and be deemed to be entered into between the entities named on Annex A as parties to such Reorganization, Wells Fargo Funds Management, and EIMC, and no other person or entity, whether listed on Annex A or not, shall have any obligation or incur any liability in respect of such Reorganization. For clarity and without limiting the foregoing, where a series of shares of a Trust is a party to a Reorganization, the obligations under this Plan of such series (or of the Trust with respect to such series) in respect of such Reorganization shall be those of such series alone, and shall not be obligations of or binding on (or satisfied out of the assets of) the Trust generally or any other series of the Trust.

16. Indemnification. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund agrees to indemnify and hold harmless each of the Corresponding Target Fund of an Evergreen Fund Trust, the trustees of the Evergreen Fund Trust of which it is a series, and the officers and agents of such Evergreen Fund Trust (each, an "Indemnified Party" and collectively, the "Indemnified Parties") against any and all reasonable expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus/Proxy Statement, the Acquiring Fund's prospectus or statement of additional information, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or necessary to make the statements therein not misleading, including without limitation any reasonable amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of Acquiring Fund, such consent not to be unreasonably withheld; unless such statement or omission was made based on and in accordance with information furnished by the Indemnified Party in respect of a Target Fund in writing (including by any electronic communication) for use in the Registration Statement. An Indemnified Party will notify the Acquiring Fund in writing within thirty days after the receipt by such Indemnified Party of any notice of legal process or any suit brought against or claim made against such Indemnified Parties as to any matters covered by this Section 16. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund shall be entitled to participate at its own expense in the defense of any action, suit, or other proceeding covered by this Section 16, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties in question the defense of any such action, suit, or other proceeding, and, if the WFA Fund Trust with respect to the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such action, suit, or other proceeding at their own expense (except as provided below in this paragraph). Notwithstanding the foregoing, counsel selected by an Indemnified Party shall conduct the defense of the such Indemnified Party to the extent reasonably determined by such counsel to be necessary to protect the interests of the Indemnified Party, and the WFA Fund Trust shall indemnify the Indemnified Party for the expenses of such defense, if (1) the Indemnified Party reasonably determines that there may be a conflict between the positions of the Indemnified Party and the positions of any other Indemnified Party or other parties to the action, suit or other proceeding that are indemnified by the WFA Fund Trust or any of its affiliates and not represented by separate counsel, or the Indemnified Party otherwise reasonably concludes that representation of both the Indemnified Party and any such other Indemnified Parties or other parties by the same counsel would not be appropriate, or (2) the action, suit or proceeding involves the Indemnified Party, but not the WFA Fund Trust nor any such other Indemnified Party or other party who is indemnified by the WFA Fund Trust or any of its affiliates, and the Indemnified Party reasonably withholds consent to being represented by counsel selected by the WFA Fund Trust. If the WFA Fund Trust shall not have elected to assume the defense of any such action, suit or proceeding for an Indemnified Party within thirty days after receiving written notice thereof from the Indemnified Party, the WFA Fund Trust shall be deemed to have waived any right it might otherwise have to assume such defense.

Each WFA Fund Trust's obligation with respect to any of its series that is an Acquiring Fund under this Section 16 to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that the WFA Fund Trust with respect to that Acquiring Fund will pay in the first instance any reasonable expenses, losses, claims, damages, and liabilities required to be paid by it under this Section 16 without the necessity of the Indemnified Parties' first paying the same. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund will promptly pay all reasonable expenses, including without limitation accountants' and counsel fees, incurred by an Indemnified Party from time to time in the defense or investigation of any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, upon demand by such Indemnified Party in advance of the final disposition of any such action, suit, or other proceeding; provided that the Indemnified Party shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this Section 16. The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this Section 16, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the SEC, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

Notwithstanding the foregoing, nothing contained within this section or elsewhere in this Plan shall permit the payment of any indemnification of any Indemnified Party to the extent prohibited by the 1940 Act or any other law, rule or regulation to which the WFA Fund Trust is bound.

17. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

For each Evergreen Fund Trust with respect to any Target Fund of an Evergreen Fund Trust:

Evergreen Investment Management Company
200 Berkeley Street,
Boston, Massachusetts 02116
Attn.: Legal Department

With a copy (which will not constitute notice) sent at the same time and by the same means to:

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624
Attention: Timothy W. Diggins

For each WFA Fund Trust with respect to any Acquiring Fund and any Target Fund of a WFA Fund Trust:

Karla M. Rabusch, President
Wells Fargo Funds Trust
Wells Fargo Variable Trust
525 Market Street, 12th Floor
San Francisco, CA 94105

With a copy (which will not constitute notice) sent at the same time and by the same means to:

C. David Messman, Secretary
Wells Fargo Funds Trust
Wells Fargo Variable Trust
45 Fremont Street, 26th Floor
San Francisco, CA 94105

18. Expenses. EIMC and Wells Fargo Funds Management hereby agree, jointly and severally, to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of Evergreen Investments or Wells Fargo Funds Management in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

19. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST
for themselves and with respect to the Acquiring Funds and the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
Name: C. David Messman
Title: Secretary

By:
Name: Karla M. Rabusch
Title: President

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

EVERGREEN FUND TRUST,
EVERGREEN EQUITY TRUST
EVERGREEN FIXED INCOME TRUST
EVERGREEN INTERNATIONAL TRUST
EVERGREEN MONEY MARKET TRUST
EVERGREEN MUNICIPAL TRUST
EVERGREEN SELECT EQUITY TRUST
EVERGREEN SELECT FIXED INCOME TRUST
EVERGREEN SELECT MONEY MARKET TRUST
EVERGREEN VARIABLE ANNUITY TRUST
for themselves and with respect to the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
Name:                         Name:
Title: Secretary             Title: President

WELLS FARGO FUNDS MANAGEMENT, LLC (a party to this Plan as to Section 18 only)

ATTEST:

By:
Name: C. David Messman
Title: Secretary

By:
Name: Andrew Owen
Title: Senior Vice President

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
(a party to this Plan as to Section 18 only)

ATTEST:

By:
Name:                      Name:
Title: Secretary          Title: Vice President

ANNEX A

ACTIVE REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Fundamental Mid Cap Value Fund Class A Class B Class C Class I	Mid Cap Disciplined Fund (to be renamed Special Mid Cap Value Fund) Class A Class A Class C Institutional Class	July 16, 2010
Evergreen Mid Cap Growth Fund Class A Class B Class C Class I	Mid Cap Growth Fund Class A Class B Class C Institutional Class	July 16, 2010
Evergreen International Equity Fund Class A Class B Class C Class I Class R	International Core Fund (to be renamed International Equity Fund) Class A Class B Class C Institutional Class (new class) Class R (new class)	July 16, 2010
Evergreen Short-Intermediate Municipal Bond Fund Class A Class B Class C Class I	Short-Term Municipal Bond Fund Class A Class A Class C Class A	July 9, 2010
Evergreen Intermediate Municipal Bond Fund Class A Class B Class C Class I Class IS	Intermediate Tax/AMT-Free Fund Class A Class A Class C Administrator Class Class A	July 9, 2010
Evergreen High Income Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen California Municipal Bond Fund Class A Class B Class C Class I	California Tax-Free Fund Class A Class B Class C Administrator Class	July 9, 2010
WFA Strategic Income Fund Class A Class B Class C	High Income Fund Class A Class B Class C	July 9, 2010
Evergreen Core Plus Bond Fund Class A Class B Class C Class I	Income Plus Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen U.S. Government Fund Class A Class B Class C Class I	Government Securities Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Money Market Fund Class A Class I Class S	Municipal Money Market Fund Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Institutional 100% Treasury Money Market Fund Institutional Class Institutional Service Class	100% Treasury Money Market Fund Administrator Class (new class) Service Class	July 9, 2010
Evergreen Treasury Money Market Fund Class A Class I Class S	Treasury Plus Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010
Evergreen Institutional Treasury Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Treasury Plus Money Market Fund Institutional Class Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen U.S. Government Money Market Fund Class A Class S	Government Money Market Fund Class A Sweep Class (new class)	July 9, 2010
Evergreen Institutional U.S. Government Money Market Fund Institutional Class Institutional Service Class Investor Class Participant Class	Government Money Market Fund Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen Prime Cash Management Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Institutional Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Money Market Fund Class A Class B Class C Class I Class S	Money Market Fund Class A Class B Class C (new class) Service Class (new class) Daily Class (new class)	July 9, 2010
WFA Overland Express Sweep Unnamed Class	Money Market Fund Daily Class (new class)	July 9, 2010
Evergreen VA Core Bond Fund Class 1 (will be liquidated) Class 2	VT Total Return Bond Fund N/A Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Special Values Fund Class 1 Class 2	VT Small/Mid Cap Value Fund (to be renamed VT Small Cap Value Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Growth Fund Class 1 Class 2	VT Small Cap Growth Fund Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA International Equity Fund Class 1 Class 2	VT International Core Fund (to be renamed VT International Equity Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
WFA Diversified Bond Fund Administrator Class	Total Return Bond Fund Administrator Class	July 9, 2010
WFA Aggressive Allocation Fund Administrator Class	Growth Balanced Fund Administrator Class	July 16, 2010
WFA Growth Equity Fund Class A Class B Class C Administrator Class Institutional Class	Diversified Equity Fund Class A Class B Class C Administrator Class Administrator Class	July 16, 2010
WFA Large Cap Appreciation Fund Class A Class B Class C Administrator Class Institutional Class	Capital Growth Fund Class A Class A Class C Administrator Class Institutional Class	July 16, 2010
WFA Stable Income Fund Class A Class B Class C Administrator Class	Ultra Short-Term Income Fund Class A Class A Class C Administrator Class	July 9, 2010
Evergreen California Municipal Money Market Fund Class A Class I Class S	California Municipal Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010

SHELL REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Equity Income Fund Class A Class B Class C Class I Class R	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
WFA Specialized Financial Services Fund Class A Class B Class C	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class)	July 16, 2010
Evergreen Disciplined Value Fund Class A Class B Class C Class I	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Equity Income Fund Class A Class B Class C Administrator Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA U.S. Value Fund Class A Class B Class C Administrator Class Investor Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class)	July 16, 2010
Evergreen Golden Large Cap Core Fund Class A Class B Class C Class I	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Core Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Large Company Growth Fund Class A Class B Class C Class I	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Growth Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Special Values Fund Class A Class B Class C Class I Class R	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C(new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Small Cap Value Fund Class A Class B Class C Class I	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Emerging Markets Growth Fund Class A Class B Class C Class I	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Emerging Markets Equity Fund Class A Class B Class C Administrator Class	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen VA Omega Fund Class 1 Class 2	VT Omega Growth Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Growth Fund Unnamed share class / Class 2	VT Omega Growth Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen VA Fundamental Large Cap Fund Class 1 Class 2	VT Core Equity Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Core Fund Unnamed share class / Class 2	VT Core Equity Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT Equity Income Fund Unnamed share class / Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT C&B Large Cap Value Fund Unnamed share class/Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen Intrinsic Value Fund Class A Class B Class C Class I	Intrinsic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) institutional Class (new class)	July 16, 2010
Evergreen Enhanced S&P 500 Fund Class A Class B Class C Class I Class IS	Disciplined U.S. Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Fundamental Large Cap Fund Class A Class B Class C Class I	Core Equity Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Omega Fund Class A Class B Class C Class I Class R	Omega Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Golden Core Opportunities Fund Class A Class B Class C Class I	Small/Mid Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Large Cap Equity Fund Class A Class B Class C Class I	Disciplined Global Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Opportunities Fund Class A Class B Class C Class I	Global Opportunities Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Intrinsic World Equity Fund Class A Class B Class C Class I	Intrinsic World Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Strategic Municipal Bond Fund Class A Class B Class C Class I	Strategic Municipal Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010
Evergreen North Carolina Municipal Bond Fund Class A Class B Class C Class I	North Carolina Tax-Free Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Bond Fund Class A Class B Class C Class I	Pennsylvania Tax-Free Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Adjustable Rate Fund Class A Class B Class C Class I Class IS	Adjustable Rate Government Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen International Bond Fund Class A Class B Class C Class I Class IS	International Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen New Jersey Municipal Money Market Fund Class A Class I Class S	New Jersey Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen New York Municipal Money Market Fund Class A Class I Class S	New York Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Money Market Fund Class A Class I Class S	Pennsylvania Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Health Care Fund Class A Class B Class C Class I	Health Care Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Precious Metals Fund Class A Class B Class C Class I	Precious Metals Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Utility & Telecommunications Fund Class A Class B Class C Class I	Utility & Telecommunications Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Asset Allocation Fund Class A Class B Class C Class I Class R	Asset Allocation Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Diversified Capital Builder Fund Class A Class B Class C Class I	Diversified Capital Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Diversified Income Builder Fund Class A Class B Class C Class I	Diversified Income Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Strategic Growth Fund Class A Class B Class C Class I Class IS Class R	Strategic Large Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class) Class A (new class) Class R (new class)	July 16, 2010
Evergreen Institutional Municipal Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Municipal Cash Management Money Market Fund (New Shell)
Institutional Class (new class)
Institutional Class (new class)
Service Class (new class)
Institutional Class (new class)
	Service Class (new class)	July 9, 2010
Evergreen Growth Fund Class A Class B Class C Class I	Traditional Small Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen Small-Mid Growth Fund Class A Class I	Growth Opportunities Fund (New Shell) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen High Income Fund Class A Class B Class C Class I	High Yield Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

Amended and Restated Declaration of Trust of the Wells Fargo Funds Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Declaration of Trust of the Wells Fargo Variable Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds Trust, dated August 6, 2003, and amended October 1, 2005 and March 27, 2009, with Schedule A amended March 27, 2009.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management and Wells Fargo Variable Trust, dated August 6, 2003, and amended October 1, 2005, with Schedule A amended March 28, 2008.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Schedule A amended August 12, 2009.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Artisan Partners Limited Partnership, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A dated February 1, 2005 and Appendix B amended on November 8, 2005.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 24, 2004, with Appendix A amended July 18, 2008.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A and Appendix B amended February 8, 2006.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Global Index Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated June 26, 2006, with Appendix A amended February 7, 2007 and Appendix B amended August 12, 2009.

Investment Sub-Advisory Contract among LSV Asset Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A and Appendix B dated February 1, 2005.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated April 11, 2005, with Appendix A amended December 1, 2007 and Schedule A amended December 1, 2007.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A amended February 8, 2006 and Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Nelson Capital Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 1, 2008, with Appendix A and Appendix B dated October 1, 2008.

Investment Sub-Advisory Contract among Peregrine Capital Management, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Appendix A amended February 8, 2006 and Schedule A amended May 9, 2007.

Investment Sub-Advisory Contract among Phocas Financial Corporation, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 21, 2008, with Appendix A and Appendix B dated March 21, 2008.

Investment Sub-Advisory Contract among Dresdner RCM Global Investors LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 29, 2001, with Appendix A amended January 26, 2008 and Schedule A dated January 26, 2008.

Investment Sub-Advisory Contract among Schroder Investment Management North America, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Appendix A and Schedule A dated May 1, 2003.

Amended and Restated Accounting Services Agreement and Amended and Restated Letter Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust and PFPC, Inc., each dated May 10, 2006, including Exhibit A amended June 2, 2009 and Exhibit B.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds Trust dated March 1, 2003, with Appendix A amended August 6, 2008 and Schedule A amended August 12, 2009.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Variable Fund Trust dated March 1, 2003, with Appendix A amended February 8, 2006.

Master Custodian Agreement among State Street Bank, N.A. and Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust dated August 10, 2009, with Appendix A and Schedules A, B, C and D.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Trust, dated April 8, 2005, with Schedule I amended August 12, 2009.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust, dated April 8, 2005, with Schedule I amended February 8, 2006.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Funds Trust Board on March 28, 2008, with Appendix A amended June 2, 2009.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Variable Trust Board on March 28, 2008, with Appendix A amended February 8, 2006.

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management dated February 29, 2008, with Schedule A.

Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A amended August 12, 2009.

Amended and Restated Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A.

Shareholder Servicing Plan approved by the Board of Wells Fargo Fund Trust on March 27, 2009, with Appendix A amended June 2, 2009.

Amended and Restated Joint Fidelity Bond Allocation Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust amended and restated on May 1, 2006, with Appendix A amended November 14, 2008.

Rule 18f-3 Multi-Class Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999 and amended August 6, 2008, with Appendix A amended June 2, 2009 and Appendix B amended March 28, 2008.

Amended and Restated Securities Lending Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management and Wells Fargo Bank, N.A. amended and restated on November 1, 2008, with accompanying schedules and Letter regarding Account Revenues dated September 1, 2007.

Transfer Agency and Service Agreement among Boston Financial Data Services, Inc., Wells Fargo Funds Trust and Wells Fargo Variable Trust, dated April 11, 2005, amended on December 18, 2007 and Schedule A amended December 1, 2009.

EVERGREEN EQUITY TRUST
With respect to Evergreen Asset Allocation Fund, Evergreen Disciplined Value Fund, Evergreen Diversified Capital Builder Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Intrinsic Value Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Small-Mid Growth Fund, Evergreen Special Values Fund, and Evergreen Utility & Telecommunication Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Asset Allocation Fund, Evergreen Diversified Capital Builder Fund, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500® Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Utility & Telecommunications Fund)

Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Small-Mid Growth Fund, Evergreen Intrinsic Value Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, and Evergreen Golden Large Cap Core Fund)

Underwriting Agreements
Principal Underwriting Agreement between Evergreen Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Principal Underwriting Agreement between Evergreen Equity Trust and Kokusai Securities Company Limited (dated 1/23/1998)

Principal Underwriting Agreement between Evergreen Equity Trust and Nomura Securities Company (dated 1/23/1998)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 10/18/1999 (with respect to Evergreen Growth Fund), 7/6/2000, 6/29/2001, 6/14/2002 (with respect to Evergreen Special Values Fund), 9/11/2002 (with respect to Evergreen Asset Allocation Fund), 3/7/2005 (with respect to Evergreen Disciplined Value Fund), 10/1/2005 (with respect to Evergreen Small-Mid Growth Fund), 10/12/2005 (with respect to Evergreen Small-Mid Growth Fund), 1/19/2006, 12/7/2006, 7/16/2007 (with respect to Evergreen Fundamental Mid Cap Value Fund), and 12/10/2007 (with respect to Evergreen Golden Core Opportunities Fund and Evergreen Golden Large Cap Core Fund))

Amended Pricing Schedule to Custodian Agreement (dated 12/19/2006)

Remote Access Services Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 4/4/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Equity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT EQUITY TRUST
With respect to Evergreen Strategic Growth Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company LLC, Evergreen Investment Services, Inc., and Evergreen Select Equity Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN FIXED INCOME TRUST
With respect to Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Letter Amendment to the Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 9/19/2008, with respect to Evergreen High Income Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (as of 9/18/1997)

Custodian Agreement
Custodian Agreement between Evergreen Fixed Income Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT FIXED INCOME TRUST
With respect to Evergreen Adjustable Rate Fund, Evergreen Intermediate Municipal Bond Fund, and Evergreen International Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Fixed Income Trust and State Street Bank and Trust Company (dated 11/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Select Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MUNICIPAL TRUST
With respect to Evergreen California Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Municipal Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Municipal Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Municipal Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/7/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Municipal Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Municipal Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN VARIABLE ANNUITY TRUST
With respect to Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Variable Annuity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Variable Annuity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Variable Annuity Trust and State Street Bank and Trust Company (dated 5/1/1998, as amended 8/10/1998 (with respect to Evergreen VA International Equity Fund), 2/1/2000 (with respect to Evergreen VA Growth Fund), 7/6/2000, 6/29/2001, 8/1/2002 (with respect to Evergreen VA Core Bond Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Variable Annuity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Variable Annuity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Variable Annuity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plan
Distribution Plan for Class 2 Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN MONEY MARKET TRUST
With respect to Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Money Market Trust and Evergreen Investment Management Company, LLC (dated 3/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Money Market Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Money Market Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended in 1998 (as filed with the Securities and Exchange Commission 5/31/2007, with respect to Evergreen New Jersey Municipal Money Market Fund), 7/27/1999 (with respect to Evergreen California Municipal Money Market Fund and Evergreen U.S. Government Money Market Fund), 7/6/2000, 6/19/2001, 7/1/2001 (with respect to Evergreen New York Municipal Money Market Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Investment Services, Inc. and Evergreen Money Market Trust (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Money Market Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Money Market Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class S Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN SELECT MONEY MARKET TRUST
With respect to Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund

Advisory Agreement
Investment Advisory and Management Agreement between Evergreen Select Money Market Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen Select Money Market Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (restated as of 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen Select Money Market Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/27/1999 (with respect to Evergreen Institutional U.S. Government Money Market Fund), 7/6/2000, 6/29/2001, 2/15/2002 (with respect to Evergreen Prime Cash Management Money Market Fund), 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen Investment Services, Inc. and Evergreen Select Money Market Trust (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company, LLC, Evergreen Investment Services, Inc. and Evergreen Select Money Market Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Money Market Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
Distribution Plan for Administrative Class Shares (dated 12/31/2008)

Distribution Plan for Investor Class Shares (dated 12/31/2008)

Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Participant Class Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EVERGREEN INTERNATIONAL TRUST
With respect to Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund

Advisory Agreements
Investment Advisory and Management Agreement between Evergreen International Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund)

Investment Advisory and Management Agreement between Evergreen International Trust and Evergreen Investment Management Company, LLC (dated 3/12/2009, with respect to the Evergreen Intrinsic World Equity Fund)

Underwriting Agreement
Principal Underwriting Agreement between Evergreen International Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
Custodian Agreement between Evergreen International Trust and State Street Bank and Trust Company (dated 6/29/2001, as amended 1/19/2006, 12/7/2006, and 12/7/2006 (with respect to Evergreen Intrinsic World Equity Fund)

Amended Pricing Schedule to Custodian Agreement (dated 12/15/2006)

Administrative Services Agreement
Master Administrative Services Agreement between Evergreen International Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company, LLC, Evergreen Investment Services Inc., and Evergreen International Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen International Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Letter Amendment to Master Transfer and Recordkeeping Agreement between Evergreen International Trust and Evergreen Service Company, LLC (dated 12/7/2006, with respect to Evergreen Intrinsic World Equity Fund)

Distribution Plans
Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
Multiple Class Plan (dated 10/7/2003)

EXHIBIT A

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST
525 Market Street, 12th Floor
San Francisco, California 94105

[_____________, 2010]

To each of the Persons
Named on Appendix A
(each, a "Current Trustee" and
collectively, the "Current Trustees")

It is anticipated that in the future substantially all of the investment companies managed or sponsored by Evergreen Investment Management Company LLC ("EIMCO") or its affiliates (each, an "Evergreen Fund") will be reorganized in transactions involving in each case one or more acquiring Wells Fargo Advantage Funds (each, a "Wells Fargo Fund") that are part of Wells Fargo Funds Trust or Wells Fargo Variable Trust (each, a "Trust"), in which the Evergreen Fund will not be the surviving legal entity (although it may be the so-called "accounting" or "performance" survivor). The other Evergreen Funds will not be so reorganized, but it is expected that (i) they will be liquidated or (ii) that the persons then serving as trustees of one or more Wells Fargo Funds will be elected to serve as trustees of those Evergreen Funds, and that the terms of office of some or all of the then-existing trustees of the Evergreen Funds will terminate.

Each Current Trustee serves as a trustee of the Evergreen Funds and may from time to time be subject to claims by or on behalf of, or actual or potential liabilities to, one or more of the Evergreen Funds, successors in interest to one or more of the Evergreen Funds, or other persons, relating directly or indirectly to his or her service as a trustee of the Evergreen Funds. The Evergreen Funds have, with the assistance of EIMCO or its affiliates, purchased insurance which may be available to the Current Trustees in the future to protect the Current Trustees against such claims or liabilities, and the costs of investigating and defending against them, and the Evergreen Funds and/or the Wells Fargo Funds may purchase additional insurance in the future. In addition, the Current Trustees may have existing rights to receive advancement of expenses and/or be indemnified by one or more of the Evergreen Funds themselves for any costs, fees, expenses, damages, liabilities, or other losses incurred by them in connection with or as a result of such claims. All such existing rights to advancement of expenses and/or indemnification are hereinafter referred to as "Existing Rights".

It is anticipated that the surviving Wells Fargo Fund in each reorganization transaction involving an Evergreen Fund will assume the liabilities and obligations of the Evergreen Fund, including in respect of advancement of expenses and indemnification for the benefit of the Current Trustees.

In order to ensure that each Current Trustee maintains and preserves all Existing Rights in respect of advancement of expenses and indemnification, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, each Trust hereby irrevocably agrees with respect to each acquiring Wells Fargo Fund in respect of an Evergreen Fund that has been acquired by such acquiring Wells Fargo Fund as follows, for the benefit of each Current Trustee:

1(a) The Wells Fargo Fund shall indemnify and hold harmless each Current Trustee, together with each Current Trustee's heirs, executors, administrators, and personal representatives (each indemnified person referred to as a "Covered Person") against all costs, fees, expenses, damages, liabilities, or other losses, including but not limited to amounts paid in satisfaction of judgments, in settlement or other compromise, or as fines and penalties, and fees and expenses, including reasonable accountants' and counsel fees, incurred by such Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party, witness or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a trustee of any Evergreen Fund, except with respect to any matter as to which (and then only to the extent that) such Covered Person shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) (i) not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of any Evergreen Fund; or (ii) to be liable to the Evergreen Fund in question or its shareholders by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office; or (iii) for a criminal proceeding, to have had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii), and (iii) being referred to hereafter as "Disabling Conduct").

(b) Reasonable expenses, including without limitation accountants' and counsel fees so incurred by such Covered Person shall be paid promptly from time to time by the Wells Fargo Fund upon demand by any Covered Person in advance of the final disposition of any such action, suit, or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this letter agreement because such expenses were the direct result of such Current Trustee's Disabling Conduct. Notwithstanding the foregoing, nothing contained within this section or elsewhere in this letter agreement shall permit the payment of any indemnification of any Covered Person to the extent prohibited by the Investment Company Act of 1940 or any other law, rule, or regulation to which the acquiring Wells Fargo Fund is bound.

(c) The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this letter agreement, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the Securities and Exchange Commission, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

2. To the extent that any Covered Person is, by reason of a Current Trustee's service to an Evergreen Fund, a witness for any reason in any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or any federal, state, or other governmental, regulatory, or administrative body, authority or agency, or any self-regulatory organization, of any kind, to which such Covered Person is not a party, such Covered Person shall be indemnified against, and the Wells Fargo Fund will advance to the Covered Person upon demand payment for, any and all expenses, including reasonable accountants' or counsel fees, actually and reasonably incurred or expected to be incurred by such Covered Person in connection therewith.

3.(a) If and to the extent that proceeds of any insurance or of any rights to indemnification to which a Covered Person is entitled are in the actual possession or control of the Covered Person and are currently available to pay any liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, the amount of the indemnification obligation of the Wells Fargo Fund under this letter agreement in respect of such liability or expense along with any future liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, in total, shall be reduced by the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(b) If and to the extent that, after the Wells Fargo Fund has paid amounts to a Covered Person by way of indemnification under this letter agreement in respect of any liability or expense, proceeds of any insurance or of any other rights to indemnification to which a Covered Person is entitled in respect of such liability or expense come into the actual possession or control of the Covered Person and are currently available for payment by the Covered Person to the Wells Fargo Fund and are not available (and will not become available) to pay or reimburse the Covered Person for any present or anticipated liability or expense for which the Wells Fargo Fund has not previously provided indemnity under this letter agreement, then the Covered Person shall repay to the Wells Fargo Fund any amounts previously paid to him by the Wells Fargo Fund by way of indemnification under this letter agreement up to the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(c) If a Covered Person actually becomes aware that any insurance or indemnification rights are available to the Covered Person to pay, or to reimburse the payment of, any liability or expense for which the Wells Fargo Fund has previously provided indemnification under this letter agreement or may be called upon to provide indemnification under this letter agreement, then such Covered Person shall provide notice of such insurance or indemnification right in writing to the Wells Fargo Fund and, upon reasonable request by the Wells Fargo Fund and at the expense of the Wells Fargo Fund, take such reasonable steps as the Wells Fargo Fund may specify to obtain the benefit of such insurance or indemnification rights in respect of such liability or expense; provided, however, that the Wells Fargo Fund may not delay payment for any reason and shall not be relieved from its indemnification obligations under this letter agreement while any efforts to obtain such benefit are pending.

4. The right of indemnification provided by this letter agreement shall not expand, diminish or otherwise affect Existing Rights of any Current Trustee, and shall not be exclusive of and shall not expand, diminish or otherwise affect any other rights to which any Covered Person may be entitled. Nothing contained in this letter agreement shall affect any other right to indemnification to which any Covered Person may be entitled by contract or otherwise.

5. Each Trust and each acquiring Wells Fargo Fund is committing on its own behalf to its obligations under this letter agreement separately from each other Trust and acquiring Wells Fargo Fund and not jointly or jointly and severally. For the sake of clarity, no Wells Fargo Fund shall be liable for the obligations of an Evergreen Fund that has been acquired by any other acquiring Wells Fargo Fund. This letter agreement is binding upon all successors of each Wells Fargo Fund.

6. If any provision of this letter agreement shall be held to be invalid, illegal, or unenforceable, in whole or in part, for any reason whatsoever, (i) the validity, legality, and enforceability of the remaining provisions (including, without limitation, each portion of this letter agreement containing any provision that is not by itself invalid, illegal, or unenforceable) shall not in any way be affected or impaired thereby, and (ii) to the fullest extent possible, the remaining provisions of this letter agreement shall be construed so as to give effect to the intent manifested by the provision held invalid, illegal, or unenforceable.

7. No supplement, modification, or amendment of this letter agreement shall be binding unless executed in writing by all of the parties (or their respective successors or legal representatives) hereto. Any waiver by any party of any breach of any other party of any provision contained in this letter agreement to be performed by such other party must be in writing and signed by the waiving party (or such party's successor or legal representative), and no such waiver shall be deemed a waiver of similar or other provisions at the same or any previous or subsequent time.

8. This letter agreement may be executed in one or more counterparts, each of which shall be an original, and all of which when taken together shall constitute one agreement. This letter agreement shall be governed by and construed and enforced in accordance with the laws of the State of Delaware without reference to principles of conflict of laws.

9. Each Trust hereby submits to the exclusive jurisdiction of the Court of Chancery of the State of Delaware, or, if jurisdiction will not lie in such Court, in the superior court of the State of Delaware or the federal district court located in Delaware, with respect to any action, suit, or proceeding with respect to this letter agreement.

Each Trust, with respect to each Wells Fargo Fund, acknowledges and agrees that each Current Trustee may rely on the Wells Fargo Fund's undertakings in this letter agreement.

Very truly yours,

WELLS FARGO FUNDS TRUST
WELLS FARGO VARIABLE TRUST

By:__________________________
Name:
Tile:

Agreed and Accepted:

____________________________
[signature line for each Trustee]

Appendix A

[Names of Evergreen Trustees as of June 30, 2010]

Exhibit B

Comparison of the Funds' Fundamental Investment Policies

Borrowing
Wells Fargo Advantage California Municipal Money Market Fund Wells Fargo Advantage Money Market Fund Wells Fargo Advantage Municipal Money Market Fund	Evergreen California Municipal Money Market Fund Evergreen Money Market Fund Evergreen Municipal Money Market Fund
The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	The Fund may not borrow money, except to the extent permitted by applicable law. Further Explanation of Borrowing Policy: Under the 1940 Act generally, the Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and the Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes. The Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

Commodities
Wells Fargo Advantage California Municipal Money Market Fund Wells Fargo Advantage Money Market Fund Wells Fargo Advantage Municipal Money Market Fund	Evergreen California Municipal Money Market Fund Evergreen Money Market Fund Evergreen Municipal Money Market Fund
The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.	The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

Concentration
Wells Fargo Advantage California Municipal Money Market Fund	Evergreen California Municipal Money Market Fund
The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investment in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non- government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission or its staff); and provided further that the Fund, (a) may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry and (b) may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects.	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities). Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

Concentration
Wells Fargo Advantage Money Market Fund	Evergreen Money Market Fund
The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investment in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non- government issuers), (iv) - investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission or its staff).	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, or domestic bank money instruments). Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions or, domestic bank money instruments).

Concentration
Wells Fargo Advantage Municipal Money Market Fund	Evergreen Municipal Money Market Fund
The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investment in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non- government issuers), (iv) - investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission or its staff).	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities). Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).

Diversification
Wells Fargo Advantage Money Market Fund Wells Fargo Advantage Municipal Money Market Fund	Evergreen Money Market Fund Evergreen Municipal Money Market Fund
The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of a fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.	The Fund may not make any investment that is inconsistent with the Fund's classification as a diversified investment company under the 1940 Act. Further Explanation of Diversification Policy: To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. The 5% and 10% limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and (3) shares of other investment companies.

Diversification
Wells Fargo Advantage California Municipal Money Market Fund	Evergreen California Municipal Money Market Fund
Although the Fund does not have a fundamental investment policy with respect to diversification, the Fund intends to operate as a diversified investment company.	The Fund may not make any investment that is inconsistent with the Fund's classification as a diversified investment company under the 1940 Act. Further Explanation of Diversification Policy: To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. The 5% and 10% limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and (3) shares of other investment companies.

Investments in Federally Tax-Exempt Securities
Wells Fargo Advantage California Municipal Money Market Fund	Evergreen California Municipal Money Market Fund
The Fund may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax, but not necessarily federal AMT, and is also exempt from California income tax.	As appropriate, the Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

Investments in Federally Tax-Exempt Securities
Wells Fargo Advantage Municipal Money Market Fund	Evergreen Municipal Money Market Fund
The Fund will not invest less than 80% of its net assets plus investment borrowings, under normal circumstances, in municipal obligations that pay interest exempt from federal income tax, but not necessarily the federal AMT.	The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

Issuing Senior Securities
Wells Fargo Advantage California Municipal Money Market Fund Wells Fargo Advantage Money Market Fund Wells Fargo Advantage Municipal Money Market Fund	Evergreen California Municipal Money Market Fund Evergreen Money Market Fund Evergreen Municipal Money Market Fund
The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.	Except as permitted under the 1940 Act, the Fund may not issue senior securities.

Lending
Wells Fargo Advantage California Municipal Money Market Fund Wells Fargo Advantage Money Market Fund Wells Fargo Advantage Municipal Money Market Fund	Evergreen California Municipal Money Market Fund Evergreen Money Market Fund Evergreen Municipal Money Market Fund
The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.	The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan. Further Explanation of Lending Policy: To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders. When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash, cash equivalents or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

Real Estate
Wells Fargo Advantage California Municipal Money Market Fund Wells Fargo Advantage Money Market Fund Wells Fargo Advantage Municipal Money Market Fund	Evergreen California Municipal Money Market Fund Evergreen Money Market Fund Evergreen Municipal Money Market Fund
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).	The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate. Further explanation of Real Estate Policy: Each Fund may acquire or dispose of real estate or interests in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interest therein.

Underwriting
Wells Fargo Advantage California Municipal Money Market Fund Wells Fargo Advantage Money Market Fund Wells Fargo Advantage Municipal Money Market Fund	Evergreen California Municipal Money Market Fund Evergreen Money Market Fund Evergreen Municipal Money Market Fund
The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.	The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

Exhibit C

Additional Target and Acquiring Fund Expense Information

The Annual Fund Operating Expenses tables and the examples that follow are based upon the actual expenses incurred by the Target and Acquiring Funds during their most recently completed fiscal year. The pro forma Annual Fund Operating Expenses table for the Acquiring Fund shows you what the annual operating expenses would have been for the Acquiring Fund for the period covered by the Fund's most recent financial statements, assuming the Merger had taken place at the beginning of the period. See the section entitled "Financial Statements" in this prospectus/proxy statement for the date of the most recent financial statements.

The pro forma expense information presented for the Wells Fargo Advantage Money Market Fund assumes that shareholders of Evergreen Money Market Fund approve the Merger with the Wells Fargo Advantage Money Market Fund and that such Merger and the Wells Merger are consummated. If one, but not both, of those Mergers is consummated, the pro forma expense information shown would have been higher.

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND INTO WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen California Municipal Money Market Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[2]
Class A	0.45%	0.30%	0.16%	0.91%
Class I	0.45%	0.00%	0.16%	0.61%
Class S	0.45%	0.60%	0.16%	1.21%
1	Other Expenses include fees of 0.02% incurred by the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.17% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen California Municipal Money Market Fund

After:	Class A	Class I	Class S
1 Year	$93	$62	$123
3 Years	$290	$195	$384
5 Years	$504	$340	$665
10 Years	$1,120	$762	$1,466

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage California Municipal Money Market Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.28%	0.00%	0.55%	0.83%	(0.18%)	0.65%
Service Class	0.28%	0.00%	0.45%	0.73%	(0.28%)	0.45%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.56% for Class A and 0.47% for Service Class.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 6/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage California Municipal Money Market Fund

After:	Class A	Service Class
1 Year	$66	$46
3 Years	$247	$205
5 Years	$443	$378
10 Years	$1,009	$880

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage California Municipal Money Market Fund
	Management Fees	Distribution (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.10%	0.00%	0.53%	0.63%	0.00%	0.63%
Service Class	0.10%	0.00%	0.43%	0.53%	(0.08%)	0.45%
Sweep Class	0.10%	0.35%	0.53%	0.98%	0.00%	0.98%
1	Includes expenses payable to affiliates of Wells Fargo & Company.
2	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.65% for Class A, 0.45% for Service Class, and 1.05% for Sweep Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage California Municipal Money Market Fund

After:	Class A	Service Class	Sweep Class
1 Year	$64	$46	$100
3 Years	$202	$144	$312
5 Years	$351	$271	$542
10 Years	$786	$641	$1,201

EVERGREEN MONEY MARKET FUNDINTO WELLS FARGO ADVANTAGE MONEY MARKET FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Money Market Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses[3]
Class A	0.40%	0.30%	0.27%	0.97%
Class B	0.40%	1.00%	0.27%	1.67%
Class C	0.40%	1.00%	0.27%	1.67%
Class I	0.40%	0.00%	0.27%	0.67%
Class S	0.40%	0.60%	0.27%	1.27%
1	Restated to reflect current fees.
2	Other Expenses include fees of 0.01% incurred by the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.
3	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.75% for Class A, 0.75% for Class B, 0.75% for Class C, and 0.75% for Class S. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Money Market Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class S	Class B	Class C
1 Year	$99	$670	$270	$68	$129	$170	$170
3 Years	$309	$826	$526	$214	$403	$526	$526
5 Years	$536	$1,107	$907	$373	$697	$907	$907
10 Years	$1,190	$1,790	$1,976	$835	$1,534	$1,790	$1,976

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wells Fargo Advantage Money Market Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.26%	0.00%	0.54%	0.80%	(0.04%)	0.76%
Class B	0.26%	0.75%	0.54%	1.55%	(0.04%)	1.51%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Other Expenses have not been adjusted to take into account the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. Such fees are not reflected in the table. Had these fees been taken into account, Other Expenses would have been 0.57%.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	Funds Management has committed through 6/30/2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this date, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.
6	The adviser has also voluntarily agreed to further reduce fund expenses. Such fee reduction is not reflected in the table. Had this voluntary reduction been taken into account, net fund expenses would have been 1.49%. This expense reduction is voluntary and temporary and may be revised or terminated by the adviser at any time without notice.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Money Market Fund
	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class B	Class B
1 Year	$78	$654	$154
3 Years	$251	$786	$486
5 Years	$440	$1,041	$841
10 Years	$986	$1,545	$1,545

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Money Market Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.26%	0.00%	0.52%	0.78%	(0.08%)	0.70%
Class B	0.26%	0.75%	0.52%	1.53%	(0.08%)	1.45%
Class C	0.26%	0.75%	0.52%	1.53%	(0.08%)	1.45%
Service Class	0.26%	0.00%	0.42%	0.68%	(0.18%)	0.50%
Daily Class	0.26%	0.25%	0.52%	1.03%	0.00%	1.03%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Funds Management has committed for three years after the closing of the merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver) excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund do not exceed 0.70% for Class A, 1.45% for Class B, 1.45% for Class C, 0.50% for Service Class, and 1.03% for Daily Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Money Market Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Service Class	Daily Class	Class B	Class C
1 Year	$72	$648	$248	$51	$105	$148	$148
3 Years	$224	$759	$459	$160	$328	$459	$459
5 Years	$408	$1,010	$810	$322	$569	$810	$810
10 Years	$942	$1,504	$1,802	$793	$1,259	$1,504	$1,802

EVERGREEN MUNICIPAL MONEY MARKET FUND INTO WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Municipal Money Market Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses[1]	Total Annual Fund Operating Expenses[2]
Class A	0.41%	0.30%	0.14%	0.85%
Class I	0.41%	0.00%	0.14%	0.55%
Class S	0.41%	0.60%	0.14%	1.15%
1	Other Expenses include fees of 0.01% incurred by the Fund's participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.82% for Class A, 0.52% for Class I and 1.11% for Class S. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Municipal Money Market Fund

After:	Class A	Class I	Class S
1 Year	$87	$56	$117
3 Years	$271	$176	$365
5 Years	$471	$307	$633
10 Years	$1,049	$689	$1,398

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Municipal Money Market Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.28%	0.00%	0.54%	0.82%	(0.17%)	0.65%
Service Class	0.28%	0.00%	0.44%	0.72%	(0.27%)	0.45%
Sweep Class	0.28%	0.35%	0.54%	1.17%	(0.12%)	1.05%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Municipal Money Market Fund

After:	Class A	Service Class	Sweep Class
1 Year	$66	$46	$107
3 Years	$208	$144	$334
5 Years	$402	$316	$607
10 Years	$963	$814	$1,387

Exhibit D

Pro Forma Capitalization

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of August 31, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00 and 1.00 for each Class A, Service Class and Sweep Class share, respectively, of the Acquiring Fund issued for each Class A, Class I and Class S share, respectively, of the Target Fund. The Wells Fargo Advantage California Municipal Money Market Fund will be the accounting survivor following the Merger.

	Evergreen California Municipal Money Market Fund	Wells Fargo Advantage California Municipal Money Market Fund	Adjustments	Wells Fargo Advantage California Municipal Money Market Fund Pro Forma
Total Net Assets
Class A	$13,091,711	$2,214,156,667	N/A	$2,227,248,378
Class S	$478,010,914	N/A	($478,010,914)	$0
Class I	$1,857,692	N/A	($1,857,692)	$0
Institutional Class	N/A	$327,810,643	N/A	$327,810,643
Service Class	N/A	$494,222,802	$1,857,692	$496,080,494
Sweep Class	N/A	N/A	$478,010,914	$478,010,914
Total	$492,960,317	$3,036,190,112	$0	$3,529,150,429
Net Asset Value per Share
Class A	$1.00	$1.00	N/A	$1.00
Class S	$1.00	N/A	N/A	N/A
Class I	$1.00	N/A	N/A	N/A
Institutional Class	N/A	$1.00	N/A	$1.00
Service Class	N/A	$1.00	N/A	$1.00
Sweep Class	N/A	N/A	N/A	$1.00
Total Shares Outstanding
Class A	13,115,310	2,213,937,144	N/A	2,227,052,454
Class S	477,992,075	N/A	(477,992,075)	0
Class I	1,855,490	N/A	(1,855,490)	0
Institutional Class	N/A	327,816,303	N/A	327,816,303
Service Class	N/A	494,243,166	1,855,490	496,098,656
Sweep Class	N/A	N/A	477,992,075	477,992,075
Total	492,962,875	3,035,996,613	0	3,528,959,488

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of July 31, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00 and 1.00 for each of Class A, Service Class and Sweep Class share, respectively, of the Acquiring Fund issued for each Class A, Class I and Class S share, respectively, of the Target Fund. The Evergreen Municipal Money Market Fund will be the accounting survivor following the Merger.

	Evergreen Municipal Money Market Fund	Wells Fargo Advantage Municipal Money Market Fund	Adjustments	Wells Fargo Advantage Municipal Money Market Fund Pro Forma
Total Net Assets
Class A	$230,119,132	N/A	N/A	$230,119,132
Class S	$3,764,221,446	N/A	($3,764,221,446)	$0
Class I	$230,601,475	N/A	($230,601,475)	$0
Institutional Class	N/A	$100,172,908	N/A	$100,172,908
Service Class	N/A	N/A	$230,601,475	$230,601,475
Investor Class	N/A	$297,509,138	N/A	$297,509,138
Sweep Class	N/A	N/A	$3,764,221,446	$3,764,221,446
Total	$4,224,942,053	$397,682,046	$0	$4,622,624,099
Net Asset Value per Share
Class A	$1.00	N/A	N/A	$1.00
Class S	$1.00	N/A	N/A	N/A
Class I	$1.00	N/A	N/A	N/A
Institutional Class	N/A	$1.00	N/A	$1.00
Service Class	N/A	N/A	N/A	$1.00
Investor Class	N/A	$1.00	N/A	$1.00
Sweep Class	N/A	N/A	N/A	$1.00
Total Shares Outstanding
Class A	230,175,213	N/A	N/A	230,175,213
Class S	3,764,135,661	N/A	(3,764,135,661)	0
Class I	230,508,796	N/A	(230,508,796)	0
Institutional Class	N/A	100,173,910	N/A	100,173,910
Service Class	N/A	N/A	230,508,796	230,508,796
Investor Class	N/A	297,512,113	N/A	297,512,113
Sweep Class	N/A	N/A	3,764,135,661	3,764,135,661
Total	$4,224,819,670	397,686,023	0	4,622,505,693

The following table sets forth the capitalizations of each of the Target and Acquiring Funds as of August 31, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00, 1.00 and 1.00 for each Class A, Class B, Class C, Service Class and Daily Class share, respectively, of the Acquiring Fund issued for each Class A, Class B, Class C, Class I and Class S share, respectively, of the Target Fund. In addition to the Merger of your Target Fund, the following table assumes that the Wells Merger occurs at the same time as the Merger of your Target Fund into the Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund will be the accounting survivor following the Merger.

	Evergreen Money Market Fund	Wells Fargo Advantage Overland Express Sweep Fund	Wells Fargo Advantage Money Market Fund	Adjustments	Wells Fargo Advantage Money Market Fund Pro Forma
Total Net Assets
Class A	$1,317,503,587	N/A	$6,264,920,105	N/A	$7,582,423,692
Class B	$61,304,192	N/A	$799,505,055	N/A	$860,809,247
Class C	$39,215,673	N/A	N/A	N/A	$39,215,673
Class S	$2,813,116,722	N/A	N/A	($2,813,116,722)	N/A
Class I	$612,318,666	N/A	N/A	($612,318,666)	N/A
Investor Class	N/A	N/A	$835,316,145	N/A	$835,316,145
Service Class	N/A	N/A	N/A	$612,318,666	$612,318,666
Daily Class	N/A	N/A	N/A	$4,326,357,544	$4,326,357,544
Single Class	N/A	$1,513,240,822	N/A	($1,513,240,822)	N/A
Total	$4,843,458,840	$1,513,240,822	$7,899,741,305	$0	$14,256,440,967
Net Asset Value per Share
Class A	$1.00	N/A	$1.00	N/A	$1.00
Class B	$1.00	N/A	$1.00	N/A	$1.00
Class C	$1.00	N/A	N/A	N/A	$1.00
Class S	$1.00	N/A	N/A	N/A	N/A
Class I	$1.00	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$1.00	N/A	$1.00
Service Class	N/A	N/A	N/A	N/A	$1.00
Daily Class	N/A	N/A	N/A	N/A	$1.00
Single Class	N/A	$1.00	N/A	N/A	N/A
Total Shares Outstanding
Class A	1,313,037,537	N/A	6,296,402,115	N/A	7,609,439,652
Class B	61,086,723	N/A	801,671,532	N/A	862,758,255
Class C	39,071,161	N/A	N/A	N/A	39,071,161
Class S	2,804,439,700	N/A	N/A	(2,804,439,700)	N/A
Class I	610,239,517	N/A	N/A	(610,239,517)	N/A
Investor Class	N/A	N/A	837,473,937	N/A	837,473,937
Service Class	N/A	N/A	N/A	610,239,517	610,239,517
Daily Class	N/A	N/A	N/A	4,317,624,236	4,317,624,236
Single Class	N/A	1,513,184,536	N/A	(1,513,184,536)	N/A
Total	4,827,874,638	1,513,184,536	7,935,547,584	0	14,276,606,758

Exhibit E

Additional Acquiring Fund Information - Sweep Class shares of the Wells Fargo Advantage California Municipal Money Market Fund, Class C, Daily Class and Service Class Shares of the Wells Fargo Advantage Money Market Fund and Class A, Service Class and Sweep Class shares of the Wells Fargo Advantage Municipal Money Market Fund

Additional Payments to Dealers

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers.These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as"Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both.The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares.The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargoadvantagefunds.com.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent;

  or through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions

Daily Class and Sweep Class shares are offered exclusively through a shareholder serviving agent who has entered into an agreement with Funds Distributor to make investments in the Funds on your behalf.  Share purchases are made through your Customer Account with a shareholder servicing agent and are governed in accordance with the terms of the Customer Account.  Shareholder servicing agents automatically invest or "sweep" balances in your Customer Account into shares of the Fund.  Please contact your shareholder servicing agent for more information.

Special Considerations When Investing Through Financial Intermediaries:
If a financial intermediary purchases shares on your behalf, you should understand the following:

Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum and subsequent investment amounts and/or earlier transaction deadlines than those stated in this Prospectus. Please consult an account representative from your financial intermediary for specifics.

Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for shares held through their customer accounts.The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

All Investors Should Understand the Following: U.S. Dollars Only. All payments must be made in U.S. dollars and all checks must be drawn on U.S. banks. It is expected that purchases in the form of investment checks do not accrue dividends until the next business day after receipt.

Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Trade Requests. For the benefit of the Funds, we request that trades be placed as early in the day as possible.

How to Buy Shares

This section explains how you can buy Class A, Class C and Service Class shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222- 8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Buying Shares	Opening an Account	Adding to an Account
By Internet	A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/advantagefunds. Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Mail	Complete and sign your account application. Mail the application with your check made payable to the Fund to Investor Services at: Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
	Canton, MA 02021-2809	Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number. Mail the deposit slip or note with your check made payable to the Fund to the address on the left.
By Telephone	A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
In Person	Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051	See instructions shown to the left.
By Wire	Complete, sign and mail your account application (refer to the section on buying shares by mail). Provide the following instructions to your financial institution:
State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds (Name of Fund, account Number and any applicable share class)
	Account Name: Provide your name as registered on the Fund account	To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

Proper Form. If the transfer agent receives your application in proper order before the Fund's NAV is calculated, your transactions will be priced at that day's NAV. If your application is received after the Fund's NAV is calculated, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. Shares begin earning dividends after the transfer agent receives your purchase order in proper form and the purchase amount is received by the Fund's custodian.

Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid. In the event that your purchase amount is not received by the close of the Federal Funds wire for purchases by wire or Electronic Funds Transfer, we reserve the right to hold you responsible for any losses, expenses or fees incurred by the Fund, its transfer agent or its custodian.

No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund.We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

Minimum Initial and Subsequent Investment Waivers. For Class A and Class C shares, we allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan.  If you opened your account with the set minimum amount, you may make reduced subsequent purchases for a mminimum of $50 a month through an automatic investment plan.  We may waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest. Please refer to the Statement of Additional Information for details on additional minimum initial investment waivers.

Earnings Distributions. Assuming the purchase amount is received by the Fund's custodian no later than the close of the Federal Funds Wire, which is normally 6:00p.m. (ET), dividends will accrue as follows:

California Municipal Money Market Fund and Municipal Money Market Fund
If A Proper Order is Received:	Dividends Begin to Accrue:
By 12:00 p.m. (ET)	Same Business Day
After 12:00 p.m. (ET)	Next Business Day

Money Market Fund
If A Proper Order is Received:	Dividends Begin to Accrue:
By 3:00 p.m. (ET)	Same Business Day
After 3:00 p.m. (ET)	Next Business Day

How to Sell Shares

The following section explains how you can sell Class A, Class C and Service Class shares held directly through an account with Wells Fargo Advantage Funds.  Daily Class and Sweep Class shares may be redeemed on any day your shareholder servicing agent is open for business in accordance with the terms of your Customer Account agreement.  Please read your account agreement with your shareholder servicing agent.  The shareholder servicing agent is responsible for the prompt transmission of your redemption order to the Fund.  Proceeds of your redepmtion order will be credited to your customer account by your shareholder servicing agent.  For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Mail	Send a Letter of Instruction providing name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining balance) to the address below. Make sure all account owners sign the request exactly as their names appear on the account application. A medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").
Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809
By Wire	To arrange for a Federal Funds wire, call 1-800-222-8222. Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system. We reserve the right to charge a fee for wiring funds although it is not our current practice to so. Please contact your bank to verify any charges that it may assess for an incoming wire transfer.
In Person	Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051
By Telephone/Electronic Funds Transfer (EFT)	Call an Investor Services representative at 1-800-222-822 or use the automated phone system 1-800-368-7550. Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing. Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail). A check will be mailed to the address on record (if there have been no changes communciated to us within the last 15 days) or transferred to a linked bank account. Transfer made to a Wells Fargo Bank account are made available sooner than transfers to an unaddiliated institutiion. Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds. Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds. Note: Telephone transaction such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.
Through Your Investments Representative	Contact your investment representative

General Notes For Selling Shares

Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares.

Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet.We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine.Your call may be recorded.

Right to Delay Payment. For the California Municipal Money Market Fund and the Municipal Money Market Fund, we can delay the payment of a redemption for up to seven days. We may delay the payment of a redemption for longer than seven days under extraordinary circumstances. For the Money Market Fund, we can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank or under extraordinary circumstances.

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day for the Money Market Fund and for longer than seven days for the California Municipal Money Market Fund and the Municipal Money Market Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

Redemption in Kind. Although generally, we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder.The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party.You can get a Medallion guarantee at a financial institution such as a bank or brokerage house.We do not accept notarized signatures.

Payment of Dividends. Requests for redemption proceeds by check or Electronic Funds Transfer that are received in proper form will be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent.

Redemption of Dividends.  Wire redepmtions will be processed and earn dividends as listed in the table below.

California Municipal Money Market Fund and Municipal Money Market Fund
If A Proper Order is Received:	Proceeds Wired:	Dividends:
By 12:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 12:00 p.m. (ET)	Next Business Day	Earned on day of request

Money Market Fund
If A Proper Order is Received:	Proceeds Wired:	Dividends:
By 3:00 p.m. (ET)	Same Business Day	Not earned on day of request
After 3:00 p.m. (ET)	Next Business Day	Earned on day of request

How to Exchange Shares

Exchanges between two Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges.There are, however, additional factors you should keep in mind while making or considering an exchange:

In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions:

Daily and Sweep Class shares may not be exchanged for other Daily and Sweep Class shares.

Service Class shares may be exchanged for other Service Class shares, or for any non-money market fund Class A shares.

An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

If you exchange between a money market Fund and a Fund with a sales load, you will buy shares at the Public Offering Price (POP) of the new Fund, which includes a sales load.

If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

Any exchange between two Wells Fargo Advantage Funds must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Account Policies

Automatic Plans
These plans help you conveniently purchase and/or redeem shares each month.Once you select a plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50 for Automatic Investment Plans and at least $100 for Automatic Exchange and Systematic Withdrawal Plans.  If you do not specify a date,we will process the transaction on or about the 25th day of the month.Call Investor Services at 1-800-222-8222 for more information.

Automatic Investment Plan - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

Automatic Exchange Plan - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund.  See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares.  This feature may not be available for certain types of accounts.

Systematic Withdrawal Plan -With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account.  To participate in this plan, you:

  must have a Fund account valued at $10,000 or more; and

  must have your distributions reinvested.

Payroll Direct Deposit -With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions.  It generally takes about five business days to change or cancel participation in a plan.  We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Check Writing - Check writing is offered on the Funds' Class A shares. Checks written on your account are subject to the Funds' Prospectus and the terms and conditions in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account.  Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than seven days before the check is presented for payment.  Checks may not be written to close an account.

Advance Notice of Large Transactions - We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000.This will allow us to manage the Funds most effectively.When you give us this advance notice, you must provide us with your name and account number.

Householding - To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts -We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses.  Please call 1-800-222-8222 for information on:

  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account.  For more information, call the number listed above.  You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions - For Class A and Service Class shares held directly, we reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions.  Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount.  Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.
Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations

Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 Distributions

The Fund declares distributions of any net investment income daily, and makes such distributions monthly.The Fund makes distributions of any realized net capital gains annually.Your distributions will be automatically reinvested in additional shares, unless your Institution directs otherwise.Your other options are to receive checks for these payments, have them automatically invested in the same class of another Wells Fargo Advantage Fund, or have them deposited into your bank account.With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

We offer the following distribution options. To change your current option for payment of distributions, please contact your institution or call 1-800-222-8222.

Automatic Reinvestment Option - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

Check Payment Option - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

Bank Account Payment Option - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

Directed Distribution Purchase Option - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Exhibit F

Financial Highlights

Six Months Ended July 31, 2009 (unaudited)
Evergreen California Municipal Money Market Fund	Class A	Class S	Class I
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	0.00	0.00	0.00
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.06%	0.02%	0.18%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,545	$465,586	$10,013
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%1,[2]	0.90%1,[2]	0.59%1,[2]
Expenses excluding waivers/reimbursements and expense reductions	0.89%1,[2]	1.19%1,[2]	0.59%1,[2]
Net investment income	0.14%1,[2]	0.05%1,[2]	0.31%1,[2]
1	Amount represents less than $0.005 per share.
2	Annualized

Since Sweep Class shares of the Wells Fargo Advantage California Municipal Money Market Fund are being created to receive the assets of Class S shares of Evergreen California Municipal Money Market Fund, no historical financial statement information is available.

Six Months Ended August 31, 2009 (unaudited)
Wells Fargo Advantage California Municipal Money Market Fund	Class A	Service Class
Beginning Net Asset Value Per Share	$1.00	$1.00
Net Investment Income (Loss)	0.00	0.00
Net Realized and Unrealized Gain (Loss) on Investments	0.00	0.00
Distribution from Net Investment Income	0.00[1]	0.00[1]
Distribution from Net Realized Gains	0.00	0.00
Ending Net Asset Value Per Share	$1.00	$1.00
Ratios to Average Net Assets (Annualized)[2]
Net Investment Income (Loss)	0.02%	0.11%
Gross Expenses	0.89%[3]	0.79%[3]
Expenses Waived	(0.32)%	(0.32)%
Net Expenses	0.57%[3]	0.47%[3]
Total Return[4]	0.01%	0.05%
Net Assets at End of Period (000's omitted)	$2,214,157	$494,223
1	Amount represents less than $0.005 per share.
2	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program.
4	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shwon. Returns for periods of less than one year are not annualized.

Six Months Ended July 31, 2009 (unaudited)
Evergreen Money Market Fund	Class A	Class B	Class C	Class S	Class I
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders from
Net investment income	0.00	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%[2]	0.02%[2]	0.02%	0.11%
Ratios and supplemental data
Net assets, end of period (millions)	$1,359	$66	$41	$2,854	$631
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[3]	0.79%[3]	0.80%[3]	0.79%[3]	0.62%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.97%[3]	1.67%[3]	1.67%[3]	1.27%[3]	0.67%[3]
Net investment income (loss)	(0.07)%[3]	(0.09)%[3]	(0.08)%[3]	(0.09)%[3]	0.08%[3]
1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3	Annualized

Since Class C, Service Class and Daily Class shares of the Wells Fargo Advantage Money Market Fund are being created to receive the assets of Class C, Class I and Class S shares of Evergreen Money Market Fund, respectively, no historical financial statement information is available.

Six Months Ended August 31, 2009 (unaudited)
Wells Fargo Advantage Money Market Fund	Class A	Class B
Beginning Net Asset Value Per Share	$1.00	$1.00
Net Investment Income (Loss)	0.00	0.00
Net Realized and Unrealized Gain (Loss) on Investments	0.00	0.00
Distribution from Net Investment Income	0.00[1]	0.00[1]
Distribution from Net Realized Gains	0.00	0.00
Ending Net Asset Value Per Share	$1.00	$1.00
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	0.09%	0.01%
Gross Expenses	0.91%2,[3]	1.66%2,[3]
Expenses Waived	(0.15)%	(0.82)%
Net Expenses	0.76%2,[3]	0.84%2,[3]
Total Return[4]	0.04%	0.01%
Net Assets at End of Period (000's omitted)	$6,260,634	$801,648
1	Amount represents less than $0.005 per share.
2	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
3	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program.
4	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shwon. Returns for periods of less than one year are not annualized.

Six Months Ended July 31, 2009 (unaudited)
Evergreen Municipal Money Market Fund	Class A	Class S	Class I
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.00[1]	0.00[1]	0.00[1]
Distributions to shareholders from
Net investment income	0.00	0.00	0.00
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.07%	0.02%	0.19%
Ratios and supplemental data
Net assets, end of period (millions)	$230	$3,764	$231
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%1,[2]	0.84%1,[2]	0.50%1,[2]
Expenses excluding waivers/reimbursements and expense reductions	0.84%1,[2]	1.14%1,[2]	0.54%1,[2]
Net investment income	0.16%1,[2]	0.05%1,[2]	0.40%1,[2]
1	Amount represents less than $0.005 per share.
2	Annualized

Since all share classes of the Wells Fargo Advantage Municipal Money Market Fund involved in the Merger are being created to receive the assets of Evergreen Municipal Money Market Fund, historical financial statement information for these share classes is not available. Historical financial statement information for Investor Class shares has been provided in the table above.

Six Months Ended August 31, 2009 (unaudited)
Wells Fargo Advantage Municipal Money Market Fund	Investor Class
Beginning Net Asset Value Per Share	$1.00
Net Investment Income (Loss)	0.00
Net Realized and Unrealized Gain (Loss) on Investments	0.00
Distribution from Net Investment Income	0.00[1]
Distribution from Net Realized Gains	0.00
Ending Net Asset Value Per Share	$1.00
Ratios to Average Net Assets (Annualized)
Net Investment Income (Loss)	0.18%
Gross Expenses	0.96%[2]
Expenses Waived	(0.28)%
Net Expenses	0.68%[2]
Total Return	0.09%
Net Assets at End of Period (000's omitted)	$290,556
1	Amount represents less than $0.005 per share.
2	The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program.

WELLS FARGO FUNDS TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

WELLS FARGO FUNDS TRUST

525 Market Street

San Francisco, California 94105

(800) 222-8222

PART B

STATEMENT OF ADDITIONAL INFORMATION

____, 2010

Relating to the acquisition of assets of

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND

a series of

EVERGREEN MONEY MARKET TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN MONEY MARKET FUND

a series of

EVERGREEN MONEY MARKET TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN MUNICIPAL MONEY MARKET FUND

a series of

EVERGREEN MONEY MARKET TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

a series of

WELLS FARGO FUNDS TRUST

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated ___ 2010, for the Special Meeting of Shareholders of the Target Funds listed above to be held on ____, 2010. The Prospectus/Proxy Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

  INCORPORATION OF DOCUMENTS BY REFERENCE

IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.

The Statement of Additional Information dated June 1, 2009, as supplemented from time to time, for Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund and Evergreen Municipal Money Market Fund, which was filed electronically with the Securities and Exchange Commission on May 28, 2009, File No. 811-08555, on Form N-1A, accession no. 0000907244-09-000326.

2.

The Statement of Additional Information dated July 1, 2009, as supplemented from time to time, for Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund, which was filed electronically with the Securities and Exchange Commission on May 22, 2009, File No. 811-09253, on Form N-1A, accession no. 0001193125-09-117679.

3.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund and Evergreen Municipal Money Market for the fiscal year ended January 31, 2009, filed electronically with the Securities and Exchange Commission on April 3, 2009, File No. 811-08555, accession no. 0001133228-09-000259.

4.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund and Evergreen Municipal Money Market Fund for the fiscal period ended July 31, 2009, filed electronically with the Securities and Exchange Commission on October 2, 2009, File No. 811-08555, accession no. 0001133228-09-000701

5.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund for the fiscal year ended February 28, 2009, filed electronically with the Securities and Exchange Commission on May 4, 2009, File No. 811-09253, accession no. 0000935069-09-001146.

6.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund for the fiscal period ended August 31, 2009, filed electronically with the Securities and Exchange Commission on November 3, 2009, File No. 811-09253, accession no. 0000950123-09-056384.

            This SAI also contains unaudited Pro Forma Combining Financial Statements with respect to each Merger, as well as information regarding the Trustees of the Acquiring Funds.

Information Regarding the Trustees of the Acquiring Funds

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Fund’s prospectus entitled “Organization and Management of the Funds.”

General.

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of December 1, 2009, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74.

Information for Trustees, all of whom are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During the Past 5 Years	Other Public Company or Investment Company Directorships during the Past 5 Years
INDEPENDENT TRUSTEES
Peter G. Gordon, 67	Trustee, since 1998, Chairman of Board and Governance Committee (Lead Independent Trustee from 2001 until 2005)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company.	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired.  President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation (insurance); Deluxe Corporation (financial and small business services)
Judith M. Johnson, 60	Trustee, since 2008, Chair of Audit Committee	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University. Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 57	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania since 1993. Director of the Pension Research Council and the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center.  Research associate, National Bureau of Economic Research.  Prior thereto, Professor at Cornell University from 1978 to 1993.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A

1 Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for election or be appointed as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts.  None of the current Trustees is an “interested person” of the Trust as that term is defined in the 1940 Act.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees.  Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Peter G. Gordon.    Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex.  In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.

Isaiah Harris, Jr.   Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005.  He also has been a director of Deluxe Corporation since 2003.  As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees.  Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.

Judith M. Johnson.   Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009.  She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008.   Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

David F. Larcker.  Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University.  He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University.  He has been a professor of accounting for over 30 years.  He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.

Olivia S. Mitchell.   Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006.  Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania.  She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania.  She has been a professor of economics, insurance and risk management for over 30 years.  She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.

Timothy J. Penny.  Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995.  He also serves as a member of the board of another non-profit organization.  Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota’s First Congressional District.

Donald C. Willeke.  Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  Previously, he served on the board of trustees of another registered investment company.  He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis.  The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund’s charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The Board has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund’s investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board.  The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others.  Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs.  Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities.  The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  As part of its regular oversight of the Trusts, theBoard, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, sub-advisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions.  The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds’ performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers.  In addition, as part of the Board’s periodic review of the Funds’ advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.  With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust’s Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and met once during 2009. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an “advisory board,” as such term is defined in Section 2(a)(1) of the 1940 Act (“Advisory Trustees”). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a “non-interested” Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during 2009. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee.  The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust’s valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team (“Management Valuation Team”) of Funds Management.  The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification.  Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.  The Valuation Committee convened approximately four times during 2009.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund to Wells Fargo Advantage Money Market Fund, in exchange for shares of Wells Fargo Advantage Money Market Fund. The period presented covers the period from September 1, 2008 through August 31, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - August 31, 2009 (unaudited)

			Evergreen Money Market Fund		Wells Fargo Advantage Overland Express Sweep Fund		Wells Fargo Advantage Money Market Fund		Wells Fargo Advantage Money Market Fund Pro Forma
	Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Certificates of Deposit: 5.29%
Banco Bilbao Vizcaya Argentaria (New York)	0.45%	10/01/2009			9,000,000	9,000,000	10,000,000	10,000,000	19,000,000	19,000,000
Bank of America NA	0.31	11/02/2009			10,000,000	10,000,000	25,000,000	25,000,000	35,000,000	35,000,000
Bank of Nova Scotia (Houston) ±	0.91	09/02/2009			2,000,000	2,000,023	4,000,000	4,000,043	6,000,000	6,000,066
Bank of Nova Scotia (Houston) ±	0.89	09/08/2009			2,000,000	2,000,167	4,000,000	4,000,335	6,000,000	6,000,502
Barclays Bank plc (New York) ±	1.16	06/24/2010			5,000,000	5,000,000			5,000,000	5,000,000
Barclays Bank plc (New York) ±§	0.51	04/07/2010			10,000,000	10,000,000	57,000,000	57,000,000	67,000,000	67,000,000
BNP Paribas (New York)	0.77	11/12/2009					47,000,000	47,000,000	47,000,000	47,000,000
Calyon (New York)	0.82	09/02/2009			15,000,000	15,000,004	5,000,000	5,000,001	20,000,000	20,000,005
Calyon (New York)	0.55	03/22/2010					13,000,000	13,003,633	13,000,000	13,003,633
Calyon (New York)	0.66	02/01/2010			5,000,000	5,000,000	10,000,000	10,000,000	15,000,000	15,000,000
Calyon (New York)	0.61	02/05/2010					11,000,000	11,000,956	11,000,000	11,000,956
Dexia Credit Local SA	1.02	08/13/2010	70,000,000	70,013,320					70,000,000	70,013,320
DnB NOR Bank ASA	0.21	09/21/2009	49,999,500	50,000,000					49,999,500	50,000,000
Intesa Sanpaolo SPA	0.37	09/18/2009			7,000,000	7,000,132	8,000,000	8,000,151	15,000,000	15,000,283
Lloyds TSB Bank plc (New York) ±	0.75	07/26/2010			10,000,000	10,000,000	39,000,000	39,000,000	49,000,000	49,000,000
Lloyds TSB Bank plc (New York) ±	0.56	05/10/2010			5,000,000	5,000,000	26,000,000	26,000,000	31,000,000	31,000,000
National Bank Canada (New York)	0.30	11/24/2009			3,000,000	3,000,000	20,000,000	20,000,000	23,000,000	23,000,000
Rabobank Nederland NV (New York)	0.75	11/09/2009			10,000,000	10,000,000	25,000,000	25,000,000	35,000,000	35,000,000
Royal Bank of Canada (New York) ±	0.90	10/01/2009			5,000,000	5,000,000	47,000,000	47,000,000	52,000,000	52,000,000
Societe Generale (New York) ±§	0.43	05/04/2010					75,000,000	75,000,000	75,000,000	75,000,000
Societe Generale (New York) ±	0.37	05/05/2011			5,000,000	5,000,000			5,000,000	5,000,000
Svenska Handelsbanken (New York)	0.35	09/17/2009					20,000,000	20,000,266	20,000,000	20,000,266
UniCredito Italiano (New York) ±§	0.82	10/14/2009			13,000,000	13,000,000	72,000,000	72,000,000	85,000,000	85,000,000
Total Certificates of Deposit (Cost $120,012,320, $116,000,326, $518,005,385 and $754,018,031, respectively)				120,013,320		116,000,326		518,005,385		754,019,031
Commercial Paper: 62.13%
Abbey National plc	0.15	09/09/2009	70,000,000	69,997,667					70,000,000	69,997,667
ABN-AMRO North America Incorporated ^	0.25	09/21/2009			2,000,000	1,999,720	8,000,000	7,998,889	10,000,000	9,998,609
ABN-AMRO North America Incorporated ^	0.23	09/24/2009			1,000,000	999,853	6,000,000	5,999,118	7,000,000	6,998,971
Acts Retirement-Life ^	0.65	10/01/2009			2,000,000	1,998,917			2,000,000	1,998,917
Allied Irish Banks NA ^††	0.42	09/03/2009			2,000,000	1,999,953	10,000,000	9,999,767	12,000,000	11,999,720
Allied Irish Banks NA ^††	0.42	09/04/2009			5,000,000	4,999,825	31,000,000	30,998,915	36,000,000	35,998,740
Allied Irish Banks NA ^††	0.42	09/08/2009			3,000,000	2,999,755	16,000,000	15,998,693	19,000,000	18,998,448
Allied Irish Banks NA	0.45	09/03/2009	25,000,000	24,998,056					25,000,000	24,998,056
Allied Irish Banks NA	0.40	09/08/2009	25,000,000	24,999,375					25,000,000	24,999,375
Allied Irish Banks NA	0.45	09/09/2009	45,000,000	44,995,500					45,000,000	44,995,500
Amstel Funding Corporation ^††(p)	0.70	09/01/2009	24,999,996	25,000,000					24,999,996	25,000,000
Amstel Funding Corporation ^††(p)	1.60	09/11/2009	45,000,000	44,980,000					45,000,000	44,980,000
Amstel Funding Corporation ^††(p)	1.55	09/16/2009	25,000,000	24,983,854					25,000,000	24,983,854
Amstel Funding Corporation ^††(p)	1.85	09/04/2009			5,000,000	4,999,229	18,000,000	17,997,225	23,000,000	22,996,454
Amstel Funding Corporation ^††(p)	1.80	09/09/2009					14,000,000	13,994,400	14,000,000	13,994,400
Amstel Funding Corporation ^††(p)	1.85	09/14/2009					19,000,000	18,987,307	19,000,000	18,987,307
Amstel Funding Corporation ^††(p)	1.80	09/17/2009					20,000,000	19,984,000	20,000,000	19,984,000
Amstel Funding Corporation ^††(p)	1.78	09/18/2009			4,000,000	3,996,638	20,000,000	19,983,189	24,000,000	23,979,827
Amstel Funding Corporation ^††(p)	1.78	09/22/2009			5,000,000	4,994,808	17,000,000	16,982,348	22,000,000	21,977,156
Amstel Funding Corporation ^††(p)	1.78	09/23/2009			2,000,000	1,997,824	11,000,000	10,988,034	13,000,000	12,985,858
Amstel Funding Corporation ^††(p)	1.75	09/24/2009			3,000,000	2,996,646	16,000,000	15,982,111	19,000,000	18,978,757
Amsterdam Funding Corporation ^††(p)	0.38	09/02/2009			12,000,000	11,999,873			12,000,000	11,999,873
Amsterdam Funding Corporation ^††(p)	0.38	09/16/2009					14,000,000	13,997,783	14,000,000	13,997,783
Amsterdam Funding Corporation ^††(p)	0.37	10/05/2009			2,000,000	1,999,301	3,000,000	2,998,952	5,000,000	4,998,253
Amsterdam Funding Corporation ^††(p)	0.27	10/07/2009					2,000,000	1,999,460	2,000,000	1,999,460
Amsterdam Funding Corporation ^††(p)	0.38	10/07/2009					5,000,000	4,998,100	5,000,000	4,998,100
Amsterdam Funding Corporation ^††(p)	0.31	11/04/2009					5,000,000	4,997,244	5,000,000	4,997,244
Amsterdam Funding Corporation ^††(p)	0.30	11/10/2009					4,000,000	3,997,667	4,000,000	3,997,667
Antalis US Funding Corporation (p)	0.28	09/02/2009	39,000,000	38,999,697					39,000,000	38,999,697
Antalis US Funding Corporation (p)	0.27	09/01/2009	24,999,996	25,000,000					24,999,996	25,000,000
Antalis US Funding Corporation ^††(p)	0.30	09/01/2009					2,000,000	2,000,000	2,000,000	2,000,000
Antalis US Funding Corporation ^††(p)	0.30	09/02/2009					2,000,000	1,999,983	2,000,000	1,999,983
Antalis US Funding Corporation ^††(p)	0.37	09/09/2009			1,000,000	999,918	4,000,000	3,999,671	5,000,000	4,999,589
Antalis US Funding Corporation ^††(p)	0.25	09/24/2009					6,000,000	5,999,042	6,000,000	5,999,042
Antalis US Funding Corporation ^††(p)	0.33	10/05/2009			2,000,000	1,999,377	4,000,000	3,998,753	6,000,000	5,998,130
Antalis US Funding Corporation ^††(p)	0.30	10/13/2009					5,000,000	4,998,250	5,000,000	4,998,250
Antalis US Funding Corporation ^††(p)	0.38	10/26/2009			3,000,000	2,998,258	7,000,000	6,995,936	10,000,000	9,994,194
Antalis US Funding Corporation ^††(p)	0.29	11/30/2009			3,000,000	2,997,825			3,000,000	2,997,825
ANZ National International Limited ^††	0.57	09/08/2009					37,000,000	36,995,899	37,000,000	36,995,899
ANZ National International Limited ^††	0.55	09/08/2009			12,000,000	11,998,717			12,000,000	11,998,717
ANZ National International Limited ^††	0.51	09/14/2009					10,000,000	9,998,158	10,000,000	9,998,158
Arabella Finance LLC ^††(p)	0.71	09/04/2009			1,000,000	999,941	7,000,000	6,999,586	8,000,000	7,999,527
ASB Finance Limited (London) ^††	0.95	09/01/2009			1,000,000	1,000,000			1,000,000	1,000,000
ASB Finance Limited (London) ^††	0.68	09/25/2009					18,500,000	18,491,613	18,500,000	18,491,613
ASB Finance Limited (London) ^††	0.33	11/09/2009			2,000,000	1,998,735	2,000,000	1,998,735	4,000,000	3,997,470
ASB Finance Limited (London) ^††	0.37	11/30/2009					23,000,000	22,978,725	23,000,000	22,978,725
ASB Finance Limited (London) ^††	0.33	12/02/2009					25,000,000	24,978,917	25,000,000	24,978,917
ASB Finance Limited (London) ±††	0.63	11/02/2009			2,000,000	2,000,000			2,000,000	2,000,000
ASB Finance Limited (London) ±††	0.58	11/18/2009			8,000,000	8,000,000	6,000,000	6,000,000	14,000,000	14,000,000
ASB Finance Limited (London) ±††	1.06	07/09/2010			5,000,000	5,000,000			5,000,000	5,000,000
ASB Finance Limited (London) ±††	0.23	09/01/2009	54,999,992	55,000,000					54,999,992	55,000,000
Atlantic Asset Securitization Corporation ^††(p)	0.32	09/01/2009			2,000,000	2,000,000	5,000,000	5,000,000	7,000,000	7,000,000
Atlantic Asset Securitization Corporation ^††(p)	0.37	09/04/2009			5,000,000	4,999,846	6,000,000	5,999,815	11,000,000	10,999,661
Atlantic Asset Securitization Corporation ^††(p)	0.34	09/28/2009			1,000,000	999,745	3,000,000	2,999,235	4,000,000	3,998,980
Atlantic Asset Securitization Corporation ^††(p)	1.10	09/18/2009					31,750,000	31,733,508	31,750,000	31,733,508
Atlantic Asset Securitization Corporation ^††(p)	0.27	10/02/2009					10,000,000	9,997,675	10,000,000	9,997,675
Atlantic Asset Securitization Corporation ^††(p)	0.30	11/06/2009					2,000,000	1,998,900	2,000,000	1,998,900
Atlantic Asset Securitization Corporation ^††(p)	0.35	01/05/2010			7,000,000	6,991,425	17,000,000	16,979,175	24,000,000	23,970,600
Atlantis One Funding ^††(p)	0.30	10/19/2009					7,000,000	6,997,200	7,000,000	6,997,200
Atlantis One Funding ^††(p)	0.32	10/19/2009					20,000,000	19,991,467	20,000,000	19,991,467
Atlantis One Funding ^††(p)	0.32	10/21/2009					6,000,000	5,997,333	6,000,000	5,997,333
Atlantis One Funding (p)	0.17	09/01/2009	74,999,996	75,000,000					74,999,996	75,000,000
Banco Bilbao Vizcaya (London) ^††	1.02	11/04/2009					15,000,000	14,972,800	15,000,000	14,972,800
Banco Bilbao Vizcaya (London) ^††	1.02	11/06/2009					14,000,000	13,973,820	14,000,000	13,973,820
Banco Bilbao Vizcaya (London) ^††	1.02	11/10/2009					19,000,000	18,962,317	19,000,000	18,962,317
Banco Bilbao Vizcaya (London) ^††	0.35	11/24/2009					9,000,000	8,992,650	9,000,000	8,992,650
Bank of America NA	0.21	09/02/2009	20,000,000	19,999,883					20,000,000	19,999,883
Bank of America NA ^	0.20	09/17/2009			1,340,000	1,339,881			1,340,000	1,339,881
Bank of America NA ^	0.33	11/23/2009					3,000,000	2,997,718	3,000,000	2,997,718
Bank of America NA ^	0.65	02/16/2010			200,000	199,393	2,000,000	1,993,933	2,200,000	2,193,326
Bank of Montreal ^	0.34	10/02/2009			4,000,000	3,998,829	14,000,000	13,995,901	18,000,000	17,994,730
Bank of Montreal ^	0.34	10/08/2009			7,000,000	6,997,554	27,000,000	26,990,565	34,000,000	33,988,119
Bank of Nova Scotia	0.20	09/02/2009	70,000,000	69,999,611					70,000,000	69,999,611
Barclays U.S. Funding, LLC ^	0.33	10/26/2009	70,000,000	69,964,708					70,000,000	69,964,708
Barclays U.S. Funding, LLC	0.64	03/01/2010			5,000,000	4,983,911			5,000,000	4,983,911
Barton Capital Corporation ^††(p)	0.18	09/16/2009	30,005,000	30,002,750					30,005,000	30,002,750
Barton Capital LLC (p)	0.27	10/07/2009			3,000,000	2,999,190	7,000,000	6,998,110	10,000,000	9,997,300
BASF SE Corporation ^††	0.60	12/17/2009			6,000,000	5,989,300	7,000,000	6,987,517	13,000,000	12,976,817
BASF SE Corporation ^††	0.52	01/14/2010			2,000,000	1,996,100	4,000,000	3,992,200	6,000,000	5,988,300
BNP Paribas SA	1.00	09/01/2009	29,999,992	30,000,000					29,999,992	30,000,000
BNP Paribas SA	0.20	09/24/2009	40,000,000	39,994,889					40,000,000	39,994,889
BNZ International Funding ^††	0.30	11/03/2009					4,000,000	3,997,900	4,000,000	3,997,900
BNZ International Funding ^††	0.45	11/09/2009			3,000,000	2,997,413	11,000,000	10,990,513	14,000,000	13,987,926
BNZ International Funding ^††	0.35	11/16/2009			10,000,000	9,992,611			10,000,000	9,992,611
CAFCO LLC ^††(p)	0.29	09/17/2009			17,000,000	16,997,809	10,000,000	9,998,711	27,000,000	26,996,520
CAFCO LLC ^††(p)	0.29	09/23/2009					23,000,000	22,995,994	23,000,000	22,995,994
CAFCO LLC ^††(p)	0.37	10/13/2009			3,000,000	2,998,705			3,000,000	2,998,705
CAFCO LLC ^††(p)	0.30	11/19/2009					2,000,000	1,998,683	2,000,000	1,998,683
CAFCO LLC ^††(p)	0.32	11/18/2009	35,000,000	34,975,733					35,000,000	34,975,733
Calyon	0.14	09/02/2009	70,000,000	69,999,728					70,000,000	69,999,728
Cancara Asset Securitization LLC ^††(p)	0.64	09/18/2009			5,000,000	4,998,489	10,000,000	9,996,978	15,000,000	14,995,467
Cancara Asset Securitization LLC ^††(p)	0.65	09/22/2009			5,000,000	4,998,104	15,000,000	14,994,313	20,000,000	19,992,417
Cancara Asset Securitization LLC ^††(p)	0.55	10/13/2009					20,000,000	19,987,167	20,000,000	19,987,167
Cancara Asset Securitization LLC ^††(p)	0.35	10/19/2009					6,000,000	5,997,200	6,000,000	5,997,200
Cancara Asset Securitization LLC ^††(p)	0.47	11/06/2009					15,000,000	14,987,075	15,000,000	14,987,075
Cancara Asset Securitization LLC ^††(p)	0.47	11/10/2009					14,000,000	13,987,206	14,000,000	13,987,206
Cancara Asset Securitization LLC ^††(p)	0.95	12/23/2009					55,000,000	54,835,993	55,000,000	54,835,993
Cancara Asset Securitization LLC ^††(p)	0.95	12/29/2009			2,000,000	1,993,719	10,000,000	9,968,597	12,000,000	11,962,316
Cancara Asset Securitization LLC ^††(p)	0.47	11/10/2009	72,000,000	71,934,200					72,000,000	71,934,200
Charta LLC ^††(p)	0.29	09/17/2009					15,000,000	14,998,067	15,000,000	14,998,067
Charta LLC ^††(p)	0.42	09/18/2009					35,000,000	34,993,058	35,000,000	34,993,058
Charta LLC ^††(p)	0.40	10/06/2009			6,000,000	5,997,667	22,000,000	21,991,444	28,000,000	27,989,111
Charta LLC ^††(p)	0.41	10/09/2009			10,000,000	9,995,672	26,000,000	25,988,748	36,000,000	35,984,420
Charta LLC ^††(p)	0.38	10/15/2009			1,000,000	999,536			1,000,000	999,536
Charta LLC ^††(p)	0.37	10/22/2009					15,000,000	14,992,138	15,000,000	14,992,138
Charta LLC ^††(p)	0.34	10/26/2009					7,000,000	6,996,364	7,000,000	6,996,364
Charta LLC (p)	0.40	09/15/2009	25,000,000	24,996,111					25,000,000	24,996,111
Charta LLC (p)	0.31	11/18/2009	40,000,000	39,973,133					40,000,000	39,973,133
Ciesco LLC ^††(p)	0.40	09/14/2009			3,000,000	2,999,567	41,000,000	40,994,078	44,000,000	43,993,645
Ciesco LLC ^††(p)	0.25	10/02/2009					6,000,000	5,998,708	6,000,000	5,998,708
Ciesco LLC ^††(p)	0.33	10/08/2009					21,000,000	20,992,877	21,000,000	20,992,877
Ciesco LLC ^††(p)	0.35	10/09/2009			10,000,000	9,996,306	15,000,000	14,994,458	25,000,000	24,990,764
Ciesco LLC ^††(p)	0.37	10/20/2009			7,000,000	6,996,475			7,000,000	6,996,475
Ciesco LLC ^††(p)	0.39	10/05/2009	35,000,000	34,987,108					35,000,000	34,987,108
Citibank Credit Card Issue Trust ^††(p)	0.27	09/14/2009					1,000,000	999,903	1,000,000	999,903
Citibank Credit Card Issue Trust ^††(p)	0.40	11/19/2009					19,000,000	18,983,322	19,000,000	18,983,322
Clipper Receivables Company LLC (p)	0.15	09/01/2009	95,000,000	95,000,000					95,000,000	95,000,000
Clipper Receivables Company LLC ^††(p)	0.25	09/01/2009			1,000,000	1,000,000	7,000,000	7,000,000	8,000,000	8,000,000
Clipper Receivables Company LLC ^††(p)	0.25	09/11/2009					9,000,000	8,999,375	9,000,000	8,999,375
Clipper Receivables Company LLC ^††(p)	0.23	09/25/2009			3,000,000	2,999,540	14,000,000	13,997,853	17,000,000	16,997,393
Clipper Receivables Company LLC ^††(p)	0.30	10/07/2009			7,000,000	6,997,900	17,000,000	16,994,900	24,000,000	23,992,800
Clipper Receivables Company LLC ^††(p)	0.28	10/13/2009					7,000,000	6,997,713	7,000,000	6,997,713
Clipper Receivables Company LLC ^††(p)	0.30	11/16/2009					12,000,000	11,992,400	12,000,000	11,992,400
Commonwealth Bank of Australia	0.34	09/30/2009	75,000,000	74,979,458					75,000,000	74,979,458
Concord Minutemen Capital Company ^††(p)	0.60	11/02/2009	70,000,000	69,927,667					70,000,000	69,927,667
Concord Minutemen Capital Company ^††(p)	0.45	09/01/2009			1,000,000	1,000,000	1,000,000	1,000,000	2,000,000	2,000,000
Concord Minutemen Capital Company ^††(p)	0.75	09/02/2009					10,000,000	9,999,792	10,000,000	9,999,792
Concord Minutemen Capital Company ^††(p)	0.65	10/13/2009					21,000,000	20,984,075	21,000,000	20,984,075
Concord Minutemen Capital Company ^††(p)	0.65	11/02/2009					6,000,000	5,993,283	6,000,000	5,993,283
Concord Minutemen Capital Company ^††(p)	0.57	11/20/2009					1,000,000	998,733	1,000,000	998,733
Concord Minutemen Capital Company ^††(p)	0.68	12/01/2009					10,000,000	9,982,811	10,000,000	9,982,811
CRC Funding LLC ^††(p)	0.41	10/09/2009			8,000,000	7,996,538	44,000,000	43,980,958	52,000,000	51,977,496
CRC Funding LLC ^††(p)	0.32	11/17/2009					7,000,000	6,995,209	7,000,000	6,995,209
CRC Funding LLC ^††(p)	0.30	11/19/2009					2,000,000	1,998,683	2,000,000	1,998,683
CRC Funding LLC ^††(p)	0.30	11/23/2009					5,000,000	4,996,542	5,000,000	4,996,542
Crown Point Capital Company	0.60	11/06/2009	70,000,000	69,923,000					70,000,000	69,923,000
Crown Point Capital Company ^††(p)	0.77	09/03/2009					4,000,000	3,999,829	4,000,000	3,999,829
Crown Point Capital Company ^††(p)	0.40	09/22/2009					1,000,000	999,767	1,000,000	999,767
Crown Point Capital Company ^††(p)	0.70	10/01/2009			6,000,000	5,996,500	9,000,000	8,994,750	15,000,000	14,991,250
Crown Point Capital Company ^††(p)	0.65	10/13/2009					30,000,000	29,977,250	30,000,000	29,977,250
Crown Point Capital Company ^††(p)	0.60	11/05/2009					6,000,000	5,993,500	6,000,000	5,993,500
Crown Point Capital Company ^††(p)	0.55	11/20/2009					4,000,000	3,995,111	4,000,000	3,995,111
Danske Corporation ^††	0.35	09/03/2009			4,000,000	3,999,922	5,000,000	4,999,903	9,000,000	8,999,825
Danske Corporation ^††	0.34	09/25/2009					21,000,000	20,995,240	21,000,000	20,995,240
Danske Corporation ^††	0.53	01/15/2010			3,000,000	2,993,993			3,000,000	2,993,993
Deutsche Bank AG	0.13	09/01/2009	95,000,000	95,000,000			47,000,000	47,000,000	142,000,000	142,000,000
Dexia Delaware LLC ^	0.26	09/01/2009			8,000,000	8,000,000			8,000,000	8,000,000
Dexia Delaware LLC ^	0.17	09/01/2009	25,000,000	25,000,000					25,000,000	25,000,000
Dexia Delaware LLC ^	0.25	09/17/2009	69,992,222	69,992,222					69,992,222	69,992,222
DnB Nor Bank ASA ^††	0.77	09/08/2009					15,000,000	14,997,769	15,000,000	14,997,769
DnB Nor Bank ASA ^††	0.75	09/09/2009					28,000,000	27,995,333	28,000,000	27,995,333
DnB Nor Bank ASA ^††	0.51	09/28/2009					5,000,000	4,998,088	5,000,000	4,998,088
E.On AG ^††	0.70	09/01/2009			5,000,000	5,000,000	9,000,000	9,000,000	14,000,000	14,000,000
E.On AG ^††	0.70	09/03/2009					6,000,000	5,999,767	6,000,000	5,999,767
E.On AG ^††	0.69	09/10/2009			11,000,000	10,998,103	6,000,000	5,998,965	17,000,000	16,997,068
E.On AG ^††	0.67	09/22/2009					30,000,000	29,988,275	30,000,000	29,988,275
E.On AG ^††	0.67	10/01/2009			1,000,000	999,442	55,000,000	54,969,292	56,000,000	55,968,734
E.On AG ^††	0.59	11/02/2009			2,000,000	1,997,968	5,000,000	4,994,919	7,000,000	6,992,887
E.On AG ^††	0.56	11/19/2009					2,000,000	1,997,542	2,000,000	1,997,542
Ebbets Funding LLC ^††(p)	0.80	09/02/2009			10,000,000	9,999,778			10,000,000	9,999,778
Ebbets Funding LLC ^††(p)	0.80	09/10/2009			1,000,000	999,800	1,000,000	999,800	2,000,000	1,999,600
Ebbets Funding LLC ^††(p)	0.80	09/16/2009					21,000,000	20,993,000	21,000,000	20,993,000
Ebbets Funding LLC ^††(p)	0.80	09/28/2009			5,000,000	4,997,000	55,000,000	54,967,000	60,000,000	59,964,000
Ebbets Funding LLC ^††(p)	0.80	09/29/2009			1,000,000	999,378	6,000,000	5,996,267	7,000,000	6,995,645
Ebbets Funding LLC ^††(p)	0.80	10/01/2009			3,000,000	2,998,000			3,000,000	2,998,000
Ebbets Funding LLC ^††(p)	0.70	10/26/2009			2,000,000	1,997,861	3,000,000	2,996,792	5,000,000	4,994,653
Ebbets Funding LLC (p)	0.40	09/01/2009	20,000,000	20,000,000					20,000,000	20,000,000
Ebbets Funding LLC (p)	0.80	10/09/2009	69,940,889	69,940,889					69,940,889	69,940,889
Eksportfinans ASA	1.50	09/02/2009			5,000,000	4,999,792	25,250,000	25,248,948	30,250,000	30,248,740
Eksportfinans ASA	0.24	09/21/2009	74,990,000	74,990,000					74,990,000	74,990,000
Eksportfinans ASA	0.34	10/09/2009	19,992,822	19,992,822					19,992,822	19,992,822
Eksportfinans ASA ^††	0.40	10/20/2009			13,000,000	12,992,922			13,000,000	12,992,922
Eksportfinans ASA ^††	0.38	10/22/2009					20,000,000	19,989,233	20,000,000	19,989,233
Enterprise Funding LLC ^††(p)	0.36	09/14/2009			5,000,000	4,999,350	55,500,000	55,492,785	60,500,000	60,492,135
Enterprise Funding LLC ^††(p)	0.31	10/05/2009			3,000,000	2,999,122	4,000,000	3,998,829	7,000,000	6,997,951
Enterprise Funding LLC ^††(p)	0.30	12/22/2009					10,000,000	9,990,667	10,000,000	9,990,667
Enterprise Funding LLC ^††(p)	0.42	01/11/2010					1,000,000	998,460	1,000,000	998,460
Erasmus Capital Corporation ^††(p)	0.30	09/10/2009	19,998,500	19,998,500					19,998,500	19,998,500
Erasmus Capital Corporation ^††(p)	0.27	09/01/2009					1,000,000	1,000,000	1,000,000	1,000,000
Erasmus Capital Corporation ^††(p)	0.27	09/14/2009					3,000,000	2,999,708	3,000,000	2,999,708
Erasmus Capital Corporation ^††(p)	0.30	09/15/2009					2,000,000	1,999,767	2,000,000	1,999,767
Erasmus Capital Corporation ^††(p)	0.43	10/01/2009					10,850,000	10,846,112	10,850,000	10,846,112
Fairway Finance Corporation ^††(p)	0.21	09/23/2009			1,000,000	999,872	6,000,000	5,999,230	7,000,000	6,999,102
Fairway Finance Corporation ^††(p)	0.30	11/03/2009			4,000,000	3,997,900	11,000,000	10,994,225	15,000,000	14,992,125
Fortis Banque Luxembourg ^	0.26	09/11/2009			2,000,000	1,999,856	10,000,000	9,999,278	12,000,000	11,999,134
Fortis Funding LLC ^††	0.25	09/14/2009					15,000,000	14,998,646	15,000,000	14,998,646
Fortis Funding LLC ^††	0.27	09/28/2009			4,000,000	3,999,190	20,000,000	19,995,950	24,000,000	23,995,140
Fortis Funding LLC	0.29	09/04/2009	69,998,308	69,998,308					69,998,308	69,998,308
GDF Suez ^††	0.27	09/15/2009			5,500,000	5,499,423	7,000,000	6,999,265	12,500,000	12,498,688
GDF Suez ^††	0.22	09/16/2009			3,000,000	2,999,725	17,000,000	16,998,442	20,000,000	19,998,167
GDF Suez ^††	0.26	09/16/2009					2,000,000	1,999,788	2,000,000	1,999,788
GDF Suez ^††	0.23	10/01/2009					5,000,000	4,999,042	5,000,000	4,999,042
GDF Suez ^††	0.23	10/05/2009					4,000,000	3,999,131	4,000,000	3,999,131
Gemini Securitization Corporation LLC (p)	0.20	09/01/2009	95,000,000	95,000,000					95,000,000	95,000,000
Gemini Securitization Corporation LLC ^††(p)	0.24	09/02/2009			1,000,000	999,993	5,000,000	4,999,967	6,000,000	5,999,960
Gotham Funding Corporation ^††(p)	0.33	09/22/2009	14,997,113	14,997,113					14,997,113	14,997,113
Gotham Funding Corporation ^††(p)	0.24	09/01/2009			2,000,000	2,000,000	8,000,000	8,000,000	10,000,000	10,000,000
Gotham Funding Corporation ^††(p)	0.24	09/02/2009			3,000,000	2,999,980	15,000,000	14,999,900	18,000,000	17,999,880
Gotham Funding Corporation ^††(p)	0.25	09/09/2009			3,000,000	2,999,833	21,000,000	20,998,833	24,000,000	23,998,666
Gotham Funding Corporation ^††(p)	0.23	09/22/2009			1,000,000	999,866			1,000,000	999,866
Gotham Funding Corporation ^††(p)	0.22	09/22/2009					3,000,000	2,999,615	3,000,000	2,999,615
Gotham Funding Corporation ^††(p)	0.23	09/22/2009					7,000,000	6,999,061	7,000,000	6,999,061
Govco LLC ^††(p)	0.40	09/11/2009					8,000,000	7,999,111	8,000,000	7,999,111
Govco LLC ^††(p)	0.37	10/19/2009					20,000,000	19,990,133	20,000,000	19,990,133
Govco LLC ^††(p)	0.37	10/22/2009			4,000,000	3,997,903			4,000,000	3,997,903
Govco LLC ^††(p)	0.35	10/27/2009			1,000,000	999,456	10,000,000	9,994,556	11,000,000	10,994,012
Govco LLC ^††(p)	0.37	11/12/2009			2,000,000	1,998,520	13,000,000	12,990,380	15,000,000	14,988,900
Govco LLC ^††(p)	0.33	11/16/2009					8,000,000	7,994,427	8,000,000	7,994,427
Govco LLC ^††(p)	0.34	11/18/2009			7,000,000	6,994,843			7,000,000	6,994,843
Govco LLC ^††(p)	0.29	11/24/2009					5,000,000	4,996,617	5,000,000	4,996,617
Govco LLC (p)	0.40	09/15/2009	25,000,000	24,996,108					25,000,000	24,996,108
Govco LLC (p)	0.37	10/13/2009	35,000,000	34,984,888					35,000,000	34,984,888
Govco LLC (p)	0.35	10/27/2009	9,994,556	9,994,556					9,994,556	9,994,556
Grampian Funding LLC ^††(p)	0.72	10/02/2009			5,000,000	4,996,900	4,000,000	3,997,520	9,000,000	8,994,420
Grampian Funding LLC ^††(p)	0.63	10/09/2009			5,000,000	4,996,675			5,000,000	4,996,675
Grampian Funding LLC ^††(p)	0.65	10/21/2009			2,000,000	1,998,194			2,000,000	1,998,194
Grampian Funding LLC ^††(p)	0.63	10/27/2009			5,000,000	4,995,100	31,000,000	30,969,620	36,000,000	35,964,720
Grampian Funding LLC ^††(p)	0.56	11/20/2009					13,000,000	12,983,822	13,000,000	12,983,822
Grampian Funding LLC ^††(p)	0.54	11/24/2009					10,000,000	9,987,400	10,000,000	9,987,400
Grampian Funding LLC (p)	0.32	09/01/2009	25,000,000	25,000,000					25,000,000	25,000,000
Grampian Funding LLC (p)	0.63	10/08/2009	69,954,675	69,954,675					69,954,675	69,954,675
ICICI Bank Limited ^	0.38	09/30/2009					10,000,000	9,996,939	10,000,000	9,996,939
ING USA Funding LLC ^	0.17	09/25/2009			1,000,000	999,887	6,000,000	5,999,320	7,000,000	6,999,207
ING USA Funding LLC ^	0.50	12/08/2009					17,000,000	16,976,861	17,000,000	16,976,861
Intesa Funding, LLC	0.15	09/01/2009	25,000,000	25,000,000					25,000,000	25,000,000
Intesa Funding, LLC	0.15	09/14/2009	69,996,335	69,996,335					69,996,335	69,996,335
Irish Life & Permanent ^††	0.58	09/01/2009			3,000,000	3,000,000	19,000,000	19,000,000	22,000,000	22,000,000
Irish Life & Permanent ^††	0.58	09/03/2009			3,000,000	2,999,903	19,000,000	18,999,388	22,000,000	21,999,291
Irish Life & Permanent ^††	0.54	09/04/2009			3,000,000	2,999,865	16,000,000	15,999,280	19,000,000	18,999,145
Irish Life & Permanent ^††	0.54	09/08/2009			3,000,000	2,999,685	15,000,000	14,998,425	18,000,000	17,998,110
Irish Life & Permanent	0.56	09/02/2009	44,993,813	44,993,813					44,993,813	44,993,813
Irish Life & Permanent	0.55	09/10/2009	49,999,222	49,999,222					49,999,222	49,999,222
JPMorgan Chase & Company	0.15	09/11/2009	49,997,917	49,997,917					49,997,917	49,997,917
JPMorgan Chase & Company	0.15	09/14/2009	19,998,917	19,998,917					19,998,917	19,998,917
Kitty Hawk Funding Corporation ^††(p)	0.31	09/02/2009					4,000,000	3,999,966	4,000,000	3,999,966
Kitty Hawk Funding Corporation ^††(p)	0.23	09/09/2009					3,000,000	2,999,847	3,000,000	2,999,847
Kitty Hawk Funding Corporation ^††(p)	0.30	10/20/2009					2,000,000	1,999,183	2,000,000	1,999,183
Lexington Parker Capital ^††(p)	0.40	09/01/2009			1,000,000	1,000,000	4,000,000	4,000,000	5,000,000	5,000,000
Lexington Parker Capital ^††(p)	0.75	09/01/2009			14,000,000	14,000,000			14,000,000	14,000,000
Lexington Parker Capital ^††(p)	0.65	10/14/2009			3,000,000	2,997,671	30,000,000	29,976,708	33,000,000	32,974,379
Lexington Parker Capital ^††(p)	0.65	11/03/2009			3,000,000	2,996,588	24,000,000	23,972,700	27,000,000	26,969,288
Lexington Parker Capital (p)	0.60	11/10/2009	70,000,000	69,918,333					70,000,000	69,918,333
Liberty Street Funding LLC ^††(p)	0.37	09/18/2009					26,000,000	25,995,457	26,000,000	25,995,457
Liberty Street Funding LLC ^††(p)	0.30	11/02/2009			2,000,000	1,998,967	4,000,000	3,997,933	6,000,000	5,996,900
Lloyds Bank plc	0.37	11/18/2009	70,000,000	69,943,883					70,000,000	69,943,883
LMA Americas LLC ^††(p)	0.26	10/21/2009					4,000,000	3,998,556	4,000,000	3,998,556
LMA Americas LLC ^††(p)	0.33	10/27/2009			20,000,000	19,989,733	40,000,000	39,979,467	60,000,000	59,969,200
LMA Americas LLC (p)	0.32	09/15/2009	45,000,000	44,994,400					45,000,000	44,994,400
Los Angeles Department of Airports ^	0.55	09/03/2009			1,000,000	999,969	6,000,000	5,999,817	7,000,000	6,999,786
Market Street Funding LLC ^††(p)	0.30	09/08/2009			1,000,000	999,942	3,000,000	2,999,825	4,000,000	3,999,767
Market Street Funding LLC ^††(p)	0.20	09/23/2009			1,000,000	999,878	3,000,000	2,999,633	4,000,000	3,999,511
Market Street Funding LLC ^††(p)	0.22	09/23/2009					7,000,000	6,999,059	7,000,000	6,999,059
Market Street Funding LLC ^††(p)	0.28	09/18/2009					5,000,000	4,996,967	5,000,000	4,996,967
Matchpoint Master Trust ^††(p)	0.25	09/08/2009			1,000,000	999,951	10,000,000	9,999,514	11,000,000	10,999,465
Matchpoint Master Trust ^††(p)	0.22	09/28/2009			5,000,000	4,999,175	21,000,000	20,996,535	26,000,000	25,995,710
Matchpoint Master Trust ^††(p)	0.35	10/05/2009			3,000,000	2,999,008	13,000,000	12,995,703	16,000,000	15,994,711
MetLife Short Term Fund ^††	0.90	09/02/2009			4,000,000	3,999,900			4,000,000	3,999,900
MetLife Short Term Fund ^††	0.34	09/09/2009					3,000,000	2,999,773	3,000,000	2,999,773
MetLife Short Term Fund ^††	0.90	09/16/2009					4,000,000	3,998,500	4,000,000	3,998,500
MetLife Short Term Fund ^††	0.90	09/17/2009					26,000,000	25,989,600	26,000,000	25,989,600
MetLife Short Term Fund ^††	0.79	09/19/2009			3,000,000	2,996,840	19,000,000	18,979,987	22,000,000	21,976,827
MetLife Short Term Fund ^††	0.80	10/20/2009			3,000,000	2,996,733			3,000,000	2,996,733
MetLife Short Term Fund ^††	0.62	11/05/2009			9,000,000	8,989,925	50,000,000	49,944,028	59,000,000	58,933,953
Mont Blanc Capital Corporation (p)	0.20	09/01/2009	50,000,000	50,000,000					50,000,000	50,000,000
Mont Blanc Capital Corporation ^††(p)	0.29	09/08/2009			4,000,000	3,999,774	10,000,000	9,999,436	14,000,000	13,999,210
Mont Blanc Capital Corporation ^††(p)	0.24	10/07/2009					8,000,000	7,998,080	8,000,000	7,998,080
Montgomery County MD	0.30	10/06/2009					2,000,000	2,000,000	2,000,000	2,000,000
Natexis Banques Populaires	0.15	09/01/2009	50,000,000	50,000,000					50,000,000	50,000,000
National Australia Funding Delaware Incorporated ^††	0.90	10/23/2009			7,000,000	6,990,900			7,000,000	6,990,900
National Bank of Canada	0.30	11/19/2009	24,000,000	23,984,200					24,000,000	23,984,200
Nationwide Building Society ^††	0.56	09/18/2009			5,000,000	4,998,678	15,000,000	14,996,033	20,000,000	19,994,711
Nationwide Building Society ^††	0.48	10/09/2009	70,000,000	69,964,533					70,000,000	69,964,533
Nationwide Building Society	0.47	10/27/2009					23,000,000	22,983,184	23,000,000	22,983,184
Nationwide Building Society ^††	0.37	11/27/2009					5,000,000	4,995,529	5,000,000	4,995,529
Nationwide Building Society ^††	0.37	11/30/2009					5,000,000	4,995,375	5,000,000	4,995,375
Nationwide Building Society ^††	0.38	11/30/2009					2,000,000	1,998,100	2,000,000	1,998,100
Nationwide Building Society ^††	0.50	12/28/2009			5,000,000	4,991,806			5,000,000	4,991,806
Natixis Commercial Paper ^††	0.24	09/02/2009			11,000,000	10,999,927	68,000,000	67,999,547	79,000,000	78,999,474
Natixis US Finance Company ^	0.24	09/01/2009			6,000,000	6,000,000	34,000,000	34,000,000	40,000,000	40,000,000
Natixis US Finance Company ^	0.24	09/04/2009			5,000,000	4,999,900	25,000,000	24,999,500	30,000,000	29,999,400
Nieuw Amsterdam Receivables Corporation (p)	0.25	09/01/2009	50,000,000	50,000,000					50,000,000	50,000,000
Nieuw Amsterdam Receivables Corporation (p)	0.25	09/02/2009	19,000,000	18,999,868					19,000,000	18,999,868
Nieuw Amsterdam Receivables Corporation ^††(p)	0.32	09/08/2009					17,000,000	16,998,942	17,000,000	16,998,942
Nieuw Amsterdam Receivables Corporation ^††(p)	0.35	10/21/2009			7,000,000	6,996,597	5,000,000	4,997,569	12,000,000	11,994,166
Nieuw Amsterdam Receivables Corporation ^††(p)	0.35	10/23/2009			13,000,000	12,993,428	10,000,000	9,994,944	23,000,000	22,988,372
Nieuw Amsterdam Receivables Corporation ^††(p)	0.32	11/17/2009					7,000,000	6,995,209	7,000,000	6,995,209
Nordea Investment Management North America Incorporated	0.23	09/08/2009	70,000,000	69,996,869					70,000,000	69,996,869
Oakland-Alameda County	0.75	09/01/2009			1,000,000	1,000,000	6,000,000	6,000,000	7,000,000	7,000,000
Old Line Funding LLC ^††(p)	0.36	09/21/2009			4,000,000	3,999,200	5,000,000	4,999,000	9,000,000	8,998,200
Port of Oakland CA ^	0.65	09/09/2009			2,000,000	1,999,711	3,000,000	2,999,567	5,000,000	4,999,278
Prudential plc ^††	0.75	09/15/2009			11,000,000	10,996,792	15,000,000	14,995,625	26,000,000	25,992,417
Prudential plc ^††	0.55	10/05/2009					8,000,000	7,995,844	8,000,000	7,995,844
Prudential plc ^††	0.56	10/08/2009			3,000,000	2,998,273	4,000,000	3,997,698	7,000,000	6,995,971
Prudential plc ^††	0.45	10/13/2009			9,000,000	8,995,275	4,000,000	3,997,900	13,000,000	12,993,175
Prudential plc ^††	0.46	10/27/2009					17,000,000	16,987,836	17,000,000	16,987,836
Prudential plc ^††	0.43	10/29/2009					6,000,000	5,995,843	6,000,000	5,995,843
Prudential plc ^††	0.46	10/29/2009					4,000,000	3,997,036	4,000,000	3,997,036
Prudential plc	0.43	11/06/2009	50,000,000	49,960,583					50,000,000	49,960,583
Prudential plc ^††	0.40	11/12/2009					4,000,000	3,996,800	4,000,000	3,996,800
Rabobank USA Financial Corporation	0.59	09/18/2009	65,000,000	64,916,908					65,000,000	64,916,908
Ranger Funding Company LLC ^††(p)	0.30	10/13/2009					3,000,000	2,998,950	3,000,000	2,998,950
Ranger Funding Company LLC ^††(p)	0.34	12/02/2009					25,000,000	24,978,278	25,000,000	24,978,278
Regency Markets # 1 LLC ^††(p)	0.26	09/10/2009					22,000,000	21,998,570	22,000,000	21,998,570
Regency Markets # 1 LLC ^††(p)	0.25	09/15/2009			1,000,000	999,903	8,000,000	7,999,222	9,000,000	8,999,125
Regency Markets # 1 LLC ^††(p)	0.24	09/16/2009					3,000,000	2,999,700	3,000,000	2,999,700
Regency Markets # 1 LLC	0.24	09/21/2009	50,000,000	49,993,333					50,000,000	49,993,333
Rhein-Main Securitization Limited (p)	0.40	09/15/2009					2,000,000	1,999,689	2,000,000	1,999,689
Rhein-Main Securitization Limited (p)	0.63	09/21/2009			7,904,000	7,901,234	4,000,000	3,998,600	11,904,000	11,899,834
Rhein-Main Securitization Limited (p)	0.38	10/27/2009					3,000,000	2,998,227	3,000,000	2,998,227
Rhein-Main Securitization Limited (p)	0.50	11/20/2009			1,000,000	998,889	6,000,000	5,993,333	7,000,000	6,992,222
Rhein-Main Securitization Limited (p)	0.35	09/25/2009	31,290,000	31,282,699					31,290,000	31,282,699
Rhein-Main Securitization Limited (p)	0.50	11/20/2009	25,000,000	24,972,222					25,000,000	24,972,222
Rheingold Securitization ^††(p)	0.40	09/10/2009					3,442,000	3,441,656	3,442,000	3,441,656
Rheingold Securitization ^††(p)	0.45	09/29/2009			5,000,000	4,998,250	11,000,000	10,996,150	16,000,000	15,994,400
Rheingold Securitization ^††(p)	0.55	09/29/2009					2,000,000	1,999,144	2,000,000	1,999,144
Rheingold Securitization ^††(p)	0.50	11/10/2009					2,708,000	2,705,367	2,708,000	2,705,367
Rheingold Securitization ^††(p)	0.50	11/12/2009			5,000,000	4,995,000	43,000,000	42,957,000	48,000,000	47,952,000
Rheingold Securitization ^††(p)	0.43	12/01/2009					3,000,000	2,996,739	3,000,000	2,996,739
Romulus Funding Corporation ^††(p)	0.70	09/01/2009			1,000,000	1,000,000	3,000,000	3,000,000	4,000,000	4,000,000
Romulus Funding Corporation ^††(p)	0.64	09/16/2009			1,000,000	999,733	4,000,000	3,998,933	5,000,000	4,998,666
Romulus Funding Corporation ^††(p)	0.50	09/23/2009					1,000,000	999,694	1,000,000	999,694
Romulus Funding Corporation ^††(p)	0.50	09/28/2009			3,000,000	2,998,875	1,750,000	1,749,344	4,750,000	4,748,219
Romulus Funding Corporation ^††(p)	0.55	09/29/2009					1,000,000	999,572	1,000,000	999,572
Salisbury Receivables Company	0.25	09/15/2009	50,000,000	49,995,139					50,000,000	49,995,139
San Paolo IMI US Financial Company	0.15	09/01/2009	24,999,986	25,000,000					24,999,986	25,000,000
San Paolo IMI US Financial Company	0.21	09/14/2009	70,000,000	69,994,692					70,000,000	69,994,692
San Paolo IMI US Financial Company ^	0.41	10/30/2009			3,000,000	2,997,984			3,000,000	2,997,984
Scaldis Capital LLC ^††(p)	0.30	09/03/2009					21,000,000	20,999,650	21,000,000	20,999,650
Scaldis Capital LLC ^††(p)	0.30	09/10/2009			4,000,000	3,999,700	71,000,000	70,994,675	75,000,000	74,994,375
Scaldis Capital LLC ^††(p)	0.30	09/14/2009					21,000,000	20,997,725	21,000,000	20,997,725
Scaldis Capital LLC ^††(p)	0.30	09/15/2009			1,000,000	999,883	8,000,000	7,999,067	9,000,000	8,998,950
Scaldis Capital LLC ^††(p)	0.30	09/18/2009					17,000,000	16,997,592	17,000,000	16,997,592
Scaldis Capital, LLC	0.30	09/10/2009	70,000,000	69,994,750					70,000,000	69,994,750
Sheffield Receivables ^††(p)	0.35	10/05/2009					4,000,000	3,998,678	4,000,000	3,998,678
Societe Generale	0.30	11/16/2009	50,000,000	49,968,340					50,000,000	49,968,340
Solitaire Funding LLC ^††(p)	0.28	09/21/2009			3,000,000	2,999,533	13,000,000	12,997,978	16,000,000	15,997,511
Solitaire Funding LLC ^††(p)	0.33	10/19/2009			5,000,000	4,997,800	36,000,000	35,984,160	41,000,000	40,981,960
Solitaire Funding LLC ^††(p)	0.33	10/20/2009					12,000,000	11,994,610	12,000,000	11,994,610
Solitaire Funding LLC ^††(p)	0.40	11/17/2009					22,000,000	21,981,178	22,000,000	21,981,178
Solitaire Funding LLC ^††(p)	0.38	11/24/2009					1,000,000	999,113	1,000,000	999,113
Solitaire Funding, LLC (p)	0.29	09/11/2009	50,000,000	49,995,972					50,000,000	49,995,972
Solitaire Funding, LLC (p)	0.28	09/17/2009	20,000,000	19,997,511					20,000,000	19,997,511
Stadshypotek Delaware ^††	0.40	09/02/2009			14,000,000	13,999,844	27,000,000	26,999,700	41,000,000	40,999,544
Stadshypotek Delaware ^††	0.43	09/03/2009					15,000,000	14,999,642	15,000,000	14,999,642
Stadshypotek Delaware ^††	0.43	09/30/2009			1,000,000	999,654	35,000,000	34,987,876	36,000,000	35,987,530
Starbird Funding Corporation (p)	0.16	09/01/2009	50,000,000	50,000,000					50,000,000	50,000,000
Straight A Funding, LLC ^††(p)	0.30	09/03/2009	30,193,000	30,192,497					30,193,000	30,192,497
Straight A Funding, LLC ^††(p)	0.36	10/07/2009					15,000,000	14,994,600	15,000,000	14,994,600
Straight A Funding, LLC ^††(p)	0.28	11/05/2009			1,000,000	999,494	10,000,000	9,994,944	11,000,000	10,994,438
Straight A Funding, LLC ^††(p)	0.27	11/18/2009					7,000,000	6,995,905	7,000,000	6,995,905
Straight A Funding, LLC ^††(p)	0.25	11/04/2009			1,000,000	999,556	4,000,000	3,998,222	5,000,000	4,997,778
Straight A Funding, LLC ^††(p)	0.37	09/03/2009					5,000,000	4,999,897	5,000,000	4,999,897
Straight A Funding, LLC ^††(p)	0.37	09/16/2009					10,000,000	9,998,458	10,000,000	9,998,458
Straight A Funding, LLC ^††(p)	0.35	10/09/2009					20,000,000	19,992,611	20,000,000	19,992,611
Straight A Funding, LLC ^††(p)	0.28	11/06/2009			4,000,000	3,997,947	30,000,000	29,984,600	34,000,000	33,982,547
Straight A Funding, LLC ^††(p)	0.26	11/20/2009			2,000,000	1,998,844	10,000,000	9,994,222	12,000,000	11,993,066
Straight A Funding, LLC ^††(p)	0.25	11/25/2009			1,000,000	999,410	6,000,000	5,996,458	7,000,000	6,995,868
Straight A Funding, LLC ^††(p)	0.37	09/09/2009					5,000,000	4,999,589	5,000,000	4,999,589
Straight A Funding, LLC ^††(p)	0.28	11/12/2009					2,000,000	1,998,880	2,000,000	1,998,880
Straight A Funding, LLC ^††(p)	0.26	11/24/2009			4,000,000	3,997,573	21,000,000	20,987,260	25,000,000	24,984,833
Surrey Funding Corporation (p)	0.40	09/08/2009	30,000,000	29,997,667					30,000,000	29,997,667
Surrey Funding Corporation ^††(p)	0.26	09/10/2009			1,000,000	999,935	5,000,000	4,999,675	6,000,000	5,999,610
Surrey Funding Corporation ^††(p)	0.30	10/09/2009			7,000,000	6,997,784	55,000,000	54,982,584	62,000,000	61,980,368
Swedbank AB	0.54	12/11/2009	25,000,000	24,962,125					25,000,000	24,962,125
Swedbank AB ^††	0.55	12/15/2009			2,000,000	1,996,792	10,000,000	9,983,958	12,000,000	11,980,750
Swedbank AB ^††	0.56	12/17/2009					20,000,000	19,966,711	20,000,000	19,966,711
Swedbank AB ^††	0.55	12/22/2009			8,000,000	7,986,311	18,000,000	17,969,200	26,000,000	25,955,511
Swedbank AB ^††	0.87	02/09/2010			5,000,000	4,980,546	30,000,000	29,883,275	35,000,000	34,863,821
Swedbank AB	0.82	02/12/2010	75,000,000	74,719,833					75,000,000	74,719,833
Swedbank AB ^††	0.89	02/16/2010			5,000,000	4,979,233	30,000,000	29,875,400	35,000,000	34,854,633
Tasman Funding Incorporated ^††(p)	0.95	09/04/2009					20,000,000	19,998,417	20,000,000	19,998,417
Tasman Funding Incorporated ^††(p)	0.70	10/14/2009					1,000,000	999,164	1,000,000	999,164
Tasman Funding Incorporated ^††(p)	0.35	10/14/2009			3,000,000	2,998,746			3,000,000	2,998,746
Thames Asset Global Securitization ^††(p)	0.25	09/04/2009					22,000,000	21,999,542	22,000,000	21,999,542
Thames Asset Global Securitization ^††(p)	0.40	09/14/2009			9,000,000	8,998,700	8,000,000	7,998,844	17,000,000	16,997,544
Thames Asset Global Securitization ^††(p)	0.38	10/13/2009					12,000,000	11,994,680	12,000,000	11,994,680
Thames Asset Global Securitization ^††(p)	0.35	10/19/2009					27,000,000	26,987,400	27,000,000	26,987,400
Thames Asset Global Securitization ^††(p)	0.40	10/26/2009			7,000,000	6,995,722	18,000,000	17,989,000	25,000,000	24,984,722
Thames Asset Global Securitization ^††(p)	0.28	09/09/2009					4,000,000	3,997,853	4,000,000	3,997,853
Thames Asset Global Securitization ^††(p)	0.31	09/09/2009					11,000,000	10,993,464	11,000,000	10,993,464
Ticonderoga Funding LLC ^††(p)	0.23	09/30/2009					6,000,000	5,998,888	6,000,000	5,998,888
Toyota Credit Puerto Rico ^	0.33	09/09/2009					30,000,000	29,997,800	30,000,000	29,997,800
Toyota Credit Puerto Rico ^	0.35	10/14/2009					26,000,000	25,989,131	26,000,000	25,989,131
Toyota Credit Puerto Rico ^	0.35	10/15/2009					27,000,000	26,988,450	27,000,000	26,988,450
Toyota Motor Credit Corporation ^	0.31	09/04/2009					21,000,000	20,999,458	21,000,000	20,999,458
Tulip Funding Corporation ^††(p)	0.25	09/01/2009			1,000,000	1,000,000	6,000,000	6,000,000	7,000,000	7,000,000
Tulip Funding Corporation ^††(p)	0.22	09/28/2009					6,074,000	6,072,998	6,074,000	6,072,998
Tulip Funding Corporation ^††(p)	0.38	10/13/2009					26,000,000	25,988,473	26,000,000	25,988,473
UBS AG	0.19	09/01/2009	24,999,986	25,000,000					24,999,986	25,000,000
UBS AG	0.54	11/10/2009	70,000,000	69,927,181					70,000,000	69,927,181
UBS Finance Delaware LLC ^	0.70	09/14/2009					10,500,000	10,497,346	10,500,000	10,497,346
UBS Finance Delaware LLC ^	0.70	09/16/2009					11,000,000	10,996,792	11,000,000	10,996,792
UBS Finance Delaware LLC ^	0.57	10/13/2009			7,000,000	6,995,345	55,000,000	54,963,425	62,000,000	61,958,770
UBS Finance Delaware LLC ^	0.55	10/28/2009					23,000,000	22,979,971	23,000,000	22,979,971
UBS Finance Delaware LLC ^	0.72	12/04/2009					14,000,000	13,973,680	14,000,000	13,973,680
UBS Finance Delaware LLC ^	0.60	12/30/2009					2,000,000	1,996,000	2,000,000	1,996,000
UBS Finance Delaware LLC ^	0.62	12/30/2009					9,250,000	9,230,883	9,250,000	9,230,883
Unicredit Delaware Incorporated ^††	0.90	12/09/2009					10,000,000	9,975,250	10,000,000	9,975,250
Unicredit Delaware Incorporated ^††	0.60	12/21/2009					2,000,000	1,996,300	2,000,000	1,996,300
Unicredit Delaware Incorporated (p)	0.70	10/29/2009	70,000,000	69,921,056					70,000,000	69,921,056
UniCredito Italiano Bank of Ireland ^††	0.55	09/14/2009					30,000,000	29,994,042	30,000,000	29,994,042
UniCredito Italiano Bank of Ireland ^††	0.50	09/24/2009			5,000,000	4,998,403			5,000,000	4,998,403
UniCredito Italiano Bank of Ireland ^††	0.73	09/03/2009			5,000,000	4,993,613	27,000,000	26,965,507	32,000,000	31,959,120
University of Texas Permanent University	0.22	09/24/2009					5,000,000	5,000,000	5,000,000	5,000,000
University of Texas Permanent University	0.22	09/23/2009					7,000,000	7,000,000	7,000,000	7,000,000
Versailles Commercial Paper LLC ^††(p)	0.50	09/01/2009			2,000,000	2,000,000	11,000,000	11,000,000	13,000,000	13,000,000
Versailles Commercial Paper LLC ^††(p)	0.50	09/02/2009			2,000,000	1,999,972	9,000,000	8,999,875	11,000,000	10,999,847
Versailles Commercial Paper LLC ^††(p)	0.45	09/03/2009			2,000,000	1,999,950	10,000,000	9,999,750	12,000,000	11,999,700
Versailles Commercial Paper LLC ^††(p)	0.45	09/04/2009			1,000,000	999,963	5,000,000	4,999,813	6,000,000	5,999,776
Victoria Finance LLC ±††(a)^^(i)	4.82	01/16/2010					72,632,989	37,042,824	72,632,989	37,042,824
Victory Receivables Corporation (p)	0.24	09/16/2009	30,100,000	30,096,990					30,100,000	30,096,990
Victory Receivables Corporation (p)	0.22	09/24/2009	30,000,000	29,995,783					30,000,000	29,995,783
Victory Receivables Corporation ^††(p)	0.25	09/03/2009			1,000,000	999,986	2,000,000	1,999,972	3,000,000	2,999,958
Victory Receivables Corporation ^††(p)	0.25	09/04/2009					2,000,000	1,999,958	2,000,000	1,999,958
Victory Receivables Corporation ^††(p)	0.25	09/08/2009			1,000,000	999,951	10,000,000	9,999,514	11,000,000	10,999,465
Victory Receivables Corporation ^††(p)	0.25	09/09/2009			1,000,000	999,944	13,000,000	12,999,277	14,000,000	13,999,221
Victory Receivables Corporation ^††(p)	0.25	09/11/2009			1,000,000	999,931	5,000,000	4,999,653	6,000,000	5,999,584
Victory Receivables Corporation ^††(p)	0.25	09/14/2009			1,000,000	999,910	5,000,000	4,999,549	6,000,000	5,999,459
Victory Receivables Corporation ^††(p)	0.25	09/15/2009			1,000,000	999,903	5,000,000	4,999,514	6,000,000	5,999,417
Victory Receivables Corporation ^††(p)	0.23	09/24/2009					2,000,000	1,999,706	2,000,000	1,999,706
Victory Receivables Corporation ^††(p)	0.22	09/25/2009					4,000,000	3,999,413	4,000,000	3,999,413
Westpac Banking Corporation (p)	0.33	10/09/2009	25,000,000	24,991,292					25,000,000	24,991,292
Westpac Securities NZ Limited ^††	0.60	09/14/2009			4,000,000	3,999,133			4,000,000	3,999,133
Westpac Securities NZ Limited ^††	0.40	09/15/2009					5,000,000	4,999,222	5,000,000	4,999,222
Westpac Securities NZ Limited ^††	0.38	10/02/2009			4,000,000	3,998,691			4,000,000	3,998,691
Westpac Securities NZ Limited ^††	0.36	10/06/2009			2,000,000	1,999,300	6,000,000	5,997,900	8,000,000	7,997,200
Westpac Securities NZ Limited ^††	0.37	10/07/2009					13,000,000	12,995,190	13,000,000	12,995,190
Westpac Securities NZ Limited ^††	0.37	10/08/2009					32,000,000	31,987,831	32,000,000	31,987,831
Westpac Securities NZ Limited ^††	0.44	08/20/2010			5,000,000	5,000,000	25,000,000	25,000,000	30,000,000	30,000,000
Windmill Funding Corporation (p)	0.36	10/14/2009	40,000,000	39,982,800					40,000,000	39,982,800
Windmill Funding Corporation ^††(p)	0.25	09/10/2009			2,000,000	1,999,875	4,000,000	3,999,750	6,000,000	5,999,625
Windmill Funding Corporation ^††(p)	0.40	10/06/2009			16,000,000	15,993,778	46,000,000	45,982,111	62,000,000	61,975,889
Windmill Funding Corporation ^††(p)	0.33	10/22/2009			2,000,000	1,999,065			2,000,000	1,999,065
Yorktown Capital LLC ^††(p)	0.34	12/02/2009					8,000,000	7,993,049	8,000,000	7,993,049
Yorktown Capital LLC ^††(p)	0.28	12/16/2009					9,000,000	8,992,580	9,000,000	8,992,580
Yorktown Capital LLC ^††(p)	0.31	12/16/2009					2,000,000	1,998,174	2,000,000	1,998,174
Total Commercial Paper (Cost $3,874,098,872, $743,581,967, $4,274,913,779 and $8,892,594,618, respectively)				3,874,099,872		743,581,967		4,239,323,970		8,857,005,809

Corporate Bonds: 7.68%
ACTS Retirement Life Communities Incorporated ±§	0.40	11/15/2029					3,000,000	3,000,000	3,000,000	3,000,000
Bank of America NA Temporary Liquidity Guarantee Program ±	0.42	02/05/2010			8,000,000	8,000,000	52,000,000	52,000,000	60,000,000	60,000,000
Bank of Ireland ±††	0.89	10/02/2009			18,800,000	18,800,000	113,200,000	113,200,000	132,000,000	132,000,000
BASF Finance Europe NV ±††	0.52	11/20/2009			6,000,000	6,000,000	72,000,000	72,000,000	78,000,000	78,000,000
Caisse Nationale des Caisses d’Epargne et de Prevoyance ±††	0.46	09/10/2009			7,000,000	7,000,000	118,000,000	118,000,000	125,000,000	125,000,000
Citibank NA ±	0.65	09/30/2010			5,000,000	5,000,000	32,000,000	32,000,000	37,000,000	37,000,000
Commonwealth Bank (Australia) ±††	0.80	10/02/2009			3,000,000	3,000,000	76,250,000	76,250,000	79,250,000	79,250,000
Commonwealth Bank (Australia) ±††	0.75	06/04/2010			12,000,000	12,000,000			12,000,000	12,000,000
Commonwealth Bank (Australia) ±††	0.71	06/24/2010			5,000,000	5,000,000			5,000,000	5,000,000
Credit Suisse USA Incorporated ±	0.75	01/15/2010			2,000,000	2,002,066	3,000,000	3,003,099	5,000,000	5,005,165
GBG LLC ±§††	0.50	09/01/2027			1,980,000	1,980,000	8,900,000	8,900,000	10,880,000	10,880,000
General Electric Capital Corporation	0.31	09/01/2009	55,000,000	55,002,499					55,000,000	55,002,499
HSBC USA Incorporated ±	0.93	10/15/2009			6,000,000	6,000,000	60,000,000	60,000,000	66,000,000	66,000,000
IBM International Group Capital LLC ±††	0.63	09/25/2009			7,000,000	7,000,000	95,000,000	95,000,000	102,000,000	102,000,000
LTF Real Estate VRDN I LLC ±§††	0.60	06/01/1933			4,940,000	4,940,000	10,705,000	10,705,000	15,645,000	15,645,000
Rabobank Nederland NV ±††(i)	0.68	10/09/2009			15,300,000	15,300,000	150,400,000	150,400,000	165,700,000	165,700,000
Royal Bank of Canada ±††	0.64	10/15/2009					38,250,000	38,250,000	38,250,000	38,250,000
Royal Bank of Scotland Group plc ±††	1.03	10/09/2009			12,000,000	12,000,000	51,000,000	51,000,000	63,000,000	63,000,000
Santander US Debt SA Unipersonal ±††	0.55	07/23/2010			2,000,000	1,993,836			2,000,000	1,993,836
Seariver Maritime Incorporated ±§(i)	1.43	10/01/2011			1,000,000	1,000,000	5,000,000	5,000,000	6,000,000	6,000,000
The Nature Conservancy ±††(i)	1.77	10/05/2009					34,000,000	34,000,000	34,000,000	34,000,000
Total Corporate Bonds & Notes (Cost $50,001,499, $117,015,902, $922,708,099 and $1,094,725,500, respectively)				55,002,499		117,015,902		922,708,099		1,094,726,500
Funding Agreements: 0.95%
Transamerica Occidental Funding Agreement (Cost $134,999,000, $0, $0 and $134,999,000, respectively)	0.75	10/01/2009	135,000,000	135,000,000		0		0	135,000,000	135,000,000
Medium Term Notes: 2.45%
Citigroup Funding Incorporated ±	0.76	10/22/2009			9,000,000	9,002,610	55,000,000	55,015,950	64,000,000	64,018,560
Eksportfinans A/S ±	0.73	06/11/2010			2,000,000	2,000,000			2,000,000	2,000,000
European Investment Bank	0.92	01/26/2010			3,000,000	3,006,930			3,000,000	3,006,930
General Electric Capital Corporation ±	0.32	10/09/2009			15,000,000	15,000,000	130,500,000	130,500,000	145,500,000	145,500,000
ING USA Global Funding Trust ±(i)	1.08	10/19/2009			10,000,000	10,000,000	117,000,000	117,000,000	127,000,000	127,000,000
US Bancorp ±	1.05	06/04/2010			3,000,000	3,010,453	5,000,000	5,017,422	8,000,000	8,027,875
Total Medium Term Notes (Cost $0, $42,019,993, $307,533,372 and $349,553,365, respectively)				0		42,019,993		307,533,372		349,553,365
Municipal Bonds & Notes: 4.79%
ABAG Finance Authority for Nonprofit Corporations California Crossing Apartments Series A (Housing Revenue, FNMA Insured) ±§	0.30	12/15/2037					14,350,000	14,350,000	14,350,000	14,350,000
Aurora CO Hospital Ref-Childrens Hospital Association Project-B (Health Facilities Financing Authority Revenue, Allied Irish Bank plc LOC) ±§	0.45	12/01/2036					2,000,000	2,000,000	2,000,000	2,000,000
Calcasieu Parish LA Incorporated Industrial Development Board Environmental Revenue Citgo Petroleum Corporation (IDR, Natixis LOC) ±§	0.16	06/01/2026			2,000,000	2,000,000	11,000,000	11,000,000	13,000,000	13,000,000
California Municipal Finance Authority Allied Waste North America Series A (Other Revenue, Bank of America NA LOC) ±§	0.45	07/01/2024			2,500,000	2,500,000	9,000,000	9,000,000	11,500,000	11,500,000
California PCFA Pacific Gas & Electric Company (IDR, JP Morgan Chase & Company LOC) ±§	0.14	11/01/2026			3,000,000	3,000,000	21,000,000	21,000,000	24,000,000	24,000,000
California Series J (HFFA Revenue, Bank of America NA LOC) ±§	0.26	07/01/2033					7,900,000	7,900,000	7,900,000	7,900,000
California State DWR Power Supply Revenue Series C1 (Power Revenue, Dexia Credit Local de France LOC) ±§	0.35	05/01/2022					13,000,000	13,000,000	13,000,000	13,000,000
California State DWR Power Supply Revenue Series C7 (Electric, Power & Lighting Revenue, First Security Bank Insured) ±§	0.55	05/01/2022			1,300,000	1,300,000	8,200,000	8,200,000	9,500,000	9,500,000
California State DWR Power Supply Series C13 (Utilities Revenue, First Security Bank LOC) ±§	0.50	05/01/2022					13,145,000	13,145,000	13,145,000	13,145,000
California State DWR Power Supply Subseries G6 (Water Revenue, First Security Bank Insured) ±§	0.35	05/01/2017			3,000,000	3,000,000	23,000,000	23,000,000	26,000,000	26,000,000
California Statewide CDA Oakmont Senior Living Series Y (MFHR, FNMA Insured) ±§	0.32	08/01/2031					3,100,000	3,100,000	3,100,000	3,100,000
California Statewide CDA Pravillions Apartments Series M (MFHR, FNMA Insured) ±§	0.32	08/15/2034			1,500,000	1,500,000	2,000,000	2,000,000	3,500,000	3,500,000
Camarillo CA MFHR Hacienda De Camarillo Project (MFHR, FNMA Insured) ±§	0.31	10/15/2026			2,000,000	2,000,000	3,065,000	3,065,000	5,065,000	5,065,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Other Revenue, Bank of America NA LOC) ±§	0.14	07/01/2034					8,335,000	8,335,000	8,335,000	8,335,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Other Revenue, Bank of America NA LOC) ±§	0.14	11/01/2035					2,000,000	2,000,000	2,000,000	2,000,000
Cleveland-Cuyahoga County OH Port Authority Carnegie 89 Garage Project (Other Revenue, JPMorgan Chase Bank LOC) ±§	0.22	01/01/2037					22,200,000	22,200,000	22,200,000	22,200,000
Colorado Housing & Finance Authority Class I-B1 (Housing Revenue, GO of Authority Insured) ±§	0.50	10/01/2038					4,908,500	4,908,500	4,908,500	4,908,500
Colorado Housing & Finance Authority Series C1 (Other Revenue, JPMorgan Chase Bank LOC) ±§	0.50	11/01/2033			2,000,000	2,000,000			2,000,000	2,000,000
Colorado Housing & Finance Authority Single Taxable Class I Series A-2 (Housing Revenue, Dexia Insured) ±§	0.65	05/01/2038			10,000,000	10,000,000	53,000,000	53,000,000	63,000,000	63,000,000
Colorado Housing & Finance Authority Taxable Multifamily Project B II (Housing Revenue, FNMA Insured) ±§	0.40	05/01/2049			2,000,000	2,000,000	45,980,000	45,980,000	47,980,000	47,980,000
Denver Company City & County School District #1 Series A (Lease Revenue, First Security Bank LOC) ±§	0.80	12/15/2037			9,000,000	9,000,000	59,825,000	59,825,000	68,825,000	68,825,000
Dickinson TX Independent School District Series SGA 94 (Property Tax Revenue, Permanent School Fund Guaranteed) ±§	0.18	02/15/2028					2,000,000	2,000,000	2,000,000	2,000,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement Eagle 20060117 Class A (Other Revenue, FGIC Insured) ±§	0.54	06/01/2035			3,000,000	3,000,000	15,800,000	15,800,000	18,800,000	18,800,000
Gulf Coast Waste Disposal Authority (Other Revenue, Guarantee Agreement) ±§	0.12	07/01/2042			1,000,000	1,000,000	6,000,000	6,000,000	7,000,000	7,000,000
Houston TX Utility System First Lien B3 (Water & Sewer Revenue, Bank of America NA LOC) ±§	0.30	05/15/2034			2,000,000	2,000,000	13,700,000	13,700,000	15,700,000	15,700,000
Houston TX Utility System Series B5 (Water & Sewer Revenue, Bank of America NA LOC) ±§	0.30	05/15/2034			5,000,000	5,000,000	2,000,000	2,000,000	7,000,000	7,000,000
Illinois Finance Authority Provena Health Series B (Hospital Revenue, JPMorgan Chase Bank LOC) ±§	0.13	08/15/2044					2,000,000	2,000,000	2,000,000	2,000,000
King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured) ±§	0.33	07/01/2035			995,000	995,000	1,990,000	1,990,000	2,985,000	2,985,000
Los Angeles CA Community RDA Academy Village Apartments Series A (MFHR, FHLMC Insured) ±§	0.28	10/01/2019			500,000	500,000			500,000	500,000
Los Angeles County CA Housing Authority MFHR Bonds (Housing Revenue, FHLMC Insured) ±§	0.50	09/01/2030			1,500,000	1,500,000	7,000,000	7,000,000	8,500,000	8,500,000
Massachusetts Development Finance Agency Babson College B (Other Revenue, Citibank NA LOC) ±§	0.32	10/01/2031			2,500,000	2,500,000			2,500,000	2,500,000
Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments (Housing Revenue, US Bank NA LOC) ±§	0.34	12/01/2041			2,000,000	2,000,000			2,000,000	2,000,000
Minneapolis & St. Paul MN Housing & RDA Childrens Hospitals Clinics Series A (Other Revenue, First Security Bank LOC) ±§	0.20	08/15/2037			500,000	500,000	1,900,000	1,900,000	2,400,000	2,400,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospitals Clinics Series A (Other Revenue, First Security Bank LOC) ±§	0.20	08/15/2037			1,000,000	1,000,000	8,000,000	8,000,000	9,000,000	9,000,000
Minneapolis & St. Paul MN Housing & RDA Series B1 (HCFR, Bank of New York LOC) ±§††	0.18	11/15/2034			5,000,000	5,000,000	11,500,000	11,500,000	16,500,000	16,500,000
Mississippi State Taxable Nissan Project A (GO Unlimited, Bank of America NA LOC) ±§	0.60	11/01/2028			6,770,000	6,769,701	21,415,000	21,414,056	28,185,000	28,183,757
Mississippi State Taxable Nissan Project B (Property Tax Revenue, Dexia Credit Local de France LOC) ±§	0.65	11/01/2028			700,000	700,000	14,000,000	14,000,000	14,700,000	14,700,000
Montgomery County TN Public Building Authority (Other Revenue, Bank of America NA LOC) ±§	0.14	02/01/2036			1,000,000	1,000,000			1,000,000	1,000,000
New Britain Connecticut Taxable Pension Series C (Property Tax Revenue, Bank of America NA LOC) ±§	2.26	02/01/2036					5,000,000	5,000,000	5,000,000	5,000,000
New Jersey State Housing & Mortgage Finance Agency Taxable Series 4 (Housing Revenue, Dexia Credit Local de France LOC) ±§	1.20	11/01/2037					9,690,000	9,690,000	9,690,000	9,690,000
New Jersey Turnpike Authority Turnpike Revenue Series 1991 D (Toll Road Revenue, NATL-RE FGIC Insured, Societe Generale LOC) ±§	1.80	01/01/2018			1,000,000	1,000,000	9,000,000	9,000,000	10,000,000	10,000,000
New York NY City Transitional Financing Authority Class A (Other Revenue, FGIC Insured) ±§	0.39	07/15/2036			2,000,000	2,000,000	11,000,000	11,000,000	13,000,000	13,000,000
New York State Housing Finance Agency Taxable 600 West 42nd B (Other Revenue, Bank of New York LOC) ±§	0.95	11/01/2041			1,500,000	1,500,000	9,100,000	9,100,000	10,600,000	10,600,000
Ohio Housing Finance Agency Residential Mortgage Securities Program (Housing Revenue, GNMA Insured) ±§	0.45	09/01/2029					9,800,000	9,800,000	9,800,000	9,800,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA Insured) ±§	0.65	09/01/2039			1,000,000	1,000,000	7,500,000	7,500,000	8,500,000	8,500,000
Palm Beach County FL Pine Crest Preparatory School Project (Private School Revenue, Bank of America NA LOC) ±§	0.33	06/01/2032			1,000,000	1,000,000	5,000,000	5,000,000	6,000,000	6,000,000
Parma OH Community General Hospital Series A (Other Revenue, JPMorgan Chase Bank LOC) ±§	0.29	11/01/2029					5,000,000	5,000,000	5,000,000	5,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC) ±§	0.21	02/01/2035			2,000,000	2,000,000	10,000,000	10,000,000	12,000,000	12,000,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle National Bank NA LOC) ±§	0.44	10/01/2038			1,000,000	1,000,000	3,100,000	3,100,000	4,100,000	4,100,000
Riverside CA COP (Lease Revenue, Bank of America NA LOC) ±§	0.21	03/01/2037			1,000,000	1,000,000	15,900,000	15,900,000	16,900,000	16,900,000
Sacramento CA Municipal Utility District Series J (Electric Revenue, Bank of America NA LOC) ±§	0.18	08/15/2028					15,000,000	15,000,000	15,000,000	15,000,000
Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (MFHR, FHLMC Insured) ±§	0.31	12/01/2022					4,000,000	4,000,000	4,000,000	4,000,000
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured) ±§	0.31	01/15/2033			500,000	500,000	3,000,000	3,000,000	3,500,000	3,500,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured) ±§	0.30	01/15/2035			500,000	500,000	3,000,000	3,000,000	3,500,000	3,500,000
San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America NA LOC) ±§	0.20	04/01/2030			3,435,000	3,435,000			3,435,000	3,435,000
San Francisco CA City & County Redevelopment Agency (MFHR, FNMA Insured) ±§	0.28	06/15/2034					5,000,000	5,000,000	5,000,000	5,000,000
San Leandro CA Carlton Plaza Series A (MFHR, FNMA Insured) ±§	0.41	09/15/2032			1,800,000	1,800,000			1,800,000	1,800,000
Texas State Taxable Product Development Program Series A (Other Revenue, National Australia Bank NA LOC) ±§	0.32	06/01/2045			500,000	500,000	3,980,000	3,980,000	4,480,000	4,480,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (HCFR, Bank of America NA LOC) ±§	0.33	07/01/2020			500,000	500,000	3,000,000	3,000,000	3,500,000	3,500,000
Umatilla Indian Reservation OR Confederated Tribes (Other Revenue, Bank of America NA LOC) ±§	0.33	12/01/2028			4,000,000	4,000,000			4,000,000	4,000,000
Vermont Student Assistance Corporation Education Loan Series C-1 (Other Revenue, Lloyds Bank LOC) ±§	0.34	12/15/2040			5,000,000	5,000,000	9,000,000	9,000,000	14,000,000	14,000,000
Washington State Housing Finance Commission Whisperwood Apartments Project Series A (Multi-Family Housing Revenue, FNMA Insured) ±§	0.37	05/15/2035			1,000,000	1,000,000	3,650,000	3,650,000	4,650,000	4,650,000
Warren Cnty., KY IDA RB, Stupp Brothers Incorporated Project Series B-1 (Cost $7,199,000, $0, $0 and $7,199,000, respectively)	0.45	VRDN	7,200,000	7,200,000						7,200,000
Total Municipal Bonds & Notes (Cost $7,200,000, $99,499,701, $584,032,556 and $697,931,257, respectively)				7,200,000		99,499,701		584,032,556		690,732,257
Repurchase Agreements: 6.54%
Bank of America NA - 102% Collateralized By US Government Securities (Maturity Values $72,000,440 and $143,000,874, respectively)	0.22	09/01/2009			72,000,000	72,000,000	143,000,000	143,000,000	215,000,000	215,000,000
Bank of America Securitization LLC - 102% Collateralized By US Government Securities (Maturity Values $5,000,039 and $26,000,202, respectively)	0.28	09/01/2009			5,000,000	5,000,000	26,000,000	26,000,000	31,000,000	31,000,000
Barclays Capital Incorporated - 102% Collateralized By US Government Securities (Maturity Values $4,000,037 and $20,000,183, respectively)	0.33	09/01/2009			4,000,000	4,000,000	20,000,000	20,000,000	24,000,000	24,000,000
Barclays Capital Incorporated - 102% Collateralized By US Government Securities (Maturity Values $29,000,161 and $57,000,317, respectively)	0.20	09/01/2009			29,000,000	29,000,000	57,000,000	57,000,000	86,000,000	86,000,000
Citigroup Global Markets - 102% Collateralized By US Government Securities (Maturity Values $5,000,042 and $26,000,217, respectively)	0.30	09/01/2009			5,000,000	5,000,000	26,000,000	26,000,000	31,000,000	31,000,000
Credit Suisse First Boston Corporation - 102% Collateralized By US Government Securities (Maturity Values $72,387,169 and $144,527,450, respectively)	0.22	09/01/2009			72,386,727	72,386,727	144,526,567	144,526,567	216,913,294	216,913,294
Deutsche Bank Securities - 102% Collateralized By US Government Securities (Maturity Values $10,000,072, $13,000,094 and $67,000,484, respectively)	0.26	09/01/2009	10,000,000	10,000,000	13,000,000	13,000,000	67,000,000	67,000,000	90,000,000	90,000,000
JPMorgan Securities - 102% Collateralized By US Government Securities (Maturity Value $143,000,874)	0.22	09/01/2009			72,000,000	72,000,000	143,000,000	143,000,000	215,000,000	215,000,000
Morgan Stanley & Company - 102% Collateralized By US Government Securities (Maturity Values $4,000,034 and $20,000,172, respectively)	0.31	09/01/2009			4,000,000	4,000,000	20,000,000	20,000,000	24,000,000	24,000,000
Total Repurchase Agreements (Cost $9,999,000, $276,386,727, $646,526,567 and $932,912,294, respectively)				10,000,000		276,386,727		646,526,567		932,913,294
Secured Master Note Agreement: 1.40%
Bank of America Securities LLC ±§	0.48	09/09/2034			11,125,000	11,125,000	59,323,000	59,323,000	70,448,000	70,448,000
Citigroup Global	0.68	09/09/2049		0	20,493,000	20,493,000	109,282,000	109,282,000	129,775,000	129,775,000
Total Secured Master Note Agreement (Cost $0, $31,618,000, $168,605,000 and $200,223,000, respectively)				0		31,618,000		168,605,000		200,223,000
Master Note: 0.53%
Bank of America Corporation (Cost $74,999,000, $0, $0 and $74,999,000, respectively)	0.45	09/01/2009	74,999,000	75,000,000		0		0	74,999,000	75,000,000
Time Deposit: 6.38%
Bank of Ireland	0.21	09/01/2009	25,000,000	25,000,000					25,000,000	25,000,000
Bank of Ireland	0.40	09/02/2009	70,000,000	70,000,000					70,000,000	70,000,000
Bank of Ireland	0.60	09/04/2009			2,000,000	2,000,000	40,000,000	40,000,000	42,000,000	42,000,000
Bank of Ireland	0.35	09/01/2009			14,000,000	14,000,000	73,000,000	73,000,000	87,000,000	87,000,000
BNP Paribas (Paris)	0.19	09/01/2009			18,000,000	18,000,000	95,000,000	95,000,000	113,000,000	113,000,000
Danske Bank A/S Copenhagen	0.22	09/02/2009			17,000,000	17,000,000	92,000,000	92,000,000	109,000,000	109,000,000
Dexia Bank Grand Cayman	0.21	09/01/2009			19,000,000	19,000,000	99,000,000	99,000,000	118,000,000	118,000,000
KBC Bank NV Brussels	0.22	09/01/2009			18,000,000	18,000,000	95,000,000	95,000,000	113,000,000	113,000,000
Societe Generale	0.18	09/01/2009	146,207,490	146,207,490					146,207,490	146,207,490
Societe Generale (Paris)	0.20	09/01/2009				14,000,000	14,000,000	72,000,000		86,000,000
Total Time Deposit (Cost $241,206,490, $102,000,000, $566,000,000 and $909,206,490, respectively)				241,207,490		102,000,000		566,000,000		909,207,490
U.S. Government Agency Obligations: 2.28%
FHLB, FRN	0.18	09/23/2009	100,000,000	99,965,807		0		0	100,000,000	99,965,807
FHLMC, FRN	0.67	10/30/2009	50,000,000	50,000,000		0		0	50,000,000	50,000,000
FHLMC, FRN	0.24	09/18/2009	25,000,000	25,000,000		0		0	25,000,000	25,000,000
FNMA, FRN	0.39	09/01/2009	150,000,000	149,999,918		0		0	150,000,000	149,999,918
Total U.S. Government Agency Obligations (Cost $324,964,725, $0, $0 and $324,964,725, respectively)				324,965,725		0		0		324,965,725
Total Investments in Securities (Cost $4,842,488,906, $1,528,122,616 and $7,988,324,758 and $14,358,936,280, respectively) 100.47%				4,842,488,906		1,528,122,616		7,952,734,949		14,323,346,471
Other Assets and Liabilities, Net (0.47)%				969,934		(14,881,794)		(52,993,644)		(66,905,504)
Total Net Assets 100.0%				4,843,458,840		1,513,240,822		7,899,741,305		14,256,440,967

±	Variable rate investments.
^	Zero coupon bond. Interest rate presented is yield to maturity.
††	Securities that may be resold to “qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
(p)	Asset-backed commercial paper.
(a)	Security fair valued in accordance with the procedures approved by the Board of Trustees.
(i)	Illiquid security.
§	These securities are subject to a demand feature which reduces the effective maturity.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

     Level 1 – quoted prices in active markets for identical securities

     Level 2 – other significant observable inputs (including quoted prices for similar)

     Level 3 – significant unobservable inputs (including the Fund’s own assumptions)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing each Fund’s investments in securities:

Investments in Securities	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Evergreen Money Market Fund
Commercial paper	$0	$3,874,099,873	$0	$3,874,099,873
Corporate debt securities	0	130,002,499	0	$130,002,499
Debt securities issued by states in the U.S. and its political subdivisions	0	7,200,000	0	7,200,000
Debt securities issued by U.S. Treasury and U.S. government agencies	0	324,965,725	0	324,965,725
Repurchase agreements	0	10,000,000	0	10,000,000
Other	0	496,220,809	0	496,220,809
	$0	$4,842,488,906	$0	$4,842,488,906
Wells Fargo Advantage Overland Express Fund
Commercial paper	$0	$743,581,967	$0	$743,581,967
Corporate debt securities	0	190,653,895	0	190,653,895
Debt securities issued by states in the U.S. and its political subdivisions	0	99,499,701	0	99,499,701
Repurchase agreements	0	276,386,727	0	276,386,727
Other	0	218,000,326	0	218,000,326
	$0	$1,528,122,616	$0	$1,528,122,616
Wells Fargo Advantage Money Market Fund
Commercial paper	$0	$4,202,281,146	$37,042,824	$4,239,323,970
Corporate debt securities	0	1,398,846,471	0	1,398,846,471
Debt securities issued by states in the U.S. and its political subdivisions	0	584,032,556	0	584,032,556
Repurchase agreements	0	646,526,567	0	646,526,567
Other	0	1,084,005,385	0	1,084,005,385
	$0	$7,915,692,125	$37,042,824	$7,952,734,949

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Wells Fargo Advantage Money Market Fund	Commercial Paper
Balance as of 9/01/2008	37,769,154
Accrued discounts (premiums)	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(726,330)
Net purchases (sales)	-
Transfer in (out) of Level 3	-
Balance as of 8/31/2009	$37,042,824
Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period	$(726,330)

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities - August 31, 2009 (unaudited)

	Evergreen Money Market Fund	Wells Fargo Advantage Overland Express Sweep Fund	Wells Fargo Advantage Money Market Fund	Proforma Adjustments		Wells Fargo Advantage Money Market Fund Pro Forma
Assets
Investments
In securities	$4,832,488,906	$1,251,735,889	$7,306,208,382			$13,390,433,177
Repurchase agreements	10,000,000	276,386,727	646,526,567			932,913,294
Total investments, at value	4,842,488,906	1,528,122,616	7,952,734,949			14,323,346,471
Cash	29,216	50,000	50,000			129,216
Receivable for Fund shares issued	0	0	96,908			96,908
Receivable for investments sold	0	0	4,998,978			4,998,978
Receivable for interest	461,687	458,642	2,571,722			3,492,051
Receivable from investment advisor	1,108,178	0	0			1,108,178
Prepaid temporary government guarantee program	130,711	26,506	363,226			520,443
Prepaid expenses and other assets	249,432	0	0			249,432
Total assets	$4,844,468,130	$1,528,657,764	$7,960,815,783			$14,333,941,677
Liabilities
Payable for investments purchased	0	15,031,664	58,059,981			73,091,645
Payable for Fund shares redeemed	181,613	0	0			181,613
Dividends payable	54,917	7,265	2,981			65,163
Payable to investment advisor and affiliates	772,760	207,336	949,371			1,929,467
Accrued expenses and other liabilities	0	170,677	2,062,145			2,232,822
Total liabilities	1,009,290	15,416,942	61,074,478			77,500,710
Total net assets	$4,843,458,840	$1,513,240,822	$7,899,741,305			$14,256,440,967
NET ASSETS CONSIST OF
Paid-in capital	$4,845,181,300	$1,513,159,623	$7,936,227,430			$14,294,568,353
Overdistributed net investment income	(4,343,073)	(1)	(4)			(4,343,078)
Accumulated net realized gain (loss) on investments	2,620,613	81,200	(896,312)			1,805,501
Net unrealized depreciation of investments	0	0	(35,589,809)			(35,589,809)
Total net assets	$4,843,458,840	$1,513,240,822	$7,899,741,305			$14,256,440,967
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,317,503,587		$6,267,985,082			$7,585,488,669
Shares outstanding – Class A	1,313,037,537		6,296,402,115			7,609,439,652
Net asset value per share – Class A	$1.00		$1.00			$1.00
Net assets – Class B	$61,304,192		$798,052,876			$859,357,068
Shares outstanding – Class B	61,086,723		801,671,532			862,758,255
Net asset value and offering price per share – Class B	$1.00		$1.00			$1.00
Net assets – Class C	$39,215,673					$39,215,673
Shares outstanding – Class C	39,071,161					39,071,161
Net asset value and offering price per share – Class C	$1.00					$1.00
Net assets – Class S	$2,813,116,722			$(2,813,116,722)	C
Shares outstanding – Class S	2,804,439,700			(2,804,439,700)	B
Net asset value and offering price per share – Class S	$1.00
Net assets – Class I	$612,318,666			$(612,318,666)	A
Shares outstanding – Class I	610,239,517			(610,239,517)	B
Net asset value and offering price per share – Class I	$1.00
Net assets – Investor Class			$833,703,347			$833,703,347
Shares outstanding – Investor Class			837,473,937			837,473,937
Net asset value and offering price per share – Investor Class			$1.00			$1.00
Net assets – Service Class				$612,318,666	A	$612,318,666
Shares outstanding – Service Class				610,239,517	B	610,239,517
Net asset value and offering price per share – Service Class						$1.00
Net assets – Daily Class				$4,326,357,544	C	$4,326,357,544
Shares outstanding – Daily Class				4,317,624,236	B	4,317,624,236
Net asset value and offering price per share – Daily Class						$1.00
Net assets		$1,513,240,822		$(1,513,240,822)	C
Shares outstanding		1,513,184,536		(1,513,184,536)	B
Net asset value and offering price per share		$1.00
Investments, at amortized cost	$4,842,488,906	$1,528,122,616	$7,988,324,758			$14,358,936,280
1	Each Fund has an unlimited number of authorized shares.
A -	Reflects the merger of Class I of target fund into Service Class of the surviving fund.
B -	Reflects the impact of converting shares of the target fund into shares of the surviving fund.
C -	Reflects the merger of Class S of Evergreen Money Market Fund and the existing assets of Wells Fargo Advantage Overland Express Sweep Fund into Daily Class of the surviving fund.

See Notes to Pro Forma Combining Financial Statements.

Wells Fargo Advantage Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months ended August 31, 2009 (Unaudited)

	Evergreen Money Market Fund	Wells Fargo Advantage Overland Express Sweep Fund	Wells Fargo Advantage Money Market Fund	Proforma Adjustments		Wells Fargo Advantage Money Market Fund Pro Forma
Investment income
Interest	$80,914,569	$25,065,480	$167,497,495			$273,477,544
Expenses
Advisory fees	22,329,863	4,857,533	27,464,287	(8,860,376)	A	45,791,307
Administration fees
Fund level	3,358,739	4,528,756	4,558,946	(5,631,484)	A	6,814,957
Class A			18,413,422	3,876,677	B	22,290,099
Class B			2,466,139	154,341	B	2,620,480
Class C				107,560	B	107,560
Investor Class			2,420,952	(173,187)	C	2,247,765
Service Class				882,374	B	882,374
Daily Class				10,362,492	B	10,362,492
Custody fees		335,143	2,077,472	(2,058,285)	A	354,330
Shareholder servicing fees
Class A	5,196,720		20,922,797	(789,859)	C	25,329,658
Class B	167,059		2,801,021	9,738	B	2,977,818
Class C	121,834					121,834
Investor Class			2,189,228	58,537	B	2,247,765
Service Class				1,838,279	B	1,838,279
Daily Class	7,543,695	4,189,291		42,574	B	11,775,560
Transfer agent fees	6,061,803			(6,061,803)	D
Accounting fees	1,225,095	134,951	566,068	(1,261,744)	A	664,370
Distribution fees
Class B	501,178		8,407,293	24,984	B	8,933,455
Class C	365,502			1,179	B	366,681
Daily Class	10,561,174	4,189,291		(2,974,905)	C	11,775,560
Professional fees	254,797	40,287	37,383	(268,882)	E	63,585
Printing and postage expenses	372,182	91,723	716,324	(295,057)	E	885,172
Registration fees	67,766	24,844	383,357	176,090	F	652,057
Trustees’ fees	7,737	11,544	11,544	(11,190)	E	19,635
Government guarantee program	2,588,750	528,015	7,059,211			10,175,976
Other fees and expenses	176,003	13,514	226,857	(30,510)	E	385,864
Total expenses	60,899,897	18,944,892	100,722,301	(10,882,457)		169,684,633
Less
Expense reductions	(10,690)		61			(10,629)
Waived fees and/or reimbursed expenses	(12,902,496)	(3,276,289)	(14,633,555)	8,066,672	G	(22,745,668)
Net expenses	47,986,711	15,668,603	86,088,807	(2,815,785)		146,928,336
Net investment income	32,927,858	9,396,877	81,408,688	2,815,785		126,549,208
Net realized gain on investments	25,293,193	200,618	736,059	0		26,229,870
Net unrealized gain on investments	0	0	(18,790,220)	0		(18,790,220)
Net increase in net assets resulting from operations	$58,221,051	$9,597,495	$63,354,527	2,815,785		$133,988,858

A	Reflects a decrease based on the surviving fund’s fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a decrease based on the surviving fund’s fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
E	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
F	Reflects an increase based on the expected fixed costs of the combined surviving fund
G	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Money Market Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

August 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Money Market Fund (“Wells Fargo Money Market Fund”), Wells Fargo Advantage Overland Express Sweep Fund (“Wells Fargo Overland Fund”) and Evergreen Money Market Fund (each, a “Fund”)at August 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen Money Market Fund. Shareholder approval is not required for the Reorganization of Wells Fargo Overland Fund into Wells Fargo Money Market Fund. Each Reorganization provides for the acquisition of all the assets and all the liabilities of each of Evergreen Money Market Fund and Wells Fargo Overland Fund by Wells Fargo Money Market Fund, in a tax-free exchange for shares of Wells Fargo Money Market Fund at net asset value. As a result of the Reorganizations, existing Class A, Class B, Class C, Class S and Class I shareholders of Evergreen Money Market Fund would become shareholders of Class A, Class B, Class C Daily Class and Service Class, respectively, of Wells Fargo Money Market Fund. Existing assets in Wells Fargo Overland Fund would become shareholders of Daily Class of Wells Fargo Money Market Fund.

Each Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Advantage Money Market Fund and each of Evergreen Money Market Fund and Wells Fargo Overland Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on August 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 7 – Pro Forma Operating Expenses.

Following the Reorganizations, the Wells Fargo Money Market Fund will be the accounting and performance survivor. Wells Fargo Money Market Fund will be the accounting and performance survivor for each Fund that approves the Reorganization; however, the Reorganization of each of Evergreen Money Market Fund and Wells Fargo Overland Fund will proceed individually once each receives shareholder approval and is not dependent on the other Fund’s shareholder approval.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen Money Market Fund and Wells Fargo Overland Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). As of August 31, 2009, securities held by Evergreen Money Market Fund and Wells Fargo Overland Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo Money Market Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	REPURCHASE AGREEMENTS

Repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

4.	STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles (“SIVs”). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV’s underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV’s inability to issue new debt.

As of August 31, 2009, the following Fund owned certain of these types of SIVs which are currently in default and valued at fair value in the portfolio of Investments or have been restructured following default, including the percentage of the Fund’s net assets invested in these securities:

Fund	Defaulted SIVs ($ Value)	% of Net Assets
Wells Fargo Money Market Fund	$37,042,824	0.47%
5.	FEDERAL TAXES

Each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Money Market Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen Money Market Fund and Wells Fargo Overland Fund and Wells Fargo Money Market Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

6.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Money Market Fund that would have been issued at August 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of each fund to be acquired as of August 31, 2009, divided by the net asset value per share of the shares of Wells Fargo Money Market Fund as of August 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at August 31, 2009:

Class of Shares	Shares of Wells Fargo Money Market Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	6,296,402,115	1,312,780,213	7,609,182,328
Class B	801,671,532	61,086,723	862,758,255
Class C (a)	0	39,071,161	39,071,161
Investor Class	837,473,937	0	837,473,937
Service Class (a)	0	610,239,517	610,239,517
Daily Class (a)	0	4,317,624,236	4,317,624,236
(a)	Wells Fargo Money Market Fund does not offer Class C, Service Class and Daily Class shares before the Reorganization.
7.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve months ending August 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Money Market Fund and each of Evergreen Money Market Fund and Wells Fargo Overland Fund for the twelve months ended August 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended August 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Money Market Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

8.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen Municipal Money Market Fund to Wells Fargo Advantage Municipal Money Market Fund, in exchange for shares of Wells Fargo Advantage Municipal Money Market Fund. The period presented covers the period from August 1, 2008 through July 31, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage Municipal Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Portfolio of Investments - July 31, 2009 (unaudited)

				Evergreen Municipal Money Market Fund		Wells Fargo Advantage Municipal Money Market Fund		Wells Fargo Advantage Municipal Money Market Fund Pro Forma
		Coupon	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Commercial Paper: 0.3%
Ascension Parish LA		0.70%	9/9/2009	$0	$0	$5,000,000	$5,000,000	$5,000,000	$5,000,000
Illinois Finance Authority		0.50	1/7/2010	0	0	3,000,000	3,000,000	3,000,000	3,000,000
Massachusetts Development Finance Agency		1.00	8/26/2009	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Massachusetts Development Finance Agency		1.00	8/27/2009	0	0	340,000	340,000	340,000	340,000
San Diego County Regional Transportation		1.10	8/13/2009	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Total Commercial Paper (Cost $0, $14,340,000 and $14,340,000, respectively)					0		14,340,000		14,340,000
Municipal Bonds & Notes: 99.3%
Alabama 4.6%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Ascension Htlh., Ser. 2006-C (Hospital, Liq.: Morgan Stanley & Co.)	§±	0.36	5/15/2015	23,625,000	23,625,000	0	0	23,625,000	23,625,000
Calhoun Cnty., AL Econ. Dev. RB, Southern Bag Expansion Proj., Ser. 1998 (IDR, LOC: Bank of America Corp.)	§±	0.93	3/1/2013	2,100,000	2,100,000	0	0	2,100,000	2,100,000
Columbia AL Industrial Development Board Alabama Power Company Project (IDR)	§±	0.40	6/1/2028	0	0	6,800,000	6,800,000	6,800,000	6,800,000
Eutaw, AL IDRB, South Fresh Aqua Culture Proj., Ser. 2000 (IDR, LOC: AmSouth Bancorp)	§±	0.51	4/1/2011	1,860,000	1,860,000	0	0	1,860,000	1,860,000
Fairhope, AL Arpt. Auth. Impt. RB, Ser. 2007 (Airport, LOC: Allied Irish Bank plc)	§±	1.00	3/1/2032	8,845,000	8,845,000	0	0	8,845,000	8,845,000
Mobile, AL Indl. Dev. Board RB, Highprov, LLC Proj., Ser. 2006 (IDR, LOC: Bank of New York Mellon Corp.)	§±	0.53	8/1/2031	6,000,000	6,000,000	0	0	6,000,000	6,000,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A (Utility, SPA: Societe Generale)	§±	0.35	8/1/2027	141,469,000	141,469,000	0	0	141,469,000	141,469,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc. (IDR, LOC: Bank of America Corp.)	§±	0.70	4/1/2021	2,400,000	2,400,000	0	0	2,400,000	2,400,000
Tuscaloosa Cnty., AL IDA Tax Exempt Gulf Opportunity Zone RB, Hunt Refining Proj., Ser. 2008-A (Miscellaneous Revenue, LOC: JPMorgan Chase & Co.)	§±	0.53	3/1/2027	10,000,000	10,000,000	0	0	10,000,000	10,000,000
Tuscaloosa Cnty., AL IDA Tax Exempt Gulf Opportunity Zone RB, Hunt Refining Proj., Ser. 2008-C (Miscellaneous Revenue, LOC: JPMorgan Chase & Co.)	§±	0.53	12/1/2027	10,000,000	10,000,000	0	0	10,000,000	10,000,000
					206,299,000		6,800,000	0	213,099,000
Alaska 2.0%
Alaska Hsg. Fin. Corp. RB, Ser. 2002-A (Housing, SPA: Dexia SA)	§±	1.10	12/1/2036	90,645,000	90,645,000	0	0	90,645,000	90,645,000
Arizona 1.5%
Arizona Hlth. Facs. Auth. Hosp. Sys. RRB, Phoenix Children's Hosp., Ser. 2007 (Hospital, SPA: BNP Paribas SA)	§±	0.57	11/1/2011	12,415,000	12,415,000	0	0	12,415,000	12,415,000
Arizona Sports & Tourism Authority Multipurpose Stadium (Other Revenue, Allied Irish Bank plc LOC)	§±	0.70	7/1/2036	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Arizona State Univ. Board of Regents RB, Ser. 2008-B (Education, SPA: Lloyds TSB Bank plc)	§±	0.22	7/1/2034	14,600,000	14,600,000	0	0	14,600,000	14,600,000
Chandler, AZ IDA RB, Tri-City Baptist Church Proj., Ser. 2007 (Miscellaneous Revenue, LOC: Commerica Bank)	§±	0.66	12/1/2037	5,200,000	5,200,000	0	0	5,200,000	5,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, Ambian Dairy, LLC Proj., Ser. 2008 (Solid Waste, LOC: Cobank)	§±	0.65	11/1/2033	3,600,000	3,600,000	0	0	3,600,000	3,600,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, Ser. 2006 (Solid Waste, LOC: Bank of America Corp.)	§±	0.76	8/1/2026	2,500,000	2,500,000	0	0	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, National City Bank LOC)	§±	0.60	10/1/2026	0	0	2,500,000	2,500,000	2,500,000	2,500,000
Maricopa County AZ IDA Village At Sun Valley Apartments Project (Multi-Family Housing Revenue, FNMA Insured)	§±	0.58	11/1/2043	0	0	3,080,000	3,080,000	3,080,000	3,080,000
Phoenix, AZ IDA MHRRB, Del Mar Terrace Apts. Proj., Ser. 1999-A (Housing, Insd. by FHLMC)	§±	0.33	10/1/2029	11,500,000	11,500,000	0	0	11,500,000	11,500,000
Pima Cnty., AZ IDA Charter Sch. RB, Delaware Military Academy Proj., Ser. 2008 (Education, LOC: PNC Financial Services Group, Inc.)	§±	0.35	9/1/2038	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Pima County AZ IDA Eastside Apartments Series B (MFHR, FNMA insured)	§±	0.49	2/15/2031	0	0	800,000	800,000	800,000	800,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB, Feenstra Investments, LLC Proj., Ser. 2002 (Solid Waste, LOC: KeyCorp)	§±	0.76	8/1/2027	1,250,000	1,250,000	0	0	1,250,000	1,250,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB, Sorio Bravo Dairy Farm, Ser. 2002 (Solid Waste, LOC: Bayerische Hypo-Und Vereins)	§±	0.76	5/1/2027	1,250,000	1,250,000	0	0	1,250,000	1,250,000
					57,315,000		13,380,000	0	70,695,000
California 4.2%
Arcadia CA Unified School District (Property Tax Revenue, First Security Bank LOC)	§±	0.46	8/1/2037	0	0	1,585,000	1,585,000	1,585,000	1,585,000
Arcadia CA Unified School District (Property Tax Revenue, First Security Bank LOC)	§±	0.36	9/1/2029	0	0	250,000	250,000	250,000	250,000
California CDA MHRRB, PUTTER, IAC Proj., Ser. 2680 (Housing, Liq.: & LOC: JPMorgan Chase & Co)	§±	0.51	7/10/2027	2,900,000	2,900,000	0	0	2,900,000	2,900,000
California Central Basin Muni. Water Dist. COP, Ser. 2008-B (Water & Sewer, LOC: Allied Irish Banks plc)	§±	0.31	5/15/2018	140,000	140,000	0	0	140,000	140,000
California EDRB (Miscellaneous Revenue)	§±	0.25	8/1/2038	0	0	4,120,000	4,120,000	4,120,000	4,120,000
California HFA Home Mtge. RB, Ser. 2003-H (Housing, Insd. by FSA & Liq.: Dexia SA)	§±	1.05	8/1/2032	55,470,000	55,470,000	0	0	55,470,000	55,470,000
California HFA Home Mtge. RB, Ser. D (Housing, Insd. by FSA & SPA: Dexia SA)	§±	1.50	8/1/2022	14,605,000	14,605,000	0	0	14,605,000	14,605,000
California HFA Home Mtge. RB, Ser. U (Housing, Insd. by FSA & Liq.: Dexia SA)	§±	3.75	2/1/2032	29,365,000	29,365,000	0	0	29,365,000	29,365,000
California HFA Home Mtge. RB, Ser. U (Housing, Insd. by FSA & Liq.: Dexia SA)	§±	1.50	8/1/2035	0	0	300,000	300,000	300,000	300,000
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000 (General Obligation - State, LOC: Branch Banking & Trust Co.)	§±	0.33	10/1/2009	11,500,000	11,500,000	0	0	11,500,000	11,500,000
California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, LOC: Citibank NA)	§±	0.53	6/1/2036	0	0	3,185,000	3,185,000	3,185,000	3,185,000
FHLMC MHRB, Ser. M001, Class A (Housing, Insd. by & Liq.: FHLMC)	§±	0.56	5/1/2024	11,548,706	11,548,706	0	0	11,548,706	11,548,706
Irvine, CA Unified Sch. Dist. Spl. Tax RB, Austin Trust Cert., Ser. 2007-315 (Special Tax, Liq.: Bank of America Corp. & LOC: State Street Corp.)	§±	1.01	8/6/2009	1,575,000	1,575,000	0	0	1,575,000	1,575,000
Los Angeles, CA Arpt. RB, PUTTER, Ser. 2000-A (Airport, LOC: Citibank NA))	§±	0.44	8/6/2009	8,000,000	8,000,000	0	0	8,000,000	8,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A (Housing, Liq.: Merrill Lynch & Co., Inc.)	§±	0.52	8/6/2009	5,295,000	5,295,000	0	0	5,295,000	5,295,000
Northern California Transmission Agcy. RRB, Oregon Transmission Proj., Ser. A (Utility, Insd. by FSA & SPA: Dexia SA)	§±	0.70	8/6/2009	15,870,000	15,870,000	0	0	15,870,000	15,870,000
Oakland, CA Redev. Agcy. MHRB (Housing, Liq.: FHLMC & LOC: Lloyds TSB Group plc)	§±	0.63	8/6/2009	9,200,000	9,200,000	0	0	9,200,000	9,200,000
Roseville CA COP Ser. A (Electric Revenue, Bank of New York LOC)	§±	1.00	2/1/2035	0	0	525,000	525,000	525,000	525,000
San Francisco CA City & County Redevelopment Agency MFHR Leland Polk Senior Community Ser. A (MFHR, LOC: Citibank NA)	§±	0.55	12/1/2019	0	0	460,000	460,000	460,000	460,000
San Francisco, CA City & Cnty. Arpt. Commision RRB, Ser.36-C (Airport, Insd. by FSA & SPA: Dexia SA)	§±	0.70	8/6/2009	18,145,000	18,145,000	0	0	18,145,000	18,145,000
San Leandro CA Carlton Plaza Ser. A (MFHR, Insd. By FNMA)	§±	0.47	9/15/2032	0	0	1,120,000	1,120,000	1,120,000	1,120,000
					183,613,706		11,545,000		195,158,706
Colorado 3.3%
Arista, CO Metro. Dist. Parking RB, Broomfield Event Ctr., Ser. 2006-A (Miscellaneous Revenue, LOC: Compass Bank)	§±	0.37	12/1/2037	4,980,000	4,980,000	0	0	4,980,000	4,980,000
Aurora CO Housing Authority Liberty Creek Project (Housing Revenue, FNMA Insured)	§±	0.48	2/15/2038	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Centerra, CO Metro. Dist. No. 1 Impt. RRB, Ser. 2008 (Special Tax, LOC: Compass Bank)	§±	0.37	12/1/2036	14,000,000	14,000,000	0	0	14,000,000	14,000,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., Ser. 2006 (Miscellaneous Revenue, LOC: Bank of the West)	§±	0.76	12/1/2038	3,300,000	3,300,000	0	0	3,300,000	3,300,000
Colorado College Investment Ser. I-A (Other Revenue, LOC: Lloyds Bank)	§±	0.44	12/1/2042	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Colorado Edl. & Cultural Facs. Auth. RB, Vail Valley Foundation Proj., Ser. 2007 (Education, LOC: U.S. Bancorp)	§±	0.34	1/1/2039	5,885,000	5,885,000	0	0	5,885,000	5,885,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A (IDR, LOC: Wells Fargo & Co.)	§±**	0.71	8/15/2038	1,805,000	1,805,000	0	0	1,805,000	1,805,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A (IDR, LOC: Wells Fargo & Co.)	§±**	0.71	11/1/2022	1,530,000	1,530,000	0	0	1,530,000	1,530,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A (IDR, LOC: Firstar Bank)	§±	0.85	2/1/2029	2,500,000	2,500,000	0	0	2,500,000	2,500,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc. Proj., Ser. 2002-B (Hospital, LOC: U.S. Bank NA)	§±	0.35	9/1/2023	5,270,000	5,270,000	0	0	5,270,000	5,270,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc. Proj., Ser. 2009 (Hospital, LOC: US Bank)	§±	0.22	12/1/2030	3,900,000	3,900,000	0	0	3,900,000	3,900,000
Colorado Housing & Finance Authority Ready Foods Incorporated Project Ser. A (Other Revenue, US Bank NA LOC)	§±	0.56	1/1/2032	0	0	3,890,000	3,890,000	3,890,000	3,890,000
Colorado Mid-cities Metro. Dist. No 1 Spl. Impt. RRB, Ser. 2004-A (Special Tax, SPA: BNP Paribas SA)	§±	0.43	12/1/2029	13,760,000	13,760,000	0	0	13,760,000	13,760,000
Colorado Springs, CO Util. Sys. RB, Ser. 2005-A (Utility, LOC: State Street Bank & Trust Co.)	§±	0.35	12/1/2020	28,630,000	28,630,000	0	0	28,630,000	28,630,000
Colorado Springs, CO Util. Sys. RRB, Ser. B (Utility, SPA: Dexia SA)	§±	1.00	9/1/2017	9,000,000	9,000,000	0	0	9,000,000	9,000,000
Denver, CO City & Cnty. MHRRB, Garden Court Cmnty. Proj., Ser. 2008 (Housing, Liq.: FNMA)	§±	0.37	12/1/2025	8,150,000	8,150,000	0	0	8,150,000	8,150,000
Denver, CO Urban Renewal Auth. Tax Increment RB, Downtown Denver Proj., Ser. A (Special Tax, LOC: Compass Bank)	§±	0.37	9/1/2017	3,800,000	3,800,000	0	0	3,800,000	3,800,000
Denver, CO Urban Renewal Auth. Tax Increment RB, Downtown Denver Proj., Ser. A-1 (Special Tax, LOC: Compass Bank)	§±	0.33	11/1/2035	4,000,000	4,000,000	0	0	4,000,000	4,000,000
Denver, CO Urban Renewal Auth. Tax Increment RB, Downtown Denver Proj., Ser. C (Special Tax, LOC: U.S. Bank NA)	§±	0.37	11/1/2026	7,590,000	7,590,000	0	0	7,590,000	7,590,000
Fort Collins CO Economic Development Oakridge Project Ser. A (Housing Revenue, US Bank NA LOC)	§±	0.68	12/1/2032	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Harvest Junction, CO Metro Dist. GO, Ser. 2006 (General Obligation - Local, LOC: US Bank NA)	§±	0.40	8/6/2009	3,500,000	3,500,000	0	0	3,500,000	3,500,000
Hudson CO Ser. A (IDR, US Bank NA LOC)	§±	0.78	11/1/2020	0	0	1,250,000	1,250,000	1,250,000	1,250,000
Meridian Ranch, CO Metro. Dist. GO, Ser. 2009 (General Obligation - Local, LOC: U.S. Bank NA)	§±	0.41	8/6/2009	4,270,000	4,270,000	0	0	4,270,000	4,270,000
University of Colorado Enterprise Sys. RRB, Ser. 2007-A (Education, LOC: MBIA)	§±	1.42	8/6/2009	8,000,000	8,000,000	0	0	8,000,000	8,000,000
					133,870,000		18,140,000	0	152,010,000
Connecticut 0.2%
Connecticut Hlth. & Edl. Facs. Auth. RB, Yale New Haven Hosp. Proj., Ser. L-2 (Hospital, LOC: Bank of America Corp.)	§±	0.28	7/1/2036	11,000,000	11,000,000	0	0	11,000,000	11,000,000

Delaware 1.6%
Branch Banking & Trust Co. Muni. Trust RB, Ser. 5003 (Miscellaneous Revenue, SPA: Rabobank Intl.)	§±	0.66	12/1/2032	30,440,851	30,440,851	0	0	30,440,851	30,440,851
Clipper Tax-Exempt Cert. Trust RB, Ser. 2004-10 (Housing, Insd. by FNMA & GNMA & Liq.: State Street Corp.)	§±	0.56	12/1/2035	4,626,000	4,626,000	0	0	4,626,000	4,626,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-26 (Miscellaneous Revenue, Liq.: State Street Corp.)	§±	0.46	5/1/2027	29,272,000	29,272,000	0	0	29,272,000	29,272,000
Delaware EDA RB, Catholic Diocese Wilimington, Inc., Ser. 2002 (Education, LOC: Allied Irish Bank plc)	§±	0.81	5/1/2017	11,000,000	11,000,000	0	0	11,000,000	11,000,000
					75,338,851		0		75,338,851
District of Columbia 0.9%
California CDA RB, Pennsylvania Valley Apt. Auth. Proj., Ser. 2001 (Housing, Insd. by FHLMC)	§±	0.65	12/1/2048	1,745,000	1,745,000	0	0	1,745,000	1,745,000
District of Columbia Carnegie Endowment For International Peace (Other Revenue, Allied Irish Bank plc LOC)	§±	0.85	11/1/2045	0	0	1,775,000	1,775,000	1,775,000	1,775,000
District of Columbia HFA MHRB, Tyler House Trust, Ser. 1995-A (Housing, SPA: Landesbank Hessen-Thüringen Girozentrale)	§±	0.81	10/25/2016	24,200,000	24,200,000		0	24,200,000	24,200,000
District of Columbia RB, Wesley Theological Seminary Issue, Ser. 2008-A (Education, LOC: PNC Financial Services Group, Inc.)	§±	0.35	8/1/2025	5,000,000	5,000,000		0	5,000,000	5,000,000
District of Columbia Refunding GO, Ser. 2008-A (General Obligation - State, LOC: Allied Irish Banks plc)	§±	0.55	8/6/2009	4,285,000	4,285,000		0	4,285,000	4,285,000
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, First Security Bank LOC)	§±	0.56	10/1/2014	0	0	3,755,000	3,755,000	3,755,000	3,755,000
					35,230,000		5,530,000	0	40,760,000
Florida 4.6%
Alachua Cnty., FL HFA MHRB, Sante Fe Apts. Proj., Ser. 2008 (Housing, Insd. by FNMA)	§±	0.33	4/15/2041	8,500,000	8,500,000	0	0	8,500,000	8,500,000
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj. (Housing, Insd. by FNMA)	§±	0.44	6/15/2034	3,765,000	3,765,000	0	0	3,765,000	3,765,000
Alachua Cnty., FL IDRB, Florida Rock Proj. (IDR, LOC: Bank of America Corp.)	§±	0.65	11/1/2022	1,000,000	1,000,000	0	0	1,000,000	1,000,000
Alachua Cnty., FL IDRB, Oak Hall Private Sch., Inc., Ser. 2007 (IDR, LOC: SunTrust Banks, Inc.)	§±	1.90	7/1/2031	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995 (Housing, LOC: Harris Trust & Savings)	§±	0.37	2/1/2015	2,200,000	2,200,000	0	0	2,200,000	2,200,000
Citizens Property Insurance Corp. Florida Refunding Rev. Notes, Class A, Ser. 2007 (Miscellaneous Revenue, SPA: Societe Generale SA)	§±	0.36	3/1/2013	6,260,000	6,260,000	0	0	6,260,000	6,260,000
Clay Cnty., FL Dev. Auth. Edl. Facs. RB, St. John's Country Day Sch. Proj., Ser. 2002 (Education, LOC: SunTrust Banks, Inc.)	§±	1.85	11/1/2025	3,535,000	3,535,000	0	0	3,535,000	3,535,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B (Housing, Insd. by GNMA & LOC: Bank of America Corp.)	§±	0.56	10/1/2009	3,110,000	3,110,000	0	0	3,110,000	3,110,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj. (IDR, LOC: Bank of America Corp.)	§±	0.48	2/1/2017	2,420,000	2,420,000	0	0	2,420,000	2,420,000
Escambia Cnty., FL Solid Waste Disposal Sys. RB, Gulf Power Co. Proj., Ser. 2009 (Electric Revenue, Gtd. by Gulf Power Co.)	§±	0.40	4/1/2039	4,750,000	4,750,000	0	0	4,750,000	4,750,000
Florida Housing Finance Corporation Pinewood Pointe Ser. C (State Agency Housing Revenue, Natixis)	§±	0.78	6/1/2044	0	0	9,515,000	9,515,000	9,515,000	9,515,000
Florida Hsg. Fin. Corp. MHRB, Mariner's Cay Apts., Ser. 2008-M (Housing, Insd. by FNMA)	§±	0.33	12/15/2041	2,750,000	2,750,000	0	0	2,750,000	2,750,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., Ser. 1999 (Housing, Liq.: FHLMC)	§±	0.44	7/1/2036	9,675,000	9,675,000	0	0	9,675,000	9,675,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj., Ser. A (Airport, Gtd. by Berkshire Hathaway, Inc.)	§±	0.54	10/1/2023	6,400,000	6,400,000	0	0	6,400,000	6,400,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj., Ser. B (Airport, Gtd. by Berkshire Hathaway, Inc.)	§±	0.54	10/1/2035	6,900,000	6,900,000	0	0	6,900,000	6,900,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RB, Adventist Hlth. Sys. Proj., Ser. 2005 (Hospital, LOC: SunTrust Banks, Inc.)	§±	2.25	11/15/2035	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C (Hospital, Gtd. by Adventist Hlth. Sys.)	§±	0.40	11/15/2021	500,000	500,000	0	0	500,000	500,000
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., PUTTER, Ser. 2008-A (Airport, LOC: JPMorgan Chase & Co.)	§±	0.66	10/1/2032	8,645,000	8,645,000	0	0	8,645,000	8,645,000
Jacksonville FL HFA Christine Cove Apartments (MFHR, FHLMC Insured)	§±	0.51	9/15/2038	0	0	1,165,000	1,165,000	1,165,000	1,165,000
Jacksonville, FL HFA MHRRB, St. Augustine Apts. Proj., Ser. 2006 (Housing, Insd. by FNMA)	§±	0.35	7/15/2033	3,300,000	3,300,000	0	0	3,300,000	3,300,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A (Hospital, LOC: Bank of America Corp.)	§±	0.33	8/15/2033	240,000	240,000	0	0	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr. (Hospital, LOC: Bank of America Corp.)	§±	0.38	7/1/2019	2,500,000	2,500,000	0	0	2,500,000	2,500,000
Lake Cnty., FL Capital Impt. RB, Deutsche Bank Spears Trust, Ser. 2007 (Special Tax, SPA: Deutsche Bank AG)	§±	0.36	6/1/2015	7,000,000	7,000,000	0	0	7,000,000	7,000,000
Lakeland, FL Energy Sys. RRB, Ser. 2008-B (Utility, LOC: SunTrust Banks, Inc.)	§±	0.60	10/1/2037	500,000	500,000	0	0	500,000	500,000
Lee Cnty., FL HFA SFHRB, Ser. 2908Z (Housing, LOC: GNMA & Liq.: JPMorgan Chase & Co.)	§±	0.66	9/1/2015	6,600,000	6,600,000	0	0	6,600,000	6,600,000
Lee Cnty., FL HFA SFHRB, Ser. 2909Z (Housing, LOC: GNMA & Liq.: JPMorgan Chase & Co.)	§±	0.66	9/1/2015	6,605,000	6,605,000	0	0	6,605,000	6,605,000
Miami Dade County FL IDA Florida Power & Light Company Project (Lease Revenue)	§±	0.40	2/1/2023	0	0	1,800,000	1,800,000	1,800,000	1,800,000
Miami, FL Hlth. Facs. Auth. RRB, Miami Jewish Home and Hosp. for the Aged, Inc. Proj., Ser. 2005 (Hospital, LOC: SunTrust Banks, Inc.)	§±	1.85	8/1/2026	2,000,000	2,000,000	0	0	2,000,000	2,000,000
Miami-Dade Cnty., FL Edl. Facs. RB, Carlos Albizu Univ. Proj., Ser. 2000 (Education, LOC: Bank of America Corp.)	§±	0.45	12/1/2025	2,800,000	2,800,000	0	0	2,800,000	2,800,000
Miami-Dade Cnty., FL IDA RB, Carrollton Sch. Proj., Ser. 1999 (Education, LOC: SunTrust Banks, Inc.)	§±	1.80	6/1/2019	4,225,000	4,225,000	0	0	4,225,000	4,225,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., Ser. 2000-A (IDR, LOC: Royal Bank of Canada)	§±	0.54	3/1/2024	11,000,000	11,000,000	0	0	11,000,000	11,000,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A (Housing, LOC: FHLB)	§±	0.46	4/15/2040	8,090,000	8,090,000	0	0	8,090,000	8,090,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Presbyterian Retirement Cmntys., Ser. B (Continuing Care Retirement Community, Insd. by Radian Group, Inc. & SPA: Bank of America Corp.)	§±	0.32	11/1/2035	6,700,000	6,700,000	0	0	6,700,000	6,700,000
Orange Cnty., FL IDA RB, Independent Blood & Tissue Svcs. of Florida, Inc. Proj., Ser. 2002 (Hospital, LOC: SunTrust Banks, Inc.)	§±	1.85	10/1/2027	8,545,000	8,545,000	0	0	8,545,000	8,545,000
Orange Cnty., FL Sch. Board COP, Deutsche Bank Spears Trust, Ser. 2007-A (Public Facilities, SPA: Deutsche Bank AG)	§±	0.36	8/1/2015	2,865,000	2,865,000	0	0	2,865,000	2,865,000
Orange County FL Housing Finance Authority Lakeside Pointe Apartments Ser. B (Housing Revenue, FNMA Insured)	§±	0.40	5/15/2038	0	0	7,130,000	7,130,000	7,130,000	7,130,000
Orange Cnty., FL Sch. Board COP, Ser. A (Education)	§	5.25	8/1/2009	0	0	1,620,000	1,636,200	1,620,000	1,636,200
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., Ser. 2001 (Hospital, LOC: SunTrust Banks, Inc.)	§±	0.60	12/1/2031	355,000	355,000	0	0	355,000	355,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj. (IDR, LOC: Bank of America Corp.)	§±	0.70	8/1/2017	1,300,000	1,300,000	0	0	1,300,000	1,300,000
Pinellas Cnty., FL IDRB, Neighborly Care Network Proj., Ser. 2008 (Miscellaneous Revenue, LOC: Branch Banking & Trust Co.)	§±	0.37	8/1/2028	5,100,000	5,100,000	0	0	5,100,000	5,100,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., Ser. 1999 (IDR, LOC: U.S. Bancorp)	§±	1.50	1/1/2019	1,020,000	1,020,000	0	0	1,020,000	1,020,000
RBC Municipal Products Incorporated Trust Ser. E2 (Other Revenue, Royal Bank of Canada)	§±	0.56	1/1/2034	0	0	10,480,000	10,480,000	10,480,000	10,480,000
St. Lucie Cnty., FL IDRB, Roof Trusses Co. Proj. (IDR, LOC: Wachovia Bank)	§±(q)	0.69	11/1/2021	0	0	1,605,000	1,605,000	1,605,000	1,605,000
Sarasota County FL Continuing Care Retirement Community Glenridge Palmer Project (HFFA Revenue, Bank of Scotland LOC)	§±	0.49	6/1/2036	0	0	2,465,000	2,465,000	2,465,000	2,465,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B (Education, LOC: Bank of America Corp.)	§±	0.42	12/1/2019	700,000	700,000	0	0	700,000	700,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A (Housing, LOC: Bank of America Corp.)	§±	0.51	2/1/2033	7,300,000	7,300,000	0	0	7,300,000	7,300,000
Volusia Cnty., FL IDA RB, West Volusia Family YMCA, Ser. 2007 (IDR, LOC: SunTrust Banks, Inc.)	§±	1.90	12/1/2027	4,500,000	4,500,000	0	0	4,500,000	4,500,000
West Palm Beach, FL Util. Sys. RB, Ser. 2008C (Water & Sewer, SPA: Dexia SA)		1.00	10/1/2038	6,900,000	6,900,000	0	0	6,900,000	6,900,000
					178,555,000		35,796,200	0	214,351,200
Georgia 2.0%
Atkinson & Coffee Cnty., GA Dev. Auth. Solid Waste RB, Langboard, Inc. Proj., Ser. 2008 (IDR, LOC: CoBank)	§±	0.76	11/1/2033	17,600,000	17,600,000	0	0	17,600,000	17,600,000
Atlanta, GA Urban Residential Fin. Auth. MHRB, Crogman Sch. Apts. Proj., Ser. 2002 (Housing, LOC: SunTrust Banks, Inc.)	§±	2.05	4/1/2034	4,725,000	4,725,000	0	0	4,725,000	4,725,000
Bibb Cnty., GA Dev. Auth. RB, Baptist Vlg. Proj., Ser. 1998 (Housing, LOC: SunTrust Banks, Inc.)	§±	1.85	8/1/2018	4,085,000	4,085,000	0	0	4,085,000	4,085,000
Bibb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Swift Creek Env. Proj., Ser. 2000 (Solid Waste, LOC: SunTrust Banks, Inc.)	§±	2.05	6/1/2030	5,100,000	5,100,000	0	0	5,100,000	5,100,000
Carroll Cnty., GA Dev. Auth. RRB, Royal Metal Products, Inc. Proj., Ser. 2007 (IDR, LOC: Branch Bank & Trust Co.)	§±	0.47	1/18/2027	2,720,000	2,720,000	0	0	2,720,000	2,720,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., Ser. 2000 (IDR, LOC: Branch Bank & Trust Co.)	§±	0.78	7/1/2020	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Cobb Cnty., GA IDA RB, Standex Intl. Corp. Proj. (IDR, LOC: Bank of America Corp.)	§±	0.67	1/1/2018	3,300,000	3,300,000	0	0	3,300,000	3,300,000
Fulton Cnty., GA Dev. Auth. RB, The Lovett Sch. Proj., Ser. 2008 (Education, LOC: SunTrust Banks, Inc.)	§±	1.85	4/1/2033	12,500,000	12,500,000	0	0	12,500,000	12,500,000
Fulton Cnty., GA Dev. Auth. RB, Woodward Academy, Inc. Proj., Ser. 2002 (Education, LOC: SunTrust Banks, Inc.)	§±	1.85	12/1/2027	6,400,000	6,400,000	0	0	6,400,000	6,400,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj. (IDR, LOC: Bank of America Corp.)	§±	0.78	6/1/2010	300,000	300,000	0	0	300,000	300,000
Macon Trust Pooled Cert. RB, Ser. 1997 (Housing, Insd. by FSA & LOC: Bank of America Corp.)	§±	0.66	12/5/2030	315,000	315,000	0	0	315,000	315,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., Ser. 1995 (Housing, LOC: SunTrust Banks, Inc.)	§±	2.05	11/1/2015	163,000	163,000	0	0	163,000	163,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj., Ser. 2003 (Education, LOC: Branch Bank & Trust Co.)	§±	0.37	10/1/2032	11,045,000	11,045,000	0	0	11,045,000	11,045,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj., Ser. 2006-A (Education, LOC: Branch Bank & Trust Co.)	§±	0.37	10/1/2036	5,500,000	5,500,000	0	0	5,500,000	5,500,000
Savannah, GA EDA RB, Calvary Day Sch. Proj., Ser. 2006 (Education, LOC: SunTrust Banks, Inc.)	§±	1.85	11/1/2026	6,300,000	6,300,000	0	0	6,300,000	6,300,000
Savannah, GA EDRB, Georgia Kaolin, Inc. (IDR, LOC: Bank of America Corp.)	§±	0.65	7/1/2027	2,250,000	2,250,000	0	0	2,250,000	2,250,000
Thomasville, GA Hosp. Auth. RAN, John D Archbold Mem. Hosp., Inc., Ser. 2003 (Hospital, LOC: SunTrust Banks, Inc.)	§±	1.85	11/1/2023	8,100,000	8,100,000	0	0	8,100,000	8,100,000
					93,403,000		0		93,403,000
Hawaii 0.1%
Hawaii Hsg. Fin. & Dev. Corp. MHRB, Lokahi Kau, Ser. 2008 (Housing, Insd. by FHLMC)	§±	0.34	12/1/2041	5,200,000	5,200,000	0	0	5,200,000	5,200,000

Idaho 0.6%
Cassia Cnty., ID Indl. Dev. Corp. RB, East Valley Cattle LLC Proj., Ser. 2006 (Miscellaneous Revenue, LOC: RaboBank)	§±	0.76	8/1/2026	7,000,000	7,000,000	0	0	7,000,000	7,000,000
Cassia Cnty., ID Indl. Dev. Corp. RB, Vance Dairy Construction Proj., Ser. 2007 (Miscellaneous Revenue, LOC: Bank of America Corp.)	§±	0.76	6/1/2027	2,000,000	2,000,000	0	0	2,000,000	2,000,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., Ser. 2006 (IDR, LOC: Bank of Montreal)	§±	0.76	12/1/2029	19,420,000	19,420,000	0	0	19,420,000	19,420,000
					28,420,000		0		28,420,000
Illinois 4.0%
Chicago IL Enterprise Zone Gardner Gibson Project (Economic Development Revenue, Harris Trust Savings Bank LOC)	§±	0.61	7/1/2033	0	0	3,670,000	3,670,000	3,670,000	3,670,000
Chicago IL Wastewater Transmission Subseries C-2 (Sewer Revenue, Bank of America NA LOC)	§±	0.38	1/1/2039	0	0	280,000	280,000	280,000	280,000
Chicago, IL Ed. Board Unlimited Tax GO, Ser. 2009-D (General Obligation - Local)		1.00	12/1/2009	4,340,000	4,348,568	0	0	4,340,000	4,348,568
Chicago, IL Muni. Securitization Trust Receipts GO, Class A, Ser. 53 (General Obligation - Local, SPA: Societe Generale SA)	§±	0.36	1/1/2030	7,305,000	7,305,000	0	0	7,305,000	7,305,000
Chicago, IL Muni. Securitization Trust Receipts GO, Class A, Ser. 56 (General Obligation - Local, SPA: Societe Generale SA)	§±	0.36	1/1/2030	3,270,000	3,270,000	0	0	3,270,000	3,270,000
Chicago, IL O'Hare Intl. Arpt. RB, Deutsche Bank Spears Trust, Ser. 2005-A (Airport, SPA: Deutsche Bank AG)	§±	0.36	1/1/2022	2,210,000	2,210,000	0	0	2,210,000	2,210,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj., Ser. A (Special Tax, LOC: Northern Trust Co.)	§±	0.42	12/1/2011	4,130,000	4,130,000	0	0	4,130,000	4,130,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj., Ser. B (Special Tax, LOC: Northern Trust Co.)	§±	0.42	12/1/2014	2,765,000	2,765,000	0	0	2,765,000	2,765,000
Cook Cnty., IL GO, Ser. 559 (General Obligation - Local, Liq.: JPMorgan Chase & Co.)	§±	0.56	5/15/2012	2,665,000	2,665,000	0	0	2,665,000	2,665,000
Des Plaines IL Finzer Roller Incorporated Project (IDR, Harris Trust Savings Bank LOC)	§±	1.25	8/1/2021	0	0	260,000	260,000	260,000	260,000
East Peoria, IL Comml. Dev. RRB, Kroger Co. Proj., Ser. 2003 (IDR, LOC: U.S. Bank NA)	§±	0.44	12/1/2013	3,125,000	3,125,000	0	0	3,125,000	3,125,000
Hamilton, IL Mem. Hosp. Dist. RB, Hamilton Mem. Hosp. Dist. Proj., Ser. 2007 (Hospital, LOC: JPMorgan Chase & Co.)	§±	0.44	11/1/2037	18,500,000	18,500,000	0	0	18,500,000	18,500,000
Illinois Dev. Fin. Auth. Hsg. RB, Crown Court Properties Ltd. Proj., Ser. 2001-A (Housing, LOC: U.S. Bank NA)	§±	0.40	3/1/2027	2,040,000	2,040,000	0	0	2,040,000	2,040,000
Illinois Dev. Fin. Auth. Indl. RB, Shelby Mem. Hosp., Inc., Ser. 1999-B-1 (Hospital, LOC: Comerica, Inc.)	§±	0.49	10/1/2029	3,225,000	3,225,000	0	0	3,225,000	3,225,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., Ser. 1985 (IDR, LOC: Rabobank Intl.)	§±	0.35	12/1/2016	7,500,000	7,500,000	0	0	7,500,000	7,500,000
Illinois Dev. Fin. Auth. RB, Glenwood School for Boys, Ser. 1998 (Education, LOC: Harris NA)	§±	0.38	2/1/2033	550,000	550,000	0	0	550,000	550,000
Illinois Dev. Fin. Auth. Residential Rental RB, Harris Pavilion Proj., Ser. 1994 (Housing, Insd. by FHLMC)	§±	0.49	4/1/2024	6,450,000	6,450,000	0	0	6,450,000	6,450,000
Illinois Development Finance Authority MCL Incorporated Project (IDR)	§±	1.50	6/1/2017	0	0	2,695,000	2,695,000	2,695,000	2,695,000
Illinois Development Finance Authority Universal Press Inc. Proj. Ser. A (IDR, Lasalle National Bank NA LOC)	§±	0.70	7/1/2020	0	0	1,600,000	1,600,000	1,600,000	1,600,000
Illinois Fin. Auth. RB, Easter Seals Metro Chicago, Inc. Proj., Ser. 2007 (Miscellaneous Revenue, LOC: Harris NA)	§±	0.37	4/1/2037	1,300,000	1,300,000	0	0	1,300,000	1,300,000
Illinois Fin. Auth. RB, Rush Univ. Med. Ctr. Obl. Group, Ser. 2008-A (Hospital, LOC: Northern Trust Co.)	§±	0.35	11/1/2045	3,500,000	3,500,000	0	0	3,500,000	3,500,000
Illinois Fin. Auth. RB, Southern Illinois Healthcare (Hospital, LOC: Bank of Nova Scotia)	§±	0.40	3/1/2038	9,160,000	9,160,000	0	0	9,160,000	9,160,000
Illinois Fin. Auth. RB, Southern Illinois Healthcare (Hospital, LOC: RBC)	§±	0.46	3/1/2011	10,000,000	10,000,000	0	0	10,000,000	10,000,000
Illinois Fin. Auth. RRB, Univ. Chicago Med. Ctr., Ser. 2009-B-2 (Hospital, LOC: Bank of Montreal)	§±	0.32	8/15/2026	10,000,000	10,000,000	0	0	10,000,000	10,000,000
Illinois Fin. Auth. Inx International Ink Company (IDR JPMorgan Chase Bank LOC)	§±	0.50	1/1/2034	0	0	900,000	900,000	900,000	900,000
Illinois Fin. Auth. Merug LLC Ser. B (IDR, JPMorgan Chase Bank LOC)	§±	1.50	12/1/2018	0	0	710,000	710,000	710,000	710,000
Illinois Hlth. Facs. Auth. RB, Central Dupage Hlth., Ser. 2000-C (Hospital, LOC: JPMorgan & Co., Inc.)	§±	0.33	11/1/2027	41,845,000	41,845,000	0	0	41,845,000	41,845,000
Illinois Housing Dev. Auth. Brainard Landings Apts. (Housing Revenue, US Bank NA LOC)	§±	0.45	5/1/2042	0	0	2,600,000	2,600,000	2,600,000	2,600,000
Illinois Regl. Transit Auth. MSTR RB, Class A, Ser. 55 (Special Tax, LOC: Societe Generale)	§±	0.36	11/1/2021	2,420,000	2,420,000	0	0	2,420,000	2,420,000
Lake Cnty., IL MHRB, Whispering Oaks Apts. Proj., Ser. 2008 (Housing, LOC: FHLMC)	§±	0.40	11/1/2045	6,500,000	6,500,000	0	0	6,500,000	6,500,000
Lake County IL Brown Paper Goods Proj. (IDR, Bank One Chicago NA LOC)	§±	1.50	10/1/2021	0	0	1,755,000	1,755,000	1,755,000	1,755,000
Lake County IL Countryside Landfill Inc. (Solid Waste Revenue, JP Morgan Chase Bank LOC)	§±	0.55	4/1/2021	0	0	1,370,000	1,370,000	1,370,000	1,370,000
Lake County IL Northpoint Association (IDR, Northern Trust Corporation LOC)	§±	0.50	7/1/2029	0	0	2,600,000	2,600,000	2,600,000	2,600,000
Lake Zurich IL (Economic Development Revenue, JP Morgan Chase Bank LOC)	§±	1.50	12/1/2009	0	0	1,500,000	1,500,000	1,500,000	1,500,000
Schaumburg, IL GO, ROC-RR-II-R-11698 (General Obligation - Local, LOC: BHAC)	§±	0.41	12/1/2032	5,600,000	5,600,000	0	0	5,600,000	5,600,000
Skokie, IL EDRB, Skokie Fashion Square Proj., Ser. 1984 (IDR, LOC: LaSalle Bank)	§±	0.73	12/1/2014	1,850,000	1,850,000	0	0	1,850,000	1,850,000
Vernon Hills IL Northwestern Tool & Die Proj. (IDR, LaSalle National Bank NA LOC)	§±	0.63	4/1/2025	0	0	1,960,000	1,960,000	1,960,000	1,960,000
West Frankfort, IL IDRRB, Kroger Co., Ser. 2004 (IDR, LOC: U.S. Bank NA)	§±	0.41	11/1/2012	800,000	800,000	0	0	800,000	800,000
					161,058,568		21,900,000		182,958,568
Indiana 3.4%
Angola IN Pine Manor Inc. Proj. (IDR, National City Bank LOC)	§±	1.15	8/1/2023	0	0	1,940,000	1,940,000	1,940,000	1,940,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., Ser. 1997 (IDR, LOC: Harris Trust & Savings Bank)	§±	0.81	8/1/2012	1,335,000	1,335,000	0	0	1,335,000	1,335,000
Greensburg IN Community Partners Village II (Housing Revenue, FHLMC Insured)	§±	0.44	9/1/2029	0	0	1,925,000	1,925,000	1,925,000	1,925,000
Indiana Bond Bank Advance Funding Program Notes, Ser. 2009-A (Miscellaneous Revenue, LOC: JPMorgan Chase & Co.)	§±	2.00	1/5/2010	38,000,000	38,143,536	3,700,000	3,713,976	41,700,000	41,857,512
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., Ser. 1996 (IDR, LOC: Bank One)	§±	0.70	6/1/2016	1,230,000	1,230,000	0	0	1,230,000	1,230,000
Indiana Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. 2008D-1 (Hospital)	§±	0.25	12/1/2034	21,000,000	21,000,000	0	0	21,000,000	21,000,000
Indiana Hlth. & Edl. Facs. Fin. Auth. RB, Clarian Hlth. Obligated Group, Ser. 2005-D (Hospital, LOC: Branch Bank & Trust Co.)	§±	0.26	2/15/2030	8,920,000	8,920,000	0	0	8,920,000	8,920,000
Indiana Hlth. Facs. Fin. Hosp. Auth. RB, Cmnty. Hosp. Proj., Ser. 2000-B (Housing, LOC: Bank of America Corp.)	§±	0.40	7/1/2028	2,115,000	2,115,000	0	0	2,115,000	2,115,000
Indiana State Dev. Fin. Auth. IN Shelby Gravel Inc. Proj. (IDR)	§±	1.15	10/1/2017	0	0	2,160,000	2,160,000	2,160,000	2,160,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj., Ser. 2008-C-6 (Airport, SPA: Dexia SA)	§±	1.10	1/1/2033	11,000,000	11,000,000	0	0	11,000,000	11,000,000
Indianapolis, IN Pub. Impt. GO, Ser. 2009-B (General Obligation - Local, LOC: Bank of New York Mellon Corp.)	§±	0.78	1/10/2010	14,000,000	14,000,000	0	0	14,000,000	14,000,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003 (IDR, LOC: Bank of New York Mellon Corp.)	§±	0.76	9/1/2028	3,885,000	3,885,000	0	0	3,885,000	3,885,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006 (Solid Waste, LOC: RaboBank Nederland)	§±	0.39	9/1/2028	24,200,000	24,200,000	0	0	24,200,000	24,200,000
Noblesville IN Greystone Apts. Proj. Ser. B (Housing Revenue, Federal Home Loan Bank LOC)	§±	0.70	3/1/2041	0	0	1,500,000	1,500,000	1,500,000	1,500,000
St .Joseph County Midcorr Land Dev. LLC Proj. (IDR, National City Bank LOC)	§±	1.15	10/1/2023	0	0	2,820,000	2,820,000	2,820,000	2,820,000
St. Joseph Cnty., IN EDRB, Hannah & Friends Proj., Ser. 2007 (Miscellaneous Revenue, LOC: Bank of America Corp.)	§±	0.45	11/1/2035	2,210,000	2,210,000	0	0	2,210,000	2,210,000
Valparaiso, IN Econ. Dev. RB, Pines Village Retirement Cmnty. Proj., Ser. 2008 (Continuing Care Retirement Community, LOC: Bank of America Corp.)	§±	0.44	5/1/2038	10,595,000	10,595,000	0	0	10,595,000	10,595,000
Wabash, IN EDRB, Martin Yale Inds. Proj., Ser. 1998 (IDR, LOC: Bank One)	§±	1.50	9/1/2028	2,700,000	2,700,000	0	0	2,700,000	2,700,000
					141,333,536		14,058,976		155,392,512
Iowa 0.8%
Des Moines IA Elliot Aviation Project (Other Revenue, US Bank NA LOC)	§±	0.58	8/1/2027	0	0	5,800,000	5,800,000	5,800,000	5,800,000
Iowa Fin. Auth. IDRB, Interwest Proj., Ser. 2001 (IDR, SPA: Bay Hypo-Und Vereinsbank AG)	§±	0.76	11/1/2016	2,690,000	2,690,000	0	0	2,690,000	2,690,000
Iowa Fin. Auth. RB, Randy & Ronnie Hunt Partnership Proj., Ser. 2009 (Miscellaneous Revenue, SPA: Rabobank Nederland NV)	§±	0.41	2/1/2027	3,250,000	3,250,000	0	0	3,250,000	3,250,000
Iowa Fin. Auth. SFHRB, Ser. 2006-F (Housing, LOC: State Street Corp.)	§±	0.43	7/1/2036	12,000,000	12,000,000	0	0	12,000,000	12,000,000
Iowa Fin. Auth. Solid Waste Disposal RB, Real Estate Iowa One Proj., Ser. 2006 (Solid Waste, LOC: Rabobank Intl.)	§±	0.71	10/1/2031	7,700,000	7,700,000	0	0	7,700,000	7,700,000
Iowa Fin. Auth. Great River Medical Ctr. Proj. (HCFR, Allied Irish Bank plc LOC)	§±	0.64	6/1/2027	0	0	125,000	125,000	125,000	125,000
Iowa Higher Edl. Loan Auth. Private College Facs. RB, Graceland Univ. Proj., Ser. 2003 (Education, LOC: Bank of America Corp.)	§±	0.40	2/1/2033	1,900,000	1,900,000	0	0	1,900,000	1,900,000
Le Mars, LA IDRB, Feuerhelm Properties LP Proj., Ser. 2000-A (IDR, LOC: Bank of the West)	§±	0.76	3/1/2016	1,850,000	1,850,000	0	0	1,850,000	1,850,000
					29,390,000		5,925,000		35,315,000
Kansas 0.3%
Dodge City, KS IDRB, Farmland Natl. Beef Proj., Ser. 1999 (IDR, LOC: U.S. Bancorp)	§±	0.71	2/1/2029	1,000,000	1,000,000	0	0	1,000,000	1,000,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000 (IDR, LOC: Rabobank Intl.)	§±	0.71	10/1/2009	4,075,000	4,075,000	0	0	4,075,000	4,075,000
Olathe KS Diamant Boart Ser. A (IDR)	§±	0.65	3/1/2027	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Olathe KS ISL LLC Proj. (Other Revenue, US Bank NA LOC)	§±	0.73	8/1/2027	0	0	4,695,000	4,695,000	4,695,000	4,695,000
Olathe, KS IDRB, Insulite Proj., Ser. 2000 (IDR, LOC: U.S. Bancorp)	§±	0.37	6/1/2020	1,065,000	1,065,000	0	0	1,065,000	1,065,000
Olathe, KS MHRRB, Jefferson Place Apts. Proj., Ser. B (Housing, Insd. by FHLMC)	§±	0.41	1/1/2034	2,485,000	2,485,000	0	0	2,485,000	2,485,000
					8,625,000		5,695,000		14,320,000
Kentucky 1.7%
Breckinridge Cnty., KY Lease Program RB, Ser. 1999 (Public Facilities, LOC: US Bank NA)	§±	0.35	12/1/2029	2,770,000	2,770,000	0	0	2,770,000	2,770,000
Breckinridge Cnty., KY Lease Program RB, Ser. 2001-A (Public Facilities, LOC: U.S. Bank NA)	§±	0.35	2/1/2031	1,335,000	1,335,000	0	0	1,335,000	1,335,000
Hancock Cnty., KY Solid Waste Disposal Facs. RB, Nsa Ltd. Proj., Ser. 1998 (Solid Waste, LOC: Bank of America Corp.)	§±	0.41	4/1/2028	7,815,000	7,815,000	0	0	7,815,000	7,815,000
Hopkins County KY LOK Corp. Proj. (IDR, PNC Bank NA LOC)	§±	0.55	10/1/2017	0	0	6,650,000	6,650,000	6,650,000	6,650,000
Jefferson County KY (IDR, National City Bank LOC)	§±	0.65	9/1/2022	0	0	3,050,000	3,050,000	3,050,000	3,050,000
Kenton County KY Packaging Unlimited Northern KY (IDR, National City Bank LOC)	§±	0.80	5/1/2014	0	0	1,687,000	1,687,000	1,687,000	1,687,000
Kentucky Econ. Dev. Fin. Auth. Hosp. RB, Ashland Hosp. Corp., Ser. B (Hospital, LOC: Branch Bank & Trust Co.)	§±	0.32	8/6/2009	15,000,000	15,000,000	0	0	15,000,000	15,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. RB, Baptitst Hlth. Care Sys. Obl. Group, Ser. 2009-B-3 (Hospital, LOC: Branch Banking & Trust Co.)	§±	0.37	8/15/2038	7,655,000	7,655,000	0	0	7,655,000	7,655,000
Kentucky EDA Fin. RB, Goodwill Industries Kentucky, Inc. Proj., Ser. 2007 (Miscellaneous Revenue, LOC: PNC Financial Services Group, Inc.)	§±	0.40	12/1/2037	8,200,000	8,200,000	0	0	8,200,000	8,200,000
Kentucky EDFA (Economic Development Revenue, JPMorgan Chase Bank LOC)	§±	0.60	10/1/2028	0	0	6,225,000	6,225,000	6,225,000	6,225,000
Logan County KY Solid Waste Mgmnt. LLC Project (Other Revenue, PNC Bank NA LOC)	§±	0.51	3/1/2021	0	0	7,450,000	7,450,000	7,450,000	7,450,000
Louisville, KY Regl. Arpt. Auth. Spl. Facs. RB, OH, LLC Proj., Ser. A (Airport, SPA: Merrill Lynch & Co., Inc.)	§±	0.29	11/1/2036	1,000,000	1,000,000	0	0	1,000,000	1,000,000
Montgomery Cnty., KY Indl. Bldg. Facs. RB, Fineblanking Corp. Proj., Ser. 1996 (IDR, LOC: Bank of America Corp.)	§±	0.67	8/1/2015	1,800,000	1,800,000	0	0	1,800,000	1,800,000
Morgantown, KY Solid Waste Disposal Facs. RB, Imco Recycling, Inc. Proj., Ser. 2004 (Solid Waste, LOC: PNC Financial Services Group, Inc.)	§±	0.41	10/1/2027	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Williamstown, KY League of Cities Funding Trust Lease RB, Ser. 2008-A (Public Facilities, LOC: U.S. Bank NA)	§±	0.30	7/1/2038	3,875,000	3,875,000	0	0	3,875,000	3,875,000
					54,450,000		25,062,000		79,512,000
Louisiana 1.2%
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj. (Miscellaneous Revenue, Gtd. by Honeywell Intl., Inc.)	§±	0.61	12/1/2036	4,000,000	4,000,000	0	0	4,000,000	4,000,000
Louisiana Offshore Term Auth. Deepwater Port RRB, 1st Stage Loop LLC, Ser. 1997-A (Miscellaneous Revenue, LOC: JPMorgan Chase & Co., Inc.)	§±	0.33	9/1/2017	23,560,000	23,560,000	0	0	23,560,000	23,560,000
Louisiana Pub. Facs. Auth Hosp. RRB, Francscan Missionaries of Our Lady Hlth. Sys., Ser. 2005 (Hospital, LOC: JPMorgan Chase & Co.)	§±	0.38	7/1/2028	29,590,000	29,590,000	0	0	29,590,000	29,590,000
					57,150,000		0		57,150,000
Maine 0.5%
Maine Fin. Auth. RB, Kents Hill Sch. Proj., Ser. 2006 (Education, LOC: Allied Irish Banks plc)	§±	0.48	1/1/2036	4,775,000	4,775,000	0	0	4,775,000	4,775,000
Maine Hsg. Auth. Mtge. RB, Ser. G (Housing, SPA: State Street Corp.)	§±	0.35	11/15/2037	17,125,000	17,125,000	0	0	17,125,000	17,125,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., Ser. 2000 (Miscellaneous Revenue, LOC: KeyCorp)	§±	2.90	8/1/2020	30,000	30,000	0	0	30,000	30,000
					21,930,000		0		21,930,000
Maryland 3.6%
Baltimore Cnty., MD RB, Cross Creek Apts. Proj., Ser. 2008 (Housing, LOC: PNC Financial Services Group, Inc.)	§±	0.40	11/1/2033	4,465,000	4,465,000	0	0	4,465,000	4,465,000
Baltimore Cnty., MD RB, Maryvale Prep Sch. Facs. Proj., Ser. 2005-A (Education, LOC: M&T Bank & Trust Co.)	§±	0.46	12/3/2035	2,875,000	2,875,000	0	0	2,875,000	2,875,000
Howard Cnty., MD MHRRB, Sherwood Crossing Apts., Ser. 2003 (Housing, Insd. by FNMA)	§±	0.33	7/15/2033	13,910,000	13,910,000	0	0	13,910,000	13,910,000
Maryland CDA MHRB, Hopkins Village Apts., Ser. 2008-F (Housing, Liq.: FHLMC)	§±	0.33	11/1/2038	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Maryland CDA RB, Residential Proj., Ser. 2006-G (Housing, SPA: State Street Corp.)	§±	0.40	9/1/2040	18,200,000	18,200,000	0	0	18,200,000	18,200,000
Maryland Econ. Dev. Corp. RB, Goodwill Industires of the Chesapeake, Inc. Proj., Ser. 1999 (Miscellaneous Revenue, LOC: SunTrust Banks, Inc.)	§±	2.05	9/1/2024	2,375,000	2,375,000	0	0	2,375,000	2,375,000
Maryland Econ. Dev. Corp. RB, YMCA Central Maryland, Inc. Proj., Ser. 2003 (Miscellaneous Revenue, LOC: Branch Banking & Trust Co.)	§±	0.37	4/1/2028	2,465,000	2,465,000	0	0	2,465,000	2,465,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Anne Arundel Hlth. Sys., Ser. 2009-B (Hospital, LOC: M&T Trust Co.)	§±	0.41	7/1/2043	39,000,000	39,000,000	0	0	39,000,000	39,000,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Friends Sch. of Baltimore, Ser. 2004 (Education, LOC: SunTrust Banks, Inc.)	§±	1.85	5/1/2029	2,605,000	2,605,000	0	0	2,605,000	2,605,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Sheppard Pratt Proj., Ser. 2003-B (Hospital, LOC: SunTrust Banks, Inc.)	§±	1.85	7/1/2028	6,405,000	6,405,000	0	0	6,405,000	6,405,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Stella Maris Issue, Ser. 1997 (Hospital, LOC: Manufacturers & Traders Trust Co.)	§±	0.40	7/1/2021	12,120,000	12,120,000	0	0	12,120,000	12,120,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Univ. of Maryland Med. Sys., Ser. 2008-E (Hospital, LOC: SunTrust Banks, Inc.)	§±	1.80	7/1/2041	24,000,000	24,000,000	0	0	24,000,000	24,000,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Univ. of Maryland Med. Sys., Ser. 2008-H (Hospital, LOC: Maunfacturers & Traders Trust Co.)	§±	0.41	7/1/2032	6,600,000	6,600,000	0	0	6,600,000	6,600,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Villa Julie College, Ser. 2005 (Education, LOC: Bank of America Corp.)	§±	0.37	7/1/2030	1,585,000	1,585,000	0	0	1,585,000	1,585,000
Montgomery Cnty., MD EDRB, Sandy Spring Friends Sch. Facs., Ser. 2004 (Education, LOC: SunTrust Banks, Inc.)	§±	1.85	9/1/2034	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB (Housing, SPA: Danske Bank)	§±	0.67	9/1/2010	2,000,000	2,000,000	0	0	2,000,000	2,000,000
Montgomery Cnty., MD Hsg. Opportunities RB, Ser. 2002-C (Housing, LOC: PNC Financial Services Group, Inc.)	§±	0.35	11/1/2032	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Montgomery Cnty., MD SFHRB, Ser. F (Housing, SPA: PNC Financial Services Group, Inc.)	§±	0.55	7/1/2038	10,000,000	10,000,000	0	0	10,000,000	10,000,000
University of Maryland COP, College Business Sch. Proj., Ser. 2000 (Public Facilities, LOC: Bank of America Corp.)	§±	0.46	6/1/2015	4,940,000	4,940,000	0	0	4,940,000	4,940,000
					164,545,000		0		164,545,000
Massachusetts 0.9%
Massachusetts Bay Trans. Auth. GO, Gen. Trans. Sys., Ser. 2000 (General Obligation - State, SPA: Dexia SA)	§±	0.60	3/1/2030	10,200,000	10,200,000	0	0	10,200,000	10,200,000
Massachusetts Dev. Fin. Agcy. RB, Boston Univ. Proj., Ser. U-6C (Education, LOC: Allied Irish Banks plc)	§±	0.30	10/1/2042	9,700,000	9,700,000	0	0	9,700,000	9,700,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A (Housing, Insd. by FNMA)	§±	0.60	7/15/2036	3,800,000	3,800,000	0	0	3,800,000	3,800,000
Massachusetts Dev. Fin. Agcy. RB, Worcester Academy Proj., Ser. 2008 (Education, SPA: Allied Irish Banks plc)	§±	0.45	8/1/2038	1,250,000	1,250,000	0	0	1,250,000	1,250,000
Massachusetts Muni. Securitization Trust Receipts GO, Class A (General Obligation - State, LOC: Societe Generale SA)	§±	0.34	8/1/2037	7,625,000	7,625,000	0	0	7,625,000	7,625,000
Massachusetts Muni. Securitization Trust Receipts GO, Class A (General Obligation - State, SPA: Dexia SA)	§±	0.34	5/1/2037	4,250,000	4,250,000	0	0	4,250,000	4,250,000
New York Mtge. Agcy. Homeowner RB, Ser. 161, ROC-RR-II-R-11713 (Housing, Liq.: CitiBank NA)	§±	0.38	10/1/2016	4,400,000	4,400,000	0	0	4,400,000	4,400,000
					41,225,000		0		41,225,000
Michigan 2.8%
Detroit, MI Sewer Disposal Auth. RRB, Ser. 2006 (Water & Sewer, LOC: Bank of New York Mellon Corp.)	§±	0.45	8/3/2010	29,982,500	29,982,500	0	0	29,982,500	29,982,500
Macomb Cty. Econ. Dev. Corp.(IDR, National City Bank LOC)	§±	1.15	12/1/2017	0	0	2,180,000	2,180,000	2,180,000	2,180,000
Michigan HDA RB, Rental Hsg. Proj., Ser. 2006-A (Housing, Insd. by FSA & SPA: Fortis Bank)	§±	0.36	10/1/2040	15,000,000	15,000,000	0	0	15,000,000	15,000,000
Michigan HDA RB, Rental Hsg. Proj., Ser. 2006-C (Housing, Insd. by FSA & SPA: Fortis Bank)	§±	0.36	4/1/2041	30,000,000	30,000,000	0	0	30,000,000	30,000,000
Michigan Higher Ed. Auth. Student Loan RRB, RBC Muni. Products Trust, Inc. Cert., Ser. L-33 (Student Loan, LOC: & Liq.: Royal Bank of Canada)	§±	0.54	9/1/2026	40,495,000	40,495,000	0	0	40,495,000	40,495,000
Michigan Muni. Bond Auth. RB, Ser. A2 (Miscellaneous Revenue, Dexia Credit Local de France LOC)		3.00	8/20/2009	0	0	5,300,000	5,303,155	5,300,000	5,303,155
Michigan State Strategic Fund Fitz Land LLC Proj. (IDR, National City Bank LOC)	§±	1.15	8/1/2025	0	0	1,220,000	1,220,000	1,220,000	1,220,000
Michigan Strategic Fund Ltd. RB, Methodist Childrens Home Proj., Ser. 1995 (Miscellaneous Revenue, LOC: JPMorgan Chase & Co.)	§±	0.88	8/1/2015	1,500,000	1,500,000	0	0	1,500,000	1,500,000
Michigan Strategic Fund, Ltd. Obl. RB, Mibelloon Dairy Proj., Ser. 2006 (IDR, LOC: Wells Fargo & Co.)	§±**	0.71	12/1/2026	3,000,000	3,000,000	0	0	3,000,000	3,000,000
					119,977,500		8,703,155		128,680,655
Minnesota 2.2%
Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)	§±	0.48	11/15/2032	0	0	510,000	510,000	510,000	510,000
Bloomington MN Norlan Partners Ser. B (Housing Revenue, LaSalle National Bank NA LOC)	§±	0.51	7/15/2032	0	0	1,805,000	1,805,000	1,805,000	1,805,000
Bloomington MN Ser. A1 (Housing Revenue, FNMA Insured)	§±	0.48	7/15/2032	0	0	5,090,000	5,090,000	5,090,000	5,090,000
Coon Rapids MN Drake Apts. Proj. A (Other Revenue, FNMA Insured)	§±	0.48	6/15/2038	0	0	1,800,000	1,800,000	1,800,000	1,800,000
East Grand Forks, MN Solid Waste Disposal RRB, Amern Crystal Sugar Co. Proj. (Solid Waste, LOC: CoBank)	§±	0.71	12/1/2021	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Eden Prairie, MN MHRRB, Park At City West Apts. Proj., Ser. 2001 (Housing, Insd. by FHLMC)	§±	2.05	9/1/2031	300,000	300,000	0	0	300,000	300,000
Hennepin Cty. MN Housing & RDA Stone Arch Apts. Proj. (MFHR, LaSalle National Bank NA LOC)	§±	0.44	4/15/2035	0	0	1,985,000	1,985,000	1,985,000	1,985,000
Mahtomedi MN Briarcliff Manor Apts. Ser. A (Other Revenue, FNMA Insured)	§±	0.48	6/15/2038	0	0	2,400,000	2,400,000	2,400,000	2,400,000
Minneapolis MN Driftwood Apts. Proj. A (Housing Revenue, US Bank NA LOC)	§±	0.51	10/1/2024	0	0	2,740,000	2,740,000	2,740,000	2,740,000
Minneapolis MN Second Street Acquisition Ser. A (Housing Revenue, LaSalle National Bank NA LOC)	§±	0.51	1/1/2033	0	0	2,780,000	2,780,000	2,780,000	2,780,000
Minneapolis St. Paul MN Housing & RDA Childrens Health Care Ser. B (HCFR, First Security Bank LOC)	§±	0.34	8/15/2025	0	0	660,000	660,000	660,000	660,000
Minneapolis, MN MHRB, Stone Arch Apts. (Housing, Insd. by FHLB)	§±	0.44	4/15/2035	3,600,000	3,600,000	0	0	3,600,000	3,600,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996 (IDR, LOC: Firstbank Corp.)	§±	0.78	5/1/2016	980,000	980,000	0	0	980,000	980,000
Minnesota Bond Securitization Trust Cert. RB, Carleton Lofts Proj., Class A (Housing, LOC: LaSalle Bank NA)	§±	0.61	6/1/2019	8,245,000	8,245,000	0	0	8,245,000	8,245,000
Minnesota State HEFAR Olaf College Five M2 (College & University Revenue, Harris Trust Savings Bank LOC)	§±	0.39	10/1/2020	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Minnesota State HFA Residential Housing Ser. C (Housing Revenue, FHLB Insured)	§±	0.40	7/1/2048	0	0	3,635,000	3,635,000	3,635,000	3,635,000
Minnesota State HFA Ser. 1552 (Housing Revenue, GO of Authority)	§±	0.54	1/1/2010	0	0	330,000	330,000	330,000	330,000
Minnesota State Residential Housing Ser. G (Housing Revenue, GO of Authority)	§±	0.39	1/1/2032	0	0	305,000	305,000	305,000	305,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., Ser. 1997 (IDR, LOC: Wells Fargo & Co.)	§±**	0.71	4/1/2012	5,500,000	5,500,000	0	0	5,500,000	5,500,000
Plymouth MN The Lakes Apts. Proj. (Housing Revenue, FHLMC Insured)	§±	0.48	8/1/2034	0	0	925,000	925,000	925,000	925,000
Ramsey County MN Housing & Redev.. MFHR Gateway Apts. LP Ser. A (Housing Revenue, LaSalle National Bank NA LOC)	§±	0.51	10/1/2038	0	0	2,900,000	2,900,000	2,900,000	2,900,000
St. Anthony MN Landings Silver Lake Ser. A (MFHR, Lasalle National Bank NA LOC)	§±	0.51	10/1/2037	0	0	405,000	405,000	405,000	405,000
St. Louis Park MN Independent Sch. Dist. # 283 Ser. B (Property Tax Revenue, School District Credit Program Insured)		2.00	9/4/2009	0	0	2,000,000	2,002,250	2,000,000	2,002,250
St. Louis Park MN Newport on Seven Apts. Proj. (MFHR, FNMA Insured)	§±	0.48	9/15/2031	0	0	5,275,000	5,275,000	5,275,000	5,275,000
St. Paul MN Heating Rev. Ser. F (Other Revenue, Dexia Credit Local de France LOC)	§±	1.70	12/1/2023	0	0	3,760,000	3,760,000	3,760,000	3,760,000
St. Paul MN Housing & RDA Brigecreek Sr. Place Ser. A (Housing Revenue, LaSalle National Bank NA LOC)	§±	0.51	6/15/2037	0	0	9,250,000	9,250,000	9,250,000	9,250,000
St. Paul MN Housing & RDA District Cooling Ser. L (IDR, Dexia Credit Local de France LOC)	§±	1.70	3/1/2018	0	0	645,000	645,000	645,000	645,000
St. Paul MN Housing & RDA Dist. Ser. E (Other Revenue, Dexia Credit Local de France LOC)	§±	1.70	12/1/2019	0	0	565,000	565,000	565,000	565,000
St. Paul MN Housing & RDA Hampden Square Apts. Ser. A (Housing Revenue, FNMA Insured)	§±	0.48	6/1/2032	0	0	1,420,000	1,420,000	1,420,000	1,420,000
St. Paul MN Housing & RDA Leased Housing Assoc. Ser. A (Housing Revenue, LaSalle National Bank NA LOC)	§±	0.51	9/1/2035	0	0	2,595,000	2,595,000	2,595,000	2,595,000
St. Paul MN Port Auth. Dist. Cooling Ser. R (Other Revenue, Dexia Credit Local de France LOC)	§±	1.59	3/1/2022	0	0	6,835,000	6,835,000	6,835,000	6,835,000
Stevens Cnty., MN Solid Waste Disposal RB, Riverview Dairy Proj., Ser. 2007 (Solid Waste, LOC: Bank of North Dakota)	§±	0.54	8/1/2032	6,000,000	6,000,000	0	0	6,000,000	6,000,000
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008 (Solid Waste, LOC: Bank of North Dakota)	§±	0.54	4/1/2033	10,000,000	10,000,000	0	0	10,000,000	10,000,000
Winona MN Port Authority Bay Street Milling Co. Proj. Ser. A (IDR, Harris Trust Savings Bank LOC)	§±	0.80	6/1/2011	0	0	100,000	100,000	100,000	100,000
					39,625,000		61,717,250		101,342,250
Mississippi 0.3%
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., Ser. 1999 (Utility, Gtd. by Mississippi Power Co.)	§±	0.48	12/1/2027	1,100,000	1,100,000	0	0	1,100,000	1,100,000
Mississippi Business Fin. Corp. RB, St. Andrew Episcopal Day Sch. Proj., Ser. 2003 (Education, LOC: Allied Irish Banks plc)	§±	0.50	7/1/2025	3,260,000	3,260,000	0	0	3,260,000	3,260,000
Panola Cnty., MS IDRRB, Kroger Co. Proj., Ser. 2003 (IDR, LOC: U.S. Bank NA)	§±	0.41	10/1/2009	3,250,000	3,250,000	0	0	3,250,000	3,250,000
Redstone Partners Floaters Residuals Trust Relation To Mississippi Home Ser. A (Other Revenue, Wachovia Bank LOC)	§±(q)	0.58	12/1/2047	0	0	7,995,000	7,995,000	7,995,000	7,995,000
					7,610,000		7,995,000		15,605,000
Missouri 1.0%
Brentwood, MO Tax Increment RRB, 8300 Eager Road Proj., Ser. 2007-A (Special Tax, LOC: Compass Bank)	§±	0.46	11/1/2023	7,675,000	7,675,000	0	0	7,675,000	7,675,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2005-14 (Housing, Insd. by GNMA & Liq.: State Street Corp.)	§±	0.56	3/1/2038	2,648,000	2,648,000	0	0	2,648,000	2,648,000
Hannibal MO IDA Buckhorn Rubber Products Proj. (IDR, Bank One Chicago NA LOC)	§±	1.50	3/1/2010	0	0	3,300,000	3,300,000	3,300,000	3,300,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., Ser. 1984 (IDR, LOC: JPMorgan Chase & Co.)	§±	0.34	8/1/2016	2,300,000	2,300,000	0	0	2,300,000	2,300,000
Missouri Dev. Fin. Board Cultural Facs. RB, The Nelson Gallery Foundation, Ser. 2008-A (Miscellaneous Revenue, SPA: JPMorgan Chase & Co.)	§±	0.33	12/1/2037	13,200,000	13,200,000	0	0	13,200,000	13,200,000
Saint Louis County MO IDA Heatherbrook Gardens (Housing Revenue, US Bank NA LOC)	§±	0.63	3/1/2022	0	0	1,765,000	1,765,000	1,765,000	1,765,000
St. Charles Cnty., MO IDA RB, Craftsmen Inds. Proj., Ser. 1998-A (IDR, LOC: U.S. Bancorp)	§±	0.53	12/1/2019	5,340,000	5,340,000	0	0	5,340,000	5,340,000
St. Charles Cnty., MO IDA RB, Kuenz Heating & Sheet Metal, Ser. 2001 (IDR, LOC: U.S. Bancorp)	§±	0.70	4/1/2026	2,090,000	2,090,000	0	0	2,090,000	2,090,000
St. Joseph, MO IDA Hlth. Facs. RB, Heartland Regl. Med. Ctr., Ser. 2009-A (Hospital, LOC: U.S. Bank NA)	§±	0.22	11/15/2043	6,000,000	6,000,000	0	0	6,000,000	6,000,000
					39,253,000		5,065,000		44,318,000
Nebraska 0.7%
Douglas Cnty., NE IDRB, James Skinner Co. Proj., Ser. 1999 (IDR, LOC: U.S. Bancorp)	§±	0.48	12/1/2012	1,220,000	1,220,000	0	0	1,220,000	1,220,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., Ser. 2007 (Solid Waste, Liq.: Rabobank Nederland)	§±	0.71	12/1/2032	6,500,000	6,500,000	0	0	6,500,000	6,500,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A (Housing, LOC: Northern Trust Corp.)	§±	1.36	9/1/2031	4,310,000	4,310,000	0	0	4,310,000	4,310,000
Nebraska Investment Fin. Auth. MHRRB, Pheasant Ridge Apts., Ser. 2008 (Housing, LOC: FHLMC)	§±	0.43	4/1/2038	8,950,000	8,950,000	0	0	8,950,000	8,950,000
Omaha, NE Pub. Power Dist. Separate Elec. Sys. RB, Eclipse Funding Trust, Ser. 2005-A (Electric Revenue, LOC: U.S. Bank NA)	§±	0.31	8/1/2013	12,600,000	12,600,000	0	0	12,600,000	12,600,000
					33,580,000		0		33,580,000
Nevada 0.6%
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146 (General Obligation - Local, LOC: US Bank)		0.29	11/1/2014	6,305,000	6,308,380	0	0	6,305,000	6,308,380
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669 (Special Tax, Insd. by Deutsche Bank)	§±	0.36	1/15/2025	3,550,000	3,550,000	0	0	3,550,000	3,550,000
Nevada Housing Division Multi-Unit Housing Proj. A (Housing Revenue)	§±	0.51	10/1/2030	0	0	3,170,000	3,170,000	3,170,000	3,170,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A (Special Tax, LOC: Bank of New York Mellon Corp.)	§±	0.37	6/1/2042	6,500,000	6,500,000	0	0	6,500,000	6,500,000
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142 (General Obligation - Local, Liq.: U.S. Bank NA)		0.29	9/1/2014	8,455,000	8,476,203	0	0	8,455,000	8,476,203
					24,834,583		3,170,000		28,004,583
New Hampshire 0.1%
New Hampshire HFA MHRRB, Partnership Manchester Proj., Ser. 1996 (Housing, Insd. by FNMA)	§±	0.40	9/15/2026	4,625,000	4,625,000	0	0	4,625,000	4,625,000

New Jersey 1.3%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B (Hospital, LOC: Commerce Bancorp, Inc.)	§±	0.28	8/1/2032	8,135,000	8,135,000	0	0	8,135,000	8,135,000
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-C (Transportation, Insd. by FSA & Liq.: Deutsche Bank AG)	§±	0.35	6/15/2028	5,000,000	5,000,000	0	0	5,000,000	5,000,000
New Jersey EDA RB, Ser. 3824 (IDR, SPA: Dexia SA)	§±	1.39	3/1/2023	1,225,000	1,225,000	0	0	1,225,000	1,225,000
New Jersey EDA RRB, Bayonne Impt. Proj., Ser. 1993-B (Miscellaneous Revenue, LOC: SunTrust Banks, Inc.)	§±	0.50	12/1/2027	3,900,000	3,900,000	0	0	3,900,000	3,900,000
New Jersey Env. Infrastructure RB, MSTR, Ser. 2001-A (Miscellaneous Revenue, Liq.: JPMorgan Chase & Co.)	§±	0.35	9/1/2015	2,900,000	2,900,000	0	0	2,900,000	2,900,000
New Jersey State Transp. Ser.146 (Fuel Sales Tax Revenue, First Security Bank LOC)	§±	0.74	12/15/2011	0	0	4,945,000	4,945,000	4,945,000	4,945,000
New Jersey Trans. Auth. RB, Clipper Tax-Exempt Cert. Trust, Ser. A-2006 (Transportation, Gtd. by State Street Corp.)	§±	0.36	1/1/2020	15,000,000	15,000,000	0	0	15,000,000	15,000,000
New Jersey Trans. Auth. RB, Ser. 3859 (Transportation, SPA: Dexia SA)	§±	1.39	6/15/2019	2,270,000	2,270,000	0	0	2,270,000	2,270,000
New Jersey Trans. Auth. RB, Ser. A (Transportation, Insd. by FGIC)	§±	1.39	6/15/2019	3,090,000	3,090,000	0	0	3,090,000	3,090,000
New Jersey TTFA RB, Ser. DC-8033 (Transportation, Insd. by FSA & LOC: Dexia SA)	§±	1.35	12/15/2019	600,000	600,000	0	0	600,000	600,000
New Jersey Turnpike Auth. RB, Ser. 2009-C (Transportation, LOC: Bank of Nova Scotia)	§±	0.32	1/1/2024	4,850,000	4,850,000	0	0	4,850,000	4,850,000
Secaucus, NJ GO TAN (General Obligation - Local)		1.75	2/19/2010	10,000,000	10,056,650	0	0	10,000,000	10,056,650
					57,026,650		4,945,000		61,971,650
New Mexico 0.2%
New Mexico Housing Auth. Region III El Pueblo Apts. Proj. Ser. A (Housing Revenue, US Bank NA LOC)	§±	0.56	12/1/2044	0	0	1,300,000	1,300,000	1,300,000	1,300,000
New Mexico Housing Auth. Region III Madeira Court Apts. Proj. Ser. B (Housing Revenue, US Bank NA LOC)	§±	0.56	12/1/2044	0	0	1,500,000	1,500,000	1,500,000	1,500,000
Santa Fe Cnty., NM Tax-Exempt Ed. Facs. RB, Archdicese Santa Fe Sch. Proj., Ser. 2008-A (Miscellaneous Revenue, LOC: Allied Irish Banks plc)	§±	0.55	6/1/2028	6,400,000	6,400,000	0	0	6,400,000	6,400,000
					6,400,000		2,800,000		9,200,000
New York 10.3%
Branch Banking & Trust Co. Muni. Trust RB, Ser. 1037 (Miscellaneous Revenue, LOC: Branch Banking & Trust Co.)	§±	0.44	7/2/2019	33,905,000	33,905,000	0	0	33,905,000	33,905,000
Branch Banking & Trust Co. Muni. Trust RB, Ser. 1038 (Miscellaneous Revenue, LOC: Branch Banking & Trust Co.)	§±	0.51	11/11/2017	34,935,000	34,935,000	0	0	34,935,000	34,935,000
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008 (Education, LOC: M&T Bank Corp.)	§±	0.46	2/1/2038	14,450,000	14,450,000	0	0	14,450,000	14,450,000
New York Dorm. Auth. RB, NY Law Sch. Proj., Ser. 2009 (Education, LOC: TD Bank NA)	§±	0.25	7/1/2038	4,500,000	4,500,000	0	0	4,500,000	4,500,000
New York Convention Ctr. Dev. Corp. RB, PUTTER, Ser. 3126 (Special Tax, LOC: JPMorgan Chase & Co.)	§±	0.44	5/15/2014	600,000	600,000	0	0	600,000	600,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John's Univ., Ser. 2007 (Education, Liq.: State Street Corp.)	§±	0.36	8/1/2020	26,020,000	26,020,000	0	0	26,020,000	26,020,000
New York Hsg. Fin. Agcy. RB, Archstone Westbury Hsg. Proj., Ser. 2004-A (Housing, LOC: Bank of America Corp.)	§±	0.35	11/1/2036	29,300,000	29,300,000	0	0	29,300,000	29,300,000
New York Hsg. Fin. Agcy. RB, North End Ave., Ser. 2004-A (Housing, Insd. by & Liq.: FNMA)	§±	0.23	11/15/2036	900,000	900,000	0	0	900,000	900,000
New York Hsg. Fin. Agcy. RB, West 23rd Street, Ser. 2002-A (Housing, Insd. by & Liq.: FNMA)	§±	0.29	5/15/2033	2,200,000	2,200,000	0	0	2,200,000	2,200,000
New York Metropolitan Trans. Auth. RB, ROC RR-II-R 594PB (Transportation, Insd. by AMBAC)	§±	0.50	11/15/2013	22,255,000	22,255,000	0	0	22,255,000	22,255,000
New York Metropolitan Trans. Auth. RB, ROC-RR-II-R-10401, Ser. 2002-A (Transportation, LOC: CitiBank NA)	§±	0.50	7/1/2011	16,830,000	16,830,000	0	0	16,830,000	16,830,000
New York Mtge. Agcy. Homeowner RB, ROC-RR-II-R-11704 (Housing, Liq.: CitiBank NA)	§±	0.47	10/1/2031	5,870,000	5,870,000	0	0	5,870,000	5,870,000
New York Mtge. Agcy. Homeowner RB, Ser. 150 (Housing, SPA: Dexia SA)	§±	0.75	10/1/2037	5,000,000	5,000,000	0	0	5,000,000	5,000,000
New York Mtge. Agcy. Homeowner RB, Ser. 154 (Housing, SPA: Dexia SA)	§±	0.80	10/1/2039	2,195,000	2,195,000	0	0	2,195,000	2,195,000
New York Mtge. Agcy. Homeowner RB, Ser. 71, ROC-RR-II-R-11706 (Housing, Liq.: CitiBank NA)	§±	0.47	10/1/2024	3,710,000	3,710,000	0	0	3,710,000	3,710,000
New York Mtge. Agcy. RB, Ser. 106, ROC-RR-II-R-11708 (Housing, Liq.: CitiBank NA)	§±	0.47	10/1/2028	3,000,000	3,000,000	0	0	3,000,000	3,000,000
New York Mtge. Agcy. RB, Ser. 73-A, ROC-RR-II-R-11707 (Housing, Liq.: CitiBank NA)	§±	0.47	10/1/2024	3,000,000	3,000,000	0	0	3,000,000	3,000,000
New York Urban Dev. Corp. RB, ROC-II-R-11710 (Miscellaneous Revenue, Liq.: CitiBank NA)	§±	0.38	3/1/2028	2,500,000	2,500,000	0	0	2,500,000	2,500,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4 (Miscellaneous Revenue, LOC: JPMorgan Chase & Co.)	§±	0.38	1/1/2030	800,000	800,000	0	0	800,000	800,000
New York, NY GO, Fiscal Year 1994, Ser. B-2 (General Obligation - Local, LOC: JPMorgan Chase & Co.)	§±	0.24	8/15/2020	7,500,000	7,500,000	0	0	7,500,000	7,500,000
New York, NY GO, Ser. 2008-L-3 (General Obligation - Local, LOC: Bank of America Corp.)	§±	0.33	4/1/2036	36,575,000	36,575,000	0	0	36,575,000	36,575,000
New York, NY Hsg. Dev. Corp. MHRB, Bruckne by the Bridge, Ser. 2008-A (Housing, LOC: JPMorgan Chase & Co.)	§±	0.29	11/1/2048	3,800,000	3,800,000	0	0	3,800,000	3,800,000
New York, NY Hsg. Dev. Corp. MHRB, Pierrepont Dev., Ser. 2000-A (Housing, LOC: Allied Irish Banks plc)	§±	0.23	1/1/2031	1,500,000	1,500,000	0	0	1,500,000	1,500,000
New York, NY Hsg. Dev. Corp. MHRB, ROC RR-II-R 11699 (Housing, Liq.: Citibank, NA)	§±	0.47	11/1/2040	1,325,000	1,325,000	0	0	1,325,000	1,325,000
New York, NY Hsg. Dev. Corp. MHRB, Ser. 2008-H-2-B (Housing, LOC: Bank of America Corp.)	§±	0.35	5/1/2013	25,200,000	25,200,000	0	0	25,200,000	25,200,000
New York, NY Hsg. Dev. Corp. MHRB, Ser. 2009-B-3 (Housing)	§±	0.55	5/1/2039	6,340,000	6,340,000	0	0	6,340,000	6,340,000
New York, NY Hsg. Dev. Corp. MHRB, Ser. 2009-C1 (Housing, LOC: JPMorgan Chase & Co.)	§±	0.32	5/1/2029	6,620,000	6,620,000	0	0	6,620,000	6,620,000
New York, NY Hsg. Dev. Corp. MHRB, Ser. H-2-A (Housing, SPA: Dexia SA)	§±	0.40	5/1/2041	14,540,000	14,540,000	0	0	14,540,000	14,540,000
New York, NY Hsg. Dev. Corp. MHRB, West End Towers, Ser. 2004-A (Housing, Insd. by FHLMC)	§±	0.37	5/15/2034	2,700,000	2,700,000	0	0	2,700,000	2,700,000
New York, NY Muni. Water & Sewer Fin. Auth. RB, Fiscal Year 2007, Ser. CC-1 (Water & Sewer, SPA: Bank of Nova Scotia)	§±	0.33	6/15/2038	200,000	200,000	0	0	200,000	200,000
New York, NY Muni. Water & Sewer Fin. Auth. RB, ROC-RR-II R-11697 (Water & Sewer, Liq.: CitiBank NA)	§±	0.40	6/15/2016	4,200,000	4,200,000	0	0	4,200,000	4,200,000
New York, NY SFHRB, Ser. 132 (Housing, SPA: Dexia SA)	§±	0.40	4/1/2037	2,000,000	2,000,000	0	0	2,000,000	2,000,000
New York, NY TFA Bldg. RB, Fiscal Year 2007, Ser. S-1, ROC-RR-II-R 809PB (Miscellaneous Revenue, SPA: Deutsche Bank AG)	§±	0.50	1/15/2015	10,540,000	10,540,000	0	0	10,540,000	10,540,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 1-C (Special Tax, Liq.: JPMorgan Chase & Co.)	§±	0.28	11/1/2022	700,000	700,000	0	0	700,000	700,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 2-F (Special Tax, SPA: Dexia SA)	§±	0.50	11/1/2022	16,555,000	16,555,000	0	0	16,555,000	16,555,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 3-C (Special Tax, SPA: Dexia SA)	§±	0.50	11/1/2022	28,275,000	28,275,000	0	0	28,275,000	28,275,000
Onondaga Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Syracuse Resh Corp. Proj., Ser. 2005 (IDR, LOC: Manufacturer's & Traders Trust Co.)	§±	0.46	12/1/2031	9,400,000	9,400,000	0	0	9,400,000	9,400,000
Oyster Bay, NY GO, BAN, Ser. 2009-A (General Obligation - Local, LOC: JPMorgan Chase & Co.)		1.00	3/12/2010	44,965,000	45,084,029	0	0	44,965,000	45,084,029
Rockland Cnty., NY Indl. Dev. Agcy. RB, Assisted Living Northern River Proj., Ser. 1999 (Continuing Care Retirement Community, LOC: Manufacturers & Traders Trust Co.)	§±	0.51	2/1/2029	8,800,000	8,800,000	0	0	8,800,000	8,800,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A (Miscellaneous Revenue, LOC: Manufacturers & Traders Trust Co.)	§±	0.51	3/1/2030	7,500,000	7,500,000	0	0	7,500,000	7,500,000
Upstate New York Telecommunications Corp. RB, Ser. 2005 (Miscellaneous Revenue, LOC: Manufacturers & Traders Trust Co.)	§±	0.46	3/1/2020	21,905,000	21,905,000	0	0	21,905,000	21,905,000
					473,229,029		0		473,229,029
North Carolina 3.0%
Branch Banking & Trust Co. Muni. Trust Floater RB, Ser. 2062 (Student Loan, Liq.: Branch Bank & Trust Co.)	§±	0.50	8/5/2027	18,595,000	18,595,000	0	0	18,595,000	18,595,000
Branch Banking & Trust Co. Muni. Trust Floater RB, Ser. 2063 (Student Loan, Liq.: Branch Bank & Trust Co.)	§±	0.50	3/11/2029	21,695,000	21,695,000	0	0	21,695,000	21,695,000
Branch Banking & Trust Co. Muni. Trust Floater RB, Ser. 2064 (Student Loan, Liq.: Branch Bank & Trust Co.)	§±	0.50	8/6/2027	18,445,000	18,445,000	0	0	18,445,000	18,445,000
Durham, NC Hsg. Auth. MRHB, Lakeside Gardens Apts., Ser. 2000 (Housing, LOC: Suntrust Bank)	§±	2.05	12/1/2033	6,300,000	6,300,000	0	0	6,300,000	6,300,000
Lee County NC Industrial Facilities & PCFA Challenge Printing Co. Proj. (Other Revenue, Wachovia Bank LOC)	§±(q)	0.69	7/1/2027	0	0	2,825,000	2,825,000	2,825,000	2,825,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB, Charlotte Country Day Sch. Proj., Ser. 2008 (Education, LOC: Bank of America Corp.)	§±	0.40	8/1/2033	9,440,000	9,440,000	0	0	9,440,000	9,440,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB, Greensboro College Proj., Ser. 2003 (Education, LOC: Bank of America Corp.)	§±	0.40	9/1/2027	7,045,000	7,045,000	0	0	7,045,000	7,045,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB, Guilford College Proj., Ser. 2008 (Education, LOC: BB&T Co.)	§±	0.37	5/1/2024	3,755,000	3,755,000	0	0	3,755,000	3,755,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB, High Point Univ. Proj., Ser. 2008 (Education, LOC: BB&T Co.)	§±	0.37	5/1/2030	4,000,000	4,000,000	0	0	4,000,000	4,000,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1 (Hospital, LOC: Bank of America Corp.)	§±	0.26	12/1/2036	4,000,000	4,000,000	0	0	4,000,000	4,000,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-2 (Hospital, LOC: BB&T Co.)	§±	0.33	12/1/2036	5,200,000	5,200,000	0	0	5,200,000	5,200,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Wake Forest Univ. Hlth. Sciences, Ser. 2008-C (Hospital, LOC: Bank of America Corp.)	§±	0.40	7/1/2034	5,000,000	5,000,000	0	0	5,000,000	5,000,000
North Carolina Med. Care Cmnty. Hosp. RB, Baptist Hosp. Proj., Ser. 2009-C (Hospital, LOC: Branch Bank & Trust Co.)	§±	0.33	6/1/2034	5,500,000	5,500,000	0	0	5,500,000	5,500,000
North Carolina Port Auth. Facs. RB, Ser. 2008 (Miscellaneous Revenue, LOC: Branch Banking Trust & Co.)	§±	0.37	6/1/2036	3,500,000	3,500,000	0	0	3,500,000	3,500,000
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065 (Student Loan, LOC: Branch Bank & Trust Co.)	§±	0.50	5/24/2028	9,495,000	9,495,000	0	0	9,495,000	9,495,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., Ser. 2007 (IDR, LOC: Branch Bank & Trust Co.)	§±	0.47	12/1/2026	4,000,000	4,000,000	0	0	4,000,000	4,000,000
Stanley County NC Industrial Facilities & PCFA Chicago Tube Co. (IDR JPMorgan Chase Bank LOC)	§±	0.50	4/1/2018	0	0	7,315,000	7,315,000	7,315,000	7,315,000
Wilmington, NC Hsg. Auth. MHRB, Garden Lake Estates Proj., Ser. 1999 (Housing, LOC: SunTrust Banks, Inc.)	§±	2.05	11/1/2031	4,800,000	4,800,000	0	0	4,800,000	4,800,000
					130,770,000		10,140,000		140,910,000
North Dakota 0.7%
Devils Lake, ND IDRB, Noodles by Leonardo, Ser. 1997 (IDR, LOC: U.S. Bancorp)	§±	0.93	8/1/2017	7,000,000	7,000,000	0	0	7,000,000	7,000,000
North Dakota State HFA Home Mtge. Prog. Ser. A (Housing Revenue, Lloyds Bank LOC)	§±	0.39	7/1/2037	0	0	3,000,000	3,000,000	3,000,000	3,000,000
North Dakota State HFA Home Mtge. Prog. Ser. B (Housing Revenue)	§±	0.39	1/1/2035	0	0	3,500,000	3,500,000	3,500,000	3,500,000
North Dakota State Housing Fin. Agcy. Housing Fin. Prog. Ser. B (Housing Revenue, Federal Home Loan Bank)	§±	0.39	7/1/2033	0	0	1,320,000	1,320,000	1,320,000	1,320,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar, Ser. A (Solid Waste, LOC: Wells Fargo & Co.)	§±**	0.71	12/1/2011	16,000,000	16,000,000	0	0	16,000,000	16,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar, Ser. B (Solid Waste, LOC: Wells Fargo & Co.)	§±**	0.71	12/1/2011	1,000,000	1,000,000	0	0	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar, Ser. C (Solid Waste, LOC: Wells Fargo & Co.)	§±**	0.71	12/1/2011	1,000,000	1,000,000	0	0	1,000,000	1,000,000
					25,000,000		7,820,000		32,820,000
Ohio 3.5%
American Muni. Power Ohio, Inc. BAN, Hydroelectric Proj., Ser. 2009-A (Utility, Gtd. by American Muni. Power Ohio, Inc.)	§±	1.00	4/1/2010	40,000,000	40,000,000	0	0	40,000,000	40,000,000
Butler Cnty., OH Capital Funding RB, CCAO Low Cost Cap, Ser. 2005-A (Miscellaneous Revenue, LOC: U.S. Bank NA)	§±	0.36	6/1/2035	3,020,000	3,020,000	0	0	3,020,000	3,020,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, Fort Hamilton Hosp., Ser. 2001-B (Hospital, Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	§±	1.22	7/15/2023	19,105,000	19,105,000	0	0	19,105,000	19,105,000
Cleveland, OH Arpt. Sys. RB, Ser. E (Airport)	§±	0.50	1/1/2024	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Cleveland, OH Arpt. Sys. RB, Ser. 2009-A (Airport, LOC: U.S. Bank NA)	§±	0.40	1/1/2027	3,100,000	3,100,000	0	0	3,100,000	3,100,000
Cleveland, OH Water RB, Ser. R-2009 (Water & Sewer, SPA: BNP Paribas SA)	§±	0.29	1/1/2033	6,500,000	6,500,000	0	0	6,500,000	6,500,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2006-06 (Housing, Liq.: State Street Corp.)	§±	0.56	7/1/2037	3,078,000	3,078,000	0	0	3,078,000	3,078,000
Columbus, OH Regl. Arpt. Auth. RB, Ohio Muni. Pooled Fing. Prog. Ser. 2004-A (Airport, LOC: U.S. Bank NA)	§±	0.36	1/1/2030	3,820,000	3,820,000	0	0	3,820,000	3,820,000
Dayton OH Air Freight Ser. C (IDR)		6.05	10/1/2009	0	0	3,000,000	3,000,895	3,000,000	3,000,895
Dayton OH Air Freight Ser. E (IDR)		6.05	10/1/2009	0	0	4,050,000	4,051,209	4,050,000	4,051,209
Franklin County OH Lifeline Shelter Sys. Proj. (IDR, Bank One Chicago NA LOC)	§±	1.40	10/1/2021	0	0	1,190,000	1,190,000	1,190,000	1,190,000
Hamilton Cnty., OH Hlth. Care RB, Life Enriching Cmnty. Proj., Ser. 2006-B (Continuing Care Retirement Community, LOC: PNC Financial Services Group, Inc.)	§±	0.37	1/1/2037	1,000,000	1,000,000	0	0	1,000,000	1,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008 (Utility, SPA: Royal Bank of Canada)	§±	0.36	5/1/2038	12,300,000	12,300,000	0	0	12,300,000	12,300,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj. (Hospital, LOC: Bank One)	§±	0.70	12/1/2010	415,000	415,000	0	0	415,000	415,000
Lorain Cnty., OH Hosp. Facs. RRB, Regl. Med. Ctr. Proj., Ser. 2008 (Hospital, LOC: JPMorgan Chase & Co.)	§±	0.40	11/1/2021	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Madeira, OH Econ. Dev. RRB, Kroger Co., Ser. 2004 (IDR, LOC: U.S. Bank NA)	§±	0.41	11/1/2012	2,050,000	2,050,000	0	0	2,050,000	2,050,000
Montgomery County OH Cambridge Commons Apts. A (Housing Revenue, FHLMC Insured)	§±	0.40	4/1/2038	0	0	1,200,000	1,200,000	1,200,000	1,200,000
Ohio Higher Edl. Facs. Commission RB, Kenyon College Proj., Ser. 1999 (Education, LOC: Northern Trust Co.)	§±	0.33	11/1/2035	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Pike Cnty., OH Hlth. Care Facs. RB, Traditions Hlth. Care. Obl. Group, Ser. 2007 (Hospital, LOC: U.S. Bank NA)	§±	0.43	6/1/2033	2,100,000	2,100,000	0	0	2,100,000	2,100,000
Stark Cnty., OH IDRRB, Kroger Co., Ser. 2004 (IDR, LOC: U.S. Bank NA)	§±	0.41	9/1/2012	3,100,000	3,100,000	0	0	3,100,000	3,100,000
Tuscarawas Cnty., OH Port Auth. IDRB, Plymouth Foam, Inc. Proj., Ser. 2008 (IDR, LOC: U.S. Bancorp)	§±	0.47	8/1/2038	5,100,000	5,100,000	0	0	5,100,000	5,100,000
Wood Cnty., OH Hosp. Facs. RRB, Wood Cnty. Hosp. Assn. Proj., Ser. 2008 (Hospital, LOC: JPMorgan Chase & Co.)	§±	0.44	3/1/2039	35,525,000	35,525,000	0	0	35,525,000	35,525,000
					146,213,000		15,442,104		161,655,104
Oklahoma 0.1%
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj. (IDR, LOC: Bank of America Corp.)	§±	0.65	3/1/2018	1,550,000	1,550,000	0	0	1,550,000	1,550,000
Tulsa, OK IDA RB, Univ. of Tulsa, Ser. 1996-A (Education, SPA: Societe Generale SA)	§±	0.36	10/1/2022	4,390,000	4,390,000	0	0	4,390,000	4,390,000
					5,940,000		0		5,940,000
Oregon 1.3%
Oregon EDRB, Beef Northwest Feeders, Inc., Ser. 1999 (Miscellaneous Revenue, LOC: Bank of America Corp.)	§±	0.76	1/1/2016	1,155,000	1,155,000	0	0	1,155,000	1,155,000
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. 2008-I (Housing, LOC: Bank of America Corp.)	§±	0.40	7/1/2037	6,000,000	6,000,000	0	0	6,000,000	6,000,000
Portland OR Housing Auth. Floyd Light Housing Proj. (Housing Revenue, Bank of America NA LOC)	§±	0.65	12/1/2027	0	0	1,905,000	1,905,000	1,905,000	1,905,000
Portland, OR Arpt. RRB, Portland Intl. Arpt., Ser. 18-B (Airport, LOC: Lloyds TSB Bank plc)	§±	0.38	7/1/2026	44,725,000	44,725,000	0	0	44,725,000	44,725,000
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj., Ser. 2008-B (Hospital, LOC: U.S. Bank NA)	§±	0.32	8/15/2034	6,000,000	6,000,000	0	0	6,000,000	6,000,000
					57,880,000		1,905,000		59,785,000
Other 4.9%
Clipper Tax-Exempt Cert. Trust RB, Ser. 1999-02 (Housing, SPA: State Street Corp.)	§±	0.56	10/1/2033	1,291,055	1,291,055	0	0	1,291,055	1,291,055
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-19 (Housing, SPA: State Street Corp.)	§±	0.56	6/1/2011	13,950,000	13,950,000	0	0	13,950,000	13,950,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A (Housing, Insd. By FLHMC)	§±	0.68	5/1/2032	54,220,000	54,220,000			54,220,000	54,220,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A (Housing, Liq.: Merrill Lynch & Co., Inc.)	§±	0.58	1/1/2027	3,245,000	3,245,000	0	0	3,245,000	3,245,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A (Housing, Liq.: Merrill Lynch & Co., Inc.)	§±	0.68	5/15/2029	54,970,000	54,970,000	0	0	54,970,000	54,970,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class C (Housing, SPA: Lloyds TSB Group plc)	§±	0.56	11/30/2011	50,940,000	50,940,000	0	0	50,940,000	50,940,000
Municipal Mtge. & Equity, LLC RB, PFOTER (Housing, Liq.: Merrill Lynch & Co., Inc.)	§±	0.72	6/24/2019	15,650,000	15,650,000			15,650,000	15,650,000
SunAmerica Trust Certificates Var. States Class A Ser. 2 (Other Revenue, FHLMC Insured)	§±	0.66	7/1/2041	0	0	31,500,000	31,500,000	31,500,000	31,500,000
					194,266,055		31,500,000		225,766,055
Pennsylvania 5.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. 2007D (Hospital, Liq.: Merrill Lynch & Co.)	§±	0.37	4/15/2010	9,640,000	9,640,000	0	0	9,640,000	9,640,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. 2008 (Hospital, LOC: Royal Bank of Canada)	§±	0.46	12/1/2011	2,500,000	2,500,000	0	0	2,500,000	2,500,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A (IDR, LOC: PNC Finl. Svcs. Group, Inc.)	§±	0.35	10/1/2026	1,598,000	1,598,000	0	0	1,598,000	1,598,000
Berks Cnty., PA Muni. Auth. RB, Reading Hosp. & Med. Ctr. Proj., Ser. 2008A-1 (Hospital, LOC: Royal Bank of Canada)	§±	0.46	11/1/2011	10,000,000	10,000,000	0	0	10,000,000	10,000,000
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A (Education, Insd. by FSA & Liq.: Societe Generale SA)	§±	0.35	10/1/2034	5,090,000	5,090,000	0	0	5,090,000	5,090,000
Chester Cnty., PA Hlth. & Ed. Facs. Auth. RB, Tel Hai Retirement Cmnty. Proj., Ser. 2009 (Continuing Care Retirement Community, LOC: Manufacturers & Traders Trust Co.)	§±	0.46	6/1/2032	6,790,000	6,790,000	0	0	6,790,000	6,790,000
Emmaus, PA GO, Dowington Area Sch. Dist. Chester Cnty., Ser. 1989-D, Subser. D-27 (General Obligation - Local, LOC: U.S. Bank NA)	§±	0.37	3/1/2024	15,200,000	15,200,000	0	0	15,200,000	15,200,000
Erie Cnty., PA Hosp. Auth. Hlth. Facs. RB, St. Mary's Home Erie Proj., Ser. 2008-B (Continuing Care Retirement Community, LOC: Bank of America Corp.)	§±	0.39	7/1/2038	2,100,000	2,100,000	0	0	2,100,000	2,100,000
Geisinger Auth. of Pennsylvania RB, Geisinger Hlth. Sys. Foundation, Ser. 2002 (Hospital, SPA: Bank of America Corp.)	§±	0.27	11/15/2032	8,000,000	8,000,000	0	0	8,000,000	8,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, St. Luke's Hosp. Bethlethem, PA Proj., Ser. 566 (Hospital, Liq.: Merrill Lynch & Co., Inc.)	§±	1.12	9/26/2035	10,315,000	10,315,000	0	0	10,315,000	10,315,000
Lower Merion, PA Sch. Dist. GO, Ser. 2009-A (General Obligation - Local, LOC: State Street Corp.)	§±	0.29	4/1/2027	8,165,000	8,165,000	0	0	8,165,000	8,165,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, William Penn Charter Sch., Ser. 2001 (Education, LOC: PNC Financial Group Services, Inc.)	§±	0.35	9/15/2031	4,500,000	4,500,000	0	0	4,500,000	4,500,000
Montgomery Cnty., PA IDA RB, LaSalle College High Sch., Ser. 2007-A (Education, LOC: PNC Financial Services Group, Inc.)	§±	0.35	11/1/2037	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Moon, PA IDA Cmnty. Facs. RB, YMCA Greater Pittsburgh Proj., Ser. 2005 (Miscellaneous Revenue, LOC: PNC Financial Services Group, Inc.)	§±	0.35	6/1/2025	1,420,000	1,420,000	0	0	1,420,000	1,420,000
Pennsylvania Econ. Dev. Fin. Auth. Exempt Facs. RB, Public Serv. Enterprise Group Power, LLC Proj., Ser. 2007 (Utility, LOC: JPMorgan Chase & Co.)	§±	0.47	1/15/2042	2,700,000	2,700,000	0	0	2,700,000	2,700,000
Pennsylvania HFA SFHRB, Ser. 2005-88B (Housing, SPA: Dexia SA)	§±	0.70	10/1/2036	33,430,000	33,430,000	0	0	33,430,000	33,430,000
Pennsylvania HFA SFHRB, Ser. 2005-90-C (Housing, SPA: PNC Financial Services Group, Inc.)	§±	0.50	4/1/2036	10,820,000	10,820,000	0	0	10,820,000	10,820,000
Pennsylvania HFA SFHRB, Ser. 88-C (Housing, SPA: Dexia SA)	§±	0.70	4/1/2037	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Pennsylvania Higher Edl. Facs. Auth. RB, Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Keystone College Proj., Ser. 2002 (Education, LOC: PNC Financial Services Group, Inc.)	§±	0.35	5/1/2027	1,800,000	1,800,000	0	0	1,800,000	1,800,000
Pennsylvania Higher Edl. Facs. Auth. RB, Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Univ. of Scranton Proj., Ser. 1999-E3 (Education, LOC: PNC Financial Services Group, Inc.)	§±	0.35	11/1/2014	2,600,000	2,600,000	0	0	2,600,000	2,600,000
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002 (Continuing Care Retirement Community, LOC: M&T Trust Co.)	§±	0.46	1/1/2033	9,000,000	9,000,000	0	0	9,000,000	9,000,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. of Philadelphia Proj., Ser. 2006-B (Public Facilities, Liq.: JPMorgan Chase & Co.)	§±	0.91	6/1/2015	4,705,000	4,705,000	0	0	4,705,000	4,705,000
Pennsylvannia Hsg. Fin. Agcy. SFHRB, Ser. 3297 (Housing, Liq.: JPMorgan Chase & Co.)	§±	0.52	10/1/2019	2,240,000	2,240,000	0	0	2,240,000	2,240,000
Philadelphia, PA Gas Works RB, Deutsche Bank Spears Trust, Ser. 1998 (Utility, Insd. by AMBAC & Liq.: Deutsche Bank AG)	§±	0.38	10/1/2022	13,630,000	13,630,000	0	0	13,630,000	13,630,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children's Hosp. Proj., Ser. 2005-A (Hospital, LOC: Bank of America Corp.)	§±	0.30	2/15/2021	3,300,000	3,300,000	0	0	3,300,000	3,300,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children's Hosp. Proj., Ser. 2002-B (Hospital, SPA: JPMorgan Chase & Co.)	§±	0.30	7/1/2025	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Pittsburgh, PA Water & Sewer Auth. Sys. RRB, Ser. 2008-C-1 (Water & Sewer, Insd. by FSA & SPA: Dexia SA)	§±	0.70	9/1/2035	14,455,000	14,455,000	0	0	14,455,000	14,455,000
Quakertown, PA Gen. Auth. RB, Pooled Financing Prog. Ser. A (Miscellaneous Revenue, LOC: PNC Financial Services Group, Inc.)	§±	0.36	7/1/2026	6,985,000	6,985,000	0	0	6,985,000	6,985,000
Redstone Partners Floaters Residuals Trust Relating To Philadelphia PA Ser. B (Other Revenue, Wachovia Bank LOC)	§±(q)	0.58	4/1/2048	0	0	8,995,000	8,995,000	8,995,000	8,995,000
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C (Hospital, LOC: Manufacturers & Traders Trust Co.)	§±	0.42	6/1/2037	25,340,000	25,340,000	0	0	25,340,000	25,340,000
University of Pittsburgh Cmnwlth. Sys. Higher Ed. RB, Ser. B (Education, Gtd. By University of Pittsburgh)	§±	0.25	8/12/2009	3,750,000	3,750,000	0	0	3,750,000	3,750,000
					233,073,000		8,995,000		242,068,000
Puerto Rico 0.2%
Puerto Rico Elec. Power Auth. RB MSTR, Ser. UU, Class A (Utility, SPA: Societe Generale)	§±	0.34	7/1/2029	10,080,000	10,080,000	0	0	10,080,000	10,080,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A (Special Tax, Liq.: Deutsche Bank AG)	§±	0.34	8/1/2054	800,000	800,000	0	0	800,000	800,000
					10,880,000		0		10,880,000
South Carolina 1.5%
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., Ser. 1998 (IDR, SPA: Royal Bank of Scotland)	§±	0.49	8/1/2020	9,250,000	9,250,000	0	0	9,250,000	9,250,000
Piedmont, SC Muni. Power Agcy. Elec. RB, Ser. 2008-B (Electric Revenue, SPA: Dexia SA)	§±	0.85	1/1/2034	25,900,000	25,900,000	0	0	25,900,000	25,900,000
South Carolina Edl. Facs. Auth. RB, Newbury College, Ser. 2008 (Education, Branch Banking & Trust LOC)	§±	0.37	6/1/2035	2,500,000	2,500,000	0	0	2,500,000	2,500,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB, Brookside Crossing Apts., Ser. 2008 (Housing, Insd. By FHLMC)	§±	0.33	6/1/2046	4,900,000	4,900,000	0	0	4,900,000	4,900,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB, Rental Hsg. Belton Woods Apt. Proj., Ser. 2001 (Housing, LOC: Sun Trust Banks, Inc.)	§±	2.05	12/1/2033	4,945,000	4,945,000	0	0	4,945,000	4,945,000
South Carolina Jobs EDA Hosp. Facs. RB, Anmed Hlth. Proj., Ser. A (Hospital, Liq. by Branch Banking & Trust)	§±	0.26	2/1/2035	3,000,000	3,000,000	0	0	3,000,000	3,000,000
South Carolina Jobs EDA RB, Blue Ridge Log Cabins, LLC, Ser. 2007 (IDR, LOC: Branch Banking & Trust)	§±	0.47	3/1/2032	6,600,000	6,600,000	0	0	6,600,000	6,600,000
South Carolina Jobs EDA RB, Chambers Richland Cnty. Proj., Ser. 1997 (IDR, LOC: Sun Trust Banks, Inc.)	§±	2.05	6/1/2015	10,000,000	10,000,000	0	0	10,000,000	10,000,000
South Carolina Jobs EDA RB, Ortec, Inc. Proj., Ser. B (IDR, LOC: Bank of America Corp.)	§±	0.70	11/1/2020	1,300,000	1,300,000	0	0	1,300,000	1,300,000
					68,395,000		0	0	68,395,000
South Dakota 0.4%
Lawrence Cnty., SD Solid Waste Disposal RB, Homestake Mining Proj., Ser. 1992-A (Miscellaneous Revenue, LOC: JPMorgan Chase & Co.)	§±	0.39	7/1/2032	6,000,000	6,000,000	0	0	6,000,000	6,000,000
South Dakota HDA RB, Homeownership Mtge., Ser. 2009-A (Housing, Liq. By FHLMC)	§±	0.32	5/1/2039	5,000,000	5,000,000	0	0	5,000,000	5,000,000
South Dakota Hlth. & Edl. Facs. Auth. RB, Sioux Valley Hosp. & Hlth. Sys. Proj., Ser. 2001-C (Hospital, LOC: US Bank NA)	§±	0.39	11/1/2019	7,500,000	7,500,000	0	0	7,500,000	7,500,000
					18,500,000		0		18,500,000
Tennessee 1.9%
Blount Cnty., TN Pub. Bldg. Auth. GO, Ser. E-5-B (General Obligation, LOC: Branch Banking & Trust)	§±	0.37	6/1/2042	4,820,000	4,820,000	0	0	4,820,000	4,820,000
Chattanooga, TN Hlth. & Edl. Facs. Board RB, McCallie Sch. Proj., Ser. 1998 (Education, LOC: Sun Trust Banks, Inc.)	§±	1.85	12/1/2023	6,670,000	6,670,000	0	0	6,670,000	6,670,000
Dickson Cnty., TN Indl. Dev. Board RB, Renaissance Learning Ctr. Proj., Ser. 1997 (Hospital, LOC: Sun Trust Banks, Inc.)	§±	1.90	11/1/2012	3,500,000	3,500,000	0	0	3,500,000	3,500,000
Huntingdon TN Industrial Dev. Board Behlen Manufacturing Co. Proj. (IDR, LaSalle Bank NA LOC)	§±	0.52	5/1/2020	0	0	8,000,000	8,000,000	8,000,000	8,000,000
Knox Cnty., TN Hlth. Edl. & Hsg. Facs. RB, Webb Sch. of Knoxville Proj., Ser. 1999 (Education, LOC: Sun Trust Banks, Inc.)	§±	1.85	3/1/2019	10,280,000	10,280,000	0	0	10,280,000	10,280,000
Memphis, TN Hlth. Edl. & Hsg. Facs. Board RB, PFOTER, Corning Village Apts. (Housing, Insd. By FHLMC)	§±	0.72	8/12/2021	3,520,000	3,520,000	0	0	3,520,000	3,520,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. Dev. Board RB, Belmont Univ. Proj., Ser. 2002-A (Education, LOC: Sun Trust Banks, Inc.)	§±	1.95	12/1/2023	2,320,000	2,320,000	0	0	2,320,000	2,320,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. Dev. Board RB, Belmont Univ. Proj., Ser. 2005 (Education, LOC: Sun Trust Banks, Inc.)	§±	1.80	12/1/2025	1,545,000	1,545,000	0	0	1,545,000	1,545,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. Dev. Board RB, Ensworth Sch. Proj., Ser. 2002 (Education, LOC: Sun Trust Banks, Inc.)	§±	1.85	12/1/2027	7,540,000	7,540,000	0	0	7,540,000	7,540,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hlth. & Edl. Facs. Dev. Board RRB, Trevecca Nazarene Univ. Proj., Ser. 2003 (Education, LOC: Sun Trust Banks, Inc.)	§±	1.95	9/1/2023	4,250,000	4,250,000	0	0	4,250,000	4,250,000
Metropolitan Nashville, TN Arpt. Auth. RRB, Tennessee Passenger Facs. Charge, Ser. 2003 (Airport, LOC: Sun Trust Banks, Inc.)	§±	2.05	7/1/2012	3,280,000	3,280,000	0	0	3,280,000	3,280,000
Pulaski & Giles County TN Lomar Dev. Co. Proj. (IDR, US Bank NA LOC)	§±	0.73	1/1/2017	0	0	1,840,000	1,840,000	1,840,000	1,840,000
Sevier Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt., Ser. B-2 (General Obligation, LOC: Allied Irish Bank plc)	§±	0.42	6/1/2039	18,730,000	18,730,000	0	0	18,730,000	18,730,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Southern College of Optometry Proj., Ser. 2001 (Education, LOC: Allied Irish Bank plc)	§±	0.45	6/1/2026	4,900,000	4,900,000	0	0	4,900,000	4,900,000
Springfield., TN Indl. Dev. Board RRB, Kroger CO., Ser. 2004 (IDR, LOC: U.S. Bank NA)	§±	0.41	2/1/2012	4,500,000	4,500,000	0	0	4,500,000	4,500,000
					75,855,000		9,840,000		85,695,000
Texas 9.5%
Beaumont, TX Independent Sch. Dist. Bldg. GO, Ser. 2008 (General Obligation - Local, SPA: Deutsche Bank AG)	§±	0.36	2/15/2033	6,690,000	6,690,000	0	0	6,690,000	6,690,000
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, El Centro Del Barrio Proj., Ser. 2007-A (Continuing Care Retirement Community, LOC: JPMorgan Chase & Co.)	§±	0.44	12/1/2032	14,755,000	14,755,000	0	0	14,755,000	14,755,000
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, El Centro Del Barrio Proj., Ser. 2007-B (Continuing Care Retirement Community, LOC: JPMorgan Chase & Co.)	§±	0.44	12/1/2032	2,000,000	2,000,000	0	0	2,000,000	2,000,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRRB, Vista Meadows/Fredricksburg Place Apts. Proj., Ser. 2006 (Housing, Insd. by FHLMC)	§±	0.38	9/1/2036	6,435,000	6,435,000	0	0	6,435,000	6,435,000
Brazos River, TX Harbor Naval Dist. Brazoria Cnty. RB, BASF Corp. Proj., Ser. 2001 (Miscellaneous Revenue, Gtd. by BASF Corp.)	§±	0.85	5/1/2036	500,000	500,000	0	0	500,000	500,000
Brazos, TX Harbor Indl. Dev. Corp. RRB, BASF Corp. Proj., Ser. 2001 (Miscellaneous Revenue, Gtd. by BASF Corp.)	§±	0.80	7/1/2022	4,400,000	4,400,000	0	0	4,400,000	4,400,000
Calhoun, TX Port Auth. Env. Facs. RB, Formosa Plastics Proj. (IDR, LOC: Bank of America Corp.)	§±	0.55	11/1/2038	10,000,000	10,000,000	0	0	10,000,000	10,000,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-32 (Miscellaneous Revenue, Liq.: State Street Corp.)	§±	0.46	2/1/2016	14,500,000	14,500,000	0	0	14,500,000	14,500,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., Ser. 1996 (Housing, Insd. by FHLMC)	§±	0.38	12/1/2015	6,155,000	6,155,000	0	0	6,155,000	6,155,000
Conroe, TX Independent Sch. Dist. Unlimited Tax Bldg. RRB, PUTTER, Ser. 2487 (Education, LOC: JPMorgan Chase & Co.)	§±	0.36	2/15/2014	2,250,000	2,250,000	0	0	2,250,000	2,250,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB, Dallhart Jersey Ranch, Inc., Ser. 2008 (IDR, LOC: CoBank)	§±	0.76	8/1/2039	1,700,000	1,700,000	0	0	1,700,000	1,700,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB, Hilmar Cheese Co., Inc. Proj. (IDR, LOC: Bank of the West)	§±	0.41	7/1/2032	12,250,000	12,250,000	0	0	12,250,000	12,250,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RRB, Ser. 2007-326 (Special Tax, Insd. by AMBAC & LOC: Bank of America Corp.)	§±	0.66	12/1/2025	4,300,000	4,300,000	0	0	4,300,000	4,300,000
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845 (Water & Sewer, LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	§±	0.56	10/1/2015	1,570,000	1,570,000	0	0	1,570,000	1,570,000
Del Valle, TX GO, Independent Sch. Dist. Bldg., PUTTER, Ser. 1946 (General Obligation - Local, LOC: JPMorgan Chase & Co.)	§±	0.44	8/15/2014	2,985,000	2,985,000	0	0	2,985,000	2,985,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., Ser. 2007 (Miscellaneous Revenue, LOC: CoBank)	§±	0.76	3/1/2032	23,850,000	23,850,000	0	0	23,850,000	23,850,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326 (General Obligation - Local, Insd. by FGIC)	§±	0.66	9/1/2012	2,750,000	2,750,000	0	0	2,750,000	2,750,000
Frisco, TX GO, Independent Sch. Dist., PUTTER, Ser. 2687 (General Obligation - Local, LOC: JPMorgan Chase & Co.)	§±	0.44	1/15/2013	5,010,000	5,010,000	0	0	5,010,000	5,010,000
Gulf Coast IDA RB, BP Global Power Corp. Proj., Ser. 2003 (Miscellaneous Revenue, Liq.: Deutsche Bank AG)	§±	0.40	4/1/2038	13,600,000	13,600,000	0	0	13,600,000	13,600,000
Gulf Coast, TX Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2003 (Miscellaneous Revenue, Gtd. by BP plc)	§±	0.40	7/1/2034	25,000,000	25,000,000	0	0	25,000,000	25,000,000
Gulf Coast, TX Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2004 (Miscellaneous Revenue, Gtd. by BP plc)	§±	0.40	12/1/2031	20,000	20,000	0	0	20,000	20,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004 (Miscellaneous Revenue, LOC: Wells Fargo & Co.)	§±**	0.76	10/1/2029	4,000,000	4,000,000	0	0	4,000,000	4,000,000
Harris Cnty., TX Cultural Edl. Facs. Fin. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. 2008-D (Hospital, LOC: Allied Irish Bank plc)	§±	0.70	6/1/2029	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj., Ser. 2006 (Miscellaneous Revenue, Gtd. by Deer Park Refining, Ltd.)	§±	0.60	2/1/2023	8,100,000	8,100,000	0	0	8,100,000	8,100,000
Jefferson Cnty., TX Hsg. Fin. Corp. MHRB, Lakes Trust, Ser. 2008-1 (Housing, LOC: Bank of America Corp.)	§±	0.51	1/1/2036	8,490,000	8,490,000	0	0	8,490,000	8,490,000
Jefferson Cnty., TX Hsg. Fin. Corp. MHRB, Lakes Trust, Ser. 2008-2 (Housing, LOC: Bank of America Corp.)	§±	0.51	1/1/2036	6,100,000	6,100,000	0	0	6,100,000	6,100,000
Katy, TX GO, Independent Sch. Dist., Ser. 2000 (General Obligation - Local, LOC: Bank of America Corp.)	§±	0.29	8/15/2033	7,130,000	7,130,000	0	0	7,130,000	7,130,000
Lamar, TX Independent Sch. Dist. Construction Refunding GO, Ser. 2008 (General Obligation - Local, SPA: Deutsche Bank AG)	§±	0.36	2/15/2038	6,500,000	6,500,000	0	0	6,500,000	6,500,000
Longview, TX GO, Independent Sch. Dist., PUTTER, Ser. 3059 (General Obligation - Local, LOC: JPMorgan Chase & Co.)	§±	0.36	2/15/2016	2,295,000	2,295,000	0	0	2,295,000	2,295,000
Lovejoy, TX Independent Sch. Dist. Bldg. GO, Deutsche Bank Spreas Trust, Ser. 2008 (General Obligation - Local, SPA: Deutsche Bank AG)	§±	0.36	2/15/2038	3,270,000	3,270,000	0	0	3,270,000	3,270,000
Lufkin, TX Hlth. Facs. Dev. Corp. Sys. RRB, Memorial Hlth. Sys.of East Texas, Ser. 2005-A (Hospital, LOC: Allied Irish Banks plc)	§±	0.29	2/15/2028	24,295,000	24,295,000	0	0	24,295,000	24,295,000
North Texas Throughway Auth. RRB, Ser. DB-620 (Transportation, Gtd. by & SPA: Deutsche Bank AG)	§±	0.36	1/1/2033	18,565,000	18,565,000	0	0	18,565,000	18,565,000
Northside, TX GO, Independent Sch. Dist., Ser. 2003 (General Obligation - Local, LOC: JPMorgan Chase & Co.)	§±	0.36	12/15/2012	6,325,000	6,325,000	0	0	6,325,000	6,325,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj. (Solid Waste, Gtd. by Flint Hills Resources)	§±	0.84	1/1/2030	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser. 2002-A (Solid Waste, Gtd. by Flint Hills Resources)	§±	0.71	7/1/2029	43,600,000	43,600,000	0	0	43,600,000	43,600,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser. 2006 (Solid Waste, Gtd. by Flint Hills Resources)	§±	2.05	1/1/2030	19,000,000	19,000,000	0	0	19,000,000	19,000,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser. 2007 (Solid Waste, Gtd. by Flint Hills Resources)	§±	0.84	1/1/2032	7,500,000	7,500,000	0	0	7,500,000	7,500,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser. A (Solid Waste, Gtd. by Flint Hills Resources)	§±	0.84	4/1/2028	9,000,000	9,000,000	0	0	9,000,000	9,000,000
Red River, TX Ed. Fin. Corp. RB, Parish Day Sch. Proj., Ser. 2001-A (Education, LOC: Allied Irish Banks plc)	§±	0.48	12/1/2031	15,740,000	15,740,000	0	0	15,740,000	15,740,000
Red River, TX Ed. Fin. Corp. RB, Parish Episcopal Sch. Proj., Ser. 2004 (Education, LOC: Allied Irish Banks plc)	§±	0.48	12/1/2034	4,765,000	4,765,000	0	0	4,765,000	4,765,000
Redstone Partners Floaters Residuals Trust Ser. A (Other Revenue, Wachovia Bank LOC)	§±(q)	0.58	12/1/2047	0	0	12,200,000	12,200,000	12,200,000	12,200,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989 (IDR, LOC: U.S. Bancorp)	§±	0.78	7/1/2014	1,700,000	1,700,000	0	0	1,700,000	1,700,000
San Antonio, TX Elec. & Gas RRB, Deutsche Bank Spears Trust, Ser. 2007 (Utility, SPA: Deutsche Bank AG)	§±	0.36	2/1/2032	8,310,000	8,310,000	0	0	8,310,000	8,310,000
San Antonio, TX Water Sys. RRB, Ser. 2007 (Water & Sewer, SPA: Societe Generale SA)	§±	0.36	5/15/2037	13,085,000	13,085,000	0	0	13,085,000	13,085,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj. (Manufacturing, LOC: Bank of America Corp.)	§±	0.62	4/1/2015	6,250,000	6,250,000	0	0	6,250,000	6,250,000
Spring, TX Independent Sch. Dist. Refunding GO, Deutsche Bank Spears Trust, Ser. 2008-A (General Obligation - Local, SPA: Deutsche Bank AG)	§±	0.36	8/15/2033	3,820,000	3,820,000	0	0	3,820,000	3,820,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj. (Housing, LOC: FHLMC)	§±	0.69	5/30/2019	13,105,000	13,105,000	0	0	13,105,000	13,105,000
Texas Trans (Miscellaneous)		3.00	8/28/2009	0	0	2,865,000	2,866,919	2,865,000	2,866,919
University of Texas Board of Regulatory Fin. Sys. RB, PUTTER, Ser. 2775 (Education, LOC: JPMorgan Chase & Co.)	§±	0.34	8/27/2009	5,105,000	5,105,000	0	0	5,105,000	5,105,000
Weslaco, TX Hlth. Facs. Dev. RRB, Knapp Med. Ctr. Proj., Ser. 2008-B (Hospital, LOC: Compass Bank)	§±	0.40	6/1/2031	4,730,000	4,730,000	0	0	4,730,000	4,730,000
					421,500,000		15,066,919	0	436,566,919
Utah 0.2%
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj. (IDR, SPA: Bay Hypo-Und Vereinsbank AG)	§±	0.76	10/1/2021	4,400,000	4,400,000	0	0	4,400,000	4,400,000
Weber Cnty., UT IDRB, U.S. Holdings Manufacturing Proj., Ser. 2007 (IDR, LOC: SunTrust Banks, Inc.)	§±	2.10	3/1/2027	4,050,000	4,050,000	0	0	4,050,000	4,050,000
					8,450,000		0		8,450,000
Vermont 0.3%
Vermont Educational & Health Bldgs. North Cty. Hosp. Proj. A (HCFR, LOC: TD Banknorth, NA)	§±	0.35	10/1/2034	0	0	1,555,000	1,555,000	1,555,000	1,555,000
Vermont Hsg. Fin. Agcy. SFHRB, Ser. 19B (Housing, LOC: TD Banknorth, NA)	§±	0.65	5/1/2033	6,900,000	6,900,000	0	0	6,900,000	6,900,000
Vermont Hsg. Fin. Agcy. SFHRB, Ser. 20B (Housing, LOC: FSA)	§±	0.65	11/1/2033	7,000,000	7,000,000	0	0	7,000,000	7,000,000
					13,900,000		1,555,000		15,455,000
Virginia 1.7%
Albemarle Cnty., VA EDA Edl. Facs. RB, Annes Belfield, Inc., Ser. 2008 (Education, LOC: SunTrust Banks, Inc.)	§±	1.85	12/1/2035	6,000,000	6,000,000	0	0	6,000,000	6,000,000
Arlington Cnty., VA IDA MHRRB, Woodbury Park Apts. Proj., Ser. 2005-A (Housing, Insd. by FHLMC)	§±	0.33	3/1/2035	800,000	800,000	0	0	800,000	800,000
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Residential Care Facs. RB, Lucy Corr Village, Ser. 2008-B (Continuing Care Retirement Community, LOC: BB&T Corp.)	§±	0.37	12/1/2012	2,710,000	2,710,000	0	0	2,710,000	2,710,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc. (IDR, Gtd. by Honeywell Intl., Inc.)	§±	0.48	8/1/2009	3,000,000	3,000,000	0	0	3,000,000	3,000,000
Fauquier Cnty., VA IDA RB, Highland Sch. Proj., Ser. 2008 (Education, LOC: Branch Banking & Trust Co.)	§±	0.37	12/1/2033	4,250,000	4,250,000	0	0	4,250,000	4,250,000
Fauquier Cnty., VA IDA RB, Wakefield Sch., Inc., Ser. 2008 (Education, LOC: PNC Financial Services Group, Inc.)	§±	0.29	4/1/2038	35,000	35,000	0	0	35,000	35,000
FHLMC MHRB, Class A Cert., Ser. M021 (Housing, Gtd. by FHLMC)	§±	0.46	6/15/2036	34,305,000	34,305,000	0	0	34,305,000	34,305,000
FHLMC MHRB, Ser. MO-19 (Housing, LOC: FHLMC)	§±	0.46	5/1/2017	19,332,000	19,332,000	0	0	19,332,000	19,332,000
Henrico Cnty., VA EDA Residential Care Facs. RB, Westminster-Cantebury Richmond, Ser. 2008 (Continuing Care Retirement Community, LOC: BB&T Corp.)	§±	0.37	10/1/2037	3,200,000	3,200,000	0	0	3,200,000	3,200,000
Salem, VA IDA MHRB, Oak Park Apts. Proj., Ser. 2008 (Housing, Insd. by FHLMC)	§±	0.37	8/15/2043	2,745,000	2,745,000	0	0	2,745,000	2,745,000
					76,377,000		0		76,377,000
Washington 1.9%
King Cnty., WA Hsg. Auth. RB, Summerfield Apts. Proj. for YWCA of Seattle-King Cnty., Ser. 2005 (Housing, LOC: U.S. Bank NA)	§±	0.48	9/1/2035	1,765,000	1,765,000	0	0	1,765,000	1,765,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002 (Water & Sewer, Insd. by MBIA & LOC: U.S. Bank NA)		0.30	9/1/2013	6,700,000	6,717,128	0	0	6,700,000	6,717,128
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001 (IDR, LOC: Wells Fargo & Co.)	••	0.76	10/1/2016	1,470,000	1,470,000	0	0	1,470,000	1,470,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., Ser. 2001 (IDR, LOC: Bank of America Corp.)	§±	0.76	9/1/2021	3,300,000	3,300,000	0	0	3,300,000	3,300,000
Washington GO, Austin Trust Variable Cert., Ser. 2007-A (General Obligation - State, LOC: Bank of America Corp.)	§±	1.01	7/1/2014	4,640,000	4,640,000	0	0	4,640,000	4,640,000
Washington GO, PUTTER, Ser. 2640 (General Obligation - State, Liq.: JPMorgan Chase & Co.)	§±	0.34	1/1/2016	9,995,000	9,995,000	0	0	9,995,000	9,995,000
Washington GO, Ser. 2005-C (General Obligation - State, SPA: Deutsche Bank AG)	§±	0.37	6/1/2021	5,630,000	5,630,000	0	0	5,630,000	5,630,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch. (Education, LOC: Bank of America Corp.)	§±	0.45	9/1/2033	1,940,000	1,940,000	0	0	1,940,000	1,940,000
Washington Hsg. Fin. Commission RB, Seattle Art Museum Proj., Ser. 2005 (Miscellaneous Revenue, LOC: Allied Irish Banks plc)	§±	0.38	7/1/2033	17,500,000	17,500,000	0	0	17,500,000	17,500,000
Washington Hsg. Fin. Commission RB, Ser. 1335 (Housing, Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	§±	0.66	12/1/2009	2,890,000	2,890,000	0	0	2,890,000	2,890,000
Washington Hsg. Fin. MHRB, Heatherwood Cmnty. Apts. Proj., Ser. 2002-A (Housing, Insd. by FHLMC)	§±	0.44	6/1/2037	3,400,000	3,400,000	0	0	3,400,000	3,400,000
Washington Hsg. Fin. MHRB, Regency Park Apts. Proj., Ser. 1999-A (Housing, Insd. by FHLMC)	§±	0.44	6/1/2027	7,805,000	7,805,000	0	0	7,805,000	7,805,000
Washington Pub. Power Supply Sys. RB, Nuclear Proj., Ser. 1993-1A (Utility, LOC: Bank of America Corp.)	§±	0.38	7/1/2017	6,355,000	6,355,000	0	0	6,355,000	6,355,000
Washington State EDFA Mercer Island Partners LLC Project (IDR, US Bank NA LOC)	§±	0.68	6/1/2027	0	0	1,300,000	1,300,000	1,300,000	1,300,000
Washington State EDFA Waste Mgmnt. Inc. Proj. (Other Revenue, PNC Bank NA LOC)	§±	0.65	6/1/2020	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Washington State Housing Fin. Comm. Whisperwood Apts. Proj. Ser. A (Multi-Family Housing Revenue, FNMA Insured)	§±	0.42	5/15/2035	0	0	1,590,000	1,590,000	1,590,000	1,590,000
Washington State Series R-A (Other Revenue, First Security Bank LOC)		5.50	9/1/2009	0	0	1,000,000	1,003,044	1,000,000	1,003,044
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., Ser. 1996 (IDR, LOC: Bank of the West)	§±	0.88	12/1/2026	3,280,000	3,280,000	0	0	3,280,000	3,280,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., Ser. 2006 (Solid Waste, LOC: Bank of America Corp.)	§±	0.76	8/1/2026	2,500,000	2,500,000	0	0	2,500,000	2,500,000
					79,187,128		8,893,044	0	88,080,172
West Virginia 0.5%
Kanawha, Cnty., WV IDRB, Kroger Co., Ser. 2004-A (IDR, LOC: U.S. Bank NA)	§±	0.41	2/1/2012	4,500,000	4,500,000	0	0	4,500,000	4,500,000
Kanawha, Cnty., WV IDRB, Kroger Co., Ser. 2004-B (IDR, LOC: U.S. Bank NA)	§±	0.41	4/1/2013	6,850,000	6,850,000	0	0	6,850,000	6,850,000
Marmet, WV Comml. Dev. RRB, Kroger Co., Ser. 2004 (IDR, LOC: U.S. Bank NA)	§±	0.41	11/1/2012	3,100,000	3,100,000	0	0	3,100,000	3,100,000
Pleasants County WV Simonton Bldg. Products Proj. (IDR, PNC Bank NA LOC)	§±	0.60	12/1/2019	0	0	7,055,000	7,055,000	7,055,000	7,055,000
West Virginia EDA IDRB, Coastal Lumber Products Proj., Ser. A (IDR, LOC: Crestar Bank)	§±	0.57	9/1/2015	1,510,000	1,510,000	0	0	1,510,000	1,510,000
West Virginia EDA IDRB, Coastal Lumber Products Proj., Ser. B (IDR, LOC: Crestar Bank)	§±	0.57	9/1/2015	900,000	900,000	0	0	900,000	900,000
					16,860,000		7,055,000		23,915,000
Wisconsin 1.0%
Appleton WI Great Northern Corp. Proj. A (IDR, US Bank NA LOC)	§±	0.55	9/1/2019	0	0	2,400,000	2,400,000	2,400,000	2,400,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., Ser. 2006 (IDR, LOC: U.S. Bancorp)	§±	0.58	2/1/2026	3,805,000	3,805,000	0	0	3,805,000	3,805,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., Ser. 2001 (IDR, LOC: U.S. Bancorp)	§±	0.53	1/1/2019	2,060,000	2,060,000	0	0	2,060,000	2,060,000
New Glarus, WI IDRB, New Glarus Proj., Ser. 2003 (IDR, LOC: U.S. Bank NA)	§±	0.67	12/1/2023	1,345,000	1,345,000	0	0	1,345,000	1,345,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., Ser. 2001 (IDR, LOC: U.S. Bancorp)	§±	0.68	9/1/2021	2,355,000	2,355,000	0	0	2,355,000	2,355,000
Racine, WI Solid Waste Disposal RRB, Republic Svcs., Inc. Proj., Ser. 2004 (Solid Waste, LOC: JPMorgan Chase & Co.)	§±	0.38	11/1/2037	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., Ser. 2000 (IDR, LOC: Associated Bank NA)	§±	0.56	12/1/2021	1,725,000	1,725,000	0	0	1,725,000	1,725,000
Two Rivers WI Riverside Foods Inc. Proj. (IDR, Federal Home Loan Bank LOC)	§±	0.61	12/1/2022	0	0	2,330,000	2,330,000	2,330,000	2,330,000
University of Wisconsin Hosp. & Clinics Auth. RRB, Ser. 2009-A (Hospital, LOC: U.S. Bank NA)	§±	0.38	4/1/2032	4,870,000	4,870,000	0	0	4,870,000	4,870,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, St. Camillus Hlth. Ctr. Proj., Ser. 2005 (Hospital, LOC: U.S. Bank NA)	§±	0.41	2/1/2035	2,375,000	2,375,000	0	0	2,375,000	2,375,000
Wisconsin Hsg. & EDA RB, Ser. 2879 (Housing, LOC: JPMorgan Chase & Co.)	§±	0.54	3/1/2015	6,995,000	6,995,000	0	0	6,995,000	6,995,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., Ser. 1999 (Miscellaneous Revenue, LOC: U.S. Bancorp)	§±	0.65	8/1/2019	3,420,000	3,420,000	0	0	3,420,000	3,420,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232 (Utility, Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	§±	0.49	7/1/2013	6,840,000	6,840,000	0	0	6,840,000	6,840,000
					40,790,000		4,730,000		45,520,000
Wyoming 0.0%
Cheyenne, WY IDRB, Groblet File Co., Inc. Proj.	§±	1.15	8/1/2017	0	0	1,600,000	1,600,000	1,600,000	1,600,000
Total Municipal Bonds and Notes (Cost $4,208,593,606, $382,769,648 and $4,591,363,254, respectively)					4,208,593,606		382,769,648		4,591,363,254
Total Investments (Cost $4,208,593,606, $397,109,648 and $4,605,703,254, respectively) 99.6%					$4,208,593,606		$397,109,648		$4,605,703,254
Other Assets and Liabilities 0.4%					16,348,447		572,397		16,920,844
Net Assets 100.0%					$4,224,942,053		$397,682,046		$4,622,624,099

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
**	Credit enhancement is provided by a non-controlled affiliate.
^	Zero coupon bond. Interest rate presented is yield to maturity.
(q)	Credit enhancement is provided by an affiliate.

Summary of Abbreviations
ABAG	Association of Bay Area Governments
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HCFR	Healthcare Facilities Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDR	IDR
IDRB	IDR Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
MFHR	Multi-Family Housing Revenue
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
MUD	Municipal Utility District
PCFA	Pollution Control Finance Authority
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as follows:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen Municipal Money Market Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$4,208,593,606	$0	$4,208,593,606
Wells Fargo Advantage Municipal Money Market Fund
Commercial paper	$0	$14,340,000	$0	$14,340,000
Debt securities issued by states in the U.S. and its political subdivisions	0	382,769,648	0	382,769,648
	$0	$397,109,648	$0	$397,109,648

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage Municipal Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities - July 31, 2009 (Unaudited)

	Evergreen Municipal Money Market Fund	Wells Fargo Advantage Municipal Money Market Fund	Proforma Adjustments		Wells Fargo Advantage Municipal Money Market Fund Pro Forma
Assets
Total investments at amortized cost	$4,208,593,606	$397,109,648			$4,605,703,254
Cash	3,126,792	53,562			3,180,354
Receivable for Fund shares issued	81,782	0			81,782
Receivables for interest	5,376,090	721,070			6,097,160
Receivable for investments sold	9,772,146	0			9,772,146
Receivable from investment advisor	1,865,243	0			1,865,243
Prepaid expenses and other assets	351,117	20,855			371,972
Total assets	4,229,166,776	397,905,135			4,627,071,911
Liabilities
Payable for Fund shares redeemed	4,053,032	0			4,053,032
Dividends payable	6,881	51,091			57,972
Payable to investment advisor and affiliates	0	93,677			93,677
Due to related parties	114,906	0			114,906
Accrued expenses and other liabilities	49,904	78,321			128,225
Total liabilities	4,224,723	223,089			4,447,812
Total net assets	$4,224,942,053	$397,682,046			$4,622,624,099
NET ASSETS CONSIST OF
Paid-in capital	$4,224,752,041	$397,682,174			$4,622,434,215
Undistributed net investment income	117,034	3			117,037
Undistributed net realized gain (loss) on investments	72,978	(131)			72,847
Total net assets	$4,224,942,053	$397,682,046			$4,622,624,099
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$230,119,132				$230,119,132
Shares outstanding – Class A	230,175,213				230,175,213
Net asset value and offering price per share – Class A	$1.00				$1.00
Net assets – Class S	$3,764,221,446		$(3,764,221,446)	A
Shares outstanding – Class S	3,764,135,661		(3,764,135,661)	B
Net asset value and offering price per share – Class S	$1.00
Net assets – Class I	$230,601,475		$(230,601,475)	C
Shares outstanding – Class I	230,508,796		(230,508,796)	B
Net asset value and offering price per share – Class I	$1.00
Net assets – Institutional Class		$100,172,908			$100,172,908
Shares outstanding – Institutional Class		100,173,910			100,173,910
Net asset value and offering price per share – Institutional Class		$1.00			$1.00
Net assets – Service Class			$230,601,475	C	$230,601,475
Shares outstanding – Service Class			230,508,796	B	230,508,796
Net asset value and offering price per share – Service Class					$1.00
Net assets – Investor Class		$297,509,138			$297,509,138
Shares outstanding – Investor Class		297,512,113			297,512,113
Net asset value per share – Investor Class		$1.00			$1.00
Net assets – Sweep Class			$3,764,221,446	A	$3,764,221,446
Shares outstanding – Sweep Class			3,764,135,661	B	3,764,135,661
Net asset value and offering price per share – Sweep Class					$1.00
[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the merger of Class S of target fund into Sweep Class of the surviving fund.

B - Reflects the impact of converting shares of the target fund into shares of the surviving fund.

C - Reflects the merger of Class I of target fund into Service Class of the surviving fund.

See Notes to Combining Pro Forma Financial Statements

Wells Fargo Advantage Municipal Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months ended July 31, 2009 (Unaudited)

	Evergreen Municipal Money Market Fund	Wells Fargo Advantage Municipal Money Market Fund	Proforma Adjustments		Wells Fargo Advantage Municipal Money Market Fund Pro Forma
Investment income
Interest	$57,102,109	$6,612,140			$63,714,249
Expenses
Advisory fees	15,366,276	1,206,470	(4,787,884)	A	11,784,862
Administration fees					-
Fund level	2,286,805	201,078	(390,635)	A	2,097,248
Class A			667,873	B	667,873
Sweep Class			7,129,066	B	7,129,066
Institutional Class		42,611	(232)	C	42,379
Investor Class		942,012	(74,532)	C	867,480
Service Class			300,561	D	300,561
Custody fees		80,432	3,458	D	83,890
Shareholder servicing fees					-
Class A	914,437		(155,491)	C	758,946
Sweep Class	8,137,482		(36,271)	C	8,101,211
Investor Class		870,922	(3,442)	C	867,480
Service Class			626,168	D	626,168
Accounting fees	972,474	15,175	(830,355)	A	157,294
Distribution fees
Class S	11,392,475		(50,780)	C	11,341,695
Professional fees	119,724	13,255	(635)	E	132,344
Registration fees	77,174	(9,173)	17,308	G	85,309
Shareholder reports	91,603	54,386	(36,497)	E	109,492
Trustees' fees	72,938	10,945	(3,257)	E	80,626
Government guarantee program	1,060,506	137,902	-		1,198,408
Transfer agent fee	708,691		(708,691)	F	-
Other fees and expenses	27,574	2,948	(42)	E	30,480
Total expenses	41,228,159	3,568,963	1,665,690		46,462,812
Less
Expense reductions	(4,908)	(8)	-		(4,916)
Waived fees and reimbursed expenses	(6,794,569)	(1,091,529)	875,432	H	(7,010,666)
Net expenses	34,428,682	2,477,426	2,541,122		39,447,230
Net investment income	22,673,427	4,134,714	(2,541,122)		24,267,019
Net realized gain on investments	168,897	413	-		169,310
Net increase in net assets resulting from operations	$22,842,324	$4,135,127	(2,541,122)		$24,436,329
A	Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a decrease based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects an increase based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
E	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
F	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
G	Reflects an increase based on the expected fixed costs of the combined surviving fund
H	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

See Notes to Pro Forma Combining Financial Statements.

Proforma Statement of Operations - For the Twelve Months Ended April 30, 2009 (unaudited)	Wells Fargo Advantagle Funds

	Wells Fargo Advantage Municipal Money Market Fund	Evergreen Municipal Money Market Fund	Proforma Adjustments		Wells Fargo Emerging Markets Equity Fund Pro Forma	Target Calculated Expense Rates	Acquiring Calculated Expense Rates	Combined Contract Rates	Combined Proforma Ratios	Combined Proforma Expenses
Investment Income
Dividends (1)					$-
Dividends allocated from affiliated Master Portfolios			-		-
Interest (2)			-		-
Interest income allocated from affiliated Master Portfolios			-		-
Income on mortgage dollar rolls			-		-
Income from affiliated securities			-		-
Securities lending income, net			-		-
Expenses allocated from affiliated Master Portfolios			-		-
Waivers allocated from affiliated Master Portfolios					-
Total investment income	-	-	-		-
Expenses
Advisory fees	1,206,470	15,366,276	(4,787,884)	A	11,784,862	0.30%	0.40%	0.28%	0.28%	11,784,862.20
Administration fees
Fund Level	201,078	2,286,805	(390,635)	A	2,097,248	0.05%	0.06%	0.05%	0.05%	2,097,247.67
Class A			667,873	B	667,873			0.22%	0.22%	667,872.82
Class B			-		-			0.28%	0.28%	0.00
Class C			-		-			0.28%	0.28%	0.00
Class D
Class Z										0.00
Administrator Class			-		-		0.00%		0.00%	0.00
Sweep Class			7,129,066	B	7,129,066			0.22%	0.22%	7,129,065.73
Institutional Class	42,611		(232)	C	42,379	0.08%		0.08%	0.08%	42,378.71
Investor Class	942,012		(74,532)	C	867,480	0.27%		0.25%	0.25%	867,479.70
Select Class
Service Class			300,561	B	300,561			0.12%	0.12%	300,560.52
Class O
Custody fees	80,432		3,458	D	83,890	0.02%		0.00%	0.00%	83,889.91
Accounting fees	15,175	972,474	(830,355)	A	157,294	0.00%	0.03%	0.00%	0.00%	157,293.58
Shareholder servicing fees
Class A		914,437	(155,491)	C	758,946		0.30%	0.25%	0.25%	758,946.39
Class B					-				0.00%	0.00
Class C					-				0.00%	0.00
Sweep Class		8,137,482	(36,271)	C	8,101,211		0.25%	0.25%	0.25%	8,101,211.06
Service Class			626,168	B	626,168			0.25%	0.25%	626,167.75
Investor Class	870,922		(3,442)	C	867,480	0.25%		0.25%	0.25%	867,479.70
Distribution fees									0.00%
Class A
Class B					-				0.00%	0.00
Class C					-				0.00%	0.00
Class S		11,392,475	(50,780)	C	11,341,695		0.35%	0.35%	0.35%	11,341,695.48
Class IN
Class IS
Class P
Investor Class
Advisor Class
Administrator Class
Service Class
Professional fees	13,255	119,724	(635)	E	132,344	0.00%	0.00%	0.00%	0.00%	132,343.60
Transfer agent fees		708,691	(708,691)	F	-	0.00%	0.02%	0.00%	0.00%	0.00
Registration fees	(9,173)	77,174	17,308	G	85,309	0.00%	0.00%	0.00%	0.00%	85,308.58
Shareholder reports	54,386	91,603	(36,497)	E	109,492	0.01%	0.00%	0.00%	0.00%	109,491.75
Trustees' fees	10,945	72,938	(3,257)	E	80,626	0.00%	0.00%	0.00%	0.00%	80,626.08
Government Guarantee Program	137,902	1,060,506	-		1,198,408	0.03%	0.03%	0.03%	0.03%	1,198,408.00
Other fees and expenses	2,948	27,574	(42)	E	30,480	0.00%	0.00%	0.00%	0.00%	30,480.46
Total expenses	3,568,963	41,228,159	1,665,688		46,462,810	1.03%	1.45%		3.18%	46,462,809.70
Less
Expense reductions	(8)	(4,908)			(4,916)
Waived fees and/or reimbursed expenses	(1,091,529)	(6,794,569)	875,432	H	(7,010,666)	-0.27%	-0.18%		-0.17%	(7,010,665.88)
Net expenses	2,477,426	34,428,682	2,541,120		39,447,228	0.62%	0.91%		0.94%	39,452,143.82
Net investment income (loss)	(2,477,426)	(34,428,682)			(39,447,228)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from
Securities, foreign currencies and foreign currency translation	-	-			-
Securities transactions allocated from Master Portfolios	#REF!	-			#REF!
Net realized gain (loss) from investments	#REF!	-			#REF!
Net change in unrealized appreciation (depreciation) of
Securities, foreign currencies and foreign currency translation	-	-			-
Securities transactions allocated from Master Portfolios	#REF!	-			#REF!
Net change in unrealized appreciation (depreciation) of investments	#REF!	-			#REF!
Net realized and unrealized gain (loss) on investments	#REF!	-			#REF!
Net increase (decrease) in net assets resulting from operations	#REF!	$(34,428,682)			#REF!

1 Net of foreign withholding taxes on dividends	$-	$60,288			$60,288

The accompanying notes are an integral part of these proforma financial statements.

A	Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a decrease based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
D	Reflects an increase based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
E	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
F	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
G	Reflects an increase based on the expected fixed costs of the combined surviving fund.
H	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.

Wells Fargo Advantage Municipal Money Market Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

July 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage Municipal Money Market Fund (“Wells Fargo Municipal Money Market Fund”) and Evergreen Municipal Money Market Fund (each, a “Fund”) at July 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assumes the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen Municipal Money Market Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen Municipal Money Market Fund by Wells Fargo Municipal Money Market Fund, in a tax-free exchange for shares of Wells Fargo Municipal Money Market Fund at net asset value. As a result of the Reorganization, Class A, Class S and Class I shareholders of Evergreen Municipal Money Market Fund would become shareholders of Class A, Sweep Class and Service Class, respectively, of Wells Fargo Municipal Money Market Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo Municipal Money Market Fund and Evergreen Municipal Money Market Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Combining Portfolio of Investments as though the combination had been effective on July 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 5 – Pro Forma Operating Expenses.

Following the Reorganization, Evergreen Municipal Money Market Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen Municipal Money Market Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). As of July 31, 2009, securities held by Wells Fargo Municipal Money Market Fund would comply with the compliance guidelines and investment restrictions of by Evergreen Municipal Money Market Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo Municipal Money Market Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen Municipal Money Market Fund and Wells Fargo Municipal Money Market Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of September 30, 2009, Wells Fargo Municipal Money Market Fund had $131 in capital loss carryforwards.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

4.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo Municipal Money Market Fund that would have been issued at July 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen Municipal Money Market Fund to be acquired as of July 31, 2009, divided by the net asset value per share of the shares of Wells Fargo Municipal Money Market Fund as of July 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at July 31, 2009:

Class of Shares	Shares of Wells Fargo Municipal Money Market Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A (a)	0	230,175,213	230,175,213
Institutional Class	100,173,937	0	100,173,937
Service Class (a)	0	230,508,796	230,508,796
Investor Class	297,512,086	0	297,512,086
Sweep Class (a)	0	3,764,135,661	3,764,135,661
(a)	Wells Fargo Municipal Money Market Fund does not offer Classes A, Sweep Class and Service Class shares before the Reorganization.
5.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the twelve month period ending July 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo Municipal Money Market Fund and Evergreen Municipal Money Market Fund for the twelve months ended July 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended July 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo Municipal Money Market Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

6.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

These unaudited Pro Forma Combining Financial Statements relate specifically to the proposed transfer of the assets and liabilities of Evergreen California Municipal Money Market Fund to Wells Fargo Advantage California Municipal Money Market Fund, in exchange for shares of Wells Fargo Advantage California Municipal Money Market Fund. The period presented covers the period from September 1, 2008 through August 31, 2009 and reflects financial information assuming the mergers take place.

Wells Fargo Advantage California Municipal Money Market Fund
Pro Forma Combining Financial Statements
Pro Forma Combining Portfolio of Investments – August 31, 2009 (unaudited)

				Evergreen California Money Market Fund		Wells Fargo Advantage California Municipal Money Market Fund		Wells Fargo Advantage California Municipal Money Market Fund Pro Forma
		Interest Rate	Maturity Date	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Commercial Paper: 7.3%
California Infrastructure & Economic Development		0.25%	10/6/2009	$0	$0	$14,365,000	$14,365,000	$14,365,000	$14,365,000
California PCFA		0.35	10/1/2009	0	0	22,500,000	22,500,000	22,500,000	22,500,000
Dublin San Ramon Service District East Bay MUD Water Authority		0.30	11/5/2009	0	0	4,210,000	4,210,000	4,210,000	4,210,000
Golden Gate Bridge, Highway & Transportation District		0.35	10/8/2009	0	0	26,300,000	26,300,000	26,300,000	26,300,000
Imperial Irrigation District California Electric & Water System		0.30	9/9/2009	0	0	12,245,000	12,245,000	12,245,000	12,245,000
Los Angeles Department of Airports		0.35	9/3/2009	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Los Angeles Metropolitan Transportation		0.35	11/6/2009	0	0	15,000,000	15,000,000	15,000,000	15,000,000
Los Angeles Municipal Improvement		0.30	12/9/2009	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Los Angeles Municipal Improvement		0.30	12/10/2009	0	0	15,000,000	15,000,000	15,000,000	15,000,000
Sacramento MUD		0.40	1/15/2010	0	0	30,700,000	30,700,000	30,700,000	30,700,000
San Diego County Regional Transportation		0.80	9/10/2009	0	0	5,000,000	5,000,000	5,000,000	5,000,000
San Diego Regional Airport Authority		0.40	12/3/2009	0	0	22,561,000	22,561,000	22,561,000	22,561,000
San Francisco Public Utilities Commission		0.35	1/13/2010	0	0	16,880,000	16,880,000	16,880,000	16,880,000
San Francisco Public Utilities Commission		0.40	12/9/2009	0	0	8,425,000	8,425,000	8,425,000	8,425,000
San Francisco Public Utilities Commission		0.45	1/12/2010	0	0	8,425,000	8,425,000	8,425,000	8,425,000
San Joaquin Transportation Authority		0.32	9/8/2009	0	0	43,185,000	43,185,000	43,185,000	43,185,000
Total Commercial Paper (Cost $0, $256,796,000 and $256,796,000, respectively)					0		256,796,000		$256,796,000
Municipal Bonds & Notes: 92.7%
California 89.2%
California ABAG Finance Authority for Nonprofit Corporation RB, The Wright Institute (Education, Allied Irish Banks plc LOC)	§±	0.36	11/1/2031	2,900,000	2,900,000	0	0	2,900,000	2,900,000
ABAG Finance Authority For Nonprofit Corporations California Air Force Village West Incorporated (Other Revenue, KBC Bank NV LOC)	§±	0.30	5/15/2035	0	0	10,865,000	10,865,000	10,865,000	10,865,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.18	9/1/2033	0	0	10,000,000	10,000,000	10,000,000	10,000,000
ABAG Finance Authority for Nonprofit Corporations California San Francisco University Series A (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.55	4/1/2035	0	0	3,380,000	3,380,000	3,380,000	3,380,000
ABAG Finance Authority for Nonprofit Corporations California Jewish Home San Francisco (Other Revenue, Allied Irish Bank plc LOC)	§±	0.13	11/15/2035	0	0	19,455,000	19,455,000	19,455,000	19,455,000
ABAG Finance Authority for Nonprofit Corporations California La Jolla County Day School Series A (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.55	9/1/2036	0	0	4,180,000	4,180,000	4,180,000	4,180,000
ABAG Finance Authority For Nonprofit Corporations California Francis Parker School Project (Private School Revenue, Bank of New York LOC)	§±	0.23	9/1/2036	0	0	5,435,000	5,435,000	5,435,000	5,435,000
ABAG Finance Authority for Nonprofit Corporations California Saint Anthony Foundation (Other Revenue, Bank of America NA LOC)	§±	0.25	3/1/2037	0	0	2,200,000	2,200,000	2,200,000	2,200,000
ABAG Finance Authority for Nonprofit Corporations California Oshman Family Jewish Community (Economic Development Revenue, LaSalle National Bank NA LOC)	§±	0.12	6/1/2037	0	0	2,635,000	2,635,000	2,635,000	2,635,000
ABAG Finance Authority for Nonprofit Corporations California Branson School (Other Revenue, Allied Irish Bank plc LOC)	§±	0.55	7/1/2038	0	0	8,000,000	8,000,000	8,000,000	8,000,000
ABAG Finance Authority For Nonprofit Corporations Schools Sacred Heart Series FB (Private School Revenue, Bank of America NA LOC)	§±	0.23	6/1/2030	0	0	10,500,000	10,500,000	10,500,000	10,500,000
ABAG Finance Authority For Nonprofit Corporations California Marin Academy Project (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.26	7/1/2029	0	0	3,100,000	3,100,000	3,100,000	3,100,000
ABAG Finance Authority for Nonprofit Corporations California MFHR GAIA Building Project Series A (Housing Revenue, FNMA Insured)	§±	0.33	9/15/2032	0	0	6,965,000	6,965,000	6,965,000	6,965,000
ABAG Finance Authority for Nonprofit Corporations California Colma BART Apartments Series A (Housing Revenue, Bank of America NA LOC)	§±	0.45	11/15/2035	0	0	10,110,000	10,110,000	10,110,000	10,110,000
ABAG Finance Authority for Nonprofit Corporations California MFHR Fine Arts Building Projects A (Housing Revenue, FNMA Insured)	§±	0.33	7/15/2035	0	0	11,200,000	11,200,000	11,200,000	11,200,000
ABAG Finance Authority for Nonprofit Corporations California MFHR Geneva Pointe Apartments A (Housing Revenue, FNMA Insured)	§±	0.32	3/15/2037	0	0	8,970,000	8,970,000	8,970,000	8,970,000
Anaheim CA Housing Authority MFHR Monterey Apartments Series B (MFHR, FNMA Insured)	§±	0.30	5/15/2027	0	0	1,895,000	1,895,000	1,895,000	1,895,000
Anaheim CA Housing Authority Sea Wind Apartments Project Series C (MFHR LOC, FNMA Insured)	§±	0.33	7/15/2033	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Anaheim CA Housing Authority Park Vista Apartments (MFHR, FHLMC Insured)	§±	0.30	7/1/2033	0	0	12,600,000	12,600,000	12,600,000	12,600,000
Arcadia CA Unified School District (Property Tax Revenue, First Security Bank LOC)	§±	0.39	8/1/2037	0	0	10,400,000	10,400,000	10,400,000	10,400,000
Arcadia CA USD Series 2679 (Other Revenue, First Security Bank LOC)	§±	0.54	8/1/2013	0	0	7,768,500	7,768,500	7,768,500	7,768,500
Bakersfield CA Series B (Water & Wastewater Authority Revenue, First Security Bank LOC)	§±	0.82	9/1/2035			5,900,000	5,900,000	5,900,000	5,900,000
Big Bear Lake CA Southwest Gas Corporation Project Series A (IDR, KBC Bank NV LOC)	§±	0.33	12/1/2028	0	0	26,400,000	26,400,000	26,400,000	26,400,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Electric Revenue)	§±	0.36	10/1/2020	0	0	25,040,000	25,040,000	25,040,000	25,040,000
California CDA MHRRB, PUTTER, IAC Proj., Series 2681 (Housing, JPMorgan Chase & Co. LOC)	§±	0.64	5/15/2018	1,300,000	1,300,000	0	0	1,300,000	1,300,000
California CDA MHRRB, Seasons at Lakewood Apts. (Housing, Insd. by FNMA)	§±	0.35	5/15/2037	3,200,000	3,200,000	0	0	3,200,000	3,200,000
California CDA RB, Sutter Health, Series 3047 (Hospital, Liq.: Morgan Stanley)	§±	0.46	8/15/2038	7,000,000	7,000,000	0	0	7,000,000	7,000,000
California Educational Facilities Authority Pitzer College Series B (College & University Revenue, Bank of New York LOC)	§±	0.20	4/1/2045	0	0	5,100,000	5,100,000	5,100,000	5,100,000
California Educational Facilities Authority RRB, Eclipse Funding Trust, Pepperdine Univ. (Education, Liq.: U.S. Bank NA)	§±	0.27	12/1/2013	2,195,000	2,195,000	0	0	2,195,000	2,195,000
California Educational Facilities Authority California Institute of Technology Series B (College & University Revenue, GO of Institution Insured)	§±	0.14	10/1/2036	0	0	39,770,000	39,770,000	39,770,000	39,770,000
California Educational Facilities Authority Charles R Drew University (Other Revenue, Sovereign Bank FSB LOC)	§±	1.17	11/1/2042	0	0	12,500,000	12,500,000	12,500,000	12,500,000
California Educational Facilities Authority (College and University Revenue, Bank of America NA LOC)	§±	0.23	10/1/2043	0	0	3,925,000	3,925,000	3,925,000	3,925,000
California Enterprise Development Authority IDRB, Pocino Foods Co. Proj., Series A (IDR, City Natl. Bank LOC)	§±	0.55	11/1/2033	7,665,000	7,665,000	0	0	7,665,000	7,665,000
California Enterprise Development Authority IDRB, Ramar Intl. Corporation Proj., Series A (IDR, Bank of the West LOC)	§±	0.50	11/1/2033	4,000,000	4,000,000	0	0	4,000,000	4,000,000
California GO, Series A-1 (GO - State, Fortis Bank LOC)	§±	0.50	5/1/2040	20,000,000	20,000,000	0	0	20,000,000	20,000,000
California GO, Series B-1 (GO - State, CitiBank NA LOC)	§±	0.12	5/1/2034	2,650,000	2,650,000	0	0	2,650,000	2,650,000
California GO, Series B-2 (GO - State, Societe Generale LOC)	§±	0.23	11/15/2030	15,100,000	15,100,000	0	0	15,100,000	15,100,000
California Health Facilities Finance Authority RB, Adventist Health Sys. (Hospital, U.S Bank NA LOC)	§±	0.10	9/1/2038	2,400,000	2,400,000	0	0	2,400,000	2,400,000
California Health Facilities Finance Authority RB, Northern Presbyterian Homes & Svcs., Inc., Series 2004 (Continuing Care Retirement Community, Allied Irish Banks plc LOC)	§±	0.35	7/1/2034	195,000	195,000	0	0	195,000	195,000
California HFA Home Mortgage RB, ROC-RR-II-R-11640 (Housing, Insd. by GNMA & Liq.: CitiBank NA)	§±	0.41	8/1/2018	12,540,000	12,540,000	0	0	12,540,000	12,540,000
California HFA Home Mortgage RB, Series U (Housing, Insd. by FSA & Liq.: Dexia SA)	§±	1.90	2/1/2031	10,295,000	10,295,000	0	0	10,295,000	10,295,000
California HFA Home Mortgage RB, Series 2003-H (Housing, Insd. by FSA & Liq.: Dexia SA)	§±	1.80	8/1/2032	25,150,000	25,150,000	0	0	25,150,000	25,150,000
California HFA Home Mortgage RB, Series 2003-H (Housing, Insd. by FSA & Liq.: Dexia SA)	§±	1.80	8/1/2033	2,750,000	2,750,000	0	0	2,750,000	2,750,000
California Infrastructure & Economic Development Bank IDRB, Haig Precision Manufacturing Corporation Proj. (Manufacturing, SPA: Bank of the West)	§±	0.67	7/1/2030	1,740,000	1,740,000	0	0	1,740,000	1,740,000
California Infrastructure & Economic Development Bank Southern CA Public Radio Project (Other Revenue, Allied Irish Bank plc LOC)	§±	0.43	10/1/2025	0	0	3,000,000	3,000,000	3,000,000	3,000,000
California Infrastructure & Economic Development Bank St. Margarets Episcopal School (Other Revenue, Allied Irish Bank plc LOC)	§±	0.55	1/1/2038	1,000,000	1,000,000	10,775,000	10,775,000	11,775,000	11,775,000
California Infrastructure EDRRB, Los Angeles Cnty. Museum of Natl. History Foundation Proj., Series 2008A (Miscellaneous Revenue, Allied Irish Banks plc LOC)	§±	0.10	9/1/2037	10,600,000	10,600,000	0	0	10,600,000	10,600,000
California Infrastructure & Economic Development Bank Jewish Community Center Series A (Other Revenue, Bank of America NA LOC)	§±	0.12	12/1/2031	0	0	5,910,000	5,910,000	5,910,000	5,910,000
California Infrastructure & Economic Development Bank Sage Hill School Project (Other Revenue, AIB Group LOC)	§±	0.39	6/1/2038	0	0	6,225,000	6,225,000	6,225,000	6,225,000
California Infrastructure & Economic Development Bank ROCS RR II R-11527 (Toll Road Revenue, AMBAC Insured)	§±	0.27	7/1/2030	0	0	520,000	520,000	520,000	520,000
California Infrastructure EDRB, San Francisco Ballet Assn., Series 2008 (Miscellaneous Revenue, Allied Irish Bank plc LOC)	§±	0.10	8/1/2038	3,700,000	3,700,000	0	0	3,700,000	3,700,000
California Infrastructure & Economic Development Bank Colburn School Series B (Other Revenue, Allied Irish Bank plc LOC)	§±	0.45	8/1/2037	0	0	5,500,000	5,500,000	5,500,000	5,500,000
California Infrastructure EDRB, Society for the Blind Proj. (Miscellaneous Revenue, U.S. Bank NA LOC)	§±	0.42	1/1/2037	2,245,000	2,245,000	0	0	2,245,000	2,245,000
California Infrastructure & Economic Development Bank Lycee Francias de Los Angeles Project (College & University Revenue, Mellon Bank NA LOC)	§±	0.25	9/1/2036	0	0	2,600,000	2,600,000	2,600,000	2,600,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Other Revenue, FHLMC Insured)	§±	0.20	6/1/2025	0	0	5,500,000	5,500,000	5,500,000	5,500,000
California Municipal Finance Authority Waste Management Incorporated Project Series A (Solid Waste Revenue, JPMorgan Chase Bank LOC)	§±	0.35	2/1/2020	0	0	15,350,000	15,350,000	15,350,000	15,350,000
California Municipal Finance Authority RB, Republic Svcs., Inc. Proj., Series 2008-A (Solid Waste, Bank of America Corporation LOC)	§±	0.45	3/1/2027	800,000	800,000	0	0	800,000	800,000
California Municipal Finance Authority (Economic Development Revenue, Pacific National LOC)	§±	0.20	12/1/2042	0	0	3,500,000	3,500,000	3,500,000	3,500,000
California PCFA Wadham Energy (PCR, BNP Paribas LOC)	§±	0.29	11/1/2017	0	0	2,000,000	2,000,000	2,000,000	2,000,000
California PCFA Wadham Energy Series C (Other Revenue, Banque Nationale Paris LOC)	§±	0.29	11/1/2017	0	0	6,275,000	6,275,000	6,275,000	6,275,000
California Pollution Ctl. Finance Authority Solid Waste Disposal RB, Bidart Dairy Proj., Series 2002 (Resource Recovery, CoBank LOC)	§±	0.77	11/1/2027	6,000,000	6,000,000	0	0	6,000,000	6,000,000
California Pollution Ctl. Finance Authority Solid Waste Disposal RB, Heritage Dairy Proj. (Resource Recovery, Wells Fargo & Co. LOC)	§±(q)	0.72	10/1/2027	1,500,000	1,500,000	0	0	1,500,000	1,500,000
California Pollution Ctl. Finance Authority Solid Waste Disposal RB, Milk Time Dairy Farms Proj. (Resource Recovery, SPA: Bank of the West)	§±	0.77	11/1/2027	1,400,000	1,400,000	0	0	1,400,000	1,400,000
California Pollution Ctl. Finance Authority Solid Waste Disposal RB, John B. & Ann M. Verwey Proj. (Resource Recovery, Bank of America Corporation LOC)	§±	0.77	5/1/2028	3,400,000	3,400,000	0	0	3,400,000	3,400,000
California Pollution Ctl. Finance Authority Solid Waste Disposal RB, Dairy & Poso Creek Family Dairy LLC Proj. (Resource Recovery, SPA: Bank of the West)	§±	0.77	5/1/2028	3,000,000	3,000,000	0	0	3,000,000	3,000,000
California Pollution Ctl. Finance Authority Solid Waste Disposal RB, George & Jennifer Deboer Family Trust (Resource Recovery, Wells Fargo & Co. LOC)	§±(q)	0.72	5/1/2029	2,500,000	2,500,000	0	0	2,500,000	2,500,000
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Series 2000 (GO - State, Branch Banking & Trust Co. LOC)	§±	0.26	7/10/2027	12,445,000	12,445,000	0	0	12,445,000	12,445,000
California Schools GO, Deutsche Bank Spears Trust, Series DBE-648 (GO - Local, Insd. by FSA & Liq.: Deutsche Bank AG)	§±	0.41	9/1/2029	3,510,000	3,510,000	0	0	3,510,000	3,510,000
California Stanford Hospital Series B (HFFA Revenue, First Security Bank LOC)	§±	0.65	11/15/2036	0	0	19,300,000	19,300,000	19,300,000	19,300,000
California Series B (HFFA Revenue, Bank of America NA LOC)	§±	0.12	9/1/2028	0	0	400,000	400,000	400,000	400,000
California Series J (HFFA Revenue, Bank of America NA LOC)	§±	0.26	7/1/2033	0	0	1,500,000	1,500,000	1,500,000	1,500,000
California State CDA MFHR Bay Vista Meadow Park NN1 (Housing Revenue, FNMA Insured)	§±	0.30	12/15/2037	0	0	3,000,000	3,000,000	3,000,000	3,000,000
California State DWR Series 3019 (Water Revenue, JPMorgan Chase Bank LOC)	§±	0.27	6/1/2016	0	0	3,995,000	3,995,000	3,995,000	3,995,000
California State DWR Power Supply Revenue Series B6 (Water & Wastewater Authority Revenue, State Street Bank & Trust Company NA LOC)	§±	0.20	5/1/2022	0	0	12,290,000	12,290,000	12,290,000	12,290,000
California State DWR Power Supply Revenue Series C1 (Power Revenue, Dexia Credit Local de France LOC)	§±	0.35	5/1/2022	0	0	4,380,000	4,380,000	4,380,000	4,380,000
California State DWR Power Supply Revenue Series C7 (Electric, Power & Lighting Revenue, First Security Bank Insured)	§±	0.55	5/1/2022	0	0	7,700,000	7,700,000	7,700,000	7,700,000
California State DWR Power Supply Series C11 (Power Revenue, KBC Bank NV LOC)	§±	0.10	5/1/2022	0	0	9,740,000	9,740,000	9,740,000	9,740,000
California State DWR Power Supply Subseries G6 (Water Revenue, First Security Bank Insured)	§±	0.35	5/1/2017	0	0	64,915,000	64,915,000	64,915,000	64,915,000
California State DWR Power Supply Subseries G7 (Water Revenue, FSA Insured)	§±	0.60	5/1/2017	0	0	2,000,000	2,000,000	2,000,000	2,000,000
California State Economic Recovery Series C11 (Sales Tax Revenue, BNP Paribas LOC)	§±	0.15	7/1/2023	0	0	8,000,000	8,000,000	8,000,000	8,000,000
California State Economic Recovery Series C16 (Sales Tax Revenue, First Security Bank LOC)	§±	0.75	7/1/2023	0	0	38,605,000	38,605,000	38,605,000	38,605,000
California State Prerefunded (Other Revenue, FGIC Insured)	§	5.75	10/1/2009	0	0	9,630,000	9,754,167	9,630,000	9,754,167
California State Prerefunded (Other Revenue, FGIC Insured)	§	5.75	10/1/2009	0	0	15,530,000	15,730,240	15,530,000	15,730,240
California State Prerefunded (Other Revenue, FGIC Insured)	§	5.88	10/1/2009	0	0	15,530,000	15,731,814	15,530,000	15,731,814
California State Series A Subseries A2 (Other Revenue, Calyon Bank LOC)	§±	0.20	5/1/2040	0	0	8,560,000	8,560,000	8,560,000	8,560,000
California State Series B Subseries B1 (Other Revenue, Bank of America NA LOC)	§±	0.26	5/1/2040	0	0	425,000	425,000	425,000	425,000
California State Series 2758 (Other Revenue, AMBAC Insured)	§±	0.64	4/1/2010	0	0	22,315,000	22,315,000	22,315,000	22,315,000
California State Weekly Kindergarten University Public B4 (Property Tax Revenue, CitiBank NA LOC)	§±	0.22	5/1/2034	0	0	3,800,000	3,800,000	3,800,000	3,800,000
California State Weekly Kindergarten University Public B5 (Property Tax Revenue, CitiBank NA LOC )	§±	0.20	5/1/2034	0	0	2,100,000	2,100,000	2,100,000	2,100,000
California Statewide CDA Aegis Moraga Project C (MFHR, FNMA Insured)	§±	0.42	7/1/2027	0	0	2,155,000	2,155,000	2,155,000	2,155,000
California Statewide CDA Aegis Pleasant Hill Series H (MFHR)	§±	0.33	7/1/2027	0	0	6,270,000	6,270,000	6,270,000	6,270,000
California Statewide CDA Arbor Ridge Apartments Series B (MFHR, FHLMC Insured)	§±	0.36	11/1/2036	0	0	2,745,000	2,745,000	2,745,000	2,745,000
California Statewide CDA Archer School for Girls Incorporated (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.55	5/1/2035	0	0	4,155,000	4,155,000	4,155,000	4,155,000
California Statewide CDA Azusa Pacific University Project (Other Revenue, Allied Irish Bank plc LOC)	§±	0.39	4/1/2039	0	0	36,550,000	36,550,000	36,550,000	36,550,000
California Statewide CDA Belmont Project Series F (MFHR, FNMA LOC)	§±	0.31	6/15/2038	0	0	9,390,000	9,390,000	9,390,000	9,390,000
California Statewide CDA Chadwick School (Other Revenue, Allied Irish Bank plc LOC)	§±	0.26	10/1/2029	0	0	7,180,000	7,180,000	7,180,000	7,180,000
California Statewide CDA Charter Court Apartments Series L (MFHR, FHLMC Insured)	§±	0.36	9/1/2040	0	0	4,000,000	4,000,000	4,000,000	4,000,000
California Statewide CDA Childrens Hospital Series C (HCFR, Bank of America NA LOC)	§±	0.12	8/15/2034	0	0	6,000,000	6,000,000	6,000,000	6,000,000
California Statewide CDA Culinary Institute of America (Other Revenue, Allied Irish Bank plc LOC)	§±	0.55	10/1/2038	0	0	2,000,000	2,000,000	2,000,000	2,000,000
California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)	§±	0.35	12/15/2034	0	0	1,925,000	1,925,000	1,925,000	1,925,000
California Statewide CDA Heritage Park Apartments Series C (MFHR, FHLMC Insured)	§±	0.30	1/1/2038	0	0	6,000,000	6,000,000	6,000,000	6,000,000
California Statewide CDA Horizons Indio Series F (Housing Revenue, CitiBank NA LOC)	§±	0.37	7/1/2038	0	0	3,310,000	3,310,000	3,310,000	3,310,000
California Statewide CDA (Hospital Revenue, CitiBank NA LOC)	§±	0.94	8/15/2032	0	0	12,825,000	12,825,000	12,825,000	12,825,000
California Statewide CDA La Puente Apartments Series JJ (MFHR, US Bank NA LOC)	§±	0.16	11/1/2031	0	0	5,580,000	5,580,000	5,580,000	5,580,000
California Statewide CDA Livermore Valley Arts Center Project (Other Revenue, Bank of New York LOC)	§±	0.16	12/1/2036	0	0	18,110,000	18,110,000	18,110,000	18,110,000
California Statewide CDA Marin Horizon School (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.55	7/1/2036	0	0	6,135,000	6,135,000	6,135,000	6,135,000
California Statewide CDA Marinears Pointe Series A (MFHR, FNMA Insured)	§±	0.25	2/15/2036	0	0	6,500,000	6,500,000	6,500,000	6,500,000
California Statewide CDA MFHR Canyon Country Apartments Series M (MFHR , FHLMC Insured)	§±	0.32	12/1/2034	0	0	10,700,000	10,700,000	10,700,000	10,700,000
California Statewide CDA MFHR Granite Oaks Apartments Series R (MFHR, FNMA Insured)	§±	0.35	10/15/2030	0	0	3,985,000	3,985,000	3,985,000	3,985,000
California Statewide CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FNMA Insured)	§±	0.50	11/1/2040	0	0	12,000,000	12,000,000	12,000,000	12,000,000
California Statewide CDA MFHR Series AA (Housing Revenue, FNMA Insured)	§±	0.33	4/15/2035	0	0	3,200,000	3,200,000	3,200,000	3,200,000
California Statewide CDA National Center International Schools A (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.50	5/1/2026	0	0	11,330,000	11,330,000	11,330,000	11,330,000
California Statewide CDA Oakmont Senior Living Series Y (MFHR, FNMA Insured)	§±	0.32	8/1/2031	0	0	7,840,000	7,840,000	7,840,000	7,840,000
California Statewide CDA Olympus Park Apartments Series Y (MFHR, FNMA Insured)	§±	0.33	10/15/2030	0	0	8,640,000	8,640,000	8,640,000	8,640,000
California Statewide CDA (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.45	10/1/2036	11,800,000	11,800,000	5,625,000	5,625,000	17,425,000	17,425,000
California Statewide CDA (Private School Revenue, Bank of America NA LOC)	§±	0.21	8/1/2033	0	0	9,880,000	9,880,000	9,880,000	9,880,000
California Statewide CDA Revenue (Other Revenue, Bank of America NA LOC)	§±	0.12	7/1/2034	0	0	150,000	150,000	150,000	150,000
California Statewide CDA Seasons Senior Apartments Series B (MFHR, FNMA Insured)	§±	0.33	5/15/2037	0	0	5,265,000	5,265,000	5,265,000	5,265,000
California Statewide CDA Series 2680 (Other Revenue, JPMorgan Chase Bank LOC)	§±	0.49	5/15/2018	2,100,000	2,100,000	15,500,000	15,500,000	17,600,000	17,600,000
California Statewide CDA Sunrise of Danville Project Series A (MFHR, FNMA Insured)	§±	0.33	5/1/2027	0	0	5,665,000	5,665,000	5,665,000	5,665,000
California Statewide CDA Sweep Loan Program Series A (HCFR, CitiBank NA LOC)	§±	0.25	8/1/2035	0	0	4,025,000	4,025,000	4,025,000	4,025,000
California Statewide CDA Tiger Woods Learning Foundation (Private School Revenue, Bank of America NA LOC)	§±	0.15	7/1/2036	0	0	3,375,000	3,375,000	3,375,000	3,375,000
California Statewide CDA Touro University Project (College & University Revenue, JPMorgan Chase Bank LOC)	§±	0.20	9/1/2029	0	0	1,900,000	1,900,000	1,900,000	1,900,000
California Statewide CDA University of San Diego (College & University Revenue, Banque Nationale Paris LOC)	§±	0.18	10/1/2045	0	0	10,000,000	10,000,000	10,000,000	10,000,000
California Statewide CDA Villa Paseo Senior Project MM (MFHR, East West Bank LOC)	§±	0.32	11/1/2035	0	0	4,000,000	4,000,000	4,000,000	4,000,000
California Statewide CDA Village at Hesperia Series CCC (MFHR, FNMA Insured)	§±	0.33	11/15/2039	0	0	3,620,000	3,620,000	3,620,000	3,620,000
California Statewide CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)	§±	0.35	11/15/2035	0	0	4,375,000	4,375,000	4,375,000	4,375,000
California Statewide CDA Western University Health Series A (Other Revenue, Bank of New York LOC)	§±	0.52	6/1/2039	0	0	79,950,000	79,950,000	79,950,000	79,950,000
California Statewide CDA 1030 Post Street Apartments Series Y (MFHR, FHLMC Insured)	§±	0.33	2/1/2039	0	0	5,300,000	5,300,000	5,300,000	5,300,000
California Statewide Communities Authority Center for Early Education (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.55	9/1/2031	690,000	690,000	1,160,000	1,160,000	1,850,000	1,850,000
California University of San Francisco Series 2005B (Educational Facilities Revenue, Bank of America NA LOC)	§±	0.21	10/1/2035	0	0	4,538,000	4,538,000	4,538,000	4,538,000
Castacic CA USD COP School Facilities Bridge Funding Program (Other Revenue, Dexia Credit Local de France LOC)	§±	2.00	9/1/2026	0	0	1,900,000	1,900,000	1,900,000	1,900,000
Central Basin CA Municipal Water Distribution Series B (Water Revenue, Allied Irish Bank plc LOC)	§±	0.26	8/1/2037	0	0	6,555,000	6,555,000	6,555,000	6,555,000
Concord CA MFHR (Other Revenue, FHLMC Insured)	§±	0.45	12/1/2016	0	0	2,100,000	2,100,000	2,100,000	2,100,000
Contra Costa County CA Housing Authority Series C (Housing Revenue, FHLMC Insured)	§±	0.23	11/15/2017	0	0	3,005,000	3,005,000	3,005,000	3,005,000
Contra Costa County CA Creekview Apartments Series B (MFHR, FHLMC Insured)	§±	0.30	7/1/2036	0	0	14,500,000	14,500,000	14,500,000	14,500,000
Contra Costa County CA MFHR (Housing Revenue, FHLMC Inured)	§±	0.28	10/15/2033	0	0	2,000,000	2,000,000	2,000,000	2,000,000
Contra Costa County CA MFHR Series B Remarketed 09/28/94 (MFHR, FNMA Insured)	§±	0.24	11/15/2022	0	0	2,000,000	2,000,000	2,000,000	2,000,000
Deutsche Bank Spears Lifers Trust Series 287 (Other Revenue, MBIA Insured)	§±	0.31	9/1/2037	0	0	26,375,000	26,375,000	26,375,000	26,375,000
Deutsche Bank Spears Lifers Trust Series DB-649 (Property Tax Revenue, MBIA Insured)	§±	0.31	6/1/2031	0	0	7,570,000	7,570,000	7,570,000	7,570,000
Deutsche Bank Spears Lifers Trust Series DB-490 (Property Tax Revenue, First Security Bank LOC)	§±	0.31	8/1/2042	0	0	14,406,000	14,406,000	14,406,000	14,406,000
Deutsche Bank Spears Lifers Trust Series 445 (Property Tax Revenue, First Security Bank LOC)	§±	0.41	8/1/2032	0	0	5,775,000	5,775,000	5,775,000	5,775,000
Deutsche Bank Spears Lifers Trust Series DB-448 (Other Revenue, First Security Bank LOC)	§±	0.31	7/1/2032	0	0	8,465,000	8,465,000	8,465,000	8,465,000
Deutsche Bank Spears Lifers Trust Series DB-600 (Water Revenue, First Security Bank LOC)	§±	0.31	2/1/2038	0	0	5,870,000	5,870,000	5,870,000	5,870,000
Deutsche Bank Spears Lifers Trust Series DB-457 (Other Revenue, First Security Bank LOC)	§±	0.31	8/1/2032	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Deutsche Bank Spears Lifers Trust Series DB 477 (Other Revenue, First Security Bank LOC)	§±	0.49	12/1/2024	2,900,000	2,900,000	5,142,000	5,142,000	8,042,000	8,042,000
Deutsche Bank Spears Lifers Trust Series DB-490 (Tax Incremental Revenue, First Security Bank LOC)	§±	0.31	2/1/2031	0	0	10,530,000	10,530,000	10,530,000	10,530,000
Deutsche Bank Spears Lifers Trust Series DB-621 (Property Tax Revenue, First Security Bank LOC)	§±	0.31	8/1/2028	0	0	5,505,000	5,505,000	5,505,000	5,505,000
Deutsche Bank Spears Lifers Trust Series DBE-525 (Other Revenue, FGIC Insured)	§±	0.31	6/1/2035	0	0	1,690,000	1,690,000	1,690,000	1,690,000
Deutsche Bank Spears Lifers Trust Series DBE-625 (Other Revenue, AMBAC Insured)	§±	0.31	6/1/2028	0	0	6,460,000	6,460,000	6,460,000	6,460,000
Deutsche Bank Spears Lifers Trust Series DB-628 (Property Tax Revenue, First Security Bank LOC)	§±	0.31	8/1/2031	0	0	4,065,000	4,065,000	4,065,000	4,065,000
Deutsche Bank Spears Lifers Trust Series DBE-500 (Other Revenue, AMBAC Insured)	§±	0.34	11/1/2038	0	0	2,385,000	2,385,000	2,385,000	2,385,000
Deutsche Bank Spears Lifers Trust Series DB-629 (Property Tax Revenue, MBIA Insured)	§±	0.31	8/1/2031	0	0	2,995,000	2,995,000	2,995,000	2,995,000
Deutsche Bank Spears Lifers Trust Series DB-630 (Property Tax Revenue, MBIA Insured)	§±	0.31	2/1/2024	0	0	4,520,000	4,520,000	4,520,000	4,520,000
Deutsche Bank Spears Lifers Trust Series DB-631 (Property Tax Revenue, MBIA Insured)	§±	0.31	9/1/2027	0	0	11,910,000	11,910,000	11,910,000	11,910,000
Deutsche Bank Spears Lifers Trust Series DB-632 (Property Tax Revenue, First Security Bank LOC)	§±	0.31	8/1/2033	0	0	11,570,000	11,570,000	11,570,000	11,570,000
Deutsche Bank Spears Lifers Trust Series DB-561 (Other Revenue, First Security Bank LOC)	§±	0.34	7/1/2031	0	0	4,105,000	4,105,000	4,105,000	4,105,000
Deutsche Bank Spears Lifers Trust Series DBE-575 (Other Revenue, AMBAC Insured)	§±	0.31	9/1/2029	0	0	1,025,000	1,025,000	1,025,000	1,025,000
Deutsche Bank Spears Lifers Trust Series DB-670 (Property Tax Revenue, First Security Bank LOC)	§±	0.31	6/1/2028	0	0	8,453,000	8,453,000	8,453,000	8,453,000
East Bay CA MUD Subseries B1 (Other Revenue, Dexia Credit Local de France LOC)	§±	0.40	6/1/2038	0	0	6,950,000	6,950,000	6,950,000	6,950,000
East Bay CA MUD Subseries C (Other Revenue, Dexia Credit Local de France LOC)	§±	0.40	6/1/2027	0	0	6,805,000	6,805,000	6,805,000	6,805,000
East Bay CA MUD Subseries A1 (Other Revenue, Dexia Credit Local de France LOC)	§±	0.40	6/1/2038	0	0	31,500,000	31,500,000	31,500,000	31,500,000
East Bay CA MUD Subseries A4 (Other Revenue, Dexia Credit Local de France LOC)	§±	0.40	6/1/2038	0	0	23,320,000	23,320,000	23,320,000	23,320,000
East Bay CA MUD Series A1 (Water Revenue)	§±	0.39	6/1/2026	0	0	22,025,000	22,025,000	22,025,000	22,025,000
East Bay CA MUD Series A2 (Water Revenue)	§±	0.39	6/1/2026	0	0	21,400,000	21,400,000	21,400,000	21,400,000
Eastern Municipal Water District California Water & Sewer COP Series D (Water Revenue, Lloyds Bank LOC)	§±	0.16	7/1/2023	0	0	3,530,000	3,530,000	3,530,000	3,530,000
Eastern Municipal Water District California Water & Sewer COP Series F (Water Revenue, JPMorgan Chase Bank LOC)	§±	0.24	7/1/2038	0	0	8,260,000	8,260,000	8,260,000	8,260,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, Allied Irish Bank plc LOC)	§±	0.50	7/1/2035	0	0	10,720,000	10,720,000	10,720,000	10,720,000
FHLMC MHRB, Series M001, Class A (Housing, Insd. by FHLMC)	§±	0.54	8/15/2045	2,884,839	2,884,839	0	0	2,884,839	2,884,839
FHLMC MHRB, Series M007, Class A (Housing, Insd. by FHLMC)	§±	0.54	11/15/2034	10,686,028	10,686,028	0	0	10,686,028	10,686,028
Fremont CA Treetops Apartments Series A (Housing Revenue, FNMA Insured)	§±	0.33	8/15/2026	0	0	9,800,000	9,800,000	9,800,000	9,800,000
Golden State Tobacco Securitization Corporation RB, California Tobacco Settlement, ROC-RR-II-R-287X (Tobacco Revenue, Insd. by U.S. Treasury & Liq.: CitiBank NA)	§±	0.27	6/1/2011	7,075,000	7,075,000	0	0	7,075,000	7,075,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement Eagle 20060117 Class A (Other Revenue, FGIC Insured)	§±	0.54	6/1/2035	0	0	18,055,000	18,055,000	18,055,000	18,055,000
Golden State CA Tobacco Securitization Corporation Class A (Other Revenue, First Security Bank LOC)	§±	0.54	6/1/2045	0	0	19,805,000	19,805,000	19,805,000	19,805,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROCS RR II R-11432 (Other Revenue, CitiBank NA LOC)	§±	0.59	6/1/2045	0	0	11,500,000	11,500,000	11,500,000	11,500,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROCS RR II R-11442 (Other Revenue, CitiBank NA LOC)	§±	0.59	6/1/2045	0	0	19,085,000	19,085,000	19,085,000	19,085,000
Grossmont, CA High School Dist. GO, California School Deutsche Bank Spears Trust, Series DBE-637 (GO - Local, Liq.: Deutsche Bank AG)	§±	0.41	8/1/2047	8,800,000	8,800,000	0	0	8,800,000	8,800,000
Hanford, CA Joint Union High School Dist. GO, Deutsche Bank Spears Trust, Series DBE-675 (GO - State, Liq.: Deutsche Bank AG)	§±	0.49	8/1/2040	2,275,000	2,275,000	0	0	2,275,000	2,275,000
Hartnell CA Community College District Series 2966 (Property Tax Revenue, First Security Bank LOC)	§±	0.54	6/1/2014	0	0	4,800,000	4,800,000	4,800,000	4,800,000
Hayward CA Housing Authority MFHR Barrington Hills Series A (Housing Revenue LOC, FNMA Insured)	§±	0.24	6/15/2025	0	0	7,400,000	7,400,000	7,400,000	7,400,000
Hayward CA MFHR Shorewood Series A Remarketed 03/17/94 (MFHR, FGIC Insured)	§±	0.23	7/15/2014	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Hayward CA MFHR Tennyson Gardens Apartments Project Series A (Housing Revenue, US Bank NA LOC)	§±	0.16	8/1/2032	0	0	6,450,000	6,450,000	6,450,000	6,450,000
Hemet CA MFHR Sunwest Retirement Series A (MFHR, FHLMC Insured)	§±	0.24	1/1/2025	0	0	1,000,000	1,000,000	1,000,000	1,000,000
Hemet, CA Unified School Dist. COP, School Facilities Proj. (Public Facilities, State Street Corporation LOC)	§±	0.28	10/1/2036	4,000,000	4,000,000	0	0	4,000,000	4,000,000
Hesperia CA USD COP Interim School Facility Funding Program (Other Revenue, Dexia Credit Local de France LOC)	§±	2.15	2/1/2018	0	0	4,955,000	4,955,000	4,955,000	4,955,000
Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, First Security Bank LOC)	§±	2.15	2/1/2028	0	0	5,190,000	5,190,000	5,190,000	5,190,000
Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, First Security Bank LOC)	§±	2.15	2/1/2038	0	0	7,505,000	7,505,000	7,505,000	7,505,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Series 2007 (GO - Local, Insd. by FGIC & Liq.: Deutsche Bank AG)	§±	0.31	8/1/2029	3,500,000	3,500,000	0	0	3,500,000	3,500,000
Irvine CA Improvement Board ACT 1915 Assessment District #97-17 (Other Revenue, State Street Bank & Trust LOC)	§±	0.10	9/2/2023	0	0	10,730,000	10,730,000	10,730,000	10,730,000
Irvine CA Improvement Board ACT 1915 Assessment District #07-22-A (Other Revenue, KBC Bank NV LOC)	§±	0.10	9/2/2032	0	0	11,000,000	11,000,000	11,000,000	11,000,000
Irvine, CA Unified School Dist. Spl. Tax RB, Austin Trust Certificate, Series 2007-315 (Special Tax, Liq.: Bank of America Corporation & State Street Corporation LOC)	§±	0.99	3/1/2012	22,140,000	22,140,000	0	0	22,140,000	22,140,000
Irvine Ranch CA Water District Bank of America Insured (Water & Sewer Revenue, Bank of America NA LOC)	§±	0.12	4/1/2033	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Irvine Ranch CA Water District GO (Water & Sewer, State Street Corporation LOC)	§±	0.11	1/1/2021	10,500,000	10,500,000	0	0	10,500,000	10,500,000
JPMorgan Chase Putters Drivers Trust (Property Tax Revenue, JPMorgan Chase Bank LOC)	§±	0.27	8/1/2015	0	0	13,610,000	13,610,000	13,610,000	13,610,000
Kings County CA Housing Authority Edgewater LLSE Apartments Series A (MFHR, FNMA Insured)	§±	0.21	2/15/2031	0	0	6,700,000	6,700,000	6,700,000	6,700,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)	§±	0.25	12/1/2026	0	0	5,500,000	5,500,000	5,500,000	5,500,000
Loma Linda CA Loma Linda University Series B (Healthcare Facilities Revenue, Bank of America NA LOC)	§±	0.27	12/1/2037	0	0	17,000,000	17,000,000	17,000,000	17,000,000
Loma Linda CA Hospital Loma Linda University Medical Center B (Hospital Revenue, Bank of America NA LOC)	§±	0.27	12/1/2038	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Los Angeles CA (Private School Revenue, Bank of America NA LOC)	§±	0.23	8/1/2035	0	0	5,355,000	5,355,000	5,355,000	5,355,000
Los Angeles CA COP Loyola High School Series A (Lease Revenue, Allied Irish Bank plc LOC)	§±	0.55	12/1/2035	0	0	4,930,000	4,930,000	4,930,000	4,930,000
Los Angeles CA COP Notre Dame High School Series A (Lease Revenue, Allied Irish Bank plc LOC)	§±	0.55	9/1/2036	0	0	2,710,000	2,710,000	2,710,000	2,710,000
Los Angeles CA COP Windward Series A (Private School Revenue, Allied Irish Bank plc LOC)	§±	0.55	7/1/2037	0	0	500,000	500,000	500,000	500,000
Los Angeles CA COP Samuel A Fryer Yavney Series A (College and University Revenue)	§±	0.34	8/1/2038	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Los Angeles CA Community College District Series 2864 (Property Tax Revenue, First Security Bank LOC)	§±	0.54	8/1/2014	0	0	4,780,000	4,780,000	4,780,000	4,780,000
Los Angeles CA Community RDA Security Building Project Series A (MFHR, FNMA Insured)	§±	0.36	12/15/2034	0	0	6,290,000	6,290,000	6,290,000	6,290,000
Los Angeles CA Community RDA MFHR Second & Central Apartments Project (Housing Revenue, HSBC USA NA LOC)	§±	0.27	12/1/2038	0	0	7,265,000	7,265,000	7,265,000	7,265,000
Los Angeles CA Department of Airports Los Angeles International Airport Series C1 (Airport Revenue, Banque Nationale Paris LOC)	§±	0.20	5/15/2020	0	0	2,000,000	2,000,000	2,000,000	2,000,000
Los Angeles CA Power System Subseries A2 (Power Revenue, US Bank NA LOC)	§±	0.20	7/1/2035	0	0	21,300,000	21,300,000	21,300,000	21,300,000
Los Angeles CA Power System Subseries A3 (Power Revenue)	§±	0.16	7/1/2035	0	0	16,700,000	16,700,000	16,700,000	16,700,000
Los Angeles CA DW&P Subseries A4 (Power Revenue, Lloyds Bank LOC)	§±	0.16	7/1/2035	0	0	11,600,000	11,600,000	11,600,000	11,600,000
Los Angeles CA Power System Subseries A6 (Utilities Revenue)	§±	0.20	7/1/2035	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Los Angeles CA Power System Subseries A8 (Water Revenue)	§±	0.20	7/1/2035	0	0	10,000,000	10,000,000	10,000,000	10,000,000
Los Angeles CA RR II R-11281 (Other Revenue, AMBAC Insured)	§±	0.42	7/1/2015	0	0	4,610,000	4,610,000	4,610,000	4,610,000
Los Angeles CA Water & Power Series 2971 (Electric Revenue, First Security Bank LOC)	§±	0.54	1/1/2014	0	0	7,340,000	7,340,000	7,340,000	7,340,000
Los Angeles CA Subseries B1 (Water Revenue, Dexia Credit Local de France LOC)	§±	0.15	7/1/2035	0	0	39,225,000	39,225,000	39,225,000	39,225,000
Los Angeles CA DW&P Class A (Water Revenue, AMBAC Insured)	§±	0.39	7/1/2035	0	0	9,250,000	9,250,000	9,250,000	9,250,000
Los Angeles CA DW&P ROCS RR II-11531 (Water & Sewer Revenue, MBIA Insured)	§±	0.42	1/1/2013	0	0	7,980,000	7,980,000	7,980,000	7,980,000
Los Angeles CA Beverly Park Apartments Series A (MFHR, FHLMC Insured)	§±	0.30	8/1/2018	0	0	13,090,000	13,090,000	13,090,000	13,090,000
Los Angeles CA Mission Village Terrace Apartments (MFHR, East West Bank LOC)	§±	0.32	7/1/2027	0	0	3,540,000	3,540,000	3,540,000	3,540,000
Los Angeles CA MFHR Fountain Park Project Series P (MFHR)	§±	0.28	4/15/2033	0	0	4,700,000	4,700,000	4,700,000	4,700,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, FHLB Insured)	§±	0.32	8/15/2030	0	0	4,300,000	4,300,000	4,300,000	4,300,000
Los Angeles, CA School Dist. COP, Belmont Learning Complex Proj., Series 1997-A (Miscellaneous Revenue, Bank of New York Mellon Corporation LOC)	§±	0.19	12/1/2017	5,000,000	5,000,000	0	0	5,000,000	5,000,000
Los Angeles USD COP Administration Building Project Series A (Other Revenue, Bank of America NA LOC)	§±	0.23	10/1/2024	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Los Angeles CA Waste Water System Series 2254 (Other Revenue, MBIA Insured)	§±	0.54	6/1/2013	0	0	2,800,000	2,800,000	2,800,000	2,800,000
Los Angeles CA Waste Water Subseries D (Sewer Revenue, Bank of Nova Scotia)	§±	0.18	6/1/2028	0	0	13,200,000	13,200,000	13,200,000	13,200,000
Los Angeles CA Waste Water System Subseries G (Sewer Revenue, Bank of America NA LOC)	§±	0.21	6/1/2032	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Los Angeles County CA Housing Authority MFHR Bonds (Housing Revenue, FHLMC Insured)	§±	0.50	9/1/2030	0	0	2,500,000	2,500,000	2,500,000	2,500,000
Los Angeles County CA Metropolitan Transportation Authority Series C3 (Sales Tax Revenue, Sumitomo Mitsui Bank LOC)	§±	0.17	7/1/2025	6,300,000	6,300,000	5,100,000	5,100,000	11,400,000	11,400,000
Los Angeles County CA Metro. Transportation Authority Sales Tax RRB, Series 2009-C (Special Tax, U.S Bank NA LOC)	§±	0.15	7/1/2025	4,350,000	4,350,000	0	0	4,350,000	4,350,000
Los Rios CA Community College District Series 2972 (Property Tax Revenue, First Security Bank LOC)	§±	0.54	2/1/2013	0	0	5,065,000	5,065,000	5,065,000	5,065,000
Manteca CA RDA Amended Merger Project (Tax Allocation Revenue, State Street Bank & Trust LOC)	§±	0.14	10/1/2042	0	0	9,260,000	9,260,000	9,260,000	9,260,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Allocation Revenue, AMBAC Insured)	§±	0.14	1/1/2031	0	0	9,030,000	9,030,000	9,030,000	9,030,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A (Housing, Liq.: Merrill Lynch & Co., Inc.)	§±	0.50	5/1/2027	31,200,000	31,200,000	0	0	31,200,000	31,200,000
Metropolitan Water District Southern CA Waterworks Series B1 (Other Revenue, CitiBank NA LOC)	§±	0.20	7/1/2028	0	0	6,150,000	6,150,000	6,150,000	6,150,000
Metropolitan Water District Southern CA Waterworks Class A (Water Revenue, CitiBank NA LOC)	§±	0.29	7/1/2037	0	0	25,600,000	25,600,000	25,600,000	25,600,000
Metropolitan Water District Southern CA Waterworks Revenue Series C (Water Revenue )	§±	0.18	7/1/2027	0	0	700,000	700,000	700,000	700,000
Metropolitan Water District Southern CA Waterworks Series C (Water Revenue, Dexia Insured)	§±	0.30	10/1/2029	0	0	7,185,000	7,185,000	7,185,000	7,185,000
Metropolitan Water District Southern CA (Water Revenue, CitiBank NA LOC)	§±	0.29	2/1/2015	0	0	10,515,000	10,515,000	10,515,000	10,515,000
Modesto, CA MHRRB, Shadowbrook Apts., Series 2001-A (Housing, Insd. by FNMA)	§±	0.23	5/15/2031	700,000	700,000	0	0	700,000	700,000
Monterey Peninsula CA Water Management District (Lease Revenue, Bank of America NA LOC)	§±	0.25	7/1/2022	0	0	1,550,000	1,550,000	1,550,000	1,550,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Other Revenue, Scotia Bank LOC)	§±	0.20	9/1/2033	0	0	52,520,000	52,520,000	52,520,000	52,520,000
Newport Beach CA Hoag Memorial Hospital Series D (HCFR, Bank of America NA LOC)	§±	0.26	12/1/2040	0	0	15,750,000	15,750,000	15,750,000	15,750,000
Northern CA Power Agency Hydroelectric Project 1 Series A (Electric Revenue, Dexia Credit Local de France LOC)	§±	0.35	7/1/2032	0	0	10,100,000	10,100,000	10,100,000	10,100,000
Northern California Transmission Agcy. RRB, Oregon Transmission Proj., Series A (Electric Revenue, Insd. by FSA & SPA: Dexia SA)	§±	0.70	5/1/2024	6,720,000	6,720,000	0	0	6,720,000	6,720,000
Oakland, CA ReDevelopment Agcy. MHRB (Housing, Insd. by FHLMC & Lloyds TSB Group plc LOC)	§±	0.61	10/1/2009	100,000	100,000	0	0	100,000	100,000
Orange County CA Apartment Development Revenue Project Park Place Apartments Issue A (Housing Revenue, FHLB Insured)	§±	0.31	4/1/2024	0	0	14,900,000	14,900,000	14,900,000	14,900,000
Orange County CA Apartment Development Revenue Series D Harbor Pointe Project (Housing Revenue, FHLMC LOC)	§±	0.24	12/1/2022	0	0	8,619,000	8,619,000	8,619,000	8,619,000
Orange County CA Apt. Development RRB, Villas Aliento (Housing, Insd. by FNMA)	§±	0.21	8/15/2028	840,000	840,000	0	0	840,000	840,000
Orange County CA Apt. Development RRB, Villas La Paz (Housing, Insd. by FNMA)	§±	0.21	8/15/2028	680,000	680,000	0	0	680,000	680,000
Orange County CA Apartment Development Issue G Series 1 (Housing Revenue, FNMA Insured)	§±	0.23	11/15/2028	0	0	4,700,000	4,700,000	4,700,000	4,700,000
Orange County CA Apartment Development Revenue Issue G Series 2 FNMA LOC (Housing Revenue, FNMA Insured)	§±	0.23	11/15/2028	0	0	1,500,000	1,500,000	1,500,000	1,500,000
Orange County CA Apartment Development Revenue Series G3 (Housing Revenue, FNMA Insured)	§±	0.23	11/15/2028	0	0	500,000	500,000	500,000	500,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)	§±	0.24	11/15/2028	0	0	4,000,000	4,000,000	4,000,000	4,000,000
Orange County CA (Housing Revenue, FNMA Insured)	§±	0.32	12/15/2028	0	0	6,070,000	6,070,000	6,070,000	6,070,000
Orange County CA Improvement Board ACT 1915 Assessment District 01-1 Series A (Special Tax Revenue, KBC Bank NV LOC)	§±	0.12	9/2/2033	0	0	4,244,000	4,244,000	4,244,000	4,244,000
Orange County CA Sanitation District Series A (Lease Revenue)	§±	0.18	8/1/2029	0	0	5,060,000	5,060,000	5,060,000	5,060,000
Orange County CA Sanitation Districts COP Series B (Lease Revenue)	§±	0.18	8/1/2030	0	0	45,800,000	45,800,000	45,800,000	45,800,000
Orange County CA Sanitation Districts COP Series 25297 (Sewer Revenue, First Security Bank LOC)	§±	0.54	2/1/2015	0	0	1,075,000	1,075,000	1,075,000	1,075,000
Orange County CA Water District Series A (Water Revenue, Lloyds TSB Bank plc LOC)	§±	0.16	8/1/2042	0	0	52,015,000	52,015,000	52,015,000	52,015,000
Pasadena CA Community Development Commission Holly Street Apartments Series A (Housing Revenue, FNMA Insured)	§±	0.19	12/15/2033	0	0	9,615,000	9,615,000	9,615,000	9,615,000
Peralta, CA Cmnty. College Dist. GO, PUTTER, Series D (Education, Liq.: JPMorgan Chase & Co.)	§±	0.54	8/1/2030	2,000,000	2,000,000	0	0	2,000,000	2,000,000
Petaluma, CA CDA MHRB, Oakmont at Petaluma Proj. (Housing, U.S. Bank NA LOC)	§±	0.47	4/1/2026	500,000	500,000	0	0	500,000	500,000
Pittsburg CA Public Financing Authority Water (Water Revenue, Allied Irish Bank plc LOC)	§±	0.45	6/1/2035	0	0	19,400,000	19,400,000	19,400,000	19,400,000
Richmond, CA Cmnty. ReDevelopment Agcy. MTC, Series E-5 (Special Tax, Royal Bank of Canada LOC)	§±	0.34	12/1/2009	7,875,000	7,875,000	0	0	7,875,000	7,875,000
Rancho CA Water District Financing Authority Series B (Other Revenue, UBS AG LOC)	§±	0.19	8/15/2031	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Riverside CA COP (Lease Revenue, Bank of America NA LOC)	§±	0.21	3/1/2037	0	0	160,000	160,000	160,000	160,000
Riverside, CA Cmnty. College Dist. GO, Austin Trust Certs., Series 2008-3312 (GO - Local, Insd. by FSA & Liq.: Bank of America Corporation)	§±	0.52	8/1/2011	7,000,000	7,000,000	0	0	7,000,000	7,000,000
Riverside CA Series C (Electric Revenue, Bank of America NA LOC)	§±	0.23	10/1/2035	0	0	4,350,000	4,350,000	4,350,000	4,350,000
Riverside CA Electric PUTTERS Series 3042Z (Electric Revenue, First Security Bank LOC)	§±	0.16	4/1/2016	0	0	3,245,000	3,245,000	3,245,000	3,245,000
Riverside County CA Housing Authority Mountain View Apartments Series A (MFHR, Redlands Federal S&L LOC)	§±	0.24	8/1/2025	0	0	1,500,000	1,500,000	1,500,000	1,500,000
Riverside County CA IDA IDR Cryogenic Project Issue B (IDR, Bank of America NA LOC)	§±	0.31	7/5/2014	0	0	2,300,000	2,300,000	2,300,000	2,300,000
Roseville CA COP Series A (Electric Revenue, Bank of New York LOC)	§±	0.55	2/1/2035	0	0	14,750,000	14,750,000	14,750,000	14,750,000
Roseville CA Electric System COP Series B (Other Revenue, Dexia Credit Local de France LOC)	§±	0.55	2/1/2035	0	0	13,200,000	13,200,000	13,200,000	13,200,000
Roseville CA Special Tax Community District #1 Highland Prerefunded (Special Tax Revenue)	§	6.30	9/1/2009	0	0	7,500,000	7,650,000	7,500,000	7,650,000
Sacramento CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)	§±	0.33	9/15/2036	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (MFHR, FHLMC Insured)	§±	0.31	12/1/2022	0	0	4,700,000	4,700,000	4,700,000	4,700,000
Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)	§±	0.24	7/15/2029	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)	§±	0.33	2/15/2033	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Sacramento County CA Housing Authority MFHR Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	§±	0.32	5/15/2034	0	0	7,000,000	7,000,000	7,000,000	7,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (MFHR, FHLMC Insured)	§±	0.21	8/1/2034	0	0	2,900,000	2,900,000	2,900,000	2,900,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)	§±	0.33	9/15/2035	0	0	6,835,000	6,835,000	6,835,000	6,835,000
Sacramento County CA Housing Authority MFHR Logan Part Apartments Issue E (Housing Revenue, FHLMC Insured)	§±	0.36	5/1/2042	0	0	9,140,000	9,140,000	9,140,000	9,140,000
Sacramento County CA River Pointe Apartments Series B (MFHR, FNMA Insured)	§±	0.21	8/15/2027	0	0	10,000,000	10,000,000	10,000,000	10,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation C (Sewer Revenue, Credit Agricole Indosuez LOC)	§±	0.23	12/1/2030	0	0	5,050,000	5,050,000	5,050,000	5,050,000
Sacramento County CA Sanitation District Financing Authority Series A (Sewer Revenue, Bank of America NA LOC)	§±	0.12	12/1/2036	0	0	6,700,000	6,700,000	6,700,000	6,700,000
Sacramento County CA Sanitation District Financing Authority Series D (Sewer Revenue, Bank of America NA LOC)	§±	0.12	12/1/2039	0	0	13,525,000	13,525,000	13,525,000	13,525,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Sewer Revenue, US Bank NA LOC)	§±	0.20	12/1/2040	0	0	5,000,000	5,000,000	5,000,000	5,000,000
Sacramento County CA Sanitation Dist. Finance Authority RRB, MSTR, Series SGC-48, Class A (Water & Sewer, Societe Generale LOC)	§±	0.31	12/1/2035	10,000,000	10,000,000	0	0	10,000,000	10,000,000
Sacramento County CA Sanitation Dist. Finance Authority RRB, MSTR, Series SGC-49, Class A (Water & Sewer, Societe Generale LOC)	§±	0.31	12/1/2035	10,000,000	10,000,000	0	0	10,000,000	10,000,000
Sacramento County CA Sanitation District Financing Authority ROCS RR II 11579 (Sewer Revenue, CitiBank NA LOC)	§±	0.42	6/1/2030	0	0	5,800,000	5,800,000	5,800,000	5,800,000
San Bernardino County CA COP Series A (Lease Revenue, Bank of America NA LOC)	§±	0.21	3/1/2024	0	0	7,319,000	7,319,000	7,319,000	7,319,000
San Bernardino CA Redevelopment Agency Silver Woods Apartments Project (Housing Revenue, FNMA Insured)	§±	0.33	5/1/2026	0	0	7,000,000	7,000,000	7,000,000	7,000,000
San Bernardino County CA Flood Control District (Water Revenue, UBS AG LOC)	§±	0.20	8/1/2037	0	0	5,500,000	5,500,000	5,500,000	5,500,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)	§±	0.25	5/15/2029	0	0	6,115,000	6,115,000	6,115,000	6,115,000
San Bernardino County CA MFHR Sycamore Terrace Project Series A (Housing Revenue, FNMA Insured)	§±	0.25	5/15/2029	0	0	5,600,000	5,600,000	5,600,000	5,600,000
San Diego County CA COP, Burnham Institution for Med. Research, Series 2005 (Miscellaneous Revenue, Bank of America Corporation LOC)	§±	0.39	11/1/2030	16,360,000	16,360,000	0	0	16,360,000	16,360,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Sales Tax Revenue, JPMorgan Chase Bank LOC)	§±	0.20	4/1/2038	0	0	4,785,000	4,785,000	4,785,000	4,785,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Sales Tax Revenue, JPMorgan Chase Bank LOC)	§±	0.15	4/1/2038	0	0	4,085,000	4,085,000	4,085,000	4,085,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Sales Tax Revenue, Dexia Credit Local de France LOC)	§±	0.35	4/1/2038	0	0	24,000,000	24,000,000	24,000,000	24,000,000
San Diego County CA Water Authority COP Series 2873 (Water Revenue, First Security Bank LOC)	§±	0.54	5/1/2013	0	0	1,545,000	1,545,000	1,545,000	1,545,000
San Francisco CA City & County Airports Commission Second Series 37D (Other Revenue, First Security Bank Insured)	§±	0.65	5/1/2030	0	0	5,000,000	5,000,000	5,000,000	5,000,000
San Francisco, CA City & Cnty. Arpt. Commission Intl. Terminal RB, Series B (Airport, Liq.: Bank of New York Mellon Corporation)		3.00	12/1/2009	17,640,000	17,880,851	0	0	17,640,000	17,880,851
San Francisco CA City & County Airports Commission Series 37C (Airport Revenue, First Security Bank LOC)	§±	0.65	5/1/2029	0	0	16,750,000	16,750,000	16,750,000	16,750,000
San Francisco CA City & County Airports Commission Series B (Airport Revenue)	§	0.75	9/15/2010	0	0	4,655,000	4,655,000	4,655,000	4,655,000
San Francisco CA City & County MFHR Carter Terrace Apartments Series B (MFHR, CitiBank NA LOC)	§±	0.43	3/1/2036	0	0	2,700,000	2,700,000	2,700,000	2,700,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (MFHR, CitiBank NA LOC)	§±	0.43	11/1/2033	0	0	9,325,000	9,325,000	9,325,000	9,325,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, CitiBank NA LOC)	§±	0.35	12/1/2033	0	0	6,540,000	6,540,000	6,540,000	6,540,000
San Francisco CA City & County Redevelopment Agency MFHR Leland Polk Senior Community Series A (MFHR, CitiBank NA LOC)	§±	0.43	12/1/2020	0	0	3,130,000	3,130,000	3,130,000	3,130,000
San Francisco CA City & County Redevelopment Agency (MFHR, FNMA Insured)	§±	0.28	6/15/2034	0	0	1,400,000	1,400,000	1,400,000	1,400,000
San Francisco CA City & County Redevelopment Agency Community Facilities District Hunters Point Series A (Tax Revenue, KBC Bank NV LOC)	§±	0.37	8/1/2036	0	0	9,250,000	9,250,000	9,250,000	9,250,000
San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust LOC)	§±	0.21	4/1/2030	0	0	5,425,000	5,425,000	5,425,000	5,425,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)	§±	0.27	12/1/2017	0	0	40,000,000	40,000,000	40,000,000	40,000,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Other Revenue, Bank of America NA LOC)	§±	0.26	8/1/2032	0	0	3,190,000	3,190,000	3,190,000	3,190,000
San Joaquin Hills CA Transportation Corridor Agency (Toll Road Revenue)	^	0.98	1/1/2010	0	0	6,250,000	6,238,608	6,250,000	6,238,608
San Jose CA Redevelopment Agency Tax Allocation (Housing Revenue, Bank of New York LOC)	§±	0.40	8/1/2035	0	0	7,100,000	7,100,000	7,100,000	7,100,000
San Jose CA Cinnabar Commons Series C (Housing Revenue, Bank of America NA LOC)	§±	0.30	2/1/2037	0	0	8,900,000	8,900,000	8,900,000	8,900,000
San Jose CA MFHR Raintree Apartments Series A (MFHR, FNMA Insured)	§±	0.43	2/1/2038	0	0	9,360,000	9,360,000	9,360,000	9,360,000
San Leandro CA Parkside Commons Apartments Project (MFHR, FNMA Insured)	§±	0.23	7/15/2018	0	0	5,025,000	5,025,000	5,025,000	5,025,000
Santa Clara CA Subseries B (Electric Plant Revenue, Dexia Credit Local de France LOC)	§±	0.35	7/1/2027	0	0	37,545,000	37,545,000	37,545,000	37,545,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America NA LOC)	§±	0.23	5/15/2035	0	0	20,750,000	20,750,000	20,750,000	20,750,000
Santa Clara County CA MFHR Benton Park Center Apartments Project Series A (MFHR, FNMA Insured)	§±	0.24	12/15/2025	0	0	5,900,000	5,900,000	5,900,000	5,900,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, FHLB insured)	§±	0.32	5/1/2040	0	0	3,120,000	3,120,000	3,120,000	3,120,000
Sierra, CA Joint Cmnty. College Dist. GO, Deutshe Bank Spears Trust, School Facilities Impt. Dist. 1 & 2, Series DB-384 (GO - State, Insd. by MBIA & Liq.: Deutsche Bank AG)	§±	0.31	2/1/2027	2,815,000	2,815,000	0	0	2,815,000	2,815,000
Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured)	§±	0.31	9/1/2020	0	0	5,700,000	5,700,000	5,700,000	5,700,000
Simi Valley CA MFHR Lincoln Wood Ranch (Housing Revenue)	§±	0.22	6/1/2010	0	0	16,440,000	16,440,000	16,440,000	16,440,000
Simi Valley CA Series A (MFHR LOC)	§±	0.23	7/1/2023	0	0	17,695,000	17,695,000	17,695,000	17,695,000
Southern California Public Power Authority Project Palo Verde Sub Series A (Other Revenue, JPMorgan Chase Bank LOC)	§±	0.24	7/1/2017	0	0	9,900,000	9,900,000	9,900,000	9,900,000
Southern CA Public Power Authority Project (Electric Revenue, KBC Bank NV LOC)	§±	0.21	7/1/2036	0	0	32,900,000	32,900,000	32,900,000	32,900,000
Southern CA Public Power Authority Transmission Project Revenue (Utilities Revenue, Lloyds TSB Bank plc LOC)	§±	0.90	7/1/2020	0	0	118,685,000	118,685,000	118,685,000	118,685,000
Stockton CA HCFR Series A (HCFR, CitiBank NA LOC)	§±	0.18	12/1/2032	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Sweetwater CA Union High School District ROCS RR II 11484 (Property Tax Revenue, First Security Bank LOC)	§±	0.94	2/1/2013	0	0	8,220,000	8,220,000	8,220,000	8,220,000
University of California (College & University Revenue, First Security Bank LOC)	§±	0.39	5/15/2038	0	0	12,460,000	12,460,000	12,460,000	12,460,000
Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)	§±	0.24	8/1/2037	0	0	12,000,000	12,000,000	12,000,000	12,000,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)	§±	0.25	5/15/2029	0	0	7,750,000	7,750,000	7,750,000	7,750,000
Vacaville, CA MHRB, Quail Run Apts. (Housing, Insd. by FNMA)	§±	0.25	7/15/2018	3,500,000	3,500,000	0	0	3,500,000	3,500,000
Vacaville CA Series A (Housing Revenue, FNMA Insured)	§±	0.25	7/15/2018	0	0	3,200,000	3,200,000	3,200,000	3,200,000
Vacaville, CA Unified School Dist. GO, Eclipse Funding Trust, Series 2007-0079 (GO - Local, Insd. by AMBAC & Liq.: U.S. Bank NA)	§±	0.23	8/1/2032	10,260,000	10,260,000	0	0	10,260,000	10,260,000
Val Verde CA USD COP Series A (Lease Revenue, Bank of America NA LOC)	§±	0.21	3/1/2036	0	0	7,425,000	7,425,000	7,425,000	7,425,000
Vallejo, CA Hsg. Authority MHRRB, Fountain Plaza Hills Apts., Series 1992-A (Housing, Insd. by FNMA)	§±	0.34	5/15/2022	885,000	885,000	0	0	885,000	885,000
Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)	§±	0.21	4/1/2027	0	0	3,620,000	3,620,000	3,620,000	3,620,000
Whittier CA Whittier College (College & University Revenue, Bank of America NA LOC)	§±	0.28	12/1/2038	0	0	10,000,000	10,000,000	10,000,000	10,000,000
Yosemite CA Community College District ROCS RR II R-12225 (Property Tax Revenue, CitiBank NA LOC)	§±	0.39	10/1/2016	0	0	8,340,000	8,340,000	8,340,000	8,340,000
					407,496,718		2,740,394,329		3,147,891,047
Other: 0.5%
BB&T Municipal Trust (Lease Revenue, Branch Banking & Trust LOC)	§±	0.24	9/1/2026	0	0	8,030,000	8,030,000	8,030,000	8,030,000
BB&T Municipal Trust (Other Revenue, First Security Bank LOC)	§±	0.30	8/1/2034	0	0	6,000,000	6,000,000	6,000,000	6,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A (Education, Liq.: Merrill Lynch & Co., Inc.)	§±	0.56	1/1/2027	3,905,000	3,905,000	0	0	3,905,000	3,905,000
					3,905,000		14,030,000		17,935,000
Other States: 1.7%
Albany-Dougherty County GA Hosp. Authority RRB, BAN, Phoebe Putney Mem. Hosp., Series 2008-A (Hospital, SunTrust Banks, Inc. LOC)	§±	0.35	9/1/2032	15,000	15,000	0	0	15,000	15,000
Atlanta, GA Urban Residential MHRB (Housing, SunTrust Banks, Inc. LOC)	§±	1.55	7/1/2033	4,380,000	4,380,000	0	0	4,380,000	4,380,000
Atlanta, GA Urban Residential MHRB (Housing, SunTrust Banks, Inc. LOC)	§±	1.55	10/1/2034	8,300,000	8,300,000	0	0	8,300,000	8,300,000
Delaware EDA IDRB, Delaware Clean Power Proj., Series 1997-D (IDR, Gtd. by Motiva Enterprises, LLC)	§±	0.32	8/1/2029	7,000,000	7,000,000	0	0	7,000,000	7,000,000
Fulton County GA Development Authority RB (Hospital, SunTrust Banks, Inc. LOC)	§±	1.40	6/1/2035	2,600,000	2,600,000	0	0	2,600,000	2,600,000
Macon-Bibb County GA Hosp. Authority RB, RAN, Med. Ctr. Central Georgia, Series 1998 (Hospital, SunTrust Banks, Inc. LOC)	§±	1.40	12/1/2018	6,000,000	6,000,000	0	0	6,000,000	6,000,000
Reno, NV Sales Tax RRB, Reno Transportation Rail Access Corridor Proj., Series 2008A (Special Tax, Bank of New York Mellon Corporation LOC)	§±	0.12	6/1/2042	11,300,000	11,300,000	0	0	11,300,000	11,300,000
Oyster Bay, NY GO, BAN, Series 2009-A (GO - Local, JPMorgan Chase & Co. LOC)		1.00	3/12/2010	10,000,000	10,022,998	0	0	10,000,000	10,022,998
Rockland County NY GO, RAN (GO - Local)		2.50	3/9/2010	10,000,000	10,063,908	0	0	10,000,000	10,063,908
					59,681,906		0		59,681,906
Puerto Rico: 1.3%
Deutsche Bank Spears Lifers Trust Series DBE-627A (Sales Tax Revenue, AMBAC Insured)	§±	0.32	8/1/2050	1,295,000	1,295,000	5,331,000	5,331,000	6,626,000	6,626,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Series 4147 (Electric Revenue, Insd. by FGIC & SPA: Dexia SA)	§±	1.33	7/1/2033	5,810,000	5,810,000	0	0	5,810,000	5,810,000
Puerto Rico Commonwealth (Other Revenue, Wachovia Bank LOC)	§±(q)	0.18	7/1/2034	0	0	11,000,000	11,000,000	11,000,000	11,000,000
Puerto Rico Commonwealth (Property Tax Revenue, Wachovia Bank LOC)	§±(q)	0.18	7/1/2034	0	0	11,600,000	11,600,000	11,600,000	11,600,000
Puerto Rico Electric Power Authority MSTR RB, Series UU, Class A (Utility, SPA: Societe Generale)	§±	0.32	7/1/2029	700,000	700,000	0	0	700,000	700,000
Puerto Rico Sales Tax Finance Corporation RB, Sales Tax Revenue (Special Tax, Liq.: CitiBank NA)	§±	0.39	12/1/2047	12,750,000	12,750,000	0	0	12,750,000	12,750,000
					20,555,000		27,931,000		48,486,000
Total Municipal Bonds and Notes (Cost $491,638,624, $2,782,355,329 and $3,273,993,953, respectively)					491,638,624		2,782,355,329		3,273,993,953
Total Investments (Cost $491,638,624, $3,039,151,329 and $3,530,789,953, respectively)* 100.0%					$491,638,624		$3,039,151,329		$3,530,789,953
Other Assets and Liabilities - 0.0%					1,321,693		(2,961,217)		(1,639,524)
Net Assets 100.0%					$492,960,317		$3,036,190,112		$3,529,150,429

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
^	Zero coupon bond. Interest rate presented is yield to maturity.
(q)	Credit enhancement is provided by an affiliate.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HCFR	Healthcare Facilities Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance
MFHR	Multi-Family Housing Revenue
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
MUD	Municipal Utility District
PCFA	Pollution Control Finance Authority
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Evergreen California Municipal Money Market Fund
Debt securities issued by states in the U.S. and its political subdivisions	$0	$491,638,624	$0	$491,638,624
Wells Fargo Advantage California Municipal Money Market Fund	$0	$256,796,000	$0	$256,796,000
Commercial Paper	0	2,782,355,329	0	2,782,355,329
Debt securities issued by states in the U.S. and its political subdivisions	$0	$3,039,151,329	$0	$3,039,151,329

See Notes to Pro Forma Combining Financial Statements

Wells Fargo Advantage California Municipal Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Assets and Liabilities – August 31, 2009 (Unaudited)

	Evergreen California Municipal Money Market Fund	Wells Fargo Advantage California Municipal Money Market Fund	Proforma Adjustments		Wells Fargo Advantage California Municipal Money Market Fund Pro Forma
Assets
Investments at amortized cost	$491,638,624	$3,039,151,329			$3,530,789,953
Cash	181,465	84,907			266,372
Receivables for interest	865,204	2,585,290			3,450,494
Prepaid temporary gaurantee program	0	94,348			94,348
Prepaid expenses and other assets	280,836	0			280,836
Total assets	492,966,129	3,041,915,874			3,534,882,003
Liabilities
Payable for investments purchased	0	4,725,000			4,725,000
Dividends payable	5,812	23,628			29,440
Payable to investment advisor and affiliates	0	245,002			245,002
Accrued expenses and other liabilities	0	732,132			732,132
Total liabilities	5,812	5,725,762			5,731,574
Total net assets	$492,960,317	$3,036,190,112			$3,529,150,429
NET ASSETS CONSIST OF
Paid-in capital	$492,915,363	$3,036,049,157			$3,528,964,520
Undistributed net investment income (loss)	42,668	(1,037)			41,631
Accumulated net realized gain on investments	2,286	141,992			144,278
Total net assets	$492,960,317	$3,036,190,112			$3,529,150,429
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$13,091,711	$2,214,156,667			$2,227,248,378
Shares outstanding – Class A	13,115,310	2,213,937,144			2,227,052,454
Net asset value and offering price per share – Class A	$1.00	$1.00			$1.00
Net assets – Class S	$478,010,914		$(478,010,914)	A
Shares outstanding – Class S	477,992,075		(477,992,075)	C
Net asset value and offering price per share – Class S	$1.00
Net assets – Class I	$1,857,692		$(1,857,692)	B
Shares outstanding – Class I	1,855,490		(1,855,490)	C
Net asset value and offering price per share – Class I	$1.00
Net assets – Institutional Class		$327,810,643			327,810,643
Shares outstanding – Institutional Class		327,816,303			327,816,303
Net asset value and offering price per share – Institutional Class		$1.00			$1.00
Net assets – Service Class		$494,222,802	$1,857,692	B	$496,080,494
Shares outstanding – Service Class		494,243,166	1,855,490	C	496,098,656
Net asset value and offering price per share – Service Class		$1.00			$1.00
Net assets – Sweep Class			$478,010,914	A	$478,010,914
Shares outstanding – Sweep Class			477,992,075	C	477,992,075
Net asset value and offering price per share – Sweep Class					$1.00
Investments, at cost	$491,638,624	$3,039,151,329			$3,530,789,953

[1]	Each Fund has an unlimited number of authorized shares.

A - Reflects the merger of Class S of target fund into Sweep Class of the surviving fund.

B - Reflects the merger of Class I of target fund into Service Class of the surviving fund.

C - Reflects the impact of converting shares of the target fund into shares of the surviving fund.

See Notes to Combining Pro Forma Financial Statements

Wells Fargo Advantage California Municipal Money Market Fund

Pro Forma Combining Financial Statements

Pro Forma Combining Statement of Operations - For the Twelve Months ended August 31, 2009 (Unaudited)

	Evergreen California Municipal Money Market Fund	Wells Fargo Advantage California Tax- Free Money Market Fund	Proforma Adjustments		Wells Fargo Advantage California Tax- Free Money Market Fund Pro Forma
Investment income
Interest	$7,257,904	$55,357,484			$62,615,388
Expenses
Advisory fees	2,161,898	12,037,991	(9,412,914)	A	4,786,975
Administration fees
Fund level	289,166	2,140,617	(36,295)	A	2,393,488
Class A	0	6,889,598	60,718	B	6,950,316
Service Class	0	909,666	10,741	B	920,407
Institutional Class	0	321,382	884	B	322,266
Sweep Class	0	0	1,007,387	B	1,007,387
Custody fees	0	858,284	(762,544)	A	95,740
Shareholder servicing fees
Class A	56,762	7,812,637	28,687	B	7,898,086
Class S	1,140,461	0	(1,140,461)	G
Service Class	0	1,894,667	22,847	B	1,917,514
Sweep Class	0	0	1,144,758	B	1,144,758
Accounting fees	104,564	233,415	(158,467)	A	179,512
Distribution fees
Class Sweep	1,596,645	0	6,016	B	1,602,661
Professional fees	38,214	32,712	(34,536)	C	36,390
Registration fees	38,526	146,452	(22,062)	C	162,916
Shareholder reports	27,365	149,526	(44,223)	C	132,668
Trustees' fees	9,621	11,544	(8,323)	C	12,842
Government guarantee program	172,502	1,876,454			2,048,956
Transfer agent fee	88,300	0	(88,300)	D	0
Other fees and expenses	2,532	84,715	6,992	E	94,239
Total expenses	5,726,556	35,399,660	(9,419,097)		31,707,119
Less
Waived fees and reimbursed expenses	(1,059,890)	(11,051,190)	9,902,158	F	(2,208,922)
Expense reductions	(2,363)	(44)	0		(2,407)
Net expenses	4,664,303	24,348,426	483,060		29,495,789
		-
Net investment income	2,593,601	31,009,058	(483,060)		33,119,599
Net realized gains on investments	47,496	296,164	0		343,660
Net increase in net assets resulting from operations	$2,641,097	$31,305,222	$(483,060)		$33,463,259
A	Reflects a decrease based on the surviving fund's fee schedule and the average net assets of the combined surviving fund.
B	Reflects an increase based on the surviving fund's fee schedule and the class level average net assets in the combined surviving fund.
C	Reflects a savings resulting from the elimination of duplicate fees of the individual funds.
D	Reflects a decrease as this fee is included in the administration fee of the combined surviving fund.
E	Reflects an increase based on the expected fixed costs of the combined surviving fund.
F	Reflects an adjustment for fee waivers and expense reimbursements necessary for the combined surviving fund.
G	Reflects a decrease as Class S does not exist in the combined surviving fund.

See Notes to Combining Pro Forma Financial Statements

Wells Fargo Advantage California Municipal Money Market Fund

Notes to Pro Forma Combining Financial Statements (Unaudited)

August 31, 2009

1.	BASIS OF COMBINATION

The accompanying unaudited Pro Forma Combining Statement of Assets and Liabilities, including the unaudited Pro Forma Combining Portfolio of Investments and the related unaudited Pro Forma Combining Statement of Operations (“Pro Forma Statements”), reflect the accounts of Wells Fargo Advantage California Municipal Money Market Fund (“Wells Fargo California Municipal Fund”) and Evergreen California Municipal Money Market Fund (“Evergreen California Municipal Fund”) (each, a “Fund”) at August 31, 2009 and for the twelve months then ended.

The Pro Forma Statements assume the effectiveness of the proposed Agreement and Plan of Reorganization (the “Reorganization”) to be submitted to shareholders of Evergreen California Municipal Fund. The Reorganization provides for the acquisition of all the assets and all the liabilities of Evergreen California Municipal Fund by Wells Fargo California Municipal Fund, in a tax-free exchange for shares of Wells Fargo California Municipal Fund at net asset value. As a result of the Reorganization, Class A, Class S and Class I shareholders of Evergreen California Municipal Fund would become shareholders of Class A, Sweep Class and Service Class, respectively, of Wells Fargo California Municipal Fund.

The Reorganization will be accounted for as a tax-free merger of investment companies. The Statement of Assets and Liabilities and the related Portfolio of Investments of Wells Fargo California Municipal Fund and Evergreen California Municipal Fund have been combined in the unaudited Pro Forma Combining Statement of Assets and Liabilities and unaudited Pro Forma Portfolio of Investments as though the combination had been effective on August 31, 2009. The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented based on contractual obligations of the combined surviving fund. See Note 5 – Pro Forma Operating Expenses.

Following the Reorganization, the Wells Fargo California Municipal Fund will be the accounting and performance survivor.

The information contained herein is based on the experience of each Fund for the period then ended and is designed to permit shareholders of each Fund to evaluate the financial effect of the proposed Reorganization. The expenses of Evergreen California Municipal Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne Wells Fargo Funds Management, LLC (“Funds Management”) and/or Evergreen Investment Management Company, LLC (“EIMC”). It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Wells Fargo California Municipal Fund. As of August 31, 2009, securities held by Evergreen California Municipal Fund would comply with the compliance guidelines and investment restrictions of Wells Fargo California Municipal Fund.

The accompanying unaudited Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included or incorporated by reference in the Statement of Additional Information.

Management has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses in the preparation of these unaudited Pro Forma Statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates and assumptions.

2.	VALUATION OF SECURITIES

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3.	FEDERAL TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code and distributed taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

If the Reorganization is consummated, the combined Wells Fargo California Municipal Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, Evergreen California Municipal and Wells Fargo California Municipal Fund Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

The identified cost of investments for the Funds will not change substantially for both financial accounting and federal income tax purposes as a result of the Reorganization.

4.	CAPITAL SHARES

The Pro Forma net asset values per share assume the issuance of shares of Wells Fargo California Municipal Fund that would have been issued at August 31, 2009 in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Evergreen California Municipal Fund to be acquired as of August 31, 2009, divided by the net asset value per share of the shares of Wells Fargo California Municipal Fund as of August 31, 2009. The pro forma number of shares outstanding by class for the combined fund consists of the following at August 31, 2009:

Class of Shares	Shares of Wells Fargo California Tax-Free Fund Pre-Reorganization	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares After Reorganization
Class A	2,213,937,144	13,115,310	2,227,052,454
Institutional Class	327,816,303	0	327,816,303
Service Class	494,243,166	1,855,490	496,098,656
Sweep Class (a)	0	477,992,075	477,992,075
(a)	The Wells Fargo California Municipal Fund does not offer Sweep Class shares before the Reorganization.
5.	PRO FORMA OPERATING EXPENSES

The unaudited Pro Forma Combining Statement of Operations reflects the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented. In the unaudited Pro Forma Combining Statement of Operations for the 12 month period ending August 31, 2009, certain expenses have been adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by applying the expense rates of the combined entity to the aggregate average net assets of Wells Fargo California Municipal Fund and Evergreen California Municipal Fund for the twelve months ended August 31, 2009. The adjustments reflect those amounts needed to adjust the combined expenses to these rates. Non-asset based expenses were calculated by applying a ratio to the combined expense item for the twelve months ended August 31, 2009 based on the ratio of that expense item to the total expenses of Wells Fargo California Municipal Fund.

From time to time, advisory fees and/or other expenses may be waived and/or reimbursed either voluntarily or contractually in order to limit operating expenses. These waivers and/or reimbursements, if any, are reflected for each Fund. The combined pro forma expenses reflect any adjustments necessary to limit operating expenses for the Pro Forma combined fund.

6.	REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds.

Funds Management does not expect that any of these legal actions, inquiries or investigations currently pending or threatened would or will have a material adverse impact on the financial position or operations of any of the Wells Fargo Advantage funds to which these pro forma financial statements relate.

WELLS FARGO FUNDS TRUST

FORMS OF PROXY CARDS

Preliminary Proxy – [For SEC Use Only]

PROXY

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND

A series of Evergreen Money Market Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen California Municipal Money Market Fund (“California Municipal Money Market Fund”), a series of Evergreen Money Market Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of California Municipal Money Market Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND

A series of Evergreen Money Market Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MONEY MARKET   TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MONEY MARKET TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of   _____, 2010, providing for the acquisition of all the assets of Evergreen California Municipal Money Market Fund (“California Municipal Money Market Fund”), a series of Evergreen Money Market Trust, by Wells Fargo Advantage California Municipal Money Market Fund (“WFA California Municipal Money Market Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA California Municipal Money Market Fund and the assumption by WFA California Municipal Money Market Fund of all of the liabilities of California Municipal Money Market Fund.  The Plan also provides for the distribution of those shares of WFA California Municipal Money Market Fund to shareholders of California Municipal Money Market Fund in liquidation and subsequent termination of California Municipal Money Market Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN MONEY MARKET FUND

A series of Evergreen Money Market Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 15, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Money Market Fund (“Money Market Fund”), a series of Evergreen Money Market Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Money Market Fund to be held at 10:00 a.m., Pacific time, on April 15, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN MONEY MARKET FUND

A series of Evergreen Money Market Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MONEY MARKET TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MONEY MARKET TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Money Market Fund (“Money Market Fund”), a series of Evergreen Money Market Trust, by Wells Fargo Advantage Money Market Fund (“WFA Money Market Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Money Market Fund and the assumption by WFA Money Market  Fund of all of the liabilities of Money Market Fund.  The Plan also provides for the distribution of those shares of WFA Money Market Fund to shareholders of Money Market Fund in liquidation and subsequent termination of Money Market Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN MUNICIPAL MONEY MARKET FUND

A series of Evergreen Money Market Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Municipal Money Market Fund (“Municipal Money Market Fund”), a series of Evergreen Money Market Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Municipal Money Market Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLDHERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY

EVERGREEN MUNICIPAL MONEY MARKET FUND

A series of Evergreen Money Market Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MONEY MARKET TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MONEY MARKET TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Municipal Money Market Fund (“Municipal Money Market Fund”), a series of Evergreen Money Market Trust, by Wells Fargo Advantage Municipal Money Market Fund (“WFA Municipal Money Market Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Municipal Money Market Fund and the assumption by WFA Municipal Money Market Fund of all of the liabilities of Municipal Money Market Fund.  The Plan also provides for the distribution of those shares of WFA Municipal Money Market Fund to shareholders of Municipal Money Market Fund in liquidation and subsequent termination of Municipal Money Market Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

WELLS FARGO FUNDS TRUST

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1.Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2.Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i)	a final decision on the merits by a court or other body before whom the proceeding was brought; or

(ii)

in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.	EXHIBITS.

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(2)	Not Applicable

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(5)	Not Applicable.
(6)(a)

Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(b)

Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(6)(c)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(d)

Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(e)

Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.  Appendix B, included by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(f)

Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(g)

Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(6)(h)

Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.

(6)(i)

Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(j)	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

(6)(k)

Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(l)	Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.

(6)(m)	Sub-Advisory Agreement with Nelson Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(6)(n)	Sub-Advisory Agreement with Evergreen Investment Management, LLC (“Evergreen Investments”), incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(7)

Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(8)	Not Applicable.
(9)(a)	Master Custodian Agreement with State Street Bank & Trust Company incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(9)(b)

Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009. Schedule 4 incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(a)

Distribution Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(b)

Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. No. 131, filed October1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009.

(11)	Legal Opinion. Filed herewith.

(12)	[See Item 17(3) of this Part C.] Tax Opinion and Consent of Ropes & Gray LLP. To be filed by Amendment.

(13)(a)

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(b)

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(c)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

(13)(d)

Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(e)	Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(14)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney, filed herewith.

ITEM 17.	UNDERTAKINGS.

(1)

Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the February 16, 2010.

WELLS FARGO FUNDS TRUST

By:	/s/ C. David Messman
C. David Messman Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the February 16, 2010.

SIGNATURES	TITLE

President and/or Principal Executive Officer
Karla M. Rabusch *

Kasey Phillips*	Treasurer
(Principal Financial Officer)

A Majority of the Trustees*
Trustee
Isaiah Harris, Jr.	Trustee
Peter G. Gordon	Trustee
Judith M, Johnson	Trustee
David F. Larcker	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee
Olivia S. Mitchell	Trustee

/s/ C. David Messman
*By:
C. David Messman
(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description

11	Legal Opinion
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney